                                                             File No. 333-43511
                                                                       811-1978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /

      Post-Effective Amendment No. 19                                     /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
      Amendment No.                                                       / /


                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100


                     (Name and Address of Agent for Service)
                       Marc L. Collins, Associate Counsel
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                  Notice to:
                               John Blouch, Esq.
                             Dykema Gossett, PLLC.
                                 Suite 300 West
                               1300 I Street, NW
                             Washington, D.C. 20005


Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.

It is proposed that this filing will become effective (check appropriate space):

      ___     immediately upon filing pursuant to paragraph (b) of Rule 485


      _X_     on April 30, 2004 pursuant to paragraph (b) of Rule 485


      ___     60 days after filing pursuant to paragraph (a)(i) of Rule 485

      ___     on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:



              this post-effective amendment designates a new effective date for
      ___     a previously filed post-effective amendment.

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 667-3078

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified retirement plans.

The minimum initial purchase payment is $10,000. You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000.


You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Ohio National Variable Account A ("VAA") and/or the Guaranteed Account (if available). VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., the Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, Salomon Brothers Variable Series Funds Inc, UBS Series Trust, and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.


You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.


                                  MAY 1, 2004


FORM 8523

                               TABLE OF CONTENTS


Available Funds..............................    2
Fee Table....................................    4
  Financial Statements.......................    5
Accumulation Unit Values.....................    5
  Ohio National Life.........................   12
  Ohio National Variable Account A...........   13
  The Funds..................................   13
  Mixed and Shared Funding...................   13
  Voting Rights..............................   14
Distribution of Variable Annuity Contracts...   14
Deductions and Expenses......................   14
  Sales Charge...............................   14
  Contract Administration Charge.............   14
  Deduction for Administrative Expenses......   14
  Deduction for Risk Undertakings............   15
  Charges for Optional Benefits..............   15
  Transfer Fee...............................   15
  Deduction for State Premium Tax............   15
  Fund Expenses..............................   16
Description of Variable Annuity Contracts....   16
  10-Day Free Look...........................   16
Accumulation Period..........................   16
  Purchase Payments..........................   16
  Accumulation Units.........................   16
  Crediting Accumulation Units...............   16
  Allocation of Purchase Payments............   16
  Optional Asset Allocation Models...........   17
  Accumulation Unit Value and Accumulation
    Value....................................   17
  Net Investment Factor......................   17
  Surrender and Withdrawal...................   18
  Transfers among Subaccounts................   18
  Electronic Access..........................   18
  Scheduled Transfers (Dollar Cost
    Averaging)...............................   19
  Portfolio Rebalancing......................   19
  Optional Guaranteed Principal Protection
    ("GPP")..................................   19
  Death Benefit..............................   20
  Guaranteed Account.........................   21
Annuity Period...............................   22
  Annuity Payout Date........................   22
  Annuity Options............................   22
  Determination of Amount of the First
    Variable Annuity Payment.................   23
  Annuity Units and Variable Payments........   23
  Transfers During Annuity Payout............   24
  Optional Guaranteed Minimum Income Benefit
    ("GMIB").................................   24
Other Contract Provisions....................   25
  Assignment.................................   25
  Reports and Confirmations..................   25
  Substitution for Fund Shares...............   25
  Contract Owner Inquiries...................   25
  Performance Data...........................   25
Federal Tax Status...........................   26
  Tax-Deferred Annuities.....................   27
  Qualified Pension or Profit-Sharing
    Plans....................................   28
  Withholding on Distribution................   28
  Individual Retirement Annuities (IRA)......   28
IRA Disclosure Statement.....................   29
  Free Look Period...........................   29
  Eligibility Requirements...................   29
  Contributions and Deductions...............   29
  IRA for Non-working Spouse.................   30
  Rollover Contribution......................   31
  Premature Distributions....................   31
  Distribution at Retirement.................   31
  Inadequate Distributions -- 50% Tax........   31
  Death Benefits.............................   32
  Roth IRAs..................................   32
  Savings Incentive Match Plan for Employees
    (SIMPLE).................................   32
  Reporting to the IRS.......................   33
Illustration of IRA Fixed Accumulations......   33
Statement of Additional Information
  Contents...................................   34


                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.


OHIO NATIONAL FUND, INC.                                     INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                                       Ohio National Investments, Inc.
Equity Portfolio                                             (Legg Mason Funds Management, Inc.)
Bond Portfolio                                               Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)                    (Suffolk Capital Management, LLC)
S&P 500 Index(R) Portfolio                                   Ohio National Investments, Inc.
International Portfolio                                      (Federated Global Investment Management Corp.)
International Small Company Portfolio                        (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                               (Jennison Associates LLC)
Discovery (formerly called Small Cap) Portfolio              (Founders Asset Management LLC)
Aggressive Growth Portfolio                                  (Janus Capital Management LLC)
Mid Cap Opportunity (formerly Growth & Income)               (RS Investment Management, L.P.)
  Portfolio
Capital Growth Portfolio                                     (Eagle Asset Management, Inc.)
High Income Bond Portfolio                                   (Federated Investment Management Co.)
Blue Chip Portfolio                                          (Federated Equity Management Company of
                                                             Pennsylvania)
Small Cap Growth (formerly called Core Growth)               (UBS Global Asset Management (Americas), Inc.)
  Portfolio
Nasdaq-100(R) Index Portfolio                                Ohio National Investments, Inc.

Bristol Portfolio (large cap stocks)                         (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)               (Suffolk Capital Management, LLC)
U.S. Equity Portfolio                                        (ICON Advisers, Inc.)
Balanced Portfolio                                           (ICON Advisers, Inc.)
Covered Call Portfolio                                       (ICON Advisers, Inc.)


FORM 8523


THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow Target 10 Portfolios                                 (First Trust Advisors, L.P.)
The Dow Target 5 Portfolios                                  (First Trust Advisors, L.P.)

DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                                       (Fayez Sarofim & Co.)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
VIP Contrafund(R) Portfolio (a value fund)                   Fidelity Management & Research Company
VIP MidCap Portfolio                                         Fidelity Management & Research Company
VIP Growth Portfolio                                         Fidelity Management & Research Company
VIP Equity-Income Portfolio                                  Fidelity Management & Research Company

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund                         Goldman Sachs Asset Management, L.P.
Goldman Sachs CORE(SM) U.S. Equity Fund                      Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund                            Goldman Sachs Asset Management, L.P.

JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                                             Janus Capital Management LLC
International Growth Portfolio                               Janus Capital Management LLC
Worldwide Growth Portfolio                                   Janus Capital Management LLC
Balanced Portfolio                                           Janus Capital Management LLC

J.P. MORGAN SERIES TRUST II
JPMorgan Mid Cap Value Portfolio                             Robert Fleming, Inc.
JPMorgan Small Company Portfolio                             J.P. Morgan Investment Management Inc.

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio                        Lazard Asset Management LLC
Lazard Retirement Emerging Markets Portfolio                 Lazard Asset Management LLC

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS Investors Growth Stock Series                            Massachusetts Financial Services Company
MFS Mid Cap Growth Series                                    Massachusetts Financial Services Company
MFS New Discovery Series                                     Massachusetts Financial Services Company
MFS Total Return Series                                      Massachusetts Financial Services Company

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
Real Return Portfolio                                        Pacific Investment Management Company LLC
Total Return Portfolio                                       Pacific Investment Management Company LLC
Global Bond Portfolio                                        Pacific Investment Management Company LLC
THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)                     Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth           Jennison Associates LLC
  fund)

ROYCE CAPITAL FUND
Royce Small-Cap Portfolio                                    Royce & Associates, LLC
Royce Micro-Cap Portfolio                                    Royce & Associates, LLC
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
All Cap Fund (formerly named Capital Fund)                   Salomon Brothers Asset Management Inc
Total Return Fund                                            Salomon Brothers Asset Management Inc
Investors Fund (a value and growth fund)                     Salomon Brothers Asset Management Inc

UBS SERIES TRUST
Tactical Allocation Portfolio                                UBS Global Asset Management (US) Inc.

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II)
Core Plus Fixed Income (formerly called Fixed Income)        Van Kampen**
  Portfolio
U.S. Real Estate Portfolio                                   Van Kampen**


** Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

FORM 8523

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.

Contract Owner Transaction Expenses

Sales Load                                                       None
Exchange (transfer) Fee (currently no charge for the first
  12 transfers each contract year)                                $10

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.


Annual Contract Fee (no fee if your contract value exceeds
  $50,000)                                                        $30
Separate Account Annual Expenses (as a percentage of average account value or death benefit amount)
Mortality and Expense Risk Fees                                 1.25%
Account Expenses                                                0.25%
                                                                -----
Total Separate Account Annual Expenses (without optional
  added benefits)                                               1.50%
Optional Annual Stepped-up Death Benefit                        0.05%
Optional Guaranteed Minimum Death Benefit ("GMDB")              0.25%
Optional Enhanced Death Benefit ("GEB")                         0.30%
Additional cost of GEB if you are age 71 to 75 when issued      0.30%
Optional Guaranteed Minimum Income Benefit ("GMIB")
  (percentage of guaranteed income base)                        0.45%
Optional Guaranteed Principal Protection ("GPP") (percentage
  of original account balance)                                  0.20%
                                                                -----
Total Separate Account Annual Expenses with all five
  optional added benefits at their maximum cost                 3.05%


If you choose the optional annual stepped-up death benefit or the optional GMDB, the indicated charge is made annually on the contract anniversary. Those charges are based on the death benefit amount which may be greater than the account value. In that event, the expenses shown as a percentage of death benefit would be a larger percentage of the average account value and the amounts shown in the examples would be larger. If you choose the optional GEB, the charge is 0.15% or 0.30% (0.30% or 0.60% if you are age 71 to 75 when the contract is issued) of the average variable account value. If you choose the optional GMIB, the indicated charge is made on each contract anniversary. That charge is based on the guaranteed income base which may be greater than the contract value when the charge is made. In that event, amounts shown in the examples would be larger. The table and examples assume purchase of all available optional benefits. The total expenses shown above and in the examples will be less if you do not purchase all available options. See Death Benefit and Optional Guaranteed Minimum Income Benefit ("GMIB") and Optional Guaranteed Principal Protection ("GPP") for details.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


Total Annual Fund Operating Expenses (expenses deducted from
Fund assets, including management fees, distribution (12b-1)  MINIMUM  MAXIMUM
fees and other Fund operating expenses)                       0.44%    3.92%


FORM 8523

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND.

THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND. THE EXAMPLE ASSUMES YOU HAVE SELECTED ALL THE AVAILABLE OPTIONAL BENEFITS AND THE COSTS FOR THOSE BENEFITS ARE BASED ON CONTRACT VALUES OR DEATH BENEFIT AMOUNTS FOR A CONTRACT EXPERIENCING THE ASSUMED ANNUAL INVESTMENT RETURN OF 5%. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

   1 YEAR       3 YEARS       5 YEARS       10 YEARS
    $673         $1,998        $3,296        $6,432

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on May 1, 1998. Since then, the following changes have been made to available Funds:

January 6, 1999        The Dow Target Variable Funds added
May 1, 1999            Ohio National Fund International Small Company portfolio and
                       Lazard Retirement Series portfolios added
July 1, 1999           Ohio National Fund Equity portfolio and UBS Series (formerly called Mitchell Hutchins or Brinson Series) portfolios added
January 3, 2000        Ohio National Fund Discovery (formerly called Small Cap) and
                       Aggressive Growth portfolios and Prudential Series Fund
                       portfolios added
May 1, 2000            Ohio National Fund Small Cap Growth (formerly called Core
                       Growth) and Nasdaq-100 Index portfolios, Janus Aspen Series
                       Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products
                       portfolios added; Janus Aspen Series Institutional Shares
                       portfolios and Van Kampen (formerly called Morgan Stanley)
                       Universal Institutional Funds Value portfolio discontinued
                       for new contracts
September 15, 2000     UBS Series (formerly called Mitchell Hutchins or Brinson
                       Series) Strategic Income and Small Cap portfolios
                       discontinued for new contracts
March 19, 2001         Strong Multi Cap Value Fund II (formerly called Strong
                       Schafer Value Fund II) discontinued for new contracts
October 26, 2001       UBS Series (formerly Mitchell Hutchins or Brinson Series)
                       Growth & Income portfolio discontinued for new contracts;
                       Brinson Growth & Income, Small Cap and Strategic Income
                       portfolios merged into Alliance Variable Products Series
                       Growth & Income, Quasar and Global Bond portfolios,
                       respectively
November 1, 2001       J.P. Morgan Mid Cap Value portfolio and MFS Variable
                       Insurance Trust funds added

FORM 8523


December 17, 2001      First American Insurance Portfolios ("FAIP") Corporate Bond
                       portfolio replaced Ohio National Fund Strategic Income
                       portfolio, and FAIP Equity Income portfolio replaced Ohio
                       National Fund Relative Value portfolio and Firstar Growth &
                       Income portfolio through mergers
May 1, 2002            Ohio National Fund Bristol and Bryton Growth portfolios
                       added
August 1, 2002         PIMCO Variable Insurance Trust portfolios added
May 1, 2003            Dreyfus Variable Investment Fund Appreciation portfolio and
                       Royce Capital Fund portfolios added. The Dow Target Variable
                       Fund LLC Quarterly portfolios replaced monthly portfolios
                       through mergers. Van Kampen Universal Institutional Funds
                       (Class I) Core Plus Fixed Income and U.S. Real Estate
                       portfolios discontinued for new contracts, and Van Kampen
                       Universal Institutional Funds (Class II) Core Plus Fixed
                       Income and U.S. Real Estate portfolios added for new
                       contracts
October 1, 2003        Fidelity VIP Equity-Income portfolio added. First American
                       Insurance Portfolios discontinued for new contracts.
May 1, 2004            Ohio National Fund U.S. Equity, Balanced and Covered Call
                       portfolios added; PBHG Technology & Communications portfolio and Strong Variable Insurance Funds discontinued for new
                       contracts.


OHIO NATIONAL FUND:


                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Money Market                                1998               $10.00             $10.25             354,726
                                            1999                10.25              10.61             580,948
                                            2000                10.61              11.11           1,121,411
                                            2001                11.11              11.36           2,979,971
                                            2002                11.36              11.35             737,004
                                            2003                11.35              11.26             141,448

Equity                                      1999                10.00              10.80             225,183
                                            2000                10.80               9.93             513,241
                                            2001                 9.93               8.96             578,730
                                            2002                 8.96               7.17             550,182
                                            2003                 7.17              10.19             469,009

Bond                                        1998                10.00              10.21                   0
                                            1999                10.21              10.12               3,335
                                            2000                10.12              10.55              26,511
                                            2001                10.55              11.27             116,131
                                            2002                11.27              12.07             115,317
                                            2003                12.07              13.13              80,510

Omni                                        1998                10.00               9.37                   0
                                            1999                 9.37              10.28                 264
                                            2000                10.28               8.63               4,238
                                            2001                 8.63               7.39               8,533
                                            2002                 7.39               5.62               7,412
                                            2003                 5.62               6.99               6,976

S&P 500 Index                               1998                10.00              11.13              14,746
                                            1999                11.13              13.78             168,968
                                            2000                13.78              12.26             248,461
                                            2001                12.26              10.47             267,760
                                            2002                10.47               7.98             243,608
                                            2003                 7.98              10.05             129,328


FORM 8523

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
International                               1998               $10.00             $ 9.35                   0
                                            1999                 9.35              15.41              62,643
                                            2000                15.41              11.82              11,974
                                            2001                11.82               8.20             423,863
                                            2002                 8.20               6.41              14,067
                                            2003                 6.41               8.37              12,078

International Small Company                 1999                10.00              15.09                 108
                                            2000                15.09              10.37              26,179
                                            2001                10.37               7.22              24,799
                                            2002                 7.22               6.05              12,122
                                            2003                 6.05               9.17              12,846

Capital Appreciation                        1998                10.00               9.83               6,258
                                            1999                 9.83              10.31              18,630
                                            2000                10.31              13.35              18,770
                                            2001                13.35              14.44              85,646
                                            2002                14.44              11.36             101,635
                                            2003                11.36              14.72              73,347

MidCap Opportunity                          1998                10.00               9.29               3,517
                                            1999                 9.29              14.85               8,452
                                            2000                14.85              13.41              24,474
                                            2001                13.41              11.50              27,193
                                            2002                11.50               8.43              21,042
                                            2003                 8.43              12.15              13,825

Capital Growth                              1998                10.00              10.36               5,017
                                            1999                10.36              30.89              33,970
                                            2000                30.89              22.52              54,605
                                            2001                22.52              18.95              42,695
                                            2002                18.95              10.81              28,289
                                            2003                10.81              14.93              21.129

High Income Bond                            1998                10.00               9.88                   0
                                            1999                 9.88               9.94              12,856
                                            2000                 9.94               9.09              16,249
                                            2001                 9.09               9.34              19,112
                                            2002                 9.34               9.57              20,238
                                            2003                 9.57              11.57              24,151

Blue Chip                                   1998                10.00              10.13               2,508
                                            1999                10.13              10.58              17,773
                                            2000                10.58              10.54              23,576
                                            2001                10.54               9.94              27,221
                                            2002                 9.94               7.89              25,179
                                            2003                 7.89               9.84              77,873

Discovery                                   2000                10.00               9.31              55,063
                                            2001                 9.31               7.49              47,002
                                            2002                 7.49               4.96              48,398
                                            2003                 4.96               6.73              26,637

Aggressive Growth                           2000                10.00               7.57             112,492
                                            2001                 7.57               5.08              57,060
                                            2002                 5.08               3.61              32,552
                                            2003                 3.61               4.68              24,163


FORM 8523

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Small Cap Growth                            2000               $10.00             $ 7.72              17,124
                                            2001                 7.72               4.60              12,441
                                            2002                 4.60               3.21               5,620
                                            2003                 3.21               4.60               5,613

Nasdaq-100 Index                            2000                10.00               6.03              30,378
                                            2001                 6.03               4.00              65,240
                                            2002                 4.00               2.47             103,807
                                            2003                 2.47               3.60              49,395

Bristol                                     2002                10.00               7.82                   0
                                            2003                 7.82              10.20                 637

Bryton Growth                               2002                10.00               6.81                   0
                                            2003                 6.81               9.10                   0

FIRST AMERICAN INSURANCE PORTFOLIOS:
Corporate Bond                              1999                10.00               9.31               1,370
                                            2000                 9.31              10.26               2,938
                                            2001                10.26              10.94              11,350
                                            2002                10.94              11.44               2,784
                                            2003                11.44              12.17               1,462

Equity Income                               2000                10.00              10.02              19,072
                                            2001                10.02               9.12              19,999
                                            2002                 9.12               7.43              13,676
                                            2003                 7.43               9.27              11,011

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth and Income             1998                10.00               8.84              10,579
                                            1999                 8.84               9.18              32,934
                                            2000                 9.18               8.62              34,930
                                            2001                 8.62               7.70              40,776
                                            2002                 7.70               6.73              50,672
                                            2003                 6.73               8.24              22,040

Goldman Sachs CORE U.S. Equity              1998                10.00              10.18              13,701
                                            1999                10.18              12.47              31,465
                                            2000                12.47              11.10              50,813
                                            2001                11.10               9.63              46,745
                                            2002                 9.63               7.41              38,034
                                            2003                 7.41               9.45              33,028

Goldman Sachs Capital Growth                1998                10.00              11.18                   0
                                            1999                11.18              14.01               8,621
                                            2000                14.01              12.70              28,384
                                            2001                12.70              10.70              16,103
                                            2002                10.70               7.98              17,297
                                            2003                 7.98               9.73              12,960

JANUS ASPEN SERIES (INSTITUTIONAL
  SHARES):
Growth                                      1998                10.00              11.55               7,103
                                            1999                11.55              16.39             181,724
                                            2000                16.39              13.79             271,837
                                            2001                13.79              10.23             205,284
                                            2002                10.23               7.40             147,202
                                            2003                 7.40               9.61              94,757


FORM 8523

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
International Growth                        1998               $10.00             $ 9.87                   0
                                            1999                 9.87              17.72             228,884
                                            2000                17.72              14.67              70,851
                                            2001                14.67              11.10              53,202
                                            2002                11.10               8.14              39,242
                                            2003                 8.14              10.81              30,477

Worldwide Growth                            1998                10.00              10.50               2,063
                                            1999                10.50              17.01             370,658
                                            2000                17.01              14.13             194,391
                                            2001                14.13              10.80             172,729
                                            2002                10.80               7.93             118,759
                                            2003                 7.93               9.68              87,186

Balanced                                    1998                10.00              11.62              10,515
                                            1999                11.62              14.51             123,188
                                            2000                14.51              13.97             164,477
                                            2001                13.97              13.12             143,653
                                            2002                13.12              12.09             115,864
                                            2003                12.09              13.59              92,627

JANUS ASPEN SERIES (SERVICE SHARES):
Growth                                      2000                10.00               8.07             177,113
                                            2001                 8.07               5.97             169,611
                                            2002                 5.97               4.31             124,579
                                            2003                 4.31               5.58              85,350

International Growth                        2000                10.00               7.87             313,411
                                            2001                 7.87               5.94             501,432
                                            2002                 5.94               4.34             351,975
                                            2003                 4.34               5.76              55,592

Worldwide Growth                            2000                10.00               7.98              89,498
                                            2001                 7.98               6.08             501,610
                                            2002                 6.08               4.45             664,319
                                            2003                 4.45               5.42              62,160

Balanced                                    2000                10.00               9.71              92,866
                                            2001                 9.71               9.10             149,183
                                            2002                 9.10               8.37             157,176
                                            2003                 8.37               9.37             145,008

J.P. MORGAN SERIES TRUST II:
JPMorgan Small Company                      1998                10.00               8.33               3,544
                                            1999                 8.33              11.85               7,491
                                            2000                11.85              10.35               6,635
                                            2001                10.35               9.38              25,983
                                            2002                 9.38               7.24              21,130
                                            2003                 7.24               9.70              19,288

JPMorgan Mid Cap Value                      2002                10.00              10.88              15,626
                                            2003                10.88              13.89              11,193


FORM 8523

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
LAZARD RETIREMENT SERIES:
Lazard Retirement Small Cap                 1999               $10.00             $ 9.28                   0
                                            2000                 9.28              11.07               1,890
                                            2001                11.07              12.94               8,258
                                            2002                12.94              10.49              40,710
                                            2003                10.49              14.19              57,563

Lazard Retirement Emerging Markets          1999                10.00              11.48               2,966
                                            2000                11.48               9.91               1,210
                                            2001                 9.91               7.61               6,437
                                            2002                 7.61               7.38              13,220
                                            2003                 7.38              11.12              13,674

UBS SERIES TRUST:
Tactical Allocation                         1999                10.00              10.46              84,698
                                            2000                10.46              10.09              95,153
                                            2001                10.09               8.69              80,744
                                            2002                 8.69               6.60              49,130
                                            2003                 6.60               8.28              20,437

MFS VARIABLE INSURANCE TRUST:
MFS Mid Cap Growth                          2001                10.00              11.10                 102
                                            2002                11.10               6.18               4,185
                                            2003                 6.18               8.32               7,240

MFS New Discovery                           2001                10.00              11.55                  99
                                            2002                11.55               7.76               1,455
                                            2003                 7.76              10.20               1,455

MFS Total Return                            2001                10.00              10.25               1,121
                                            2002                10.25               9.56              44,426
                                            2003                 9.56              10.93              72,156

MFS Investor Growth                         2002                10.00               7.62                 195
                                            2003                 7.62               9.21                 387

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS I):
Core Plus Fixed Income                      1998                10.00              10.44               3,925
                                            1999                10.44              10.12              30,259
                                            2000                10.12              11.07              30,755
                                            2001                11.07              11.93              26,172
                                            2002                11.93              12.61              27,114
                                            2003                12.61              13.00              24,259

Value                                       1998                10.00               8.79                   0
                                            1999                 8.79               8.51               4,534
                                            2000                 8.51              10.47               6,697
                                            2001                10.47              10.55               4,627
                                            2002                10.55               8.09               3,716
                                            2003                 8.09              10.69               3,746

U.S. Real Estate                            1998                10.00               8.94                   0
                                            1999                 8.94               8.67               1,698
                                            2000                 8.67              11.05               3,787
                                            2001                11.05              11.95               3,776
                                            2002                11.95              11.68               4,405
                                            2003                11.68              15.83               6,045


FORM 8523

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
PBHG INSURANCE SERIES FUND:
PBHG Technology & Communications            2000               $10.00             $ 5.33              31,721
                                            2001                 5.33               2.50              33,099
                                            2002                 2.50               1.13              49,216
                                            2003                 1.13               1.62              44,820

PIMCO VARIABLE INSURANCE TRUST:
Real Return                                 2002                10.00              10.66               9,001
                                            2003                10.66              11.43              48,829

Total Return                                2002                10.00              10.41               8,040
                                            2003                10.41              10.78              17,528

Global Bond                                 2002                10.00              10.67                 730
                                            2003                10.67              12.06               3,159

PRUDENTIAL SERIES FUND:
Jennison                                    2000                10.00               8.56              14,322
                                            2001                 8.56               6.86              10,192
                                            2002                 6.86               4.65               9,479
                                            2003                 4.65               5.94               5,792

Jennison 20/20 Focus                        2000                10.00               9.71               1,781
                                            2001                 9.71               9.44               3,686
                                            2002                 9.44               7.20              15,829
                                            2003                 7.20               9.14              11,827

SALOMON BROTHERS VARIABLE SERIES:
All Cap                                     1998                10.00              10.66               3,518
                                            1999                10.66              12.82              22,316
                                            2000                12.82              14.94              24,021
                                            2001                14.94              15.00              45,028
                                            2002                15.00              11.07              49,079
                                            2003                11.07              15.17              26,439

Total Return                                1998                10.00              10.00               3,757
                                            1999                10.00               9.93               4,263
                                            2000                 9.93              10.55               5,656
                                            2001                10.55              10.31              17,591
                                            2002                10.31               9.46              16,555
                                            2003                 9.46              10.81              13,053

Investors                                   1998                10.00              10.13               4,237
                                            1999                10.13              11.14               7,637
                                            2000                11.14              12.65               9,729
                                            2001                12.65              11.94              62,628
                                            2002                11.94               9.05              71,598
                                            2003                 9.05              11.80              60,640

STRONG VARIABLE INSURANCE FUNDS:
Strong Mid Cap Growth II                    1998                10.00              11.52                   0
                                            1999                11.52              21.55              20,343
                                            2000                21.55              18.08              82,985
                                            2001                18.08              12.33              70,801
                                            2002                12.33               7.59              46,933
                                            2003                 7.59              10.03              28,993


FORM 8523

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Strong Opportunity II                       1998               $10.00             $ 9.53              42,277
                                            1999                 9.53              12.67               3,803
                                            2000                12.67              13.31              24,993
                                            2001                13.31              12.63              38,737
                                            2002                12.63               9.10              38,242
                                            2003                 9.10              12.29              27,067

Strong Multi Cap Value II                   1998                10.00               9.39                   0
                                            1999                 9.39               8.98               3,497
                                            2000                 8.98               9.54               2,432
                                            2001                 9.54               9.79              10,625
                                            2002                 9.79               7.41              10,619
                                            2003                 7.41              10.10              10,577

FIDELITY VARIABLE INSURANCE PRODUCTS
  FUND, SERVICE CLASS 2:
VIP Contrafund                              2000                10.00               9.22               8,945
                                            2001                 9.22               7.95              26,048
                                            2002                 7.95               7.08              45,890
                                            2003                 7.08               8.94              39,892

VIP Mid Cap                                 2000                10.00              11.14              51,696
                                            2001                11.14              10.59              49,172
                                            2002                10.59               9.39              74,049
                                            2003                 9.39              12.78              60,509

VIP Growth                                  2000                10.00               8.45              54,910
                                            2001                 8.45               6.84             107,909
                                            2002                 6.84               4.69              39,024
                                            2003                 4.69               6.13              53,550

VIP Equity Income                           2003                10.00              10.81               3,106

ALLIANCE VARIABLE PRODUCTS SERIES:
Growth & Income                             2001                10.00               9.71              12,805
                                            2002                 9.71               7.43              11,739
                                            2003                 7.43               9.68               8,265

Global Bond                                 2001                10.00               9.27               1,043
                                            2002                 9.27              10.64                 688
                                            2003                10.64              11.86                 484

DREYFUS VARIABLE INVESTMENT FUND
  SERVICE SHARES
Appreciation                                2003                10.00              11.68                  74

ROYCE CAPITAL FUND
Small Cap                                   2003                10.00              13.95              13,595
Micro Cap                                   2003                10.00              14.67              10,269


OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $12 billion and equity of approximately $1 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance


FORM 8523
holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the majority voting interest of the holding company.

OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners

FORM 8523
and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. "ONEQ" is a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SALES CHARGE

No deduction is made for sales expense.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

FORM 8523

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.25% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.25% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

CHARGES FOR OPTIONAL BENEFITS

There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary.

If you choose the annual stepped-up death benefit or the GMDB, as described under "Death Benefit," those annual charges are the following percentages of the optional death benefit amounts:

Annual stepped-up death benefit                                0.05%
GMDB                                                           0.25%

If you choose the GEB, as described under "Death Benefit," the annual charge is the following percentage of your average variable account value:

GEB at issue ages through 70                                   0.15%
GEB at issue ages 71 through 75                                0.30%
GEB "Plus" at issue ages through 70                            0.30%
GEB "Plus" at issue ages 71 through 75                         0.60%

If you choose the GMIB, the annual charge is the following percentage of your guaranteed income base as described under "Optional Guaranteed Minimum Income Benefit ("GMIB")":

Percent of GMIB guaranteed income base                         0.45%

If you choose the GPP, the annual charge is the following percentage of your contract value as of the beginning of the GPP's 10-year term as described under "Optional Guaranteed Principal Protection ("GPP")":

Percent of GPP beginning contract value                        0.20%

TRANSFER FEE

We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates now range from 0.5% to 3.5%. We will deduct from your contract value the amount of any applicable premium tax when it is incurred. Normally, that is when an annuity payout option begins.

FORM 8523

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In Georgia, Idaho, Louisiana, Michigan, Missouri, Nebraska, Nevada, North Carolina, Oklahoma, Rhode Island, South Carolina and Utah, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds will first be allocated to the Money Market Fund until the end of the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $10,000. You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

FORM 8523

OPTIONAL ASSET ALLOCATION MODELS

You may choose an optional asset allocation model for your contract's variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional asset allocation model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

We have retained Ibbotson Associates to develop 5 asset allocation models, each comprising a combination of the contract's available Funds. Ibbotson selects the Funds for each of the 5 models in accordance with 5 risk/return profiles they have developed. The 5 models range from Model 1 (having relatively stable investments with a lower risk/return profile) to Model 5 (having relatively aggressive investments with a higher risk/return profile).

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an asset allocation model will be allocated among the Funds as specified by the model you choose.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions originally established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions. The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer. If your contract includes the optional Guaranteed Principal Protection (GPP) rider, your variable account values must be in one of the models. The GPP rider will be cancelled if you are no longer using any model.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE


We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.


NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (no federal income taxes apply under present law.)

FORM 8523

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below) you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days that we are

FORM 8523
open for business, at 1-800-366-6654, #1 or by accessing our web site at any time at www.Ohionational.com. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE IT.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against the 12 free transfers you are allowed each contract year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

OPTIONAL GUARANTEED PRINCIPAL PROTECTION ("GPP")

In those states where permitted, you may choose the GPP rider when you apply for the contract, or on a contract anniversary, if the annuitant is then under age 80.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your contract value to increase it to the "guaranteed contract value" if

FORM 8523
the contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value

(a) as of the first day of the rider's term or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract reduced pro rata for any withdrawals you made.

Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value and do not count as part of your contract value at the end of the term for purposes of determining the benefit amount.


If you choose GPP, you must allocate all variable contract values to one of the asset allocation models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an asset allocation model after the GPP rider ends.


The charge for the GPP rider is made on each contract anniversary at the rate of 0.20% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider's guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the date we receive proof of the annuitant's death and satisfactory instructions from the beneficiary for disposition of the contract. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within 60 days after the annuitant's death. If the contract value as of the date we receive satisfactory instructions and proof of death is less than the death benefit, we will add an amount equal to that difference to the Money Market subaccount.

This death benefit will be the greatest of:

- the contract value; or

- your total purchase payments minus any amounts you have withdrawn from the contract; or

- the stepped-up death benefit amount if you chose that option; or

- the guaranteed minimum death benefit ("GMDB") if you chose that option; or

- the optional enhanced death benefit ("GEB" or "GEB Plus"), plus the greatest of the other options you choose, if you chose that option.

FORM 8523

"Net purchase payments" means your total purchase payments minus a pro rata adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the contract value that resulted from the withdrawal.

In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit on the first contract anniversary will be the greater of (a) the contract value then or (b) net purchase payments made on or before that date. On each contract anniversary after that (until the annuitant attains age 80), the death benefit will be reset to the greater of (a) the contract value on that anniversary date or (b) the death benefit as of the last preceding anniversary. The death benefit is increased by purchase payments and decreased by withdrawals made during the year before each anniversary. There is an additional annual charge (presently at an annual rate of 0.05% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.

In those states where permitted, you may choose the GMDB at the time the contract is issued. With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the GMDB amount. The GMDB amount for contract values held in the Guaranteed Account and the Money Market Fund is the contract value as of the date of death. For all other subaccounts, the GMDB amount is (i) total purchase payments minus any amounts you have withdrawn from the contract plus (ii) a daily increase, until the annuitant attains age 80, at an effective annual rate of 6%, but this total death benefit shall not exceed two times (i). There is an additional annual charge for this option of 0.25% of the GMDB amount.

In those states where permitted, you may choose GEB at the time the contract is issued. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant's death:

- 25% of the lesser of (a) two times net purchase payments or (b) the contract value on the date of death minus net purchase payments; or

- 40% of the lesser of (a) two and a half times net purchase payments, or (b) the contract value on the date of death minus net purchase payments. This is the GEB "Plus."

For the regular GEB option, there is an additional annual charge of 0.15% of the variable contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the GEB "Plus," the charge is 0.30% (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options.

The beneficiary for any death proceeds may choose to continue the contract for up to 5 years. If the beneficiary is the deceased annuitant's spouse, he or she may continue the contract as the new owner and annuitant, and the 5-year limit will not apply. The value of the continued contract, as of the date the death benefit was payable, will equal the amount of the death benefit.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. If the Guaranteed Account is available on your contract, you may allocate purchase payments and contract values between the Guaranteed Account and the Funds. There might be periods when we will not make the Guaranteed Account available on new contracts.

FORM 8523

We invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or mortality and expense risk undertakings. Insurance risk charges for optional benefit riders are taken pro rata from the Guaranteed Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):      Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the
                  annuitant's death).

FORM 8523

Option 1(b):      Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):      Life Annuity with installment payments guaranteed for ten
                  years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):      Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining
                  lifetime of the annuitant. The number of period-certain
                  payments is equal to the amount applied under this option
                  divided by the amount of the first payment.
Option 2(a):      Joint & Survivor Life Annuity with installment payments
                  during the lifetime of the annuitant and then continuing
                  during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)
Option 2(b):      Joint & Survivor Life Annuity with installment payments
                  guaranteed for ten years and then continuing during the
                  remaining lifetime of the annuitant or a contingent
                  annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

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                                        23

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")


You may add a GMIB rider to your contract either at the time the contract is issued or on any contract anniversary. GMIB guarantees minimum lifetime fixed income in monthly annuity payments. The amount of these payments is determined by applying the "guaranteed income base" to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your "guaranteed earnings base," which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin, accumulated at an annual rate of 6% or (b) your "step-up base," which is highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after the annuitant is age 80.


If the amount of annuity payments under the contract would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments. If you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds' investment performance surpasses the GMIB guarantees.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. If you choose to receive annuity payments as provided in the contract instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider's 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 75 to 80 when you purchase GMIB, your GMIB payments must begin on the rider's 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments assume a lower interest rate (2.5% instead of 3%) and (b) GMIB payments are based on an assumption that you will live longer than the mortality assumed in our currently-offered annuities.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider's 10th anniversary. See "Federal Tax Status" and "Appendix A -- IRA Disclosure Statement." You could be subject to

FORM 8523
tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if GMIB is appropriate for you.

                           OTHER CONTRACT PROVISIONS
ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

FORM 8523

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

FORM 8523

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

FORM 8523

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

FORM 8523

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.


Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $13,000 for 2004.



The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $3,000 in 2004 (increasing to $4,000 in 2005 and $5,000 in 2008) or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $500 per year until 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.


FORM 8523

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $41,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. We have asked the Internal Revenue Service to review the format of your SEPP-IRA and to issue an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.


The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $3,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $6,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $6,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

FORM 8523

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as the IRA assets are not mixed with assets that did not originate in a qualified plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

FORM 8523

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1999, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)


An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $9,000 in 2004 (increasing to $10,000 in 2005). Employees age 50 and older may contribute an additional $1,500 in 2004 (increasing $500 per year to an additional $2,500 in 2006). Distributions from a SIMPLE are


FORM 8523
subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                       AGE 60                         AGE 65                          AGE 70
                     GUARANTEED                     GUARANTEED                      GUARANTEED
                   SURRENDER VALUE                SURRENDER VALUE                 SURRENDER VALUE
             ---------------------------   -----------------------------   -----------------------------
                               $2,000                         $2,000                          $2,000
                $1,000        ONE TIME        $1,000         ONE TIME         $1,000         ONE TIME
 CONTRACT       ANNUAL        LUMP SUM        ANNUAL         LUMP SUM         ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS  CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION
-----------  -------------  ------------   -------------   -------------   -------------   -------------
     1        $   1,000.00  $  2,030.00     $  1,000.00     $  2,030.00     $  1,000.00     $  2,030.00
     2            2,030.00     2,090.90        2,030.00        2,090.90        2,030.00        2,090.90
     3            3,090.90     2,153.63        3,090.90        2,153.63        3,090.90        2,153.63
     4            4,183.63     2,218.24        4,183.63        2,218.24        4,183.63        2,218.24
     5            5,309.14     2,284.78        5,309.14        2,284.78        5,309.14        2,284.78
     6            6,468.41     2,353.33        6,468.41        2,353.33        6,468.41        2,353.33
     7            7,662.46     2,423.93        7,662.46        2,423.93        7,662.46        2,423.93
     8            8,892.34     2,496.64        8,892.34        2,496.64        8,892.34        2,496.64
     9           10,159.11     2,571.54       10,159.11        2,571.54       10,159.11        2,571.54
    10           11,463.88     2,648.69       11,463.88        2,648.69       11,463.88        2,648.69
    15           18,598.91     3,070.56       18,598.91        3,070.56       18,598.91        3,070.56
    20           26,870.37     3,559.62       26,870.37        3,559.62       26,870.37        3,559.62
    25           36,459.26     4,126.57       36,459.26        4,126.57       36,459.26        4,126.57
    30           47,575.42     4,783.83       47,575.42        4,783.83       47,575.42        4,783.83
    35           60,621.36     5,545.77       60,621.36        5,545.77       60,621.36        5,545.77
    40           75,745.18     6,429.06       75,745.18        6,429.06       75,745.18        6,429.06
    45           93,277.83     7,453.05       93,277.83        7,453.05       93,277.83        7,453.05
    50          113,602.98     8,640.13      113,602.98        8,640.13      113,602.98        8,640.13
    55          137,165.40    10,016.27      137,165.40       10,016.27      137,165.40       10,016.27
    60          164,480.70    11,611.61      164,480.70       11,611.61      164,480.70       11,611.61
    65                 N/A          N/A      196,146.62       13,461.03      196,146.62       13,461.03
    70                 N/A          N/A             N/A             N/A      232,856.10       15,605.03

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

FORM 8523

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities
Financial Statements

FORM 8523

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2004

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated May 1, 2004. To get a free copy of the prospectus for VAA, write or call us at the above address.


                              Table of Contents

              Custodian ...........................................2
              Independent Certified Public Accountants.............2
              Underwriter..........................................2
              Calculation of Money Market Yield....................3
              Total Return.........................................3
              Loans Under Tax-sheltered Annuities..................5
              Financial Statements










                                "ONCORE FLEX VA"

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street,
Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAA's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAA at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAA's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Ohio National Variable Account A and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2003 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to a change in the method of accounting for embedded reinsurance derivatives. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:


                Aggregate           Retained
Year           Commissions         Commissions
----           -----------         -----------

2003           $91,054,326          $12,995,595
2002           $80,193,871          $11,703,457
2001           $71,902,574          $ 9,756,149

CALCULATION OF MONEY MARKET YIELD
The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2003, was -0.18%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                           P(1 + T)(exponent n) = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period
                 (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (May 1, 1998). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we do not include the $30 annual contract administration charge as a percentage of contract value because the average value of this series of contracts is $79,300. There is no annual contract administration charge for contracts over $50,000. The effect of that charge on contracts with total value less than $50,000 would be to reduce the total returns. The returns below do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2003 (assuming surrender of the contract then) are as follows:



                                                                                             From
                                                  1                 5            10          Fund        Returns    Inception
                                                 Year             Years         Years      Inception     in VAA*      Date
                                                 ----             -----         -----      ---------     -------      ----
ONcore Flex   DECEMBER 31, 2003
OHIO NATIONAL FUND
Money Market                                     -0.75%            1.91%         2.73%       4.81%         4.83%     7/31/80
Equity                                           42.22%            2.21%         6.92%       8.14%         8.14%     1/14/71
Bond                                             8.83%             5.16%         4.99%       6.47%         6.47%     11/2/82
Omni                                             24.33%           -5.70%         1.89%       5.61%         5.60%     9/10/84
S&P 500 Index                                    25.95%           -2.02%          n/a        5.99%         5.98%     1/3/97
International                                    30.64%           -2.17%         2.04%       3.94%         3.97%     5/3/93
International Small Co                           51.64%            4.54%          n/a        6.00%         6.01%     3/31/95
Capital Appreciation                             29.58%            8.41%          n/a       10.06%        10.06%     4/30/94
Discovery                                        35.63%            5.16%          n/a       10.95%        10.95%     4/30/94
Aggressive Growth                                29.55%           -14.35%         n/a       -4.37%        -4.37%     3/31/95
Mid Cap Opportunity                              44.18%            5.52%          n/a        9.26%         9.26%     1/3/97
Capital Growth                                   38.03%            7.58%          n/a        7.32%         7.32%     5/1/98
High Income Bond                                 20.97%            3.21%          n/a        2.61%         2.61%     5/1/98
Blue Chip                                        24.71%           -0.59%          n/a       -0.28%        -0.28%     5/1/98
Small Cap Growth                                 43.20%           -0.30%          n/a        0.13%         0.13%     1/3/97
Nasdaq-100 Index                                 45.68%             n/a           n/a      -24.32%       -24.32%     5/1/00
Bristol                                          30.50%             n/a           n/a        1.24%         1.24%     5/1/02
Bryton                                           33.61%             n/a           n/a       -5.49%        -5.50%     5/1/02
U.S. Equity                                       n/a               n/a           n/a         n/a           n/a      5/1/2004
Balanced                                          n/a               n/a           n/a         n/a           n/a      5/1/2004
Covered Call                                      n/a               n/a           n/a         n/a           n/a      5/1/2004

THE DOW TARGET
Dow Target 10 - First Qtr                        23.40%             n/a           n/a        0.99%         0.99%     1/4/99
Dow Target 10 - Second Qtr                       26.47%             n/a           n/a        3.03%         3.03%     4/1/99
Dow Target 10 - Third Qtr                        22.63%             n/a           n/a       -0.99%        -0.99%     7/1/99
Dow Target 10 - Fourth Qtr                       21.99%             n/a           n/a        2.07%         2.07%     10/1/99
Dow Target 5 - First Qtr                         17.78%             n/a           n/a        1.88%         1.88%     1/1/00
Dow Target 5 - Second Qtr                        21.43%             n/a           n/a        4.36%         4.36%     4/1/00
Dow Target 5 - Third Qtr                         13.19%             n/a           n/a        2.48%         2.48%     7/1/00
Dow Target 5 - Fourth Qtr                        17.78%             n/a           n/a        0.32%         0.32%     10/1/99

DREYFUS (FAYEZ SAROFIM)
Appreciation                                     19.02%             n/a           n/a       -2.97%        16.87%     12/31/99

FIDELITY (SERVICE CLASS 2 SHARES)
Contrafund                                       26.30%            1.62%          n/a       12.24%        -2.71%     1/31/95
Growth                                           30.58%           -3.10%         7.66%       9.68%       -12.19%     10/31/86
Mid Cap                                          36.21%           17.13%          n/a       17.13%         7.57%     12/31/98
Equity-Income                                    27.80%            1.67%         9.06%       9.39%         8.06%     10/15/03

GOLDMAN SACHS
Growth & Income                                  22.52%           -1.39%          n/a       -0.52%       -3.35%      1/12/98
CORE U.S. Equity                                 27.56%           -1.47%          n/a        0.86%       -0.99%      2/12/98
Capital Growth                                   21.91%           -2.75%          n/a       -0.42%       -0.42%      4/30/98

JANUS ASPEN SERIES (SERVICE SHARES)
Growth                                           29.55%           -3.92%         7.13%       7.15%                   9/13/93
International Growth                             32.55%            1.34%          n/a        9.02%      -13.72%      5/2/94
Worldwide Growth                                 21.85%           -1.95%         8.21%       9.69%      -15.10%      9/13/93
Balanced                                         12.04%            3.09%        10.07%      10.38%       -1.61%      9/13/93

J.P. MORGAN
JPMorgan Small Co                                33.97%            3.09%          n/a        8.16%      -0.32%       1/3/95
JPMorgan Mid Cap Value                           27.71%             n/a           n/a       16.29%      16.93%       9/28/01

LAZARD
Lazard Retirement Small Cap                      35.20%            9.62%          n/a        6.62%       9.92%       11/4/97
Lazard Retirement Emerging Markets               50.68%            7.74%          n/a        0.75%       4.54%       11/3/97

MFS
New Discovery                                    31.46%             n/a           n/a       -7.08%      -7.52%       5/1/00
Investors Growth Stock                           20.79%             n/a           n/a      -14.27%      -2.47%       5/1/00
Mid Cap Growth                                   34.59%             n/a           n/a      -13.57%      -7.52%       5/1/00
Total Return                                     14.29%             n/a           n/a        4.73%       5.98%       5/1/00

PIMCO
Real Return                                      7.25%              n/a           n/a       10.08%      10.02%      9/30/99
Total Return                                     3.49%             4.77%          n/a        5.14%       5.80%      12/31/97
Global Bond                                      12.75%             n/a           n/a       15.88%      14.26%      1/10/02

                                                                                             From
                                                  1                 5            10          Fund        Returns    Inception
                                                 Year             Years         Years      Inception     in VAA*      Date
                                                 ----             -----         -----      ---------     -------      ----
PRUDENTIAL
Jennison 20/20                                   26.90%             n/a           n/a        0.61%      -3.32%      5/2/99
Jennison                                         27.69%           -5.40%          n/a        6.56%     -13.38%      4/24/95

ROYCE
Micro-Cap                                        46.96%           17.37%          n/a       15.33%      47.79%      12/31/96
Small-Cap                                        39.02%           14.70%          n/a       12.77%      23.71%      12/31/96

SALOMON BROTHERS
All Cap                                          36.98%            7.31%          n/a        9.01%       7.75%      2/17/98
Total Return                                     14.20%            1.57%          n/a        2.09%       1.50%      2/17/98
Investors                                        30.38%            3.11%          n/a        4.19%       3.17%      2/17/98

UBS SERIES TRUST
Tactical Allocation                              25.49%           -1.46%          n/a        2.69%      -4.11%      9/29/98

VAN KAMPEN (CLASS II SHARES)
Core Plus Fixed Income                            n/a               n/a           n/a        1.06%       1.06%      5/2/03
U.S. Real Estate                                  n/a               n/a           n/a       27.69%      27.69%      5/1/03




* The "Returns in VAA" are the standardized total returns from the time these Funds were added to VAA through December 31, 2002. The Goldman Sachs Variable, Janus Aspen Series, J.P. Morgan Small Company Portfolio and Salomon Brothers Variable Funds were added to VAA May 1, 1998. The Dow Target 10 series was added to VAA beginning January 1, 1999. The Lazard Retirement Series Funds were added to VAA May 1, 1999. The UBS Series Trust was added to VAA July 1, 1999. The Dow Target 5 series was added to VAA beginning September 1, 1999. The Prudential Series Fund was added January 3, 2000. The Janus Aspen Series Service Shares and VIP funds were added to VAA May 1, 2000. The J.P. Morgan Mid Cap Value Portfolio and MFS Variable Insurance Trust were added to VAA November 1, 2001. The PIMCO Variable Insurance Trust portfolios were added August 1, 2002. Dreyfus Variable Investment Fund, Royce Capital Fund and Van Kampen Universal Institutional Funds Class II added May 1, 2003. The Fidelity VIP Equity-Income portfolio was added October 1, 2003.


LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

[KPMG LOGO]

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                       Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                   (With Independent Auditors' Report Thereon)

[KPMG LOGO]
           KPMG LLP                                       Telephone 614 249 2300
           Suite 500                                      Fax 614 249 2348
           191 West Nationwide Boulevard
           Columbus, OH 43215-2568

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Companies) as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2(m) to the consolidated financial statements, the Companies changed their method of accounting for embedded reinsurance derivatives in 2003.

                                    (KPMG LLP)

February 6, 2004

[LOGO] KPMG LLP, a U.S. limited liability partnership, is the U.S. member firm of KPMG international, a Swiss cooperative.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 2003 and 2002

                  (dollars in thousands, except share amounts)

                                                                    2003           2002
                                                                 -----------    ----------
                                      ASSETS
Investments (notes 5, 9, and 10):
    Securities available-for-sale, at fair value:
       Fixed maturities                                          $ 6,247,095     5,462,640
       Equity securities                                                 909           901
    Fixed maturities held-to-maturity, at amortized cost             649,192       742,812
    Fixed maturity trading securities, at fair value                 656,817            --
    Mortgage loans on real estate, net                             1,212,737     1,114,147
    Real estate, net                                                   9,138        39,991
    Policy loans                                                     184,264       179,258
    Other long-term investments                                       47,522        57,296
                                                                 -----------    ----------
                  Total investments                                9,007,674     7,597,045

Cash                                                                  88,821        99,958
Accrued investment income                                            110,350        96,674
Deferred policy acquisition costs                                    603,363       499,413
Reinsurance recoverable (note 15)                                    918,429     1,099,086
Other assets                                                          16,781        44,569
Assets held in Separate Accounts                                   2,272,362     1,728,395
                                                                 -----------    ----------
                  Total assets                                   $13,017,780    11,165,140
                                                                 ===========    ==========
                        LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits and claims (note 6)                       $ 8,503,492     7,159,320
Policyholders' dividend accumulations                                 58,295        58,887
Other policyholder funds                                              20,762        19,518
Notes payable (net of unamortized discount of $505 in 2003 and
    $549 in 2002) (note 7)                                           134,495       134,451
Federal income taxes (note 8):
    Current                                                            6,226            --
    Deferred                                                          72,924        39,323
Other liabilities                                                    830,527     1,141,936
Liabilities related to Separate Accounts                           2,261,434     1,717,682
                                                                 -----------    ----------
                  Total liabilities                               11,888,155    10,271,117
                                                                 -----------    ----------
 Commitments and contingencies (notes 8, 10, 14, and 15)

 Stockholder's equity (notes 3 and 12):
    Class A common stock, $ 1 par value. Authorized,
       issued, and outstanding 10,000,000 shares                      10,000        10,000
    Additional paid-in capital                                       149,976        53,976
    Accumulated other comprehensive income                            75,614        50,838
    Retained earnings                                                894,035       779,209
                                                                 -----------    ----------
                  Total stockholder's equity                       1,129,625       894,023
                                                                 -----------    ----------
                  Total liabilities and stockholder's equity     $13,017,780    11,165,140
                                                                 ===========    ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Income

                  Years ended December 31, 2003, 2002, and 2001

                             (dollars in thousands)

                                                                 2003           2002          2001
                                                               ---------       -------       -------
Revenues:
   Traditional life insurance premiums                         $ 138,669       127,675       130,100
   Annuity premiums and charges                                   44,968        42,256        30,560
   Universal life policy charges                                  76,110        69,777        65,006
   Accident and health insurance premiums                         17,139        20,210        26,036
   Change in value of trading securities                          31,267            --            --
   Change in value of reinsurance derivatives (notes
   2[m] and 15)                                                   11,423            --            --
   Net investment income (note 5)                                546,864       461,442       413,016
   Net realized losses on investments (note 5)                    (3,350)      (64,164)      (32,061)
   Investment management fees                                      4,224         4,137         4,912
   Other income                                                   24,295        17,822        21,716
                                                               ---------       -------       -------
                                                                 891,609       679,155       659,285
                                                               ---------       -------       -------
Benefits and expenses:
   Benefits and claims                                           475,250       428,029       397,241
   Provision for policyholders' dividends on
      participating policies                                      31,331        30,498        29,674
   Amortization of deferred policy acquisition costs
      excluding impact of realized losses                         64,050        67,483        44,750
   Amortization of deferred policy acquisition costs
      due to realized losses                                      (2,663)      (11,915)       (1,770)
   Other operating costs and expenses (notes 11 and 13)           99,425        92,723        89,559
                                                               ---------       -------       -------
                                                                 667,393       606,818       559,454
                                                               ---------       -------       -------
          Income before Federal income taxes and cumulative
             effect of change in accounting principle            224,216        72,337        99,831
                                                               ---------       -------       -------
Federal income taxes (note 8):
   Current expense                                                42,583        16,072        35,585
   Deferred expense (benefit)                                     31,010         6,176        (1,284)
                                                               ---------       -------       -------
                                                                  73,593        22,248        34,301
                                                               ---------       -------       -------
          Income before cumulative effect of change
             in accounting principle                             150,623        50,089        65,530
                                                               ---------       -------       -------
          Cumulative effect of change in accounting
             principle, net of tax (note 2[m])                   (27,797)           --            --
                                                               ---------       -------       -------
          Net income                                           $ 122,826        50,089        65,530
                                                               =========       =======       =======

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

           Consolidated Statements of Changes in Stockholder's Equity

                 Years ended December 31, 2003, 2002, and 2001

                             (dollars in thousands)

                                                                             ACCUMULATED
                                                               ADDITIONAL      OTHER                       TOTAL
                                                 COMMON         PAID-IN     COMPREHENSIVE   RETAINED    STOCKHOLDER'S
                                                  STOCK         CAPITAL        INCOME       EARNINGS       EQUITY
                                                ---------      ----------   -------------   --------    -------------
2001:
  Balance, beginning of year                    $  10,000         3,976        27,663       663,590        705,229
  Comprehensive income:
     Net income                                        --            --            --        65,530         65,530
     Other comprehensive income (note 4)               --            --        22,798            --         22,798
                                                                                                        ----------
        Total comprehensive income                                                                          88,328
                                                ---------      --------     ---------       -------     ----------
  Balance, end of year                          $  10,000         3,976        50,461       729,120        793,557
                                                =========      ========     =========       =======     ==========
2002:
  Balance, beginning of year                    $  10,000         3,976        50,461       729,120        793,557
  Capital contribution from parent (note 12)           --        50,000            --            --         50,000
  Comprehensive income:
     Net income                                        --            --            --        50,089         50,089
     Other comprehensive income (note 4)               --            --           377            --            377
                                                                                                        ----------
        Total comprehensive income                                                                          50,466
                                                ---------      --------     ---------       -------     ----------
  Balance, end of year                          $  10,000        53,976        50,838       779,209        894,023
                                                =========      ========     =========       =======     ==========
2003:
  Balance, beginning of year                    $  10,000        53,976        50,838       779,209        894,023
  Capital contribution from parent (note 12)           --        96,000            --            --         96,000
  Dividends to stockholder (note 12)                   --            --            --        (8,000)        (8,000)
  Comprehensive income:
     Net income                                        --            --            --       122,826        122,826
     Other comprehensive income (note 4)               --            --        24,776            --         24,776
                                                                                                        ----------
        Total comprehensive income                                                                         147,602
                                                ---------      --------     ---------       -------     ----------
  Balance, end of year                          $  10,000       149,976        75,614       894,035      1,129,625
                                                =========      ========     =========       =======     ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2003, 2002, and 2001

                             (dollars in thousands)

                                                                           2003             2002            2001
                                                                        -----------      ----------      ----------
Cash flows from operating activities:
  Net income                                                            $   122,826          50,089          65,530
  Adjustments to reconcile net income to net cash
     provided by (used in) operating activities:
        Capitalization of deferred policy acquisition costs                (178,011)       (132,655)       (112,655)
        Amortization of deferred policy acquisition costs                    61,387          55,566          42,980
        Amortization and depreciation                                           205          (2,983)         (3,486)
        Realized losses on invested assets, net                               3,350          64,164          32,061
        Change in value of trading securities                               (31,267)             --              --
        Deferred federal income tax expense (benefit)                        31,010           6,176          (1,284)
        Cumulative effect of change in accounting principle                  27,797              --              --
        Change in value of reinsurance derivatives                          (11,423)             --              --
        Increase in accrued investment income                               (13,676)        (13,233)        (17,085)
        Decrease (increase) in other assets                                 (10,521)          8,840        (113,625)
        Net increase (decrease) in Separate Accounts                           (215)          5,438          17,596
        Increase (decrease) in policyholder account balances                (68,484)         41,466          38,226
        Increase (decrease) in policyholders' dividend
           accumulations and other funds                                        652             567             (73)
        Increase (decrease) in current federal income tax payable            10,210         (21,231)         (6,975)
        (Decrease) increase in other liabilities                            (48,740)         51,917         104,053
        Other, net                                                           12,821          (1,783)           (984)
                                                                        -----------      ----------      ----------
              Net cash provided by (used in) operating activities           (92,079)        112,338          44,279
                                                                        -----------      ----------      ----------
Cash flows from investing activities:
  Proceeds from maturity of fixed maturities available-for-sale              31,595          38,644          36,000
  Proceeds from sale of fixed maturities available-for-sale               1,056,320       1,707,319         584,729
  Proceeds from sale of equity securities                                     1,026          49,831              49
  Proceeds from maturity of fixed maturities held-to-maturity               155,611         140,359          73,514
  Proceeds from the sale of held-to-maturity securities                          --          12,130              --
  Proceeds from repayment of mortgage loans on real estate                  131,600         140,320         230,411
  Proceeds from sale of real estate                                          38,280             346           1,244
  Cost of fixed maturities available-for-sale acquired                   (2,429,285)     (3,303,869)     (1,618,325)
  Cost of equity securities acquired                                             (5)             --          (4,234)
  Cost of fixed maturities held-to-maturity acquired                       (116,153)        (89,938)       (127,300)
  Cost of mortgage loans on real estate acquired                           (230,603)       (193,164)       (120,072)
  Cost of real estate acquired                                                 (121)         (1,105)        (28,904)
  Change in policy loans, net                                                (5,006)           (617)         (7,483)
  Change in other assets, net                                                11,092         (27,482)         (1,865)
                                                                        -----------      ----------      ----------
              Net cash used in investing activities                      (1,355,649)     (1,527,226)       (982,236)
                                                                        -----------      ----------      ----------
Cash flows from financing activities:
  Increase in universal life and investment product account balances      2,698,722       2,497,919       2,157,191
  Decrease in universal life and investment product account balances     (1,350,131)     (1,220,133)     (1,222,360)
  Proceeds from note issuance, net                                               --              --          50,000
  Additional paid-in capital from parent                                     96,000          50,000              --
  Dividends to shareholder                                                   (8,000)             --              --
                                                                        -----------      ----------      ----------
              Net cash provided by financing activities                   1,436,591       1,327,786         984,831
                                                                        -----------      ----------      ----------
              Net (decrease) increase in cash and cash equivalents          (11,137)        (87,102)         46,874

Cash and cash equivalents, beginning of year                                 99,958         187,060         140,186
                                                                        -----------      ----------      ----------
Cash and cash equivalents, end of year                                  $    88,821          99,958         187,060
                                                                        ===========      ==========      ==========
Supplemental disclosure:
Federal income taxes paid                                               $    39,500          39,500          44,076
Interest paid on notes payable                                               11,106          11,106           7,356
                                                                        ===========      ==========      ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

(1)      ORGANIZATION, CONSOLIDATION POLICY, AND BUSINESS DESCRIPTION

         The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

         On February 12, 1998, ONLIC's board of directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by ONLIC's policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note (2)[1]), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

         ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

                  LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

                  CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

                  INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected

                                       6                             (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

                  CONCENTRATION RISK is the risk that arises from the Company's reliance upon certain key business relationships. Over the last two years, the Company has experienced significant growth in sales of our fixed annuity products. As a result of these increased sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company's largest distributor of fixed annuities contributed approximately 72% of total fixed annuity deposits in 2003 and approximately 65% of total fixed annuity deposits in 2002. A change in the status of the Company's relationship with the largest producer would, at a minimum, require time and effort on the Company's behalf to replace the stream of new assets. Some of the new production exposure risk is mitigated by the use of reinsurance. Each reinsurance contract covers up to two years of new annuity issuances. As such, with each new reinsurance contract the Company has the ability to retain a larger share of a reduced production number, thereby preventing the Company's total new business retention from dropping directly proportional to a decline in direct sales.

                  Based on policyholder account balances, the Company's largest distributor accounted for approximately 64% and 62% of total fixed annuity reserves as of December 31, 2003 and 2002, respectively. It is possible that a change in the Company's relationship with this distributor could result in the loss of existing business and a large outflow of the Company's general account assets along with the subsequent loss of the investment spread earned on those assets.

                  In order to minimize statutory capital strain related to the large increase in fixed annuity sales, the Company has entered into various coinsurance arrangements. The Company has limited its relationships under this type of arrangement to only a few, select reinsurers. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, we could be required to limit future annuity sales, invest additional capital in the Company's insurance subsidiaries, or both.

                  EQUITY MARKET RISK is the risk related to the Company's individual variable annuity contracts which offer guaranteed minimum death benefit (GMDB) features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn.

                  As of December 31, 2003, direct GMDB reserves were $4.4 million, ceded GMDB reserves were S3.2 million and net GMDB reserves were $1.2 million. As of December 31, 2002, direct GMDB reserves were $13.7 million, ceded GMDB reserves were $9.6 million and net GMDB reserves were $4.1 million.

                                       7                             (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  The total amount at risk under GMDB guarantees is determined by comparing each contract's account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2003 was $176 million, of which $125 million was reinsured, with a net amount at risk of $51 million.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note
         3).

         (a) VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES, AND INVESTMENT INCOME

                  Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities related to our funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. Fixed maturity securities not classified as held-to-maturity or trading and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

                  Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

                  Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

                  Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2[1]) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other-than-temporary
                  (OTI) declines of the fair value of invested assets are included in net realized gains and losses on investments.

                                       8                             (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  Management regularly reviews its fixed maturity securities portfolio to evaluate the necessity of recording impairment losses for OTI declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in the securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an OTI impairment is recognized and the purchased beneficial interest is written down to fair value. OTI impairment losses result in a permanent reduction of the cost basis of the underlying investment. OTI losses on mortgage backed securities result in the effective yield on an impaired security being revised to current prevailing rates.

                  Dividends are recorded on the ex-dividend date and interest is accrued as earned.

         (b)      REVENUES AND BENEFITS

                  Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

                  Investment Products and Universal Life Insurance Products:
                  Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net interest margins, cost of insurance charges, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

                  Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

                                       9                             (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)


         (c)      DEFERRED POLICY ACQUISITION COSTS (DAC)

                  The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For traditional nonparticipating life insurance products, DAC is predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance charges, policy administration charges, and surrender charges. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2[a]).

                  The Company's long-term assumption for net separate account performance is 8.57%. Prior to 2002, actual net separate account performance had no immediate effect on assumptions of future projected performance. Beginning in 2002, the Company began to assume that the level of separate account assets resulting from market performance would revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This refinement to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company's policy regarding the reversion to the mean process does not permit projected returns to be below 2.67% or in excess of 16.60% during the three-year reversion period.

                  Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

         (d)      SEPARATE ACCOUNTS

                  Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

                                       10                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (e)      FUTURE POLICY BENEFITS

                  Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

                  Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges (see note 6).

         (f)      PARTICIPATING BUSINESS

                  Participating business represents approximately 8%, 9%, and 18% of the Company's ordinary life insurance in force in 2003, 2002, and 2001, respectively. The provision for policyholders' dividends is based on current dividend scales. Effective April 6, 2001, the Company entered into a Succession Rights Agreement with The Canada Life Assurance Company relating to the Company's group life and health insurance. As a result, the percentage of participating business has declined in 2003 and 2002.

         (g)      REINSURANCE CEDED

                  Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)      FEDERAL INCOME TAXES

                  The Company is included as part of the consolidated federal income tax return of its ultimate parent, ONMH. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)      CASH EQUIVALENTS

                  For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

                                       11                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (j)      USE OF ESTIMATES

                  In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

                  The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, those used in determining valuation allowances for deferred tax assets, mortgage loans on real estate, and real estate, and those used in determining OTI declines in fair value of invested assets. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

         (k)      INVESTMENT MANAGEMENT FEES

                  Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are recognized into income as earned.

         (l)      CLOSED BLOCK

                  The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

                  The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with the American Institute of Certified Public Accountant's Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

                                       12                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003 follows:

                                                              2003        2002
                                                            --------     -------
Closed Block assets:
   Fixed maturity securities available-for-sale, at fair
      value (amortized cost of $347,540 and $317,995,
      as of December 31 , 2003 and 2002, respectively)      $362,210     324,761
   Fixed maturity securities held-to-maturity, at
      amortized cost                                          45,660      75,333
   Mortgage loans on real estate, net                         94,629      81,343
   Policy loans                                              120,427     121,692
   Short-term investments                                      1,311         699
   Accrued investment income                                   6,506       6,681
   Deferred policy acquisition costs                          80,958      83,217
   Reinsurance recoverable                                     1,823       1,842
   Other assets                                                6,685       2,347
                                                            --------     -------
                                                            $720,209     697,915
                                                            ========     =======
Closed Block liabilities:
   Future policy benefits and claims                        $744,912     739,637
   Policyholders' dividend accumulations                      22,726      17,976
   Other policyowner funds                                     6,595       4,085
   Deferred tax liability                                      5,135       2,368
                                                            --------     -------
                                                            $779,368     764,066
                                                            ========     =======

                                                 2003         2002         2001
                                               --------      -------      -------
Closed Block revenues and expenses:
   Traditional life insurance premiums         $ 58,324       62,473       67,513
   Net investment income                         51,389       45,120       50,037
   Net realized losses on investments               (32)      (2,024)      (1,871)
   Benefits and claims                          (64,730)     (68,270)     (67,108)
   Provision for policyholders' dividends on
      participating policies                    (24,833)     (25,647)     (27,172)
   Amortization of deferred policy
      acquisition costs                          (4,041)      (2,282)      (5,409)
   Other operating costs and expenses            (3,936)      (1,378)      (5,447)
                                               --------      -------      -------
                 Income before Federal
                     income taxes              $ 12,141        7,992       10,543
                                               ========      =======      =======

                                       13                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (m)      RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

                  In December 2003, the Financial Accounting Standards Board
                  (FASB) issued Statement of Financial Accounting Standards
                  (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change any measurement or recognition of those plans from current guidance. In addition to previously existing disclosures, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other defined benefit plans. The Company adopted SFAS 132R effective December 31, 2003 except for certain disclosures regarding estimated benefit payments. These disclosures are expected to be adopted in 2004 as permitted by SFAS 132R.

                  In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics, the most significant of which is the appropriate accounting for policies with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, sales inducements, annuitization options and indexed returns on separate accounts. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company's seed money interest in separate accounts was reclassified from a separate account asset to a trading security general account asset. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.

                  In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARE No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine if the company is the "primary beneficiary" of a VIE. The primary beneficiary is the company that absorbs a majority of the VIE's expected losses, residual returns, or both. The primary beneficiary is required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. The adoption of FIN 46 did not have a significant impact on the Company's results of operations or financial position.

                                       14                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. In November 2003, the FASB issued FASB Staff Position No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the Company's results of operations or financial position.

                  In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirement for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transition components of FIN 45 by the Company on December 15, 2002 had no material impact on the financial position or results of operations of the Company. The adoption of the remaining components of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

                  In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

                  In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statement No. 4, 44, and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

                                       15                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supercedes SFAS 121, Accounting for Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

                  In June 2001, the FASB issued SFAS No. 141, Business Combinations and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141 mandates the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and establishes specific criteria for the recognition of intangible assets separately from goodwill. SFAS No. 142 addresses the accounting for goodwill and intangible assets subsequent to an acquisition. The Company was required to adopt SFAS No. 142 on January 1, 2002. The adoption of SFAS No. 141 and No. 142 did not have any impact on the Company's results of operations or financial position.

                  The Company adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as amended as of January 1, 2001. The impact of adoption was not material to the consolidated financial position of the Company. In December of 2002, the Company became aware of an SEC position that certain co-insurance with funds withheld reinsurance contracts contained embedded derivatives. As such, the embedded derivative within these contracts would need to be bifurcated and accounted for following the provisions of SFAS No. 133. In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

                  In April 2003, the FASB issued DIG B36, which addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and

                                       16                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company.

                  For valuation purposes, the derivative in each contract is defined as a swap of a variable rate loan for a total return on a pool of assets. As such, the value of the derivative is defined as the difference between the change in value of the "base" loan and the change in the value of the reinsurer's share of the assets in the asset pool. By defining the base loan as a variable rate loan, changes in the value of the base loan are effectively eliminated. That is, we are able to assume that rates on the theoretical variable rate loan could be reset often enough so that the present value of the loan at any time is equal to the loan's carrying value. With the change in the value of the loan set at zero, the value of the derivative becomes the change in the value of the reinsurer's share of the pool of assets. The determination of this value is simply the fair value of the assets in the pool less the book value of those assets. For marketable securities that are in the asset pool, fair value will be based upon market quoted prices where available. In the event that market prices are unavailable, alternative valuation methods will be determined by investment personnel of ONLIC. Any alternative valuation techniques employed will be consistent with those used by ONLIC for its portfolio valuation purposes. Any mortgage loans subject to valuation will have its fair value determined based on the present value of cash flows method. This is consistent with methods currently used by ONLIC for FAS 117 disclosures.

                  The adoption of DIG B36 resulted in the Company recognizing a cumulative effect adjustment as of September 30, 2003, which reduced net income by $27,797, net of a federal tax benefit of $14,968. The changes in value of the embedded reinsurance derivative are a component of continuing operations from October 1, 2003 and forward. For additional information about the impact of DIG B36, see note 15.

         (n)      RECLASSIFICATION

                  Certain amounts in the 2002 and 2001 consolidated financial statements have been reclassified to conform to the 2003 presentation.

(3)      BASIS OF PRESENTATION

         The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

                                       17                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The statutory basis net income (loss) of ONLIC and ONLAC, after intercompany eliminations, was $67,647, $(22,804), and $(39) for the years ended December 31, 2003, 2002, and 2001, respectively. The statutory basis capital and surplus of ONLIC and ONLAC, after intercompany eliminations, was $679,288 and $519,149 as of December 31, 2003 and 2002, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), and issued a new NAIC Accounting practices and Procedures Manual, which was effective January 1, 2001 for ONLIC and ONLAC. The significant change for ONLIC and ONLAC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification. The total impact of adopting Codification to statutory basis capital and surplus were increases of $20,413 and $6,959 for ONLIC and ONLAC, respectively.

(4)      OTHER COMPREHENSIVE INCOME

         Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of stockholder's equity that bypass net income. The related before and after federal tax amounts for the years ended December 31,2003, 2002, and 2001 were as follows:

                                                                       2003          2002         2001
                                                                     --------       ------       ------
Adjustment to future policy benefits
   and claims                                                        $ (2,458)      (2,470)          --
Related Federal tax benefit                                               860          864           --
Pension liability adjustment, net of tax                                 (981)          --           --
Unrealized gains (losses) on securities
   available-for-sale arising during the
   period:
      Net of adjustment to deferred policy
          acquisition costs                                            58,858        7,207       23,561
      Related Federal tax expense                                     (21,297)      (1,287)      (5,753)
                                                                     --------       ------       ------
                     Net                                               34,982        4,314       17,808
                                                                     --------       ------       ------
Less:
   Reclassification adjustment for:
      Net (losses) gains on securities available
          for sale realized during the period:
              Gross                                                   (25,557)       6,057       (7,677)
              Related Federal tax (expense) benefit                     8,945       (2,120)       2,687
       Securities transferred from available for sale to trading:
              Gross                                                    41,258           --           --
              Related Federal tax expense                             (14,440)          --           --
                                                                     --------       ------       ------
                     Net                                               10,206        3,937       (4,990)
                                                                     --------       ------       ------
                     Total other comprehensive income                $ 24,776          377       22,798
                                                                     ========       ======       ======

                                       18                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

(5)      INVESTMENTS

         An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                              INVESTMENT INCOME
                                                   -------------------------------------
                                                      2003           2002          2001
                                                   ---------       -------       -------
Gross investment income
   Securities available-for-sale:
      Fixed maturities                             $ 428,696       360,327       263,338
      Equity securities                                   44           750         1,699
Fixed maturity trading securities                      9,149            --            --
Fixed maturities held-to-maturity                     60,034        68,263        63,557
Mortgage loans on real estate                         94,702        88,968        91,918
Real estate                                            5,703         6,276         2,065
Policy loans                                          13,447        13,033        12,128
Other long-term investments                            2,561          (332)        3,553
Short-term                                               388         1,385         3,903
                                                   ---------       -------       -------
                  Total gross investment income      614,724       538,670       442,161
Investment income due to reinsurers                  (46,706)      (51,834)      (15,791)
Investment expenses                                  (21,154)      (25,394)      (13,354)
                                                   ---------       -------       -------
                  Net investment income            $ 546,864       461,442       413,016
                                                   =========       =======       =======

                                                          REALIZED GAINS (LOSSES) ON INVESTMENTS
                                                          --------------------------------------
                                                            2003            2002           2001
                                                          --------        -------        -------
Securities available-for-sale:
   Fixed maturities                                       $  5,392        (82,758)       (11,428)
   Equity securities                                           702         14,857        (13,604)
Fixed maturities held-to-maturity                               --             --             --
Mortgage loans on real estate                              (18,564)        (6,658)        (4,557)
Real estate                                                    (96)         3,514         (1,959)
Other long-term investments                                  8,200            (91)          (300)
                                                          --------        -------        -------
                  Total realized losses on investments      (4,366)       (71,136)       (31,848)
Realized losses recoverable from reinsurers                  1,436          7,245             --
Change in valuation allowances for
   mortgage loans on real estate                              (420)          (273)          (213)
                                                          --------        -------        -------
                 Net realized losses on investments       $ (3,350)       (64,164)       (32,061)
                                                          ========        =======        =======

                                       19                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         Realized losses on investments, as shown in the table above, include write-downs for OTI impairments (OTI) of $37,247, $44,254, and $12,393 for the years ended December 31, 2003, 2002, and 2001, respectively. As of December 31, 2003, fixed maturity securities with a carrying value of $23,338, which have a cumulative write-down of $57,227 due to OTI, remained in the Company's investment portfolio.

         As part of the Company's adoption of DIG Issue B36, certain fixed maturity securities were transferred from the available for sale category to trading. The gain realized from this transfer was $41,258. All securities that were transferred remained on the Company's books at December 31, 2003.

                                       20                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         Amortized cost and estimated fair value of securities available-for-sale, fixed maturity trading securities and fixed maturities held-to-maturity were as follows:

                                                                    DECEMBER 31, 2003
                                                 -----------------------------------------------------
                                                                   GROSS         GROSS
                                                  AMORTIZED      UNREALIZED    UNREALIZED    ESTIMATED
                                                    COST           GAINS        LOSSES       FAIR VALUE
                                                 ----------      ----------    ----------    ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government
         corporations and agencies               $  562,880         8,376       (15,772)       555,484
      Obligations of states and
         political subdivisions                      47,136         3,839           (57)        50,918
      Debt securities issued by
         foreign governments                         12,864         1,702            --         14,566
      Corporate securities                        3,627,781       312,161       (60,996)     3,878,946
      Mortgage-backed securities                  1,774,625        64,699       (92,143)     1,747,181
                                                 ----------      --------      --------      ---------
                Total fixed maturities           $6,025,286       390,777      (168,968)     6,247,095
                                                 ==========      ========      ========      =========
  Equity securities                              $      473           531           (95)           909
                                                 ==========      ========      ========      =========
Fixed maturity securities trading securities:
      U.S. Treasury securities and
         obligations of U.S. government
         corporations and agencies               $   14,929           966           (91)        15,804
      Obligations of states and
         political subdivisions                       7,700           683            --          8,383
      Debt securities issued by
         foreign governments                          6,100           194            --          6,294
      Corporate securities                          399,279        39,147          (656)       437,770
      Mortgage-backed securities                    197,542         7,265       (16,241)       188,566
                                                 ----------      --------      --------      ---------
                Total fixed maturities           $  625,550        48,255       (16,988)       656,817
                                                 ==========      ========      ========      =========
Fixed maturity securities held-to-
   maturity:
      Obligations of states and
         political subdivisions                  $    2,395           350            --          2,745
      Corporate securities                          636,076        68,904        (1,392)       703,588
      Mortgage-backed securities                     10,721         1,795           (16)        12,500
                                                 ----------      --------      --------      ---------
                Total fixed maturities           $  649,192        71,049        (1,408)       718,833
                                                 ==========      ========      ========      =========

                                       21                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                                             DECEMBER 31, 2002
                                          -----------------------------------------------------
                                                            GROSS        GROSS
                                           AMORTIZED      UNREALIZED   UNREALIZED     ESTIMATED
                                             COST           GAINS        LOSSES       FAIR VALUE
                                          ----------      ----------   ----------     ----------
Securities available-for-sale:
  Fixed maturities:
      U.S. Treasury securities
         and obligations of U.S.
         government corporations
         and agencies                     $  100,748        12,157            --        112,905
      Obligations of states and
         political subdivisions               31,585         3,047            --         34,632
      Debt securities issued by
         foreign governments                  11,071         2,059            --         13,130
      Corporate securities                 3,308,282       241,795      (124,614)     3,425,463
      Mortgage-backed securities           1,819,710       108,365       (51,565)     1,876,510
                                          ----------      --------     ---------      ---------
                Total fixed maturities    $5,271,396       367,423      (176,179)     5,462,640
                                          ==========      ========     =========      =========
  Equity securities                       $      579           330            (8)           901
                                          ==========      ========     =========      =========
Fixed maturity securities held-to-
  maturity:
      Obligations of states and
         political subdivisions           $    8,101           601            --          8,702
      Corporate securities                   711,879        86,622        (5,410)       793,091
      Mortgage-backed
         securities                           22,832         4,166          (148)        26,850
                                          ----------      --------     ---------      ---------
                Total fixed maturities    $  742,812        91,389        (5,558)       828,643
                                          ==========      ========     =========      =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                         2003        2002
                                                       --------     -------
Gross unrealized gain                                  $222,245     191,566
Less:
   Unrealized gains related to Closed Block              14,670       6,766
   Unrealized gain due to reinsurers (note 15)              660      33,819
   Adjustments to future policy benefits and claims       4,928       2,470
   Adjustment to deferred policy acquisition costs       90,219      79,277
   Deferred federal income tax                           39,117      21,269
                                                       --------     -------
                                                       $ 72,651      47,965
                                                       ========     =======

                                       22                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                2003          2002         2001
                                              --------      -------       ------
Securities available-for-sale:
   Fixed maturities                           $ 30,565      114,914       46,285
   Equity securities                               114      (26,771)       5,034
Fixed maturity securities held-to-maturity     (16,190)      34,949       17,247

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2003.

                                                     FIXED MATURITY SECURITIES
                                    -----------------------------------------------------
                                       AVAILABLE-FOR-SALE             HELD-TO-MATURITY
                                    -------------------------     ------------------------
                                     AMORTIZED     ESTIMATED      AMORTIZED     ESTIMATED
                                       COST        FAIR VALUE        COST       FAIR VALUE
                                    ----------     ----------     ---------     ----------
Due in one year or less             $  117,433       121,007        37,726        38,853
Due after one year through five
 years                                  343,182       370,010       172,977       187,409
Due after five years through ten
 years                               1,254,621     1,363,879       310,759       345,011
Due after ten years                  4,310,050     4,392,199       127,730       147,560
                                    ----------     ---------       -------       -------
                                    $6,025,286     6,247,095       649,192       718,833
                                    ==========     =========       =======       =======

         The Company typically will review investments for potential OTI based on a number of factors. Each security subject to review under these parameters is analyzed by investment personnel to determine the nature of the price decline. For fixed income securities, declines in value related primarily to interest rate changes are deemed to be temporary provided the Company determines that there is the ability and intent to hold those securities until maturity or until price recovery. Declines related to credit quality issues are looked at on the basis of two key criteria. First, the nature of the decline is analyzed to determine whether or not the issues involved are of a long term nature or simply short term. Examples of short-term phenomena that can have adverse impacts on bond prices include trading imbalances due to speculation activity or low overall trading volume and industry-wide rating agency actions that may not be related to the risks and financial condition of a specific issuer. As with interest rate declines, the Company analyzes temporary impairments due to these short-term issues and determines whether or not there is both the ability and intent to hold the security in question until maturity or until price recovery. Secondly, if a

                                       23                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         decline is deemed OTI, investment personnel analyze any underlying collateral protection to determine the Company's exposure to loss of principal. Collateral valuations may be done by either Company personnel or outside experts, depending on the nature of the collateral. Based upon the valuation of the underlying collateral as compared to the Company's principal exposure, a final determination is made regarding the need to recognize a loss on the security in question.

         Based upon analysis as described above, the Company believes that no securities reflected in the table below are other-than-temporarily impaired and, therefore, no write-downs were deemed necessary.

                                            LESS THAN 12 MONTHS         12 MONTHS OR LONGER              TOTAL
                                          -----------------------      ----------------------   ------------------------
                                            FAIR        UNREALIZED      FAIR       UNREALIZED     FAIR        UNREALIZED
                                            VALUE         LOSSES        VALUE        LOSSES       VALUE         LOSSES
                                          ---------     ----------     -------     ----------   ---------     ----------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies               $ 118,003       (1,502)      242,497      (14,270)      360,500      (15,772)
Federal agency mortgage backed
  securities                                 86,215       (2,862)       14,381         (108)      100,596       (2,970)
Corporate bonds                             648,128      (34,812)      227,654      (27,576)      875,782      (62,388)
State/Municipal bonds                        10,128          (57)           --           --        10,128          (57)
                                          ---------      -------       -------      -------     ---------      -------
           Total impaired securities      $ 862,474      (39,233)      484,532      (41,954)    1,347,006      (81,187)
                                          =========      =======       =======      =======     =========      =======

         Proceeds from the sale of securities available-for-sale (excluding calls) during 2003, 2002, and 2001 were $909,767, $1,602,249, and
         $595,198, respectively. Gross gains of $32,633 ($37,359 in 2002 and $4,008 in 2001) and gross losses of $9,834 ($121,404 in 2002 and
         $15,617 in 2001) were realized on those sales.

         Investments with an amortized cost of $14,352 and $12,708 as of December 31, 2003 and 2002, respectively, were on deposit with various regulatory agencies as required by law.

         Real estate is presented at cost less accumulated depreciation of $1,007 in 2003 ($941 in 2002), and corresponding valuation allowance of $0 in 2003 and 2002.

         The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans on real estate in 2003 and one foreclosure in 2002.

(6)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 84% and 83% of the total liability for future policy benefits as of December 31, 2003 and 2002, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 5.4%, 6.1%, and 6.3% for the years ended December 31, 2003, 2002, and 2001, respectively.

                                       24                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

    YEAR OF ISSUE                                 INTEREST RATE
--------------------                              -------------
2003, 2002, and 2001                                      4.0%
2000 and prior                                      2.5 - 6.0%

         Withdrawals:

         Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

         Mortality and Morbidity:

         Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(7)      NOTES PAYABLE

         On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. On July 11, 1994, ONLIC issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the notes on May 21, 1996, $15,000 of the notes issued on July 11, 1994 were retired.

         Total interest expense, including amounts paid to ONFS, was $11,106, $11,106 and $8,372 for the years ended December 31, 2003, 2002 and 2001, respectively. Total interest expense is included in investment expenses as a component of net investment income.

         The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(8)      FEDERAL INCOME TAX

         Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 2003 and 2002.

                                       25                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         Total Federal income tax expense for the years ended December 31, 2003, 2002, and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                               2003
                                                        ----------------
                                                         AMOUNT      %
                                                        --------    ----
Computed (expected) tax expense                         $ 78,476    35.0
Dividends received deduction and tax exempt interest      (1,267)   (0.6)
Other, net                                                (3,616)   (1.6)
                                                        --------    ----
         Total expense and effective rate               $ 73,593    32.8
                                                        ========    ====
Cumulative effect of change in accounting principle
  tax benefit                                           $ 14,968
                                                        ========

                                                                2002
                                                         -----------------
                                                          AMOUNT       %
                                                         -------      ----
Computed (expected) tax expense                          $25,318      35.0
Dividends received deduction and tax exempt interest      (1,461)     (2.0)
Other, net                                                (1,609)     (2.2)
                                                         -------      ----
         Total expense and effective rate                $22,248      30.8
                                                         =======      ====
Cumulative effect of change in accounting principle
   tax benefit                                           $    --
                                                         =======

                                                                 2001
                                                         -----------------
                                                          AMOUNT       %
                                                         -------      ----
Computed (expected) tax expense                          $34,941      35.0
Dividends received deduction and tax exempt interest        (700)     (0.7)
Other, net                                                    60       0.1
                                                         -------      ----
         Total expense and effective rate                $34,301      34.4
                                                         =======      ====
Cumulative effect of change in accounting principle
   tax benefit                                           $    --
                                                         =======

                                       26                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 relate to the following:

                                                       2003           2002
                                                     ---------       -------
Deferred tax assets:
   Pension and benefit obligations                   $  18,745        18,593
   Future policy benefits                              464,697       502,643
   Mortgage loans on real estate                         2,546         2,399
   Capital loss carryforward                             4,952        10,402
   Other                                                31,946        27,273
                                                     ---------       -------
        Total gross deferred tax assets                522,886       561,310
                                                     ---------       -------
Deferred tax liabilities:
   Fixed maturity securities available-for-sale         77,367        55,841
   Deferred policy acquisition costs                   152,143       121,136
   Other fixed maturities, equity securities, and
     other long-term investments                           112           112
   Fixed assets                                          6,048         2,856
   Reinsurance recoverable                             342,417       402,255
   Other                                                17,723        18,433
                                                     ---------       -------
        Total gross deferred tax liabilities           595,810       600,633
                                                     ---------       -------
        Net deferred tax liability                   $ (72,924)      (39,323)
                                                     =========       =======

         The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 2003 and 2002. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining at December 31, 2003.

(9)      DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

         SFAS No. 107, Disclosures About Fair Value of Financial Instruments (SFAS No. 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS No. 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                                       27                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         CASH, SHORT-TERM INVESTMENTS, AND POLICY LOANS - The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

         INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities generally represent quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of investments.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

         MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

         DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         NOTES PAYABLE - The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality, and maturity of similar debt instruments.

                                       28                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

         The carrying amount and estimated fair value of financial instruments subject to SFAS No. 107 disclosure were as follows as of December 31:

                                                                2003
                                                      -------------------------
                                                       CARRYING      ESTIMATED
                                                        AMOUNT       FAIR VALUE
                                                      ----------     ---------
Assets:
   Investments:
       Securities available for-sale:
          Fixed maturities                            $6,247,095     6,247,095
          Equity securities                                  909           909
       Fixed maturities held-to-maturity                 649,192       718,833
       Trading securities                                656,817       656,817
       Mortgage loans on real estate                   1,212,737     1,285,643
       Policy loans                                      184,264       184,264
   Cash                                                   88,821        88,821
   Assets held in Separate Accounts                    2,272,362     2,272,362
Liabilities:
   Guaranteed investment contracts                    $  443,040       457,012
   Individual deferred annuity contracts               4,993,412     4,344,838
   Other annuity contracts                               748,392       809,286
   Policyholders' dividend accumulations and other
      policyholder funds                                  79,057        79,057
   Notes payable                                         134,395       155,218
   Liabilities related to Separate Accounts            2,261,434     2,261,434

                                       29                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                                                 2002
                                                      -------------------------
                                                       CARRYING      ESTIMATED
                                                        AMOUNT       FAIR VALUE
                                                      ----------     ----------
Assets:
   Investments:
      Securities available for-sale:
          Fixed maturities                            $5,462,640     5,462,640
          Equity securities                                  901           901
      Fixed maturities held-to-maturity                  742,812       828,643
      Mortgage loans on real estate                    1,114,147     1,216,471
      Policy loans                                       179,258       179,258
   Cash                                                   99,958        99,958
   Assets held in Separate Accounts                    1,728,395     1,728,395
Liabilities:
   Guaranteed investment contracts                    $  659,088       683,653
   Individual deferred annuity contracts               3,618,203     2,670,282
   Other annuity contracts                               781,994       835,043
   Policyholders' dividend accumulations and other
      policyholder funds                                  78,405        78,405
   Notes payable                                         134,451       156,225
   Liabilities related to Separate Accounts            1,717,682     1,717,682

(10)     ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

         (a)      FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

                  The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $91,734 and $74,672 as of December 31, 2003 and 2002, respectively. These commitments involve to varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

                                       30                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (b)      SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

                  Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 2003. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2003 and 2002:

                                                        2003          2002
                                                     ----------     ---------
Mortgage assets by type:
   Retail                                            $  371,275       360,587
   Office                                               376,010       298,276
   Apartment                                            185,030       192,548
   Industrial                                           150,592       137,053
   Other                                                135,892       131,325
                                                     ----------     ---------
                                                      1,218,799     1,119,789
   Less valuation allowances                              6,062         5,642
                                                     ----------     ---------
         Total mortgage loans on real estate, net    $1,212,737     1,114,147
                                                     ==========     =========

(11)     PENSIONS AND OTHER POSTRETIREMENT BENEFITS

         (a)      HOME OFFICE PENSION PLANS

                  The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

                  The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits.

                  The Company also has other deferred compensation and supplementary plans.

         (b)      HOME OFFICE POST-RETIREMENT BENEFITS PLAN

                  The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements. The retirees contribute approximately 54% of premium for coverage.

                                       31                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  The Plan includes participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company.

         (c)      AGENTS' PENSION PLAN

                  The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. Effective January 1, 1996 new Producing General Agents no longer participate in the Plan. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service.

         (d)      AGENTS' POST-RETIREMENT BENEFITS PLAN

                  The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1996 who meet the retirement age and service requirements are eligible for these benefits. The health plan is contributory, with retirees contributing approximately 53% of premium for coverage.

                                       32                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31, 2003 and 2002 is as follows:

         (e)      OBLIGATIONS AND FUNDED STATUS

                                            PENSION BENEFITS            OTHER BENEFITS
                                          ---------------------      --------------------
                                            2003          2002         2003         2002
                                          --------      -------      -------      -------
Change in benefit obligation:
   Projected benefit obligation at
      beginning of year                   $ 46,274       46,777        9,335       10,266
   Service cost                              1,927        1,830          260          286
   Interest cost                             3,382        3,553          704          669
   Plan participants' contributions             --           --           --           --
   Amendments                                   --         (117)          --           --
   Actuarial (gain)/loss                     4,519          154       (1,043)      (1,600)
   Acquisition                                  --           --           --           --
   Benefits paid*                           (1,708)      (5,923)        (317)        (287)
                                          --------      -------      -------      -------
          Projected benefit obligation
              end of year                 $ 54,394       46,274        8,939        9,334
                                          ========      =======      =======      =======
Accumulated benefit obligation            $ 45,805       40,290           --           --
                                          ========      =======      =======      =======
Change in plan assets:
   Fair value of plan assets at
      beginning of year                   $ 25,988       25,517           --           --
   Actual return on plan assets              6,331       (4,029)          --           --
   Employer contribution                        --        8,800           --           --
   Plan participants' contributions             --           --           --           --
   Benefits and expenses paid               (1,312)      (4,299)          --           --
                                          --------      -------      -------      -------
          Fair value of plan assets
              at end of year              $ 31,007       25,989           --           --
                                          ========      =======      =======      =======
Funded status                             $(23,387)     (20,285)      (8,939)      (9,334)
Unrecognized net actuarial
   (gain)/loss                              16,764       18,047       (1,353)        (311)
Unrecognized prior service
   cost/(benefit)                           (2,181)        (837)      (4,226)      (4,731)
                                          --------      -------      -------      -------
          Net amount recognized           $ (8,804)      (3,075)     (14,518)     (14,376)
                                          ========      =======      =======      =======

* Benefits paid include amounts paid from both funded and unfunded benefit plans.

                                       33                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                         PENSION BENEFITS            OTHER BENEFITS
                                       ---------------------      --------------------
                                         2003         2002         2003          2002
                                       --------      -------      -------      -------
Amounts recognized in the statement
 of financial position consist of:
   Prepaid benefit costs               $  6,147        8,439           --           --
   Accrued benefit costs                (14,138)     (12,286)     (14,518)     (14,375)
   Intangible assets                        933          585           --           --
   Accumulated other
       comprehensive income              (1,746)         187           --           --
                                       --------      -------      -------      -------
              Net amount recognized    $ (8,804)      (3,075)     (14,518)     (14,375)
                                       ========      =======      =======      =======

                                                       PENSION BENEFITS
                                               -------------------------------
                                                2003         2002        2001
                                               -------      ------      ------
Components of net periodic
   benefit cost:
       Service cost                            $ 1,927       1,830       1,771
       Interest costs                            3,382       3,553       3,402
       Expected return on plan assets           (2,124)     (2,329)     (2,918)
       Amortization of prior service cost         (241)       (241)       (123)
       Amortization of net (gain) loss           1,595         959         374
                                               -------      ------      ------
                  Net periodic benefit cost    $ 4,539       3,772       2,506
                                               =======      ======      ======

                                                     OTHER BENEFITS
                                               -------------------------
                                                2003      2002      2001
                                               -----      ----      ----
Components of net periodic
   benefit cost:
       Service cost                            $ 260       286       361
       Interest costs                            704       669       762
       Expected return on plan assets             --        --        --
       Amortization of prior service cost       (505)     (505)     (505)
       Amortization of net (gain) loss            --        --       136
                                               -----      ----      ----
                  Net periodic benefit cost    $ 459       450       754
                                               =====      ====      ====

                                       34                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                          PENSION BENEFITS      OTHER BENEFITS
                                         ------------------     --------------
                                          2003        2002      2003      2002
                                         -------     ------     ----      ----
Information for pension plans with an
  accumulated benefit obligation
  in excess of plan assets:
      Projected benefit obligation       $18,343     15,335      --        --
      Accumulated benefit obligation      15,570     12,514      --        --
      Fair value of plan assets               --         --      --        --

         (f)      Assumptions

                                                  PENSION BENEFITS         OTHER BENEFITS
                                                  ----------------       -----------------
                                                  2003        2002        2003        2002
                                                  ----        ----       -----        ----
Weighted-average assumptions used to
   determine benefit obligations at
   December 31:
        Discount rate                             5.40%       6.20%       6.25%       7.00%
        Rate of compensation increase             4.10%       5.00%         --          --
Weighted-average assumptions used to
   determine net periodic benefit cost at
   January 1:
        Discount rate                             6.20%       6.20%       7.00%       7.25%
        Expected long-term return on
           plan assets                            8.50%       9.50%         --          --
        Rate of compensation increase             4.00%       5.25%         --          --
        Health care cost trend rate assumed
           for next year                            --          --       10.00%       8.00%
        Rate to which the health cost trend
           rate is assumed to decline
           (the ultimate trend rate)                --          --        6.00%       5.00%
        Year that the rate reaches the
           ultimate trend rate                      --          --        2007        2007

                                       35                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                1 PERCENTAGE    1 PERCENTAGE
                                                                    POINT           POINT
                                                                  INCREASE        DECREASE
                                                                ------------    ------------
Effect on total of 2003 service cost and interest cost          $        154    $       (124)
Effect on 2003 other post-retirement benefit obligation                1,156            (994)

         (g)      PLAN ASSETS

                  The Company's qualified pension plan had weighted average asset allocations at December 31, 2003 and 2002, by asset category as follows:

                    PLAN ASSETS AT DECEMBER 31
                    --------------------------
                    2003                  2002
                    ----                  ----
Equity securities    65%                   36%
Debt securities      24%                   48%
Real estate           4%                    4%
Other                 7%                   12%
                    ---                   ---
        Total       100%                  100%
                    ===                   ===

                  The assets of the Company's defined benefit pension plan (the
                  Plan) are invested in a group variable annuity contract offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan's short term liquidity needs and its long term liabilities.

                  For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap, small cap, growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

                  The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 30% of the weighted average return and equity securities make up 70% of the weighted average return.

                                       36                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (h)      CASH FLOWS

                  CONTRIBUTIONS

                  The Company expects to contribute $0 million to its qualified pension plan and $0 million to its other post-retirement benefit plans in 2004.

                  The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2003, 2002, and 2001 were $2,292, $1,860, and $1,814 respectively.

                  Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $484, $447, and $279, in 2003, 2002, and 2001, respectively.

         (i)      OTHER PLAN EXPENSES

                  The Company has other deferred compensation and supplemental pension plans not included in the above tables. The expenses for these plans in 2003, 2002, and 2001 were $15,258, $5,159, and $9,171, respectively.

         (j)      ONFS EMPLOYEES

                  The Company's qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS's employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(12)     REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
         RESTRICTIONS

         ONLIC and ONLAC exceed the minimum risk-based capital (RBC) requirements as established by the NAIC as of December 31, 2003. Also, the impact of adoption of Codification by ONLIC and ONLAC as of January 1, 2001 (see note 3) did not have a material impact on their respective RBC levels.

         The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $66,900 may be paid by ONLIC to ONFS in 2004 without prior approval. Dividends of approximately $8,000 were paid by ONLIC to ONFS in 2003. No dividends were paid by ONLIC to ONFS in 2002 or 2001.

                                       37                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $14,600 may be paid by ONLAC to ONLIC in 2004 without prior approval. ONLAC paid $8,438 to ONLIC in 2003, $12,000 in 2002 and $24,000 in 2001.

         In order to strengthen ONLIC's statutory capital position, ONFS made a $96,000 capital contribution to ONLIC in 2003 and a $50,000 capital contribution in 2002.

(13)     BANK LINE OF CREDIT

         As of December 31, 2002, the Company had a $100,000 revolving credit facility, of which, $50,000 was automatic and $50,000 was discretionary. The Company utilized this facility on various occasions in 2003 and 2002 for amounts up to $50,000. Total interest and fees paid on this line of credit were $161 in 2003 and $25 in 2002. There was no borrowing outstanding on this facility as of December 31, 2003 or as of December 31, 2002. As of December 31, 2001, the Company had a $10,000 unsecured line of credit, which was not utilized during that year.

(14)     CONTINGENCIES

         ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(15)     REINSURANCE

         The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 17%, 20%, and 16% of gross earned life and accident and health premiums during 2003, 2002, and 2001, respectively.

         The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from 1/3 to 2/3 of the business produced. One of these contracts is on a funds withheld basis and is subject to the parameters of the FASB's Derivative Implementation Groups' Issue B36. Issue B36 requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the income statement. Prior to the adoption of Issue B36 in 2003, the Company recognized a liability as of December 21, 2002 of $33,819 related to unrealized gains that would be payable to reinsurers if realized. This liability was a reduction to Other Comprehensive Income.

                                       38                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The ceded reserves attributable to coinsurance agreements were $678,356 and $954,209 as of December 31, 2003 and 2002, respectively. The primary reason for the decline from 2002 to 2003 in the ceded reserves was the recapture of approximately $375,700 of business from Annuity and Life Reassurance, LTD in the first quarter of 2003.

(16)     SEGMENT INFORMATION

         The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes individual disability insurance along with group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

                                       39                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The Company entered into a Succession Rights Agreement with The Canada Life Assurance Company effective April 6, 2001 relating to the Company's group life and health insurance. The amount shown in "Other income" for the other insurance segment in 2001 is the earned portion of the proceeds generated by this agreement. The final $1,165 of additional proceeds were recognized in earnings in 2002 as all final obligations of the agreement were met.

                                                     YEAR ENDED OR AS OF DECEMBER 31, 2003
                                    -------------------------------------------------------------------
                                      INDIVIDUAL        PENSION        OTHER
                                    LIFE INSURANCE   AND ANNUITIES   INSURANCE   CORPORATE      TOTAL
                                    --------------   -------------   ---------   ---------   ----------
Revenues:
  Traditional life insurance
     premiums                       $      138,669            --           --          --       138,669
  Annuity premiums and charges                  --        44,968           --          --        44,968
  Universal life policy charges             76,110            --           --          --        76,110
  Accident and health
     insurance premiums                         --            --       17,139          --        17,139
  Change in value of trading
     portfolio                                  --            --           --      31,267        31,267
  Change in value of reinsurance
     derivative                                 --            --           --      11,423        11,423
  Net investment income                    152,373       369,299        9,971      15,221       546,864
  Net realized investment losses                --            --           --      (3,350)       (3,350)
  Investment management fees                   449         3,775           --          --         4,224
  Other income                                 430        21,799          286       1.780        24,295
                                    --------------   -----------     --------    --------    ----------
                                           368,031       439,841       27,396      56,341       891,609
                                    --------------   -----------     --------    --------    ----------
Benefits and expenses:
  Benefits and claims                      220,443       237,892       16,915          --       475,250
  Provision for policyholders'
     dividends on participating
     policies                               30,592             7          732          --        31,331
  Operating expenses                        57,544        97,096        4,400       1,772       160,812
                                    --------------   -----------     --------    --------    ----------
                                           308,579       334,995       22,047       1,772       667,393
                                    --------------   -----------     --------    --------    ----------
Income before Federal income
  taxes and cumulative effect of
  change in accounting principle    $       59,452       104,846        5,349      54,569       224,216
                                    ==============   ===========     ========    ========    ==========
Total assets as of
  December 31, 2003                 $    2,896,301     9,226,722      226,171     668,586    13,017,780
                                    ==============   ===========     ========    ========    ==========

                                       40                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                                      YEAR ENDED OR AS OF DECEMBER 31, 2002
                                   -----------------------------------------------------------------------
                                     INDIVIDUAL         PENSION         OTHER
                                   LIFE INSURANCE    AND ANNUITIES    INSURANCE    CORPORATE      TOTAL
                                   --------------    -------------    ---------    ---------    ----------
Revenues:
  Traditional life insurance
     premiums                      $      126,794             --           881           --        127,675
  Annuity premiums and charges                 --         42,256            --           --         42,256
  Universal life policy charges            69,777             --            --           --         69,777
  Accident and health
     insurance premiums                        --             --        20,210           --         20,210
  Net investment income                   143,773        311,153        10,216       (3,700)       461,442
  Net realized losses on
     investments                               --             --            --      (64,164)       (64,164)
  Investment management fees                  502          3,635            --           --          4,137
  Other income                                172         16,065         1,342          243         17,822
                                   --------------    -----------      --------     --------     ----------
                                          341,018        373,109        32,649      (67,621)       679,155
                                   --------------    -----------      --------     --------     ----------
Benefits and expenses:
  Benefits and claims                     188,222        218,617        20,783          407        428,029
  Provision for policyholders'
     dividends on participating
     policies                              30,073              9           416           --         30,498
  Operating expenses                       61,342         91,033         6,737      (10,821)       148,291
                                   --------------    -----------      --------     --------     ----------
                                          279,637        309,659        27,936      (10,414)       606,818
                                   --------------    -----------      --------     --------     ----------
Income (loss) before Federal
  income  taxes                    $       61,381         63,450         4,713      (57,207)        72,337
                                   ==============    ===========      ========     ========     ==========
Total assets as of
  December 31, 2002                $    2,640,390      8,030,411       232,669      261,670     11,165,140
                                   ==============    ===========      ========     ========     ==========

                                       41                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                                       YEAR ENDED OR AS OF DECEMBER 31,2001
                                   ----------------------------------------------------------------------
                                     INDIVIDUAL         PENSION         OTHER
                                   LIFE INSURANCE    AND ANNUITIES    INSURANCE    CORPORATE      TOTAL
                                   --------------    -------------    ---------    ---------    ---------
Revenues:
  Traditional life insurance
     premiums                      $      109,065             --        21,035           --       130,100
  Annuity premiums and charges                 --         30,560            --           --        30,560
  Universal life policy charges            65,006             --            --           --        65,006
  Accident and health
     insurance premiums                        --             --        26,036           --        26,036
  Net investment income                   134,543        265,194         9,820        3,459       413,016
  Net realized losses on
     investments                               --             --            --      (32,061)      (32,061)
  Investment management fees                  503          4,409            --           --         4,912
  Other income                                 48         14,302         7,280           86        21,716
                                   --------------    -----------      --------     --------     ---------
                                          309,165        314,465        64,171      (28,516)      659,285
                                   --------------    -----------      --------     --------     ---------
Benefits and expenses:
  Benefits and claims                     172,870        196,178        28,193           --       397,241
  Provision for policyholders'
     dividends on participating
     policies                              29,651             13            10           --        29,674
  Operating expenses                       62,600         53,024        13,184        3,731       132,539
                                   --------------    -----------      --------     --------     ---------
                                          265,121        249,215        41,387        3,731       559,454
                                   --------------    -----------      --------     --------     ---------
Income (loss) before Federal
  income taxes                     $       44,044         65,250        22,784      (32,247)       99,831
                                   ==============    ===========      ========     ========     =========
Total assets as of
  December 31, 2001                $    2,565,823      6,204,589       233,647      444,136     9,448,195
                                   ==============    ===========      ========     ========     =========


(17)     RELATED PARTY TRANSACTIONS

         On December 30, 2003, the Company closed on a $28,000 mortgage with ONFS, its parent. This loan, on the Company's home office building, is at 6.0% for a 10 year term based on a 25 year amortization with monthly payments of $180 beginning February 1, 2004, and a balloon maturity date of January 1, 2014.

(18)     SUBSEQUENT EVENT

         On February 10, 2004, the Company announced the signing of a definitive agreement to acquire Security Mutual Life (SML) of New York, following SML's demutualization. The Board of Directors of SML has agreed to adopt a plan of reorganization under which SML will reorganize to a stock company and become a wholly owned subsidiary of ONLIC. The acquisition is subject to review and approval by the New York State Insurance Department along with a public hearing and approval by SML's eligible policyowners. The final purchase price to be paid by the Company for the acquisition has not yet been determined. SML's statutory total admitted assets and surplus were $1,764,360 (unaudited) and $94,540 (unaudited), respectively, as of December 31, 2003.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
11,030,043 Shares (Cost $271,788,898)...........  $  273,333,378    $  272,697,547        $  635,831       $  273,333,378
Money Market Subaccount
8,875,877 Shares (Cost $88,758,770).............      88,758,771        88,704,610            54,161           88,758,771
Bond Subaccount
5,691,796 Shares (Cost $58,641,912).............      60,902,214        60,702,491           199,723           60,902,214
Omni Subaccount
2,299,180 Shares (Cost $38,169,440).............      28,394,878        28,311,737            83,141           28,394,878
International Subaccount
3,624,989 Shares (Cost $26,162,823).............      31,573,652        31,561,926            11,726           31,573,652
Capital Appreciation Subaccount
3,908,249 Shares (Cost $52,689,193).............      56,865,017        56,780,529            84,488           56,865,017
Discovery Subaccount
2,289,786 Shares (Cost $52,089,707).............      38,331,010        38,305,653            25,357           38,331,010
International Small Company Subaccount
768,070 Shares (Cost $7,103,122)................       9,424,223         9,421,757             2,466            9,424,223
Aggressive Growth Subaccount
871,985 Shares (Cost $7,520,585)................       4,769,759         4,769,759                 0            4,769,759
Small Cap Growth Subaccount
818,645 Shares (Cost $8,906,683)................       6,008,854         6,001,691             7,163            6,008,854
Mid Cap Opportunity Subaccount
3,115,725 Shares (Cost $47,177,306).............      43,433,208        43,379,137            54,071           43,433,208
S&P 500 Index Subaccount
8,184,538 Shares (Cost $106,712,099)............      94,204,030        94,134,249            69,781           94,204,030
Blue Chip Subaccount
2,239,530 Shares (Cost $20,219,338).............      22,664,043        22,664,043                 0           22,664,043
High Income Bond Subaccount
2,915,558 Shares (Cost $22,068,965).............      22,857,972        22,784,562            73,410           22,857,972
Capital Growth Subaccount
1,392,814 Shares (Cost $21,701,908).............      20,000,808        20,000,808                 0           20,000,808
Nasdaq-100 Index Subaccount
2,548,415 Shares (Cost $8,283,556)..............       9,683,976         9,683,976                 0            9,683,976
Bristol Subaccount
131,354 Shares (Cost $1,212,654)................       1,370,020         1,370,020                 0            1,370,020
Bryton Growth Subaccount
147,583 Shares (Cost $1,183,104)................       1,376,949         1,376,949                 0            1,376,949

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
275,745 Shares (Cost $2,243,023)................  $    2,746,415    $    2,746,415        $        0       $    2,746,415
Second Quarter Subaccount
307,619 Shares (Cost $2,836,520)................       3,349,975         3,349,975                 0            3,349,975
Third Quarter Subaccount
344,847 Shares (Cost $2,846,404)................       3,200,176         3,200,176                 0            3,200,176
Fourth Quarter Subaccount
240,998 Shares (Cost $2,204,619)................       2,540,120         2,540,120                 0            2,540,120

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
54,041 Shares (Cost $464,692)...................         510,687           510,687                 0              510,687
Second Quarter Subaccount
47,270 Shares (Cost $386,029)...................         426,851           426,851                 0              426,851
Third Quarter Subaccount
68,730 Shares (Cost $601,861)...................         637,813           637,813                 0              637,813
Fourth Quarter Subaccount
74,398 Shares (Cost $652,625)...................         726,124           726,124                 0              726,124

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP Growth Subaccount
166,303 Shares (Cost $6,705,449)................       5,162,056         5,162,056                 0            5,162,056
VIP Equity Income Subaccount
174,272 Shares (Cost $4,156,344)................       4,039,633         4,039,633                 0            4,039,633
VIP High Income Bond Subaccount
142,920 Shares (Cost $1,440,059)................         993,295           993,295                 0              993,295

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Growth Subaccount
1,255,106 Shares (Cost $37,943,384).............      24,135,693        24,135,693                 0           24,135,693
International Growth Subaccount
187,678 Shares (Cost $3,756,110)................       4,327,853         4,327,853                 0            4,327,853
Worldwide Growth Subaccount
636,290 Shares (Cost $21,881,155)...............      16,428,996        16,422,668             6,328           16,428,996
Balanced Subaccount
1,700,478 Shares (Cost $42,742,604).............      39,076,994        39,049,121            27,873           39,076,994

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.:
Capital Subaccount
829,843 Shares (Cost $11,767,147)...............  $   12,962,153    $   12,844,002        $  118,151       $   12,962,153
Total Return Subaccount
664,173 Shares (Cost $6,812,596)................       7,139,863         7,139,863                 0            7,139,863
Investors Subaccount
450,592 Shares (Cost $5,325,628)................       5,718,013         5,718,013                 0            5,718,013

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
1,172,230 Shares (Cost $25,003,826).............      22,260,642        22,260,642                 0           22,260,642
Multi Cap Value II Subaccount
160,457 Shares (Cost $1,523,386)................       1,617,409         1,617,409                 0            1,617,409
Mid Cap Growth II Subaccount
1,630,201 Shares (Cost $40,525,656).............      22,382,665        22,368,710            13,955           22,382,665

VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS I:
Core Plus Fixed Income Subaccount
406,897 Shares (Cost $4,436,555)................       4,695,587         4,695,587                 0            4,695,587
US Real Estate Subaccount
233,007 Shares (Cost $3,179,786)................       3,630,252         3,624,580             5,672            3,630,252
Value Subaccount
76,805 Shares (Cost $876,175)...................       1,012,285         1,012,285                 0            1,012,285
Emerging Mkt. Debt Subaccount
20,166 Shares (Cost $144,167)...................         182,297           182,297                 0              182,297

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
921,366 Shares (Cost $8,663,689)................       9,213,664         9,213,664                 0            9,213,664
Core US Equity Subaccount
902,906 Shares (Cost $10,301,739)...............       9,859,729         9,859,729                 0            9,859,729
Capital Growth Subaccount
666,130 Shares (Cost $7,072,239)................       6,388,179         6,388,179                 0            6,388,179

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
585,938 Shares (Cost $4,932,215)................       6,287,114         6,287,114                 0            6,287,114
Small Cap Subaccount
1,653,889 Shares (Cost $20,631,562).............      24,328,712        24,313,196            15,516           24,328,712

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
560,702 Shares (Cost $5,517,235)................  $    5,943,436    $    5,943,436        $        0       $    5,943,436
Jennison Subaccount
389,624 Shares (Cost $7,545,510)................       6,413,218         6,413,218                 0            6,413,218

UBS SERIES TRUST:
Tactical Allocation Subaccount
749,924 Shares (Cost $10,192,624)...............       9,209,067         9,209,067                 0            9,209,067

PBHG INSURANCE SERIES FUND:
Technology & Communications Subaccount
1,665,680 Shares (Cost $8,334,971)..............       3,631,182         3,631,182                 0            3,631,182

FIDELITY VARIABLE INSURANCE PRODUCTS
FUND -- SERVICE CLASS 2:
VIP Mid-Cap Subaccount
1,838,751 Shares (Cost $34,797,472).............      44,074,858        44,033,055            41,803           44,074,858
VIP Contrafund Subaccount
1,318,700 Shares (Cost $26,461,793).............      30,237,793        30,237,793                 0           30,237,793
VIP Growth Subaccount
648,263 Shares (Cost $23,930,410)...............      19,914,654        19,897,511            17,143           19,914,654
VIP Equity Income Subaccount
45,575 Shares (Cost $977,789)...................       1,046,402         1,046,402                 0            1,046,402

JANUS ASPEN SERIES -- SERVICE SHARES:
Growth Subaccount
1,227,240 Shares (Cost $32,557,631).............      23,366,641        23,365,156             1,485           23,366,641
Worldwide Growth Subaccount
806,805 Shares (Cost $17,494,066)...............      20,734,888        20,733,452             1,436           20,734,888
Balanced Subaccount
2,789,257 Shares (Cost $67,041,509).............      66,440,094        66,437,676             2,418           66,440,094
International Growth Subaccount
423,442 Shares (Cost $7,907,488)................       9,692,577         9,692,577                 0            9,692,577

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
537,168 Shares (Cost $6,816,252)................       7,552,584         7,552,584                 0            7,552,584
Mid Cap Value Subaccount
508,322 Shares (Cost $9,441,481)................      10,974,666        10,974,666                 0           10,974,666

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.:
Global Bond Subaccount
31,178 Shares (Cost $351,928)...................  $      417,788    $      417,788        $        0       $      417,788
Growth & Income Subaccount
76,345 Shares (Cost $1,599,377).................       1,650,587         1,650,587                 0            1,650,587
Quasar Subaccount
26,912 Shares (Cost $239,374)...................         271,269           271,269                 0              271,269

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
171,026 Shares (Cost $2,121,608)................       2,368,715         2,368,715                 0            2,368,715
Investors Growth Stock Subaccount
292,786 Shares (Cost $2,335,581)................       2,509,176         2,509,176                 0            2,509,176
Mid Cap Growth Subaccount
456,871 Shares (Cost $2,577,969)................       2,796,051         2,796,051                 0            2,796,051
Total Return Subaccount
2,207,188 Shares (Cost $39,223,902).............      42,907,742        42,612,544           295,198           42,907,742

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS
IB):
Corporate Bond Subaccount
304,334 Shares (Cost $2,777,423)................       2,833,348         2,833,348                 0            2,833,348
Equity Income Subaccount
967,281 Shares (Cost $10,675,817)...............      11,210,791        11,210,791                 0           11,210,791

PIMCO VARIABLE INSURANCE TRUST:
Real Return Subaccount
2,416,811 Shares (Cost $29,176,780).............      29,871,724        29,739,838           131,886           29,871,724
Total Return Subaccount
2,733,130 Shares (Cost $28,183,649).............      28,315,081        28,315,081                 0           28,315,081
Global Bond Subaccount
387,678 Shares (Cost $4,711,283)................       5,051,482         5,051,482                 0            5,051,482

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
30,975 Shares (Cost $417,798)...................         490,028           490,028                 0              490,028

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
SHARES:
Appreciation Subaccount
49,816 Shares (Cost $1,621,285).................       1,709,180         1,709,180                 0            1,709,180

ROYCE CAPITAL FUND:
Small-Cap Subaccount
1,190,409 Shares (Cost $8,736,912)..............       9,035,203         9,035,203                 0            9,035,203
Micro-Cap Subaccount
396,838 Shares (Cost $4,033,380)................       4,325,534         4,325,534                 0            4,325,534

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS -- CLASS II:
Core Plus Fixed Income Subaccount
96,010 Shares (Cost $1,088,277).................  $    1,106,037    $    1,106,037        $        0       $    1,106,037
US Real Estate Subaccount
122,114 Shares (Cost $1,764,617)................       1,897,653         1,897,653                 0            1,897,653
                                                  --------------    --------------        ----------       --------------

TOTALS..........................................  $1,467,933,456    $1,465,953,274        $1,980,182       $1,467,933,456
                                                  ==============    ==============        ==========       ==============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                         OHIO NATIONAL FUND, INC.
                                           -------------------------------------------------------------------------------------
                                                                                                                      CAPITAL
                                             EQUITY      MONEY MARKET      BOND          OMNI       INTERNATIONAL   APPRECIATION
                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                           -----------   ------------   -----------   -----------   -------------   ------------
                                              2003           2003          2003          2003           2003            2003
                                           -----------   ------------   -----------   -----------   -------------   ------------
Investment activity:
  Reinvested dividends...................  $   368,560   $   882,753    $ 3,391,941   $   456,995    $  107,099     $   122,770
  Risk & administrative expense (note
     3)..................................   (2,578,191)   (1,583,718)      (773,193)     (296,653)     (256,084)       (592,651)
                                           -----------   -----------    -----------   -----------    ----------     -----------
       Net investment activity...........   (2,209,631)     (700,965)     2,618,748       160,342      (148,985)       (469,881)
                                           -----------   -----------    -----------   -----------    ----------     -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0             0              0             0             0               0
     Realized gain (loss)................   (3,248,511)       96,992        524,823    (2,108,054)      225,836        (995,064)
     Unrealized gain.....................   79,597,773             0      1,892,268     7,682,457     6,886,550      14,363,079
                                           -----------   -----------    -----------   -----------    ----------     -----------
     Net gain on investments.............   76,349,262        96,992      2,417,091     5,574,403     7,112,386      13,368,015
                                           -----------   -----------    -----------   -----------    ----------     -----------
       Net increase (decrease) in
          contract owners' equity from
          operations.....................  $74,139,631   $  (603,973)   $ 5,035,839   $ 5,734,745    $6,963,401     $12,898,134
                                           ===========   ===========    ===========   ===========    ==========     ===========

                                            OHIO NATIONAL FUND, INC.
                                           ---------------------------
                                                         INTERNATIONAL
                                            DISCOVERY      SMALL CO.
                                           SUBACCOUNT     SUBACCOUNT
                                           -----------   -------------
                                              2003           2003
                                           -----------   -------------
Investment activity:
  Reinvested dividends...................  $         0    $   15,301
  Risk & administrative expense (note
     3)..................................     (385,851)      (86,339)
                                           -----------    ----------
       Net investment activity...........     (385,851)      (71,038)
                                           -----------    ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0             0
     Realized gain (loss)................   (3,164,842)      160,424
     Unrealized gain.....................   13,833,671     2,981,649
                                           -----------    ----------
     Net gain on investments.............   10,668,829     3,142,073
                                           -----------    ----------
       Net increase (decrease) in
          contract owners' equity from
          operations.....................  $10,282,978    $3,071,035
                                           ===========    ==========

                                                                          OHIO NATIONAL FUND, INC.
                                           ---------------------------------------------------------------------------------------
                                                                                                         SOCIAL
                                           AGGRESSIVE     SMALL CAP       MID CAP          S&P          AWARENESS
                                             GROWTH         GROWTH      OPPORTUNITY     500 INDEX      SUBACCOUNT      BLUE CHIP
                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      (NOTE 5)       SUBACCOUNT
                                           -----------   ------------   ------------   ------------   -------------   ------------
                                              2003           2003           2003           2003           2003            2003
                                           -----------   ------------   ------------   ------------   -------------   ------------
Investment activity:
  Reinvested dividends...................  $         0   $         0    $     13,651   $    957,419     $   2,476     $   225,494
  Risk & administrative expense (note
     3)..................................      (53,606)      (53,866)       (428,971)      (989,047)       (1,734)       (212,061)
                                           -----------   -----------    ------------   ------------     ---------     -----------
       Net investment activity...........      (53,606)      (53,866)       (415,320)       (31,628)          742          13,433
                                           -----------   -----------    ------------   ------------     ---------     -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0             0               0              0             0               0
     Realized loss.......................   (1,592,969)     (843,630)     (1,984,023)    (7,005,932)     (505,456)       (151,499)
     Unrealized gain.....................    2,784,412     2,580,226      15,737,626     25,810,599       530,458       4,372,034
                                           -----------   -----------    ------------   ------------     ---------     -----------
       Net gain on investments...........    1,191,443     1,736,596      13,753,603     18,804,667        25,002       4,220,535
                                           -----------   -----------    ------------   ------------     ---------     -----------
          Net increase in contract
            owners' equity from
            operations...................  $ 1,137,837   $ 1,682,730    $ 13,338,283   $ 18,773,039     $  25,744     $ 4,233,968
                                           ===========   ===========    ============   ============     =========     ===========

                                           OHIO NATIONAL FUND, INC.
                                           -------------------------
                                             EQUITY
                                             INCOME      HIGH INCOME
                                           SUBACCOUNT       BOND
                                            (NOTE 5)     SUBACCOUNT
                                           -----------   -----------
                                              2003          2003
                                           -----------   -----------
Investment activity:
  Reinvested dividends...................  $    46,904   $1,471,521
  Risk & administrative expense (note
     3)..................................      (35,136)    (256,630)
                                           -----------   ----------
       Net investment activity...........       11,768    1,214,891
                                           -----------   ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0            0
     Realized loss.......................   (3,133,200)    (108,657)
     Unrealized gain.....................    3,398,509    2,484,424
                                           -----------   ----------
       Net gain on investments...........      265,309    2,375,767
                                           -----------   ----------
          Net increase in contract
            owners' equity from
            operations...................  $   277,077   $3,590,658
                                           ===========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                OHIO NATIONAL FUND, INC.
                                                   --------------------------------------------------
                                                     CAPITAL     NASDAQ-100                  BRYTON
                                                     GROWTH        INDEX       BRISTOL       GROWTH
                                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                   -----------   ----------   ----------   ----------
                                                      2003          2003         2003         2003
                                                   -----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends...........................  $         0   $        0    $  3,672     $      0
  Risk & administrative expense (note 3).........     (221,434)     (85,003)     (7,323)     (10,038)
                                                   -----------   ----------    --------     --------
       Net investment activity...................     (221,434)     (85,003)     (3,651)     (10,038)
                                                   -----------   ----------    --------     --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................            0            0           0            0
     Realized gain (loss)........................   (1,053,675)    (199,527)     15,009       11,526
     Unrealized gain.............................    6,815,018    2,655,734     164,566      214,249
                                                   -----------   ----------    --------     --------
       Net gain (loss) on investments............    5,761,343    2,456,207     179,575      225,775
                                                   -----------   ----------    --------     --------
          Net increase (decrease) in contract
            owners' equity from operations.......  $ 5,539,909   $2,371,204    $175,924     $215,737
                                                   ===========   ==========    ========     ========

                                                           DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                   -------------------------------------------------
                                                     FIRST                                  SECOND
                                                    QUARTER      FEBRUARY      MARCH       QUARTER
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                   ----------   ----------   ----------   ----------
                                                      2003         2003         2003         2003
                                                   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends...........................   $ 56,957    $   5,023    $   4,749     $ 64,573
  Risk & administrative expense (note 3).........    (23,597)      (3,654)      (3,622)     (29,828)
                                                    --------    ---------    ---------     --------
       Net investment activity...................     33,360        1,369        1,127       34,745
                                                    --------    ---------    ---------     --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0            0            0            0
     Realized gain (loss)........................     (2,652)    (132,556)    (176,448)       3,557
     Unrealized gain.............................    572,576      124,787      179,962      631,022
                                                    --------    ---------    ---------     --------
       Net gain (loss) on investments............    569,924       (7,769)       3,514      634,579
                                                    --------    ---------    ---------     --------
          Net increase (decrease) in contract
            owners' equity from operations.......   $603,284    $  (6,400)   $   4,641     $669,324
                                                    ========    =========    =========     ========

                                                              DOW TARGET 10 PORTFOLIOS (NOTE 5)
                            -----------------------------------------------------------------------------------------------------
                                                        THIRD                                  FOURTH
                               MAY          JUNE       QUARTER       AUGUST     SEPTEMBER     QUARTER      NOVEMBER     DECEMBER
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2003         2003         2003         2003         2003         2003         2003         2003
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....  $   3,789    $   5,278     $ 61,784    $   3,203    $   3,036     $ 39,013    $   3,470     $  2,273
  Risk & administrative
     expense (note 3).....     (2,983)      (4,334)     (26,111)      (2,487)      (2,414)     (18,087)      (2,411)      (1,549)
                            ---------    ---------     --------    ---------    ---------     --------    ---------     --------
       Net investment
          activity........        806          944       35,673          716          622       20,926        1,059          724
                            ---------    ---------     --------    ---------    ---------     --------    ---------     --------
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............          0            0            0            0            0            0            0            0
     Realized gain
       (loss).............   (105,823)    (204,374)      (4,754)    (139,905)    (114,850)       8,619     (126,404)     (90,756)
     Unrealized gain......    103,915      186,466      519,873      126,667      120,062      375,752      127,309       74,182
                            ---------    ---------     --------    ---------    ---------     --------    ---------     --------
       Net gain (loss) on
          investments.....     (1,908)     (17,908)     515,119      (13,238)       5,212      384,371          905      (16,574)
                            ---------    ---------     --------    ---------    ---------     --------    ---------     --------
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....  $  (1,102)   $ (16,964)    $550,792    $ (12,522)   $   5,834     $405,297    $   1,964     $(15,850)
                            =========    =========     ========    =========    =========     ========    =========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                              DOW TARGET 5 PORTFOLIOS (NOTE 5)
                            -----------------------------------------------------------------------------------------------------
                              FIRST                                  SECOND                                 THIRD
                             QUARTER      FEBRUARY      MARCH       QUARTER        MAY          JUNE       QUARTER       AUGUST
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2003         2003         2003         2003         2003         2003         2003         2003
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....   $ 10,320     $   835      $    806     $ 7,317      $    264     $    250     $14,486      $    784
  Risk & administrative
     expense (note 3).....     (5,363)       (668)         (616)     (4,034)         (334)        (334)     (6,003)         (902)
                             --------     -------      --------     -------      --------     --------     -------      --------
       Net investment
          activity........      4,957         167           190       3,283           (70)         (84)      8,483          (118)
                             --------     -------      --------     -------      --------     --------     -------      --------
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
     gains................     26,258           0             0           0             0            0      11,161             0
  Realized gain (loss)....      8,082      (6,170)      (34,551)        254       (30,492)     (31,289)        195       (25,964)
  Unrealized gain.........     62,668      11,955        38,313      65,623        31,370       29,499      38,459        22,621
                             --------     -------      --------     -------      --------     --------     -------      --------
     Net gain (loss) on
       investments........     97,008       5,785         3,762      65,877           878       (1,790)     49,815        (3,343)
                             --------     -------      --------     -------      --------     --------     -------      --------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations......   $101,965     $ 5,952      $  3,952     $69,160      $    808     $ (1,874)    $58,298      $ (3,461)
                             ========     =======      ========     =======      ========     ========     =======      ========

                                          DOW TARGET 5 PORTFOLIOS (NOTE 5)             FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                  -------------------------------------------------   -------------------------------------------
                                                 FOURTH                                               VIP EQUITY      VIP HIGH
                                  SEPTEMBER     QUARTER      NOVEMBER     DECEMBER     VIP GROWTH       INCOME       INCOME BOND
                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                  ----------   ----------   ----------   ----------   ------------   ------------   -------------
                                     2003         2003         2003         2003          2003           2003           2003
                                  ----------   ----------   ----------   ----------   ------------   ------------   -------------
Investment activity:
  Reinvested dividends..........   $    433     $ 9,338      $    821     $    981     $   12,902     $   75,092      $  72,300
  Risk & administrative expense
     (note 3)...................       (483)     (4,627)         (451)        (670)       (58,701)       (48,565)       (12,435)
                                   --------     -------      --------     --------     ----------     ----------      ---------
       Net investment
          activity..............        (50)      4,711           370          311        (45,799)        26,527         59,865
                                   --------     -------      --------     --------     ----------     ----------      ---------
  Realized & unrealized gain
     (loss) on investments:
     Reinvested capital gains...          0       2,034             0            0              0              0              0
     Realized gain (loss).......    (14,053)      4,701       (20,810)     (39,344)      (500,329)      (309,827)      (136,381)
     Unrealized gain (loss).....     12,108      81,819        26,169       36,011      1,777,024      1,228,104        295,851
                                   --------     -------      --------     --------     ----------     ----------      ---------
       Net gain (loss) on
          investments...........     (1,945)     88,554         5,359       (3,333)     1,276,695        918,277        159,470
                                   --------     -------      --------     --------     ----------     ----------      ---------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations..........   $ (1,995)    $93,265      $  5,729     $ (3,022)    $1,230,896     $  944,804      $ 219,335
                                   ========     =======      ========     ========     ==========     ==========      =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                 JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                                       --------------------------------------------------------------
                                                                         INTERNATIONAL     WORLDWIDE
                                                           GROWTH           GROWTH          GROWTH         BALANCED
                                                         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                       --------------    -------------    -----------    ------------
                                                            2003             2003            2003            2003
                                                       --------------    -------------    -----------    ------------
Investment activity:
  Reinvested dividends...............................   $    19,810       $   44,882      $   173,609    $   864,048
  Risk & administrative expense (note 3).............      (297,811)         (49,187)        (201,991)      (521,340)
                                                        -----------       ----------      -----------    -----------
     Net investment activity.........................      (278,001)          (4,305)         (28,382)       342,708
                                                        -----------       ----------      -----------    -----------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................             0                0                0              0
     Realized loss...................................    (5,184,414)        (228,727)      (2,728,392)    (1,772,850)
     Unrealized gain.................................    11,548,159        1,327,250        5,893,223      6,109,039
                                                        -----------       ----------      -----------    -----------
       Net gain on investments.......................     6,363,745        1,098,523        3,164,831      4,336,189
                                                        -----------       ----------      -----------    -----------
          Net increase in contract owners' equity
            from operations..........................   $ 6,085,744       $1,094,218      $ 3,136,449    $ 4,678,897
                                                        ===========       ==========      ===========    ===========

                                                       SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                                       --------------------------------------------
                                                                          TOTAL
                                                         ALL CAP          RETURN        INVESTORS
                                                        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                       ------------    ------------    ------------
                                                           2003            2003            2003
                                                       ------------    ------------    ------------
Investment activity:
  Reinvested dividends...............................   $   28,119       $108,485       $   70,313
  Risk & administrative expense (note 3).............     (147,735)       (84,483)         (62,668)
                                                        ----------       --------       ----------
     Net investment activity.........................     (119,616)        24,002            7,645
                                                        ----------       --------       ----------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................            0         82,640                0
     Realized loss...................................     (336,880)       (46,425)        (385,605)
     Unrealized gain.................................    3,771,906        811,825        1,601,706
                                                        ----------       --------       ----------
       Net gain on investments.......................    3,435,026        848,040        1,216,101
                                                        ----------       --------       ----------
          Net increase in contract owners' equity
            from operations..........................   $3,315,410       $872,042       $1,223,746
                                                        ==========       ========       ==========

                                                            STRONG VARIABLE INSURANCE FUNDS INC.
                                                       ----------------------------------------------
                                                                           MULTI CAP        MID CAP
                                                       OPPORTUNITY II      VALUE II        GROWTH II
                                                         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                       --------------    -------------    -----------
                                                            2003             2003            2003
                                                       --------------    -------------    -----------
Investment activity:
  Reinvested dividends...............................   $    14,888       $    1,442      $         0
  Risk & administrative expense (note 3).............      (248,637)         (18,613)        (270,981)
                                                        -----------       ----------      -----------
     Net investment activity.........................      (233,749)         (17,171)        (270,981)
                                                        -----------       ----------      -----------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains........................             0                0                0
     Realized gain (loss)............................    (1,029,809)         (46,496)      (3,395,028)
     Unrealized gain.................................     7,062,648          519,228        9,383,835
                                                        -----------       ----------      -----------
       Net gain on investments.......................     6,032,839          472,732        5,988,807
                                                        -----------       ----------      -----------
          Net increase in contract owners' equity
            from operations..........................   $ 5,799,090       $  455,561      $ 5,717,826
                                                        ===========       ==========      ===========

                                                        VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I
                                                       ------------------------------------------------------
                                                        CORE PLUS       US REAL                     EMERGING
                                                       FIXED INCOME      ESTATE        VALUE       MKT. DEBT
                                                        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                       ------------    ----------    ----------    ----------
                                                           2003           2003          2003          2003
                                                       ------------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends...............................  $     2,811     $        0     $      0     $        0
  Risk & administrative expense (note 3).............      (64,782)      (218,873)     (12,034)        (2,690)
                                                       -----------     ----------     --------     ----------
     Net investment activity.........................      (61,971)      (218,873)     (12,034)        (2,690)
                                                       -----------     ----------     --------     ----------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains........................       35,612              0            0              0
     Realized gain (loss)............................      123,464      3,760,370      (13,316)        13,934
     Unrealized gain.................................       63,766      1,165,377      284,398         38,683
                                                       -----------     ----------     --------     ----------
       Net gain on investments.......................      222,842      4,925,747      271,082         52,617
                                                       -----------     ----------     --------     ----------
          Net increase in contract owners' equity
            from operations..........................  $   160,871     $4,706,874     $259,048     $   49,927
                                                       ===========     ==========     ========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                  LAZARD RETIREMENT       THE PRUDENTIAL SERIES
                                     GOLDMAN SACHS VARIABLE INSURANCE TRUST         SERIES, INC.                FUND, INC.
                                     ---------------------------------------   -----------------------   ------------------------
                                      GROWTH &       CORE US       CAPITAL      EMERGING      SMALL       JENNISON
                                       INCOME        EQUITY        GROWTH        MARKET        CAP       20/20 FOCUS    JENNISON
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                     -----------   -----------   -----------   ----------   ----------   -----------   ----------
                                        2003          2003          2003          2003         2003         2003          2003
                                     -----------   -----------   -----------   ----------   ----------   -----------   ----------
Investment activity:
  Reinvested dividends.............  $  107,467    $   60,950    $   15,434    $    2,477   $        0    $      0     $        0
  Risk & administrative expense
     (note 3)......................     (94,392)      (87,781)      (71,389)      (55,824)    (234,443)    (28,441)       (68,090)
                                     ----------    ----------    ----------    ----------   ----------    --------     ----------
       Net investment activity.....      13,075       (26,831)      (55,955)      (53,347)    (234,443)    (28,441)       (68,090)
                                     ----------    ----------    ----------    ----------   ----------    --------     ----------
  Realized & unrealized gain (loss)
     on investments:
  Reinvested capital gains.........           0             0             0             0            0           0              0
  Realized gain (loss).............    (150,591)     (302,742)     (451,583)      234,593     (141,372)    (12,629)      (474,085)
  Unrealized gain (loss)...........   1,701,504     2,071,612     1,593,015     1,689,097    6,121,516     693,470      1,781,415
                                     ----------    ----------    ----------    ----------   ----------    --------     ----------
       Net gain (loss) on
          investments..............   1,550,913     1,768,870     1,141,432     1,923,690    5,980,144     680,841      1,307,330
                                     ----------    ----------    ----------    ----------   ----------    --------     ----------
          Net increase in contract
            owners' equity from
            operations.............  $1,563,988    $1,742,039    $1,085,477    $1,870,343   $5,745,701    $652,400     $1,239,240
                                     ==========    ==========    ==========    ==========   ==========    ========     ==========

                                                                    PBHG
                                                    UBS SERIES    INSURANCE           FIDELITY VARIABLE INSURANCE PRODUCTS
                                                      TRUST      SERIES FUND                FUND -- SERVICE CLASS 2
                                                    ----------   -----------   --------------------------------------------------
                                                     TACTICAL     TECHN. &         VIP          VIP          VIP       VIP EQUITY
                                                    ALLOCATION      COMM.        MID-CAP     CONTRAFUND     GROWTH       INCOME
                                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                    ----------   -----------   -----------   ----------   ----------   ----------
                                                       2003         2003          2003          2003         2003       2003(a)
                                                    ----------   -----------   -----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends............................  $   62,971   $         0   $    76,609   $   53,962   $   17,030    $     0
  Risk & administrative expense (note 3)..........    (104,294)      (37,072)     (430,457)    (280,224)    (207,719)    (1,767)
                                                    ----------   -----------   -----------   ----------   ----------    -------
       Net investment activity....................     (41,323)      (37,072)     (353,848)    (226,262)    (190,689)    (1,767)
                                                    ----------   -----------   -----------   ----------   ----------    -------
  Realized & unrealized gain (loss) on
     investments:
  Reinvested capital gains........................           0             0             0            0            0          0
  Realized loss...................................    (498,974)   (1,447,462)      (44,824)    (131,454)    (689,713)      (778)
  Unrealized gain.................................   2,352,709     2,467,506    11,490,198    5,792,762    5,097,654     68,613
                                                    ----------   -----------   -----------   ----------   ----------    -------
       Net gain on investments....................   1,853,735     1,020,044    11,445,374    5,661,308    4,407,941     67,835
                                                    ----------   -----------   -----------   ----------   ----------    -------
          Net increase in contract owners' equity
            from operations.......................  $1,812,412   $   982,972   $11,091,526   $5,435,046   $4,217,252    $66,068
                                                    ==========   ===========   ===========   ==========   ==========    =======

---------------

(a) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                      JANUS ASPEN SERIES -- SERVICE SHARES              JP MORGAN SERIES TRUST II
                                            --------------------------------------------------------    -------------------------
                                                          WORLDWIDE                    INTERNATIONAL      SMALL         MID CAP
                                              GROWTH        GROWTH       BALANCED         GROWTH         COMPANY         VALUE
                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                            ----------    ----------    -----------    -------------    ----------     ----------
                                               2003          2003          2003            2003            2003           2003
                                            ----------    ----------    -----------    -------------    ----------     ----------
Investment activity:
  Reinvested dividends....................  $        0    $  195,953    $ 1,173,580     $  120,607      $        0     $   16,365
  Risk & administrative expense (note
     3)...................................    (291,508)     (313,030)      (888,935)      (159,175)        (73,922)       (75,688)
                                            ----------    ----------    -----------     ----------      ----------     ----------
       Net investment activity............    (291,508)     (117,077)       284,645        (38,568)        (73,922)       (59,323)
                                            ----------    ----------    -----------     ----------      ----------     ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.............           0             0              0              0               0              0
     Realized gain (loss).................  (3,034,265)      864,672     (1,042,498)     1,522,180        (136,503)        21,688
     Unrealized gain......................   9,003,701     3,804,187      8,243,901      1,955,727       1,951,612      1,581,028
                                            ----------    ----------    -----------     ----------      ----------     ----------
       Net gain on investments............   5,969,436     4,668,859      7,201,403      3,477,907       1,815,109      1,602,716
                                            ----------    ----------    -----------     ----------      ----------     ----------
          Net increase in contract owners'
             equity from operations.......  $5,677,928    $4,551,782    $ 7,486,048     $3,439,339      $1,741,187     $1,543,393
                                            ==========    ==========    ===========     ==========      ==========     ==========

                                                         ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.
                                                         --------------------------------------------
                                                            GLOBAL         GROWTH &
                                                             BOND           INCOME          QUASAR
                                                          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                         ------------    ------------    ------------
                                                             2003            2003            2003
                                                         ------------    ------------    ------------
Investment activity:
  Reinvested dividends.................................     $27,505        $  12,476        $     0
  Risk & administrative expense (note 3)...............      (5,835)         (20,578)        (2,979)
                                                            -------        ---------        -------
     Net investment activity...........................      21,670           (8,102)        (2,979)
                                                            -------        ---------        -------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains..........................           0                0              0
     Realized gain (loss)..............................      16,596         (129,634)        (7,043)
     Unrealized gain...................................      12,038          524,159         94,775
                                                            -------        ---------        -------
       Net gain on investments.........................      28,634          394,525         87,732
                                                            -------        ---------        -------
          Net increase in contract owners' equity from
            operations.................................     $50,304        $ 386,423        $84,753
                                                            =======        =========        =======

                                                               MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                         ---------------------------------------------------------
                                                              NEW          INVESTORS       MID CAP        TOTAL
                                                           DISCOVERY      GROWTH STOCK      GROWTH        RETURN
                                                          SUBACCOUNT       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                         -------------    ------------    ----------    ----------
                                                             2003             2003           2003          2003
                                                         -------------    ------------    ----------    ----------
Investment activity:
  Reinvested dividends.................................    $      0         $      0       $      0     $  413,144
  Risk & administrative expense (note 3)...............     (22,528)         (20,340)       (19,116)      (400,238)
                                                           --------         --------       --------     ----------
     Net investment activity...........................     (22,528)         (20,340)       (19,116)        12,906
                                                           --------         --------       --------     ----------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains..........................           0                0              0              0
     Realized gain (loss)..............................     (11,262)          (3,734)       (15,215)         5,230
     Unrealized gain...................................     517,071          327,506        449,577      4,403,582
                                                           --------         --------       --------     ----------
       Net gain on investments.........................     505,809          323,772        434,362      4,408,812
                                                           --------         --------       --------     ----------
          Net increase in contract owners' equity from
            operations.................................    $483,281         $303,432       $415,246     $4,421,718
                                                           ========         ========       ========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                           FIRST AMERICAN INSURANCE        PIMCO VARIABLE INSURANCE TRUST --
                                                         PORTFOLIOS, INC. (CLASS IB)             ADMINISTRATIVE SHARES
                                                         ----------------------------    --------------------------------------

                                                          CORPORATE         EQUITY          REAL         TOTAL         GLOBAL
                                                             BOND           INCOME         RETURN        RETURN         BOND
                                                          SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                         ------------    ------------    ----------    ----------    ----------
                                                             2003            2003           2003          2003          2003
                                                         ------------    ------------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends.................................    $114,909       $  178,815     $  512,796     $544,855      $ 65,401
  Risk & administrative expense (note 3)...............     (38,978)        (137,000)      (296,601)    (264,604)      (40,692)
                                                           --------       ----------     ----------     --------      --------
       Net investment activity.........................      75,931           41,815        216,195      280,251        24,709
                                                           --------       ----------     ----------     --------      --------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains..........................           0                0        577,827      213,706        27,878
     Realized gain (loss)..............................      11,902         (123,129)        47,604       31,650        24,857
     Unrealized gain...................................      90,608        2,353,514        525,692       79,329       314,345
                                                           --------       ----------     ----------     --------      --------
       Net gain on investments.........................     102,510        2,230,385      1,151,123      324,685       367,080
                                                           --------       ----------     ----------     --------      --------
          Net increase in contract owners' equity from
            operations.................................    $178,441       $2,272,200     $1,367,318     $604,936      $391,789
                                                           ========       ==========     ==========     ========      ========

                                                           CALVERT
                                                          VARIABLE         DREYFUS
                                                         SERIES INC.       VARIABLE
                                                         -----------      INVESTMENT
                                                                        FUND --SERVICE
                                                           SOCIAL           SHARES
                                                           EQUITY       --------------
                                                         SUBACCOUNT      APPRECIATION
                                                          (NOTE 5)        SUBACCOUNT
                                                         -----------    --------------
                                                           2003(d)         2003(c)
                                                         -----------    --------------
Investment activity:
  Reinvested dividends.................................    $    58         $ 17,070
  Risk & administrative expense (note 3)...............     (3,690)          (4,139)
                                                           -------         --------
       Net investment activity.........................     (3,632)          12,931
                                                           -------         --------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains..........................          0                0
     Realized gain (loss)..............................      4,172            3,210
     Unrealized gain...................................     72,229           87,895
                                                           -------         --------
       Net gain on investments.........................     76,401           91,105
                                                           -------         --------
          Net increase in contract owners' equity from
            operations.................................    $72,769         $104,036
                                                           =======         ========

                                                                                                  VAN KAMPEN
                                                                                           UNIVERSAL INSTITUTIONAL
                                                                                              FUNDS -- CLASS II
                                                                ROYCE CAPITAL FUND:       --------------------------
                                                              ------------------------     CORE PLUS       US REAL
                                                              SMALL-CAP     MICRO-CAP     FIXED INCOME      ESTATE
                                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                              ----------    ----------    ------------    ----------
                                                               2003(c)       2003(c)        2003(c)        2003(c)
                                                              ----------    ----------    ------------    ----------
Investment activity:
  Reinvested dividends......................................   $      0      $      0       $     87       $      0
  Risk & administrative expense (note 3)....................    (24,885)      (13,300)        (6,116)        (5,676)
                                                               --------      --------       --------       --------
     Net investment activity................................    (24,885)      (13,300)        (6,029)        (5,676)
                                                               --------      --------       --------       --------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...............................    442,259       138,077          1,105              0
     Realized gain (loss)...................................     36,063         2,012        (23,082)         3,621
     Unrealized gain........................................    298,291       292,154         17,759        133,035
                                                               --------      --------       --------       --------
       Net gain (loss) on investments.......................    776,613       432,243         (4,218)       136,656
                                                               --------      --------       --------       --------
          Net increase (decrease) in contract owners' equity
         from operations....................................   $751,728      $418,943       $(10,247)      $130,980
                                                               ========      ========       ========       ========

---------------

(c) Period from May 1, 2003, date of commencement of operations.

(d) Period from May 2, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                       OHIO NATIONAL FUND, INC.
                                      -------------------------------------------------------------------------------------------
                                                EQUITY                       MONEY MARKET                        BOND
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                      ---------------------------   -------------------------------   ---------------------------
                                          2003           2002           2003             2002             2003           2002
                                      ------------   ------------   -------------   ---------------   ------------   ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity...........  $ (2,209,631)  $ (1,610,749)  $    (700,965)  $        21,440   $  2,618,748   $  2,331,289
  Reinvested capital gains..........             0              0               0                 0              0              0
  Realized gain (loss)..............    (3,248,511)   (10,346,444)         96,992           238,858        524,823        (39,209)
  Unrealized gain (loss)............    79,597,773    (31,909,025)              0                 0      1,892,268        889,656
                                      ------------   ------------   -------------   ---------------   ------------   ------------
       Net increase (decrease) in
          contract owners' equity
          from operations...........    74,139,631    (43,866,218)       (603,973)          260,298      5,035,839      3,181,736
                                      ------------   ------------   -------------   ---------------   ------------   ------------
Equity transactions:
  Contract purchase payments (note
     1).............................    16,223,731      9,650,503      30,311,696        53,864,057      3,896,169      3,386,216
  Transfers from fixed & other
     subaccounts....................    45,528,561     38,147,107     765,495,306     1,268,324,382     23,880,042     43,427,773
  Withdrawals, surrenders & contract
     charges (note 3)...............   (10,414,195)   (10,571,802)    (79,179,204)      (57,264,335)    (4,506,577)    (2,830,685)
  Annuity & death benefit
     payments.......................    (3,190,913)    (2,932,391)     (6,832,061)       (3,090,866)    (1,675,205)    (1,071,729)
  Transfers to fixed & other
     subaccounts....................   (15,940,458)   (35,973,466)   (741,805,782)   (1,258,037,591)   (22,147,520)   (21,352,894)
                                      ------------   ------------   -------------   ---------------   ------------   ------------
       Net equity transactions......    32,206,726     (1,680,049)    (32,010,045)        3,795,647       (553,091)    21,558,681
                                      ------------   ------------   -------------   ---------------   ------------   ------------
          Net change in contract
            owners' equity..........   106,346,357    (45,546,267)    (32,614,018)        4,055,945      4,482,748     24,740,417
Contract owners' equity:
  Beginning of period...............   166,987,021    212,533,288     121,372,789       117,316,844     56,419,466     31,679,049
                                      ------------   ------------   -------------   ---------------   ------------   ------------
  End of period.....................  $273,333,378   $166,987,021   $  88,758,771   $   121,372,789   $ 60,902,214   $ 56,419,466
                                      ============   ============   =============   ===============   ============   ============
Change in units:
  Beginning units...................    17,366,489     16,920,412      10,318,944         9,967,813      4,310,747      2,483,532
                                      ------------   ------------   -------------   ---------------   ------------   ------------
  Units purchased...................     6,548,680      4,949,998      69,076,826       108,956,908      2,042,660      3,656,258
  Units redeemed....................    (2,605,167)    (4,503,921)    (71,805,680)     (108,605,777)    (2,034,798)    (1,829,043)
                                      ------------   ------------   -------------   ---------------   ------------   ------------
  Ending units......................    21,310,002     17,366,489       7,590,090        10,318,944      4,318,609      4,310,747
                                      ============   ============   =============   ===============   ============   ============

                                       OHIO NATIONAL FUND, INC.
                                      --------------------------
                                                 OMNI
                                              SUBACCOUNT
                                      --------------------------
                                         2003           2002
                                      -----------   ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity...........  $   160,342   $    249,808
  Reinvested capital gains..........            0              0
  Realized gain (loss)..............   (2,108,054)    (3,782,425)
  Unrealized gain (loss)............    7,682,457     (5,434,485)
                                      -----------   ------------
       Net increase (decrease) in
          contract owners' equity
          from operations...........    5,734,745     (8,967,102)
                                      -----------   ------------
Equity transactions:
  Contract purchase payments (note
     1).............................      627,729        765,801
  Transfers from fixed & other
     subaccounts....................    1,184,922        862,911
  Withdrawals, surrenders & contract
     charges (note 3)...............   (2,405,720)    (3,251,044)
  Annuity & death benefit
     payments.......................     (328,282)      (480,795)
  Transfers to fixed & other
     subaccounts....................   (1,643,383)    (4,339,150)
                                      -----------   ------------
       Net equity transactions......   (2,564,734)    (6,442,277)
                                      -----------   ------------
          Net change in contract
            owners' equity..........    3,170,011    (15,409,379)
Contract owners' equity:
  Beginning of period...............   25,224,867     40,634,246
                                      -----------   ------------
  End of period.....................  $28,394,878   $ 25,224,867
                                      ===========   ============
Change in units:
  Beginning units...................    1,928,397      2,366,323
                                      -----------   ------------
  Units purchased...................      211,280        165,014
  Units redeemed....................     (301,278)      (602,940)
                                      -----------   ------------
  Ending units......................    1,838,399      1,928,397
                                      ===========   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                         OHIO NATIONAL FUND, INC.
                                          --------------------------------------------------------------------------------------

                                                 INTERNATIONAL              CAPITAL APPRECIATION              DISCOVERY
                                                   SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                          ----------------------------   --------------------------   --------------------------
                                              2003           2002           2003           2002          2003           2002
                                          ------------   -------------   -----------   ------------   -----------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $   (148,985)  $    (218,433)  $  (469,881)  $   (513,509)  $  (385,851)  $   (458,235)
  Reinvested capital gains..............             0               0             0        450,811             0              0
  Realized gain (loss)..................       225,836      (3,367,473)     (995,064)    (1,338,977)   (3,164,842)    (3,749,361)
  Unrealized gain (loss)................     6,886,550      (1,742,424)   14,363,079    (11,427,439)   13,833,671    (12,327,029)
                                          ------------   -------------   -----------   ------------   -----------   ------------
       Net increase (decrease) in
          contract owners' equity from
          operations....................     6,963,401      (5,328,330)   12,898,134    (12,829,114)   10,282,978    (16,534,625)
                                          ------------   -------------   -----------   ------------   -----------   ------------
Equity transactions:
  Contract purchase payments (note 1)...     3,815,933       1,079,002     1,953,629      3,025,939     1,384,873      1,957,948
  Transfers from fixed & other
     subaccounts........................    47,251,439     100,315,079     7,300,041     22,547,282     2,061,047      5,428,029
  Withdrawals, surrenders & contract
     charges (note 3)...................    (1,971,252)     (2,815,707)   (2,747,562)    (2,945,239)   (2,715,635)    (2,410,566)
  Annuity & death benefit payments......      (201,134)       (267,761)     (830,296)      (999,028)     (352,542)      (459,914)
  Transfers to fixed & other
     subaccounts........................   (43,411,579)   (108,124,245)   (7,369,640)   (14,595,054)   (2,970,154)    (7,112,755)
                                          ------------   -------------   -----------   ------------   -----------   ------------
       Net equity transactions..........     5,483,407      (9,813,632)   (1,693,828)     7,033,900    (2,592,411)    (2,597,258)
                                          ------------   -------------   -----------   ------------   -----------   ------------
          Net change in contract owners'
            equity......................    12,446,808     (15,141,962)   11,204,306     (5,795,214)    7,690,567    (19,131,883)
Contract owners' equity:
  Beginning of period...................    19,126,844      34,268,806    45,660,711     51,455,925    30,640,443     49,772,326
                                          ------------   -------------   -----------   ------------   -----------   ------------
  End of period.........................  $ 31,573,652   $  19,126,844   $56,865,017   $ 45,660,711   $38,331,010   $ 30,640,443
                                          ============   =============   ===========   ============   ===========   ============
Change in units:
  Beginning units.......................     1,928,891       2,947,513     3,432,238      2,921,695     3,256,290      3,313,935
                                          ------------   -------------   -----------   ------------   -----------   ------------
  Units purchased.......................     7,508,611      12,670,485       693,299      1,695,910       447,757        815,134
  Units redeemed........................    (6,609,081)    (13,689,107)     (792,425)    (1,185,367)     (596,536)      (872,779)
                                          ------------   -------------   -----------   ------------   -----------   ------------
  Ending units..........................     2,828,421       1,928,891     3,333,112      3,432,238     3,107,511      3,256,290
                                          ============   =============   ===========   ============   ===========   ============

                                           OHIO NATIONAL FUND, INC.
                                          --------------------------
                                                INTERNATIONAL
                                                SMALL COMPANY
                                                  SUBACCOUNT
                                          --------------------------
                                             2003           2002
                                          -----------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $   (71,038)  $    (88,281)
  Reinvested capital gains..............            0              0
  Realized gain (loss)..................      160,424        (31,790)
  Unrealized gain (loss)................    2,981,649       (672,207)
                                          -----------   ------------
       Net increase (decrease) in
          contract owners' equity from
          operations....................    3,071,035       (792,278)
                                          -----------   ------------
Equity transactions:
  Contract purchase payments (note 1)...      425,157        328,239
  Transfers from fixed & other
     subaccounts........................    3,609,045     62,015,391
  Withdrawals, surrenders & contract
     charges (note 3)...................     (507,960)      (451,547)
  Annuity & death benefit payments......      (60,915)       (59,226)
  Transfers to fixed & other
     subaccounts........................   (2,994,406)   (62,734,219)
                                          -----------   ------------
       Net equity transactions..........      470,921       (901,362)
                                          -----------   ------------
          Net change in contract owners'
            equity......................    3,541,956     (1,693,640)
Contract owners' equity:
  Beginning of period...................    5,882,267      7,575,907
                                          -----------   ------------
  End of period.........................  $ 9,424,223   $  5,882,267
                                          ===========   ============
Change in units:
  Beginning units.......................      737,136        779,360
                                          -----------   ------------
  Units purchased.......................      518,727      8,100,391
  Units redeemed........................     (448,453)    (8,142,615)
                                          -----------   ------------
  Ending units..........................      807,410        737,136
                                          ===========   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                         OHIO NATIONAL FUND, INC.
                                             ---------------------------------------------------------------------------------
                                                 AGGRESSIVE GROWTH           SMALL CAP GROWTH          MID CAP OPPORTUNITY
                                                    SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             -------------------------   ------------------------   --------------------------
                                                2003          2002          2003         2002          2003           2002
                                             -----------   -----------   ----------   -----------   -----------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $   (53,606)  $   (66,300)  $  (53,866)  $   (57,345)  $  (415,320)  $   (472,963)
  Reinvested capital gains.................            0             0            0             0             0              0
  Realized loss............................   (1,592,969)   (1,314,739)    (843,630)   (2,123,601)   (1,984,023)    (3,509,693)
  Unrealized gain (loss)...................    2,784,412      (464,932)   2,580,226       338,629    15,737,626     (9,143,690)
                                             -----------   -----------   ----------   -----------   -----------   ------------
       Net increase (decrease) in contract
          owners' equity from operations...    1,137,837    (1,845,971)   1,682,730    (1,842,317)   13,338,283    (13,126,346)
                                             -----------   -----------   ----------   -----------   -----------   ------------
Equity transactions:
  Contract purchase payments (note 1)......      221,292       289,908      408,750       360,046     1,523,581      1,470,451
  Transfers from fixed & other
     subaccounts...........................    1,048,421       630,776    1,040,675       873,848     3,364,398      3,442,756
  Withdrawals, surrenders & contract
     charges (note 3)......................     (335,758)     (312,828)    (304,955)     (443,168)   (2,615,094)    (2,379,204)
  Annuity & death benefit payments.........      (59,278)      (74,113)     (41,031)      (22,456)     (523,151)      (560,497)
  Transfers to fixed & other subaccounts...   (1,426,261)   (1,323,535)    (693,416)   (1,483,772)   (3,805,060)    (7,219,990)
                                             -----------   -----------   ----------   -----------   -----------   ------------
       Net equity transactions.............     (551,584)     (789,792)     410,023      (715,502)   (2,055,326)    (5,246,484)
                                             -----------   -----------   ----------   -----------   -----------   ------------
          Net change in contract owners'
            equity.........................      586,253    (2,635,763)   2,092,753    (2,557,819)   11,282,957    (18,372,830)
Contract owners' equity:
  Beginning of period......................    4,183,506     6,819,269    3,916,101     6,473,920    32,150,251     50,523,081
                                             -----------   -----------   ----------   -----------   -----------   ------------
  End of period............................  $ 4,769,759   $ 4,183,506   $6,008,854   $ 3,916,101   $43,433,208   $ 32,150,251
                                             ===========   ===========   ==========   ===========   ===========   ============
Change in units:
  Beginning units..........................    1,029,948     1,202,295      715,278       826,723     2,976,285      3,437,140
                                             -----------   -----------   ----------   -----------   -----------   ------------
  Units purchased..........................      301,849       142,151      284,781       232,180       396,474        367,961
  Units redeemed...........................     (423,272)     (314,498)    (160,553)     (343,625)     (570,560)      (828,816)
                                             -----------   -----------   ----------   -----------   -----------   ------------
  Ending units.............................      908,525     1,029,948      839,506       715,278     2,802,199      2,976,285
                                             ===========   ===========   ==========   ===========   ===========   ============

                                              OHIO NATIONAL FUND, INC.
                                             ---------------------------
                                                    S&P 500 INDEX
                                                     SUBACCOUNT
                                             ---------------------------
                                                 2003           2002
                                             ------------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $    (31,628)  $   (119,855)
  Reinvested capital gains.................             0              0
  Realized loss............................    (7,005,932)    (6,675,129)
  Unrealized gain (loss)...................    25,810,599    (17,443,582)
                                             ------------   ------------
       Net increase (decrease) in contract
          owners' equity from operations...    18,773,039    (24,238,566)
                                             ------------   ------------
Equity transactions:
  Contract purchase payments (note 1)......     4,958,486      4,262,367
  Transfers from fixed & other
     subaccounts...........................    27,376,661     16,327,843
  Withdrawals, surrenders & contract
     charges (note 3)......................    (5,549,885)    (5,476,906)
  Annuity & death benefit payments.........    (1,194,295)    (1,464,518)
  Transfers to fixed & other subaccounts...   (22,000,172)   (19,624,817)
                                             ------------   ------------
       Net equity transactions.............     3,590,795     (5,976,031)
                                             ------------   ------------
          Net change in contract owners'
            equity.........................    22,363,834    (30,214,597)
Contract owners' equity:
  Beginning of period......................    71,840,196    102,054,793
                                             ------------   ------------
  End of period............................  $ 94,204,030   $ 71,840,196
                                             ============   ============
Change in units:
  Beginning units..........................     7,716,400      8,291,400
                                             ------------   ------------
  Units purchased..........................     3,470,638      1,824,036
  Units redeemed...........................    (3,016,777)    (2,399,036)
                                             ------------   ------------
  Ending units.............................     8,170,261      7,716,400
                                             ============   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                         OHIO NATIONAL FUND, INC.
                                               -----------------------------------------------------------------------------
                                                 SOCIAL AWARENESS              BLUE CHIP                 EQUITY INCOME
                                                SUBACCOUNT (NOTE 5)           SUBACCOUNT              SUBACCOUNT (NOTE 5)
                                               ---------------------   -------------------------   -------------------------
                                                 2003        2002         2003          2002          2003          2002
                                               ---------   ---------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $     742   $  (6,813)  $    13,433   $   (34,130)  $    11,768   $     2,517
  Reinvested capital gains...................          0           0             0             0             0             0
  Realized loss..............................   (505,456)    (76,007)     (151,499)     (234,665)   (3,133,200)     (505,507)
  Unrealized gain (loss).....................    530,458    (132,234)    4,372,034    (1,771,210)    3,398,509    (1,680,540)
                                               ---------   ---------   -----------   -----------   -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations.....     25,744    (215,054)    4,233,968    (2,040,005)      277,077    (2,183,530)
                                               ---------   ---------   -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)........      7,798      29,204     1,315,619       478,758       130,760       439,423
  Transfers from fixed & other subaccounts...        313       4,089    11,968,009     5,329,466       511,416     3,602,034
  Withdrawals, surrenders & contract charges
     (note 3)................................    (33,669)    (43,337)     (688,687)     (248,432)     (276,395)     (342,500)
  Annuity & death benefit payments...........       (686)     (2,708)     (238,395)     (140,572)      (83,550)     (214,076)
  Transfers to fixed & other subaccounts.....   (476,474)    (19,682)   (2,471,583)   (3,140,690)   (8,550,746)   (2,527,207)
                                               ---------   ---------   -----------   -----------   -----------   -----------
       Net equity transactions...............   (502,718)    (32,434)    9,884,963     2,278,530    (8,268,515)      957,674
                                               ---------   ---------   -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity...........................   (476,974)   (247,488)   14,118,931       238,525    (7,991,438)   (1,225,856)
Contract owners' equity:
  Beginning of period........................    476,974     724,462     8,545,112     8,306,587     7,991,438     9,217,294
                                               ---------   ---------   -----------   -----------   -----------   -----------
  End of period..............................  $       0   $ 476,974   $22,664,043   $ 8,545,112   $         0   $ 7,991,438
                                               =========   =========   ===========   ===========   ===========   ===========
Change in units:
  Beginning units............................     85,596      91,040     1,077,410       832,724     1,112,712     1,002,128
                                               ---------   ---------   -----------   -----------   -----------   -----------
  Units purchased............................      1,485       5,124     1,596,567       578,975        88,133       434,598
  Units redeemed.............................    (87,081)    (10,568)     (385,822)     (334,289)   (1,200,845)     (324,014)
                                               ---------   ---------   -----------   -----------   -----------   -----------
  Ending units...............................          0      85,596     2,288,155     1,077,410             0     1,112,712
                                               =========   =========   ===========   ===========   ===========   ===========

                                               OHIO NATIONAL FUND, INC.
                                               -------------------------
                                                   HIGH INCOME BOND
                                                      SUBACCOUNT
                                               -------------------------
                                                  2003          2002
                                               -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $ 1,214,891   $ 1,171,079
  Reinvested capital gains...................            0             0
  Realized loss..............................     (108,657)     (490,312)
  Unrealized gain (loss).....................    2,484,424      (390,070)
                                               -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations.....    3,590,658       290,697
                                               -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)........    2,449,467     2,113,682
  Transfers from fixed & other subaccounts...   10,834,471     9,269,010
  Withdrawals, surrenders & contract charges
     (note 3)................................     (871,642)     (467,242)
  Annuity & death benefit payments...........     (439,002)     (319,502)
  Transfers to fixed & other subaccounts.....   (7,781,632)   (6,408,117)
                                               -----------   -----------
       Net equity transactions...............    4,191,662     4,187,831
                                               -----------   -----------
          Net change in contract owners'
            equity...........................    7,782,320     4,478,528
Contract owners' equity:
  Beginning of period........................   15,075,652    10,597,124
                                               -----------   -----------
  End of period..............................  $22,857,972   $15,075,652
                                               ===========   ===========
Change in units:
  Beginning units............................    1,554,338     1,126,563
                                               -----------   -----------
  Units purchased............................    1,229,996     1,121,552
  Units redeemed.............................     (835,370)     (693,777)
                                               -----------   -----------
  Ending units...............................    1,948,964     1,554,338
                                               ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                  OHIO NATIONAL FUND, INC.
                                                   ------------------------------------------------------
                                                         CAPITAL GROWTH             NASDAQ-100 INDEX
                                                           SUBACCOUNT                  SUBACCOUNT
                                                   --------------------------   -------------------------
                                                      2003           2002          2003          2002
                                                   -----------   ------------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $  (221,434)  $   (289,242)  $   (85,003)  $   (63,423)
  Reinvested capital gains.......................            0              0             0             0
  Realized gain (loss)...........................   (1,053,675)    (5,263,349)     (199,527)   (2,508,428)
  Unrealized gain (loss).........................    6,815,018     (8,079,852)    2,655,734       (20,971)
                                                   -----------   ------------   -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations.........    5,539,909    (13,632,443)    2,371,204    (2,592,822)
                                                   -----------   ------------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)............      811,393        899,295       916,672     1,557,097
  Transfers from fixed & other subaccounts.......    2,848,937     51,937,476     6,175,861    10,127,943
  Withdrawals, surrenders & contract charges
     (note 3)....................................     (786,616)    (1,542,030)     (276,572)   (1,105,334)
  Annuity & death benefit payments...............     (330,067)      (290,747)      (56,548)      (47,407)
  Transfers to fixed & other subaccounts.........   (3,566,872)   (53,677,288)   (4,195,855)   (8,926,387)
                                                   -----------   ------------   -----------   -----------
       Net equity transactions...................   (1,023,225)    (2,673,294)    2,563,558     1,605,912
                                                   -----------   ------------   -----------   -----------
          Net change in contract owners'
            equity...............................    4,516,684    (16,305,737)    4,934,762      (986,910)
Contract owners' equity:
  Beginning of period............................   15,484,124     31,789,861     4,749,214     5,736,124
                                                   -----------   ------------   -----------   -----------
  End of period..................................  $20,000,808   $ 15,484,124   $ 9,683,976   $ 4,749,214
                                                   ===========   ============   ===========   ===========
Change in units:
  Beginning units................................    1,588,327      1,844,739     1,913,609     1,429,788
                                                   -----------   ------------   -----------   -----------
  Units purchased................................      301,158      2,489,345     2,277,751     3,297,293
  Units redeemed.................................     (412,600)    (2,745,757)   (1,517,698)   (2,813,472)
                                                   -----------   ------------   -----------   -----------
  Ending units...................................    1,476,885      1,588,327     2,673,662     1,913,609
                                                   ===========   ============   ===========   ===========

                                                              OHIO NATIONAL FUND, INC.
                                                   ----------------------------------------------
                                                          BRISTOL              BRYTON GROWTH
                                                        SUBACCOUNT               SUBACCOUNT
                                                   ---------------------   ----------------------
                                                      2003      2002(A)       2003       2002(A)
                                                   ----------   --------   ----------   ---------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $   (3,651)  $ (1,140)  $  (10,038)  $  (1,830)
  Reinvested capital gains.......................           0          0            0           0
  Realized gain (loss)...........................      15,009     (2,487)      11,526     (18,857)
  Unrealized gain (loss).........................     164,566     (7,200)     214,249     (20,404)
                                                   ----------   --------   ----------   ---------
       Net increase (decrease) in contract
          owners' equity from operations.........     175,924    (10,827)     215,737     (41,091)
                                                   ----------   --------   ----------   ---------
Equity transactions:
  Contract purchase payments (note 1)............      83,327     52,510      321,465      41,016
  Transfers from fixed & other subaccounts.......     941,296    337,447      614,537     519,621
  Withdrawals, surrenders & contract charges
     (note 3)....................................     (12,242)    (2,531)     (15,026)     (3,033)
  Annuity & death benefit payments...............        (485)       (24)      (1,600)       (579)
  Transfers to fixed & other subaccounts.........    (152,379)   (41,996)    (167,046)   (107,052)
                                                   ----------   --------   ----------   ---------
       Net equity transactions...................     859,517    345,406      752,330     449,973
                                                   ----------   --------   ----------   ---------
          Net change in contract owners'
            equity...............................   1,035,441    334,579      968,067     408,882
Contract owners' equity:
  Beginning of period............................     334,579          0      408,882           0
                                                   ----------   --------   ----------   ---------
  End of period..................................  $1,370,020   $334,579   $1,376,949   $ 408,882
                                                   ==========   ========   ==========   =========
Change in units:
  Beginning units................................      42,688          0       59,917           0
                                                   ----------   --------   ----------   ---------
  Units purchased................................     106,740     45,136      109,859      73,511
  Units redeemed.................................     (15,666)    (2,448)     (19,041)    (13,594)
                                                   ----------   --------   ----------   ---------
  Ending units...................................     133,762     42,688      150,735      59,917
                                                   ==========   ========   ==========   =========

---------------

(a) Period from May 1, 2002, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                               DOW TARGET 10 PORTFOLIOS (NOTE 5)
                              ---------------------------------------------------------------------------------------------------
                                  FIRST QUARTER              FEBRUARY                    MARCH                SECOND QUARTER
                                   SUBACCOUNT               SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                              ---------------------   -----------------------   -----------------------   -----------------------
                                 2003        2002        2003         2002         2003         2002         2003         2002
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment activity...  $   33,360   $  8,298   $    1,369   $   32,531   $    1,127   $   27,425   $   34,745   $   29,627
  Reinvested capital
     gains..................           0          0            0            0            0       15,198            0            0
  Realized gain (loss)......      (2,652)   (19,641)    (132,556)     (26,585)    (176,448)     (29,743)       3,557      (33,148)
  Unrealized gain (loss)....     572,576    (52,220)     124,787     (152,557)     179,962     (156,032)     631,022      (64,449)
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations........     603,284    (63,563)      (6,400)    (146,611)       4,641     (143,152)     669,324      (67,970)
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments
     (note 1)...............       4,140      6,169       21,588        5,134        1,692       13,724       70,309       22,860
  Transfers from fixed &
     other subaccounts......   1,963,319     36,304       75,028      370,036      149,099      130,579    2,090,331      120,996
  Withdrawals, surrenders &
     contract charges (note
     3).....................     (92,553)   (40,088)     (33,385)    (122,991)      (7,066)     (43,516)     (47,739)    (377,554)
  Annuity & death benefit
     payments...............     (16,207)    (6,979)      (6,525)     (17,140)      (6,296)      (6,656)     (26,104)     (12,779)
  Transfers to fixed & other
     subaccounts............     (91,945)  (101,394)    (903,010)    (400,959)    (978,975)    (122,631)    (137,745)    (210,218)
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
       Net equity
          transactions......   1,766,754   (105,988)    (846,304)    (165,920)    (841,546)     (28,500)   1,949,052     (456,695)
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
          Net change in
            contract owners'
            equity..........   2,370,038   (169,551)    (852,704)    (312,531)    (836,905)    (171,652)   2,618,376     (524,665)
Contract owners' equity:
  Beginning of period.......     376,377    545,928      852,704    1,165,235      836,905    1,008,557      731,599    1,256,264
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
  End of period.............  $2,746,415   $376,377   $        0   $  852,704   $        0   $  836,905   $3,349,975   $  731,599
                              ==========   ========   ==========   ==========   ==========   ==========   ==========   ==========
Change in units:
  Beginning units...........      43,762     55,876       92,740      112,321       95,330      101,297       79,755      126,207
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased...........     237,655      4,132       10,294       34,779       17,438       11,986      229,706       13,009
  Units redeemed............     (22,046)   (16,246)    (103,034)     (54,360)    (112,768)     (17,953)     (21,010)     (59,461)
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units..............     259,371     43,762            0       92,740            0       95,330      288,451       79,755
                              ==========   ========   ==========   ==========   ==========   ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                 ------------------------------------------------------------------------------------------------
                                          MAY                      JUNE                 THIRD QUARTER               AUGUST
                                      SUBACCOUNT                SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                 ---------------------   ------------------------   ----------------------   --------------------
                                   2003        2002         2003          2002         2003        2002        2003        2002
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
Increase (decrease) in contract
  owners' equity from
  operations:
  Net investment activity......  $     806   $  19,975   $       944   $   21,094   $   35,673   $  12,604   $     716   $  9,510
  Reinvested capital gains.....          0           0             0            0            0           0           0          0
  Realized loss................   (105,823)     (9,146)     (204,374)     (35,953)      (4,754)    (27,711)   (139,905)   (26,492)
  Unrealized gain (loss).......    103,915    (101,017)      186,466     (121,493)     519,873     (81,911)    126,667    (42,010)
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
       Net increase (decrease)
          in contract owners'
          equity from
          operations...........     (1,102)    (90,188)      (16,964)    (136,352)     550,792     (97,018)    (12,522)   (58,992)
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
Equity transactions:
  Contract purchase payments
     (note 1)..................          0      89,721             0      118,209      260,282      15,617           0      8,688
  Transfers from fixed & other
     subaccounts...............        712      76,468         2,326      582,758    1,622,322     214,472       1,425    132,301
  Withdrawals, surrenders &
     contract charges (note
     3)........................     (2,008)   (106,950)      (21,103)     (87,818)     (40,711)    (67,804)    (22,985)   (87,955)
  Annuity & death benefit
     payments..................     (5,132)    (15,326)       (7,573)     (14,757)     (28,778)     (4,635)     (5,418)    (6,038)
  Transfers to fixed & other
     subaccounts...............   (745,887)   (105,510)   (1,013,486)    (345,112)    (137,334)   (167,238)   (603,219)   (78,310)
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
       Net equity
          transactions.........   (752,315)    (61,597)   (1,039,836)     253,280    1,675,781      (9,588)   (630,197)   (31,314)
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
          Net change in
            contract owners'
            equity.............   (753,417)   (151,785)   (1,056,800)     116,928    2,226,573    (106,606)   (642,719)   (90,306)
Contract owners' equity:
  Beginning of period..........    753,417     905,202     1,056,800      939,872      973,603   1,080,209     642,719    733,025
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
  End of period................  $       0   $ 753,417   $         0   $1,056,800   $3,200,176   $ 973,603   $       0   $642,719
                                 =========   =========   ===========   ==========   ==========   =========   =========   ========
Change in units:
  Beginning units..............     90,215      98,921       131,297      106,385      123,212     124,039      80,186     84,677
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
  Units purchased..............         64      16,095           280       55,094      228,893      25,969         176     16,274
  Units redeemed...............    (90,279)    (24,801)     (131,577)     (30,182)     (23,490)    (26,796)    (80,362)   (20,765)
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
  Ending units.................          0      90,215             0      131,297      328,615     123,212           0     80,186
                                 =========   =========   ===========   ==========   ==========   =========   =========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                  DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                     --------------------------------------------------------------------------------------------
                                           SEPTEMBER             FOURTH QUARTER             NOVEMBER               DECEMBER
                                          SUBACCOUNT               SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                     ---------------------   ----------------------   --------------------   --------------------
                                       2003        2002         2003        2002        2003        2002       2003        2002
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $     622   $   9,019   $   20,926   $   7,121   $   1,059   $  7,381   $     724   $  5,140
  Reinvested capital gains.........          0           0            0           0           0          0           0          0
  Realized gain (loss).............   (114,850)    (32,931)       8,619      (4,174)   (126,404)   (22,038)    (90,756)   (15,640)
  Unrealized gain (loss)...........    120,062     (37,660)     375,752     (38,771)    127,309    (83,220)     74,182    (61,194)
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
       Net increase (decrease) in
          contract owners' equity
          from operations..........      5,834     (61,572)     405,297     (35,824)      1,964    (97,877)    (15,850)   (71,694)
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
Equity transactions:
  Contract purchase payments (note
     1)............................          0       5,550      220,950       1,992         (45)     2,146         (15)     6,181
  Transfers from fixed & other
     subaccounts...................     43,709      73,606    1,584,473      97,916       7,182     99,701       7,158     73,841
  Withdrawals, surrenders &
     contract charges (note 3).....     (9,136)    (64,850)     (27,780)    (74,119)     (6,734)   (37,144)    (10,482)   (15,255)
  Annuity & death benefit
     payments......................     (5,333)     (4,247)     (48,579)    (14,158)     (6,406)    (4,708)     (5,218)   (20,177)
  Transfers to fixed & other
     subaccounts...................   (658,413)   (118,554)    (215,651)    (95,189)   (603,654)   (60,365)   (380,029)   (62,319)
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
       Net equity transactions.....   (629,173)   (108,495)   1,513,413     (83,558)   (609,657)      (370)   (388,586)   (17,729)
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
          Net change in contract
            owners' equity.........   (623,339)   (170,067)   1,918,710    (119,382)   (607,693)   (98,247)   (404,436)   (89,423)
Contract owners' equity:
  Beginning of period..............    623,339     793,406      621,410     740,792     607,693    705,940     404,436    493,859
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
  End of period....................  $       0   $ 623,339   $2,540,120   $ 621,410   $       0   $607,693   $       0   $404,436
                                     =========   =========   ==========   =========   =========   ========   =========   ========
Change in units:
  Beginning units..................     80,026      92,774       68,961      76,539      77,145     76,920      49,256     51,286
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
  Units purchased..................        382      10,472      189,956      11,450           0     12,772          (2)     9,067
  Units redeemed...................    (80,408)    (23,220)     (28,836)    (19,028)    (77,145)   (12,547)    (49,254)   (11,097)
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
  Ending units.....................          0      80,026      230,081      68,961           0     77,145           0     49,256
                                     =========   =========   ==========   =========   =========   ========   =========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                     DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                          ---------------------------------------------------------------------------------------
                                             FIRST QUARTER            FEBRUARY                MARCH             SECOND QUARTER
                                              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          -------------------   --------------------   --------------------   -------------------
                                            2003       2002       2003        2002       2003        2002       2003       2002
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $  4,957   $  2,525   $     167   $  2,188   $     190   $  3,580   $  3,283   $  1,609
  Reinvested capital gains..............    26,258          0           0        632           0        862          0          0
  Realized gain (loss)..................     8,082    (12,721)     (6,170)       133     (34,551)    (9,326)       254     (1,310)
  Unrealized gain (loss)................    62,668    (23,424)     11,955    (17,879)     38,313    (20,610)    65,623    (11,772)
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
       Net increase (decrease) in
          contract owners' equity from
          operations....................   101,965    (33,620)      5,952    (14,926)      3,952    (25,494)    69,160    (11,473)
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
Equity transactions:
  Contract purchase payments (note 1)...        30     26,334          30     11,315          30      9,881         90      1,068
  Transfers from fixed & other
     subaccounts........................   399,138     51,944      45,747     44,423      39,588     69,350    329,169     20,194
  Withdrawals, surrenders & contract
     charges (note 3)...................   (11,949)    (2,465)     (4,742)    (5,749)       (925)   (11,545)    (5,914)    (1,974)
  Annuity & death benefit payments......    (3,852)      (360)       (931)    (2,976)       (255)    (2,374)    (4,336)      (189)
  Transfers to fixed & other
     subaccounts........................   (94,448)   (59,152)   (189,093)   (32,824)   (185,087)   (30,391)   (54,469)    (5,130)
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
       Net equity transactions..........   288,919     16,301    (148,989)    14,189    (146,649)    34,921    264,540     13,969
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
          Net change in contract owners'
            equity......................   390,884    (17,319)   (143,037)      (737)   (142,697)     9,427    333,700      2,496
Contract owners' equity:
  Beginning of period...................   119,803    137,122     143,037    143,774     142,697    133,270     93,151     90,655
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
  End of period.........................  $510,687   $119,803   $       0   $143,037   $       0   $142,697   $426,851   $ 93,151
                                          ========   ========   =========   ========   =========   ========   ========   ========
Change in units:
  Beginning units.......................    13,055     12,880      13,400     12,289      12,475     10,486      9,609      8,344
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
  Units purchased.......................    44,815      7,418       4,527      4,657       3,727      5,782     32,490      2,026
  Units redeemed........................   (10,720)    (7,243)    (17,927)    (3,546)    (16,202)    (3,793)    (5,870)      (761)
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
  Ending units..........................    47,150     13,055           0     13,400           0     12,475     36,229      9,609
                                          ========   ========   =========   ========   =========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                     DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                         ----------------------------------------------------------------------------------------
                                                 MAY                   JUNE              THIRD QUARTER              AUGUST
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         -------------------   --------------------   --------------------   --------------------
                                           2003       2002       2003       2002        2003        2002       2003        2002
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $    (70)  $  1,683   $    (84)  $   1,568   $   8,483   $  2,756   $    (118)  $  1,401
  Reinvested capital gains.............         0          0          0           0      11,161          0           0          0
  Realized gain (loss).................   (30,492)    (4,560)   (31,289)    (34,556)        195    (36,741)    (25,964)    (6,128)
  Unrealized gain (loss)...............    31,370    (13,108)    29,499       8,639      38,459     17,704      22,621        913
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
       Net increase (decrease) in
          contract owners' equity from
          operations...................       808    (15,985)    (1,874)    (24,349)     58,298    (16,281)     (3,461)    (3,814)
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
Equity transactions:
  Contract purchase payments (note
     1)................................         0      1,129          0         117     136,991    189,682           0        118
  Transfers from fixed & other
     subaccounts.......................     1,322      9,779      1,416       8,999     487,467     23,949       1,387     64,159
  Withdrawals, surrenders & contract
     charges (note 3)..................    (2,972)   (11,227)    (1,737)     (1,924)    (27,442)      (926)     (3,593)    (4,514)
  Annuity & death benefit payments.....       (58)      (132)      (426)     (1,250)     (2,121)      (148)       (149)   (14,200)
  Transfers to fixed & other
     subaccounts.......................   (77,728)    (2,439)   (76,671)    (96,620)   (253,867)   (65,859)   (208,140)   (62,729)
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
       Net equity transactions.........   (79,436)    (2,890)   (77,418)    (90,678)    341,028    146,698    (210,495)   (17,166)
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
          Net change in contract
            owners' equity.............   (78,628)   (18,875)   (79,292)   (115,027)    399,326    130,417    (213,956)   (20,980)
Contract owners' equity:
  Beginning of period..................    78,628     97,503     79,292     194,319     238,487    108,070     213,956    234,936
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
  End of period........................  $      0   $ 78,628   $      0   $  79,292   $ 637,813   $238,487   $       0   $213,956
                                         ========   ========   ========   =========   =========   ========   =========   ========
Change in units:
  Beginning units......................     8,130      8,530      8,655      18,479      24,459      9,854      18,543     19,850
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
  Units purchased......................         0      1,020          0         971      61,591     21,409           3      3,337
  Units redeemed.......................    (8,130)    (1,420)    (8,655)    (10,795)    (27,757)    (6,804)    (18,546)    (4,644)
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
  Ending units.........................         0      8,130          0       8,655      58,293     24,459           0     18,543
                                         ========   ========   ========   =========   =========   ========   =========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                      DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                            -------------------------------------------------------------------------------------
                                                 SEPTEMBER          FOURTH QUARTER           NOVEMBER              DECEMBER
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -------------------   -------------------   -------------------   -------------------
                                              2003       2002       2003       2002       2003       2002       2003       2002
                                            --------   --------   --------   --------   --------   --------   --------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $    (50)  $  1,266   $  4,711   $  1,598   $    370   $  1,358   $    311   $  1,811
  Reinvested capital gains................         0          0      2,034          0          0          0          0          0
  Realized gain (loss)....................   (14,053)       (19)     4,701     (1,177)   (20,810)    (4,709)   (39,344)    (5,209)
  Unrealized gain (loss)..................    12,108    (13,107)    81,819     (9,253)    26,169    (16,692)    36,011    (31,885)
                                            --------   --------   --------   --------   --------   --------   --------   --------
       Net increase (decrease) in contract
          owners' equity from
          operations......................    (1,995)   (11,860)    93,265     (8,832)     5,729    (20,043)    (3,022)   (35,283)
                                            --------   --------   --------   --------   --------   --------   --------   --------
Equity transactions:
  Contract purchase payments (note 1).....         2        123    186,660        123          0        122          0      1,330
  Transfers from fixed & other
     subaccounts..........................     1,561     28,309    439,134     23,060      4,246     31,493      1,174     38,144
  Withdrawals, surrenders & contract
     charges (note 3).....................    (3,072)      (962)   (16,312)    (2,358)    (3,760)   (12,160)    (2,433)    (8,477)
  Annuity & death benefit payments........      (262)      (598)    (1,006)   (18,562)       (15)    (1,259)       (33)      (175)
  Transfers to fixed & other
     subaccounts..........................  (117,689)    (8,214)  (114,229)   (29,475)  (121,444)   (22,210)  (166,394)   (30,968)
                                            --------   --------   --------   --------   --------   --------   --------   --------
       Net equity transactions............  (119,460)    18,658    494,247    (27,212)  (120,973)    (4,014)  (167,686)      (146)
                                            --------   --------   --------   --------   --------   --------   --------   --------
          Net change in contract owners'
            equity........................  (121,455)     6,798    587,512    (36,044)  (115,244)   (24,057)  (170,708)   (35,429)
Contract owners' equity:
  Beginning of period.....................   121,455    114,657    138,612    174,656    115,244    139,301    170,708    206,137
                                            --------   --------   --------   --------   --------   --------   --------   --------
  End of period...........................  $      0   $121,455   $726,124   $138,612   $      0   $115,244   $      0   $170,708
                                            ========   ========   ========   ========   ========   ========   ========   ========
Change in units:
  Beginning units.........................    16,275     13,078     15,695     18,457     16,002     16,204     19,272     18,960
                                            --------   --------   --------   --------   --------   --------   --------   --------
  Units purchased.........................       107      4,208     68,531      2,835        416      4,023          0      4,282
  Units redeemed..........................   (16,382)    (1,011)   (13,417)    (5,597)   (16,418)    (4,225)   (19,272)    (3,970)
                                            --------   --------   --------   --------   --------   --------   --------   --------
  Ending units............................         0     16,275     70,809     15,695          0     16,002          0     19,272
                                            ========   ========   ========   ========   ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                                     ----------------------------------------------------------------------------
                                                            VIP GROWTH             VIP EQUITY INCOME        VIP HIGH INCOME BOND
                                                            SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                                     ------------------------   ------------------------   ----------------------
                                                        2003         2002          2003         2002         2003         2002
                                                     ----------   -----------   ----------   -----------   ---------   ----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................  $  (45,799)  $   (58,218)  $   26,527   $    26,674   $  59,865   $  101,967
  Reinvested capital gains.........................           0             0            0       122,630           0            0
  Realized loss....................................    (500,329)     (669,183)    (309,827)     (234,529)   (136,381)    (228,869)
  Unrealized gain (loss)...........................   1,777,024    (1,439,814)   1,228,104      (903,853)    295,851      138,312
                                                     ----------   -----------   ----------   -----------   ---------   ----------
       Net increase (decrease) in contract owners'
        equity from operations.....................   1,230,896    (2,167,215)     944,804      (989,078)    219,335       11,410
                                                     ----------   -----------   ----------   -----------   ---------   ----------
Equity transactions:
  Contract purchase payments (note 1)..............     111,945       148,938       49,465        99,572      11,561       11,289
  Transfers from fixed & other subaccounts.........     267,791       448,620      117,077        79,917      39,659       14,723
  Withdrawals, surrenders & contract charges (note
     3)............................................    (490,658)     (332,800)    (775,606)     (386,835)    (88,922)     (84,633)
  Annuity & death benefit payments.................     (49,520)      (56,582)     (60,168)     (122,238)    (22,480)      (7,520)
  Transfers to fixed & other subaccounts...........    (262,680)     (837,244)    (242,103)     (427,273)    (92,083)    (158,902)
                                                     ----------   -----------   ----------   -----------   ---------   ----------
       Net equity transactions.....................    (423,122)     (629,068)    (911,335)     (756,857)   (152,265)    (225,043)
                                                     ----------   -----------   ----------   -----------   ---------   ----------
          Net change in contract owners' equity....     807,774    (2,796,283)      33,469    (1,745,935)     67,070     (213,633)
Contract owners' equity:
  Beginning of period..............................   4,354,282     7,150,565    4,006,164     5,752,099     926,225    1,139,858
                                                     ----------   -----------   ----------   -----------   ---------   ----------
  End of period....................................  $5,162,056   $ 4,354,282   $4,039,633   $ 4,006,164   $ 993,295   $  926,225
                                                     ==========   ===========   ==========   ===========   =========   ==========
Change in units:
  Beginning units..................................     378,768       429,163      336,449       396,056     115,348      144,957
                                                     ----------   -----------   ----------   -----------   ---------   ----------
  Units purchased..................................      24,671        43,994       13,337        13,336       5,091        3,437
  Units redeemed...................................     (61,044)      (94,389)     (86,096)      (72,943)    (21,977)     (33,046)
                                                     ----------   -----------   ----------   -----------   ---------   ----------
  Ending units.....................................     342,395       378,768      263,690       336,449      98,462      115,348
                                                     ==========   ===========   ==========   ===========   =========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                  JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                            -------------------------------------------------------
                                                      GROWTH                INTERNATIONAL GROWTH
                                                    SUBACCOUNT                   SUBACCOUNT
                                            --------------------------   --------------------------
                                               2003           2002          2003           2002
                                            -----------   ------------   -----------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $  (278,001)  $   (427,652)  $    (4,305)  $    (30,529)
  Reinvested capital gains................            0              0             0              0
  Realized loss...........................   (5,184,414)    (9,132,169)     (228,727)      (518,075)
  Unrealized gain (loss)..................   11,548,159     (1,397,827)    1,327,250     (1,057,645)
                                            -----------   ------------   -----------   ------------
       Net increase (decrease) in contract
          owners' equity from
          operations......................    6,085,744    (10,957,648)    1,094,218     (1,606,249)
                                            -----------   ------------   -----------   ------------
Equity transactions:
  Contract purchase payments (note 1).....      251,901        358,652        23,792         38,062
  Transfers from fixed & other
     subaccounts..........................    1,305,132      1,979,358     1,800,723     25,857,722
  Withdrawals, surrenders & contract
     charges (note 3).....................   (1,513,144)    (2,490,442)     (162,149)      (436,690)
  Annuity & death benefit payments........     (543,230)      (579,143)      (68,587)       (78,306)
  Transfers to fixed & other
     subaccounts..........................   (4,773,025)    (8,769,070)   (2,264,593)   (27,192,964)
                                            -----------   ------------   -----------   ------------
       Net equity transactions............   (5,272,366)    (9,500,645)     (670,814)    (1,812,176)
                                            -----------   ------------   -----------   ------------
          Net change in contract owners'
            equity........................      813,378    (20,458,293)      423,404     (3,418,425)
Contract owners' equity:
  Beginning of period.....................   23,322,315     43,780,608     3,904,449      7,322,874
                                            -----------   ------------   -----------   ------------
  End of period...........................  $24,135,693   $ 23,322,315   $ 4,327,853   $  3,904,449
                                            ===========   ============   ===========   ============
Change in units:
  Beginning units.........................    3,301,205      4,478,626       475,955        645,738
                                            -----------   ------------   -----------   ------------
  Units purchased.........................      161,563        229,692       200,256      2,281,620
  Units redeemed..........................     (831,885)    (1,407,113)     (279,875)    (2,451,403)
                                            -----------   ------------   -----------   ------------
  Ending units............................    2,630,883      3,301,205       396,336        475,955
                                            ===========   ============   ===========   ============

                                                  JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                            -------------------------------------------------------
                                                 WORLDWIDE GROWTH                 BALANCED
                                                    SUBACCOUNT                   SUBACCOUNT
                                            --------------------------   --------------------------
                                               2003           2002          2003           2002
                                            -----------   ------------   -----------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $   (28,382)  $   (103,442)  $   342,708   $    518,759
  Reinvested capital gains................            0              0             0              0
  Realized loss...........................   (2,728,392)    (5,751,556)   (1,772,850)    (2,292,096)
  Unrealized gain (loss)..................    5,893,223     (1,690,731)    6,109,039     (2,427,387)
                                            -----------   ------------   -----------   ------------
       Net increase (decrease) in contract
          owners' equity from
          operations......................    3,136,449     (7,545,729)    4,678,897     (4,200,724)
                                            -----------   ------------   -----------   ------------
Equity transactions:
  Contract purchase payments (note 1).....      158,545        339,303       294,226        378,685
  Transfers from fixed & other
     subaccounts..........................    1,121,647      8,909,378     3,549,949      4,634,770
  Withdrawals, surrenders & contract
     charges (note 3).....................   (1,010,838)    (1,695,164)   (2,746,128)    (3,283,360)
  Annuity & death benefit payments........     (306,144)      (366,284)   (1,151,025)    (1,141,466)
  Transfers to fixed & other
     subaccounts..........................   (4,022,185)   (13,491,218)   (8,166,488)   (10,425,630)
                                            -----------   ------------   -----------   ------------
       Net equity transactions............   (4,058,975)    (6,303,985)   (8,219,466)    (9,837,001)
                                            -----------   ------------   -----------   ------------
          Net change in contract owners'
            equity........................     (922,526)   (13,849,714)   (3,540,569)   (14,037,725)
Contract owners' equity:
  Beginning of period.....................   17,351,522     31,201,236    42,617,563     56,655,288
                                            -----------   ------------   -----------   ------------
  End of period...........................  $16,428,996   $ 17,351,522   $39,076,994   $ 42,617,563
                                            ===========   ============   ===========   ============
Change in units:
  Beginning units.........................    2,295,233      3,030,134     3,666,309      4,444,885
                                            -----------   ------------   -----------   ------------
  Units purchased.........................      121,029        925,437       277,401        419,174
  Units redeemed..........................     (637,636)    (1,660,338)     (952,431)    (1,197,750)
                                            -----------   ------------   -----------   ------------
  Ending units............................    1,778,626      2,295,233     2,991,279      3,666,309
                                            ===========   ============   ===========   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                                 --------------------------------------------------------------------------------
                                                          ALL CAP                  TOTAL RETURN                 INVESTORS
                                                        SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                                 -------------------------   ------------------------   -------------------------
                                                    2003          2002          2003         2002          2003          2002
                                                 -----------   -----------   ----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (119,616)  $   (84,736)  $   24,002   $    14,154   $     7,645   $    (1,801)
  Reinvested capital gains.....................            0             0       82,640             0             0             0
  Realized loss................................     (336,880)     (392,528)     (46,425)      (47,872)     (385,605)     (253,887)
  Unrealized gain (loss).......................    3,771,906    (2,756,506)     811,825      (422,266)    1,601,706    (1,142,286)
                                                 -----------   -----------   ----------   -----------   -----------   -----------
       Net increase (decrease) in contract
        owners' equity from operations.........    3,315,410    (3,233,770)     872,042      (455,984)    1,223,746    (1,397,974)
                                                 -----------   -----------   ----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)..........      674,822       777,046      348,204       259,076       201,437       388,622
  Transfers from fixed & other subaccounts.....    2,708,642     6,573,788    1,544,757     2,627,713     1,867,639     2,928,196
  Withdrawals, surrenders & contract charges
     (note 3)..................................     (353,949)     (304,205)    (249,863)     (271,774)     (377,669)     (184,723)
  Annuity & death benefit payments.............     (320,968)     (160,403)    (157,047)      (83,596)     (125,813)     (117,942)
  Transfers to fixed & other subaccounts.......   (2,520,766)   (3,549,800)    (777,323)   (1,232,166)   (1,695,433)   (1,352,441)
                                                 -----------   -----------   ----------   -----------   -----------   -----------
       Net equity transactions.................      187,781     3,336,426      708,728     1,299,253      (129,839)    1,661,712
                                                 -----------   -----------   ----------   -----------   -----------   -----------
          Net change in contract owners'
            equity.............................    3,503,191       102,656    1,580,770       843,269     1,093,907       263,738
Contract owners' equity:
  Beginning of period..........................    9,458,962     9,356,306    5,559,093     4,715,824     4,624,106     4,360,368
                                                 -----------   -----------   ----------   -----------   -----------   -----------
  End of period................................  $12,962,153   $ 9,458,962   $7,139,863   $ 5,559,093   $ 5,718,013   $ 4,624,106
                                                 ===========   ===========   ==========   ===========   ===========   ===========
Change in units:
  Beginning units..............................      839,611       611,461      583,466       454,654       507,595       363,465
                                                 -----------   -----------   ----------   -----------   -----------   -----------
  Units purchased..............................      251,281       492,619      168,253       269,409       194,194       287,854
  Units redeemed...............................     (250,481)     (264,469)     (96,200)     (140,597)     (221,260)     (143,724)
                                                 -----------   -----------   ----------   -----------   -----------   -----------
  Ending units.................................      840,411       839,611      655,519       583,466       480,529       507,595
                                                 ===========   ===========   ==========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                      STRONG VARIABLE INSURANCE FUNDS, INC.
                                                 --------------------------------------------------------------------------------
                                                      OPPORTUNITY II           MULTI CAP VALUE II          MID-CAP GROWTH II
                                                        SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                                 -------------------------   -----------------------   --------------------------
                                                    2003          2002          2003         2002         2003           2002
                                                 -----------   -----------   ----------   ----------   -----------   ------------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (233,749)  $  (178,089)  $  (17,171)  $  (19,146)  $  (270,981)  $   (343,536)
  Reinvested capital gains.....................            0       369,952            0       95,413             0              0
  Realized loss................................   (1,029,809)   (1,245,696)     (46,496)     (87,386)   (3,395,028)    (7,487,627)
  Unrealized gain (loss).......................    7,062,648    (5,656,393)     519,228     (536,473)    9,383,835     (5,534,428)
                                                 -----------   -----------   ----------   ----------   -----------   ------------
       Net increase (decrease) in contract
        owners' equity from operations.........    5,799,090    (6,710,226)     455,561     (547,592)    5,717,826    (13,365,591)
                                                 -----------   -----------   ----------   ----------   -----------   ------------
Equity transactions:
  Contract purchase payments (note 1)..........    1,020,540     1,057,318       12,937       18,831       923,479        587,127
  Transfers from fixed & other subaccounts.....    2,456,678     8,766,957      130,624      236,374     1,940,064      4,385,462
  Withdrawals, surrenders & contract charges
     (note 3)..................................     (687,983)     (697,629)     (73,021)     (90,170)     (816,290)    (1,139,389)
  Annuity & death benefit payments.............     (267,616)     (264,793)     (26,768)     (27,541)     (312,304)      (443,461)
  Transfers to fixed & other subaccounts.......   (3,104,476)   (5,750,114)    (229,760)    (862,488)   (3,326,219)    (7,976,503)
                                                 -----------   -----------   ----------   ----------   -----------   ------------
       Net equity transactions.................     (582,857)    3,111,739     (185,988)    (724,994)   (1,591,270)    (4,586,764)
                                                 -----------   -----------   ----------   ----------   -----------   ------------
          Net change in contract owners'
            equity.............................    5,216,233    (3,598,487)     269,573   (1,272,586)    4,126,556    (17,952,355)
Contract owners' equity:
  Beginning of period..........................   17,044,409    20,642,896    1,347,836    2,620,422    18,256,109     36,208,464
                                                 -----------   -----------   ----------   ----------   -----------   ------------
  End of period................................  $22,260,642   $17,044,409   $1,617,409   $1,347,836   $22,382,665   $ 18,256,109
                                                 ===========   ===========   ==========   ==========   ===========   ============
Change in units:
  Beginning units..............................    1,876,071     1,639,954      177,660      260,001     2,498,329      3,042,656
                                                 -----------   -----------   ----------   ----------   -----------   ------------
  Units purchased..............................      317,735       782,723       16,739       21,760       328,665        426,078
  Units redeemed...............................     (380,643)     (546,606)     (38,686)    (104,101)     (508,820)      (970,405)
                                                 -----------   -----------   ----------   ----------   -----------   ------------
  Ending units.................................    1,813,163     1,876,071      155,713      177,660     2,318,174      2,498,329
                                                 ===========   ===========   ==========   ==========   ===========   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                    VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I
                                                   ------------------------------------------------------
                                                    CORE PLUS FIXED INCOME          US REAL ESTATE
                                                          SUBACCOUNT                  SUBACCOUNT
                                                   ------------------------   ---------------------------
                                                      2003          2002          2003           2002
                                                   -----------   ----------   -------------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $   (61,971)  $   97,732   $    (218,873)  $   472,029
  Reinvested capital gains.......................       35,612       48,190               0       287,880
  Realized gain (loss)...........................      123,464       66,593       3,760,370        55,722
  Unrealized gain (loss).........................       63,766       57,333       1,165,377      (899,155)
                                                   -----------   ----------   -------------   -----------
       Net increase (decrease) in contract
          owners' equity from operations.........      160,871      269,848       4,706,874       (83,524)
                                                   -----------   ----------   -------------   -----------
Equity transactions:
  Contract purchase payments (note 1)............      541,776        8,683         154,426        20,663
  Transfers from fixed & other subaccounts.......    2,680,143      550,669     154,483,496    15,559,448
  Withdrawals, surrenders & contract charges
     (note 3)....................................     (235,028)    (292,555)       (116,896)     (193,559)
  Annuity & death benefit payments...............     (238,835)     (80,714)        (15,000)       (9,096)
  Transfers to fixed & other subaccounts.........   (2,747,518)    (843,005)   (171,619,309)     (821,807)
                                                   -----------   ----------   -------------   -----------
       Net equity transactions...................          538     (656,922)    (17,113,283)   14,555,649
                                                   -----------   ----------   -------------   -----------
          Net change in contract owners'
            equity...............................      161,409     (387,074)    (12,406,409)   14,472,125
Contract owners' equity:
  Beginning of period............................    4,534,178    4,921,252      16,036,661     1,564,536
                                                   -----------   ----------   -------------   -----------
  End of period..................................  $ 4,695,587   $4,534,178   $   3,630,252   $16,036,661
                                                   ===========   ==========   =============   ===========
Change in units:
  Beginning units................................      356,945      410,238       1,361,735       126,362
                                                   -----------   ----------   -------------   -----------
  Units purchased................................      221,789       45,044      12,370,786     1,318,771
  Units redeemed.................................     (220,440)     (98,337)    (13,514,605)      (83,398)
                                                   -----------   ----------   -------------   -----------
  Ending units...................................      358,294      356,945         217,916     1,361,735
                                                   ===========   ==========   =============   ===========

                                                   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I
                                                   -----------------------------------------------
                                                            VALUE            EMERGING MARKET DEBT
                                                         SUBACCOUNT               SUBACCOUNT
                                                   -----------------------   ---------------------
                                                      2003         2002        2003        2002
                                                   ----------   ----------   ---------   ---------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $  (12,034)  $   (4,639)  $ (2,690)   $ 12,299
  Reinvested capital gains.......................           0            0          0           0
  Realized gain (loss)...........................     (13,316)      (9,026)    13,934        (321)
  Unrealized gain (loss).........................     284,398     (266,557)    38,683       3,279
                                                   ----------   ----------   --------    --------
       Net increase (decrease) in contract
          owners' equity from operations.........     259,048     (280,222)    49,927      15,257
                                                   ----------   ----------   --------    --------
Equity transactions:
  Contract purchase payments (note 1)............           0          858          0           0
  Transfers from fixed & other subaccounts.......     154,993       74,746     26,233      47,876
  Withdrawals, surrenders & contract charges
     (note 3)....................................     (95,161)     (54,782)    (3,319)    (26,332)
  Annuity & death benefit payments...............      (6,736)      (6,064)    (2,464)       (285)
  Transfers to fixed & other subaccounts.........    (121,145)    (180,792)   (91,820)    (41,743)
                                                   ----------   ----------   --------    --------
       Net equity transactions...................     (68,049)    (166,034)   (71,370)    (20,484)
                                                   ----------   ----------   --------    --------
          Net change in contract owners'
            equity...............................     190,999     (446,256)   (21,443)     (5,227)
Contract owners' equity:
  Beginning of period............................     821,286    1,267,542    203,740     208,967
                                                   ----------   ----------   --------    --------
  End of period..................................  $1,012,285   $  821,286   $182,297    $203,740
                                                   ==========   ==========   ========    ========
Change in units:
  Beginning units................................     100,850      119,523     18,389      20,340
                                                   ----------   ----------   --------    --------
  Units purchased................................      18,056        7,126      2,207       4,521
  Units redeemed.................................     (25,017)     (25,799)    (7,487)     (6,472)
                                                   ----------   ----------   --------    --------
  Ending units...................................      93,889      100,850     13,109      18,389
                                                   ==========   ==========   ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                              GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                 ------------------------------------------------------------------------------------------------
                                      GROWTH & INCOME             CORE US EQUITY        GLOBAL INCOME        CAPITAL GROWTH
                                        SUBACCOUNT                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                 -------------------------   ------------------------   -------------   -------------------------
                                    2003          2002          2003         2002           2002           2003          2002
                                 -----------   -----------   ----------   -----------   -------------   -----------   -----------
Increase (decrease) in contract
  owners' equity from
  operations:
  Net investment activity......  $    13,075   $    15,062   $  (26,831)  $   (54,924)   $   (13,776)   $   (55,955)  $   (65,596)
  Reinvested capital gains.....            0             0            0             0              0              0             0
  Realized loss................     (150,591)     (266,289)    (302,742)     (535,075)       (96,125)      (451,583)     (567,967)
  Unrealized gain (loss).......    1,701,504      (632,528)   2,071,612    (1,356,780)        98,718      1,593,015    (1,147,583)
                                 -----------   -----------   ----------   -----------    -----------    -----------   -----------
       Net increase (decrease)
          in contract owners'
          equity from
          operations...........    1,563,988      (883,755)   1,742,039    (1,946,779)       (11,183)     1,085,477    (1,781,146)
                                 -----------   -----------   ----------   -----------    -----------    -----------   -----------
Equity transactions:
  Contract purchase payments
     (note 1)..................    1,102,704       415,874    1,026,908        89,081         68,000        597,347       355,655
  Transfers from fixed & other
     subaccounts...............    2,422,622     3,947,503    2,501,453     1,657,379        971,946      1,501,696     1,955,032
  Withdrawals, surrenders &
     contract charges (note
     3)........................     (293,073)     (371,050)    (326,950)     (229,269)       (51,125)      (193,407)     (435,483)
  Annuity & death benefit
     payments..................     (129,679)     (116,950)    (158,453)     (116,960)       (52,087)      (140,425)     (110,783)
  Transfers to fixed & other
     subaccounts...............   (1,451,951)   (2,601,881)    (878,774)   (1,763,999)    (4,706,549)    (1,489,036)   (1,690,567)
                                 -----------   -----------   ----------   -----------    -----------    -----------   -----------
       Net equity
          transactions.........    1,650,623     1,273,496    2,164,184      (363,768)    (3,769,815)       276,175        73,854
                                 -----------   -----------   ----------   -----------    -----------    -----------   -----------
          Net change in
            contract owners'
            equity.............    3,214,611       389,741    3,906,223    (2,310,547)    (3,780,998)     1,361,652    (1,707,292)
Contract owners' equity:
  Beginning of period..........    5,999,053     5,609,312    5,953,506     8,264,053      3,780,998      5,026,527     6,733,819
                                 -----------   -----------   ----------   -----------    -----------    -----------   -----------
  End of period................  $ 9,213,664   $ 5,999,053   $9,859,729   $ 5,953,506    $         0    $ 6,388,179   $ 5,026,527
                                 ===========   ===========   ==========   ===========    ===========    ===========   ===========
Change in units:
  Beginning units..............      880,191       718,964      801,897       857,900        329,066        635,091       631,648
                                 -----------   -----------   ----------   -----------    -----------    -----------   -----------
  Units purchased..............      462,708       514,490      399,188       183,952         46,912        223,127       211,929
  Units redeemed...............     (240,429)     (353,263)    (162,211)     (239,955)      (375,978)      (199,241)     (208,486)
                                 -----------   -----------   ----------   -----------    -----------    -----------   -----------
  Ending units.................    1,102,470       880,191    1,038,874       801,897              0        658,977       635,091
                                 ===========   ===========   ==========   ===========    ===========    ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                            LAZARD RETIREMENT SERIES INC.
                                                ------------------------------------------------------
                                                     EMERGING MARKET                SMALL CAP
                                                       SUBACCOUNT                   SUBACCOUNT
                                                -------------------------   --------------------------
                                                   2003          2002          2003           2002
                                                -----------   -----------   -----------   ------------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $   (53,347)  $   (17,497)  $  (234,443)  $   (170,789)
  Reinvested capital gains....................            0             0             0         64,394
  Realized gain (loss)........................      234,593        32,416      (141,372)      (263,503)
  Unrealized gain (loss)......................    1,689,097      (335,533)    6,121,516     (3,004,516)
                                                -----------   -----------   -----------   ------------
       Net increase (decrease) in contract
          owners' equity from operations......    1,870,343      (320,614)    5,745,701     (3,374,414)
                                                -----------   -----------   -----------   ------------
Equity transactions:
  Contract purchase payments (note 1).........      180,986     1,035,860     1,612,965      2,041,282
  Transfers from fixed & other subaccounts....    4,026,872     6,321,510     7,111,798     15,622,839
  Withdrawals, surrenders & contract charges
     (note 3).................................     (276,652)     (107,860)     (793,004)      (749,116)
  Annuity & death benefit payments............      (23,129)      (23,708)     (263,091)      (198,208)
  Transfers to fixed & other subaccounts......   (3,444,762)   (4,757,388)   (3,639,359)    (7,463,973)
                                                -----------   -----------   -----------   ------------
       Net equity transactions................      463,315     2,468,414     4,029,309      9,252,824
                                                -----------   -----------   -----------   ------------
          Net change in contract owners'
            equity............................    2,333,658     2,147,800     9,775,010      5,878,410
Contract owners' equity:
  Beginning of period.........................    3,953,456     1,805,656    14,553,702      8,675,292
                                                -----------   -----------   -----------   ------------
  End of period...............................  $ 6,287,114   $ 3,953,456   $24,328,712   $ 14,553,702
                                                ===========   ===========   ===========   ============
Change in units:
  Beginning units.............................      522,913       230,059     1,349,530        647,178
                                                -----------   -----------   -----------   ------------
  Units purchased.............................      456,007       882,649       708,722      1,336,879
  Units redeemed..............................     (427,671)     (589,795)     (384,173)      (634,527)
                                                -----------   -----------   -----------   ------------
  Ending units................................      551,249       522,913     1,674,079      1,349,530
                                                ===========   ===========   ===========   ============

                                                         THE PRUDENTIAL SERIES FUND, INC.
                                                ---------------------------------------------------
                                                 JENNISON 20/20 FOCUS             JENNISON
                                                      SUBACCOUNT                 SUBACCOUNT
                                                -----------------------   -------------------------
                                                   2003         2002         2003          2002
                                                ----------   ----------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  (28,441)  $  (16,065)  $   (68,090)  $   (71,775)
  Reinvested capital gains....................           0            0             0             0
  Realized gain (loss)........................     (12,629)     (63,036)     (474,085)     (655,266)
  Unrealized gain (loss)......................     693,470     (242,333)    1,781,415    (1,408,769)
                                                ----------   ----------   -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations......     652,400     (321,434)    1,239,240    (2,135,810)
                                                ----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).........   1,471,233      183,400       380,879       330,944
  Transfers from fixed & other subaccounts....   3,133,282      673,886     1,592,162     2,762,343
  Withdrawals, surrenders & contract charges
     (note 3).................................     (90,924)     (49,602)     (168,134)     (167,352)
  Annuity & death benefit payments............     (27,661)     (38,151)     (137,739)     (122,932)
  Transfers to fixed & other subaccounts......    (412,524)    (273,018)     (964,944)   (1,868,213)
                                                ----------   ----------   -----------   -----------
       Net equity transactions................   4,073,406      496,515       702,224       934,790
                                                ----------   ----------   -----------   -----------
          Net change in contract owners'
            equity............................   4,725,806      175,081     1,941,464    (1,201,020)
Contract owners' equity:
  Beginning of period.........................   1,217,630    1,042,549     4,471,754     5,672,774
                                                ----------   ----------   -----------   -----------
  End of period...............................  $5,943,436   $1,217,630   $ 6,413,218   $ 4,471,754
                                                ==========   ==========   ===========   ===========
Change in units:
  Beginning units.............................     168,496      110,142       957,028       824,448
                                                ----------   ----------   -----------   -----------
  Units purchased.............................     522,601       93,678       352,950       465,801
  Units redeemed..............................     (44,921)     (35,324)     (238,440)     (333,221)
                                                ----------   ----------   -----------   -----------
  Ending units................................     646,176      168,496     1,071,538       957,028
                                                ==========   ==========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                                                 PBHG INSURANCE
                                                                  UBS SERIES TRUST                SERIES FUND
                                                              -------------------------   ----------------------------
                                                                 TACTICAL ALLOCATION      TECHNOLOGY & COMMUNICATIONS
                                                                     SUBACCOUNT                    SUBACCOUNT
                                                              -------------------------   ----------------------------
                                                                 2003          2002           2003            2002
                                                              -----------   -----------   ------------    ------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $   (41,323)  $   (75,608)  $   (37,072)    $   (42,174)
  Reinvested capital gains..................................            0             0             0               0
  Realized loss.............................................     (498,974)   (1,347,392)   (1,447,462)     (4,037,825)
  Unrealized gain (loss)....................................    2,352,709    (1,591,191)    2,467,506       1,359,150
                                                              -----------   -----------   -----------     -----------
       Net increase (decrease) in contract owners' equity
        from operations.....................................    1,812,412    (3,014,191)      982,972      (2,720,849)
                                                              -----------   -----------   -----------     -----------
Equity transactions:
  Contract purchase payments (note 1).......................      329,558       242,092       223,721         203,585
  Transfers from fixed & other subaccounts..................    1,546,617     2,977,617     1,096,506       2,380,997
  Withdrawals, surrenders & contract charges (note 3).......     (399,267)     (283,755)      (96,376)       (157,519)
  Annuity & death benefit payments..........................     (176,088)     (115,550)      (35,526)        (33,154)
  Transfers to fixed & other subaccounts....................   (1,131,286)   (4,372,114)     (643,903)     (2,344,906)
                                                              -----------   -----------   -----------     -----------
       Net equity transactions..............................      169,534    (1,551,710)      544,422          49,003
                                                              -----------   -----------   -----------     -----------
          Net change in contract owners' equity.............    1,981,946    (4,565,901)    1,527,394      (2,671,846)
Contract owners' equity:
  Beginning of period.......................................    7,227,121    11,793,022     2,103,788       4,775,634
                                                              -----------   -----------   -----------     -----------
  End of period.............................................  $ 9,209,067   $ 7,227,121   $ 3,631,182     $ 2,103,788
                                                              ===========   ===========   ===========     ===========
Change in units:
  Beginning units...........................................    1,090,148     1,352,558     1,846,169       1,902,557
                                                              -----------   -----------   -----------     -----------
  Units purchased...........................................      234,329       266,025       955,633       1,018,662
  Units redeemed............................................     (221,157)     (528,435)     (579,848)     (1,075,050)
                                                              -----------   -----------   -----------     -----------
  Ending units..............................................    1,103,320     1,090,148     2,221,954       1,846,169
                                                              ===========   ===========   ===========     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                   ----------------------------------------------------------------------------------------------
                                                                                                                       VIP EQUITY
                                          VIP MID CAP               VIP CONTRAFUND                VIP GROWTH             INCOME
                                          SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT           SUBACCOUNT
                                   -------------------------   -------------------------   -------------------------   ----------
                                      2003          2002          2003          2002          2003          2002        2003(e)
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity........  $  (353,848)  $  (141,347)  $  (226,262)  $   (95,321)  $  (190,689)  $  (191,745)  $   (1,767)
  Reinvested capital gains.......            0             0             0             0             0             0            0
  Realized loss..................      (44,824)     (175,753)     (131,454)     (123,818)     (689,713)   (1,917,344)        (778)
  Unrealized gain (loss).........   11,490,198    (2,720,117)    5,792,762    (1,344,513)    5,097,654    (4,038,321)      68,613
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
       Net increase (decrease) in
          contract owners' equity
          from operations........   11,091,526    (3,037,217)    5,435,046    (1,563,652)    4,217,252    (6,147,410)      66,068
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
Equity transactions:
  Contract purchase payments
     (note 1)....................    3,392,946     2,732,253     4,278,736     1,615,677     2,037,700     1,416,320      180,086
  Transfers from fixed & other
     subaccounts.................   12,016,414    16,309,252     9,678,217    10,068,928     3,181,497     6,186,757      813,443
  Withdrawals, surrenders &
     contract charges (note 3)...   (1,842,588)     (872,275)   (1,197,291)     (502,978)     (693,208)     (781,382)      (2,741)
  Annuity & death benefit
     payments....................     (524,402)     (379,076)     (371,240)     (173,542)     (262,569)     (323,026)        (415)
  Transfers to fixed & other
     subaccounts.................   (6,381,267)   (8,438,687)   (3,516,769)   (4,111,447)   (1,671,690)   (6,175,622)     (10,039)
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
       Net equity transactions...    6,661,103     9,351,467     8,871,653     6,896,638     2,591,730       323,047      980,334
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
          Net change in contract
            owners' equity.......   17,752,629     6,314,250    14,306,699     5,332,986     6,808,982    (5,824,363)   1,046,402
Contract owners' equity:
  Beginning of period............   26,322,229    20,007,979    15,931,094    10,598,108    13,105,672    18,930,035            0
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
  End of period..................  $44,074,858   $26,322,229   $30,237,793   $15,931,094   $19,914,654   $13,105,672   $1,046,402
                                   ===========   ===========   ===========   ===========   ===========   ===========   ==========
Change in units:
  Beginning units................    2,788,387     1,884,157     2,240,479     1,319,037     2,777,252     2,763,296            0
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
  Units purchased................    1,460,766     1,700,610     1,749,379     1,384,946       930,419     1,093,432       97,028
  Units redeemed.................     (826,049)     (796,380)     (629,799)     (463,504)     (479,759)   (1,079,476)        (320)
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
  Ending units...................    3,423,104     2,788,387     3,360,059     2,240,479     3,227,912     2,777,252       96,708
                                   ===========   ===========   ===========   ===========   ===========   ===========   ==========

---------------

(e) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                        JANUS ASPEN SERIES -- SERVICE SHARES
                                      -------------------------------------------------------------------------
                                                GROWTH                   WORLDWIDE GROWTH            BALANCED
                                              SUBACCOUNT                    SUBACCOUNT              SUBACCOUNT
                                      --------------------------   -----------------------------   ------------
                                         2003           2002           2003            2002            2003
                                      -----------   ------------   -------------   -------------   ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity...........  $  (291,508)  $   (373,884)  $    (117,077)  $    (251,120)  $    284,645
  Reinvested capital gains..........            0              0               0               0              0
  Realized gain (loss)..............   (3,034,265)    (5,142,746)        864,672      (5,521,685)    (1,042,498)
  Unrealized gain (loss)............    9,003,701     (3,653,428)      3,804,187      (1,399,400)     8,243,901
                                      -----------   ------------   -------------   -------------   ------------
       Net increase (decrease) in
          contract owners' equity
          from operations...........    5,677,928     (9,170,058)      4,551,782      (7,172,205)     7,486,048
                                      -----------   ------------   -------------   -------------   ------------
Equity transactions:
  Contract purchase payments (note
     1).............................      924,502        950,807         914,821       6,136,642      3,887,448
  Transfers from fixed & other
     subaccounts....................    1,775,295      7,906,461     111,195,798     364,244,511     11,810,031
  Withdrawals, surrenders & contract
     charges (note 3)...............   (1,218,811)      (971,961)       (977,176)     (1,393,660)    (3,782,384)
  Annuity & death benefit
     payments.......................     (441,728)      (474,888)       (323,283)       (355,668)    (1,624,523)
  Transfers to fixed & other
     subaccounts....................   (4,471,066)   (11,755,202)   (127,030,491)   (364,474,937)   (16,484,962)
                                      -----------   ------------   -------------   -------------   ------------
       Net equity transactions......   (3,431,808)    (4,344,783)    (16,220,331)      4,156,888     (6,194,390)
                                      -----------   ------------   -------------   -------------   ------------
          Net change in contract
            owners' equity..........    2,246,120    (13,514,841)    (11,668,549)     (3,015,317)     1,291,658
Contract owners' equity:
  Beginning of period...............   21,120,521     34,635,362      32,403,437      35,418,754     65,148,436
                                      -----------   ------------   -------------   -------------   ------------
  End of period.....................  $23,366,641   $ 21,120,521   $  20,734,888   $  32,403,437   $ 66,440,094
                                      ===========   ============   =============   =============   ============
Change in units:
  Beginning units...................    4,879,741      5,786,366       7,256,431       5,811,386      7,758,760
                                      -----------   ------------   -------------   -------------   ------------
  Units purchased...................      529,406      1,167,777      25,752,902      68,804,755      1,750,144
  Units redeemed....................   (1,247,769)    (2,074,402)    (29,207,593)    (67,359,710)    (2,456,526)
                                      -----------   ------------   -------------   -------------   ------------
  Ending units......................    4,161,378      4,879,741       3,801,740       7,256,431      7,052,378
                                      ===========   ============   =============   =============   ============

                                          JANUS ASPEN SERIES -- SERVICE SHARES
                                      --------------------------------------------
                                        BALANCED         INTERNATIONAL GROWTH
                                       SUBACCOUNT             SUBACCOUNT
                                      ------------   -----------------------------
                                          2002           2003            2002
                                      ------------   -------------   -------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity...........  $    442,088   $     (38,568)  $    (113,530)
  Reinvested capital gains..........             0               0               0
  Realized gain (loss)..............      (650,877)      1,522,180       1,183,783
  Unrealized gain (loss)............    (5,243,692)      1,955,727        (585,579)
                                      ------------   -------------   -------------
       Net increase (decrease) in
          contract owners' equity
          from operations...........    (5,452,481)      3,439,339         484,674
                                      ------------   -------------   -------------
Equity transactions:
  Contract purchase payments (note
     1).............................     4,726,526         570,607       5,574,887
  Transfers from fixed & other
     subaccounts....................    27,407,739     113,705,602     467,456,660
  Withdrawals, surrenders & contract
     charges (note 3)...............    (2,388,477)       (407,933)     (1,315,277)
  Annuity & death benefit
     payments.......................    (1,525,142)       (113,031)        (94,722)
  Transfers to fixed & other
     subaccounts....................   (15,429,140)   (126,408,695)   (468,153,632)
                                      ------------   -------------   -------------
       Net equity transactions......    12,791,506     (12,653,450)      3,467,916
                                      ------------   -------------   -------------
          Net change in contract
            owners' equity..........     7,339,025      (9,214,111)      3,952,590
Contract owners' equity:
  Beginning of period...............    57,809,411      18,906,688      14,954,098
                                      ------------   -------------   -------------
  End of period.....................  $ 65,148,436   $   9,692,577   $  18,906,688
                                      ============   =============   =============
Change in units:
  Beginning units...................     6,338,023       4,339,389       2,513,207
                                      ------------   -------------   -------------
  Units purchased...................     3,189,120      26,979,777      91,911,997
  Units redeemed....................    (1,768,383)    (29,644,429)    (90,085,815)
                                      ------------   -------------   -------------
  Ending units......................     7,758,760       1,674,737       4,339,389
                                      ============   =============   =============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                           J.P. MORGAN SERIES TRUST II
                                                              -----------------------------------------------------
                                                                    SMALL COMPANY               MID CAP VALUE
                                                                     SUBACCOUNT                  SUBACCOUNT
                                                              -------------------------   -------------------------
                                                                 2003          2002          2003          2002
                                                              -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $   (73,922)  $   (56,387)  $   (59,323)  $   (28,536)
  Reinvested capital gains..................................            0             0             0        14,004
  Realized gain (loss)......................................     (136,503)     (212,763)       21,688       (55,915)
  Unrealized gain (loss)....................................    1,951,612    (1,080,979)    1,581,028       (55,345)
                                                              -----------   -----------   -----------   -----------
       Net increase (decrease) in contract owners' equity
        from operations.....................................    1,741,187    (1,350,129)    1,543,393      (125,792)
                                                              -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).......................      611,422       243,769     2,013,782       369,233
  Transfers from fixed & other subaccounts..................    1,888,850     2,759,607     5,593,569     6,233,840
  Withdrawals, surrenders & contract charges (note 3).......     (238,056)     (170,240)     (218,273)      (67,673)
  Annuity & death benefit payments..........................      (54,637)      (67,768)     (198,298)      (34,176)
  Transfers to fixed & other subaccounts....................   (1,270,606)   (1,609,136)   (1,383,608)   (2,962,374)
                                                              -----------   -----------   -----------   -----------
       Net equity transactions..............................      936,973     1,156,232     5,807,172     3,538,850
                                                              -----------   -----------   -----------   -----------
          Net change in contract owners' equity.............    2,678,160      (193,897)    7,350,565     3,413,058
Contract owners' equity:
  Beginning of period.......................................    4,874,424     5,068,321     3,624,101       211,043
                                                              -----------   -----------   -----------   -----------
  End of period.............................................  $ 7,552,584   $ 4,874,424   $10,974,666   $ 3,624,101
                                                              ===========   ===========   ===========   ===========
Change in units:
  Beginning units...........................................      666,174       536,905       332,474        19,262
                                                              -----------   -----------   -----------   -----------
  Units purchased...........................................      278,663       324,806       585,886       577,797
  Units redeemed............................................     (176,179)     (195,537)     (131,460)     (264,585)
                                                              -----------   -----------   -----------   -----------
  Ending units..............................................      768,658       666,174       786,900       332,474
                                                              ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                        ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.
                                                          -----------------------------------------------------------------------
                                                               GLOBAL BOND            GROWTH & INCOME               QUASAR
                                                               SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                          ---------------------   ------------------------   --------------------
                                                            2003        2002         2003         2002         2003       2002
                                                          ---------   ---------   ----------   -----------   --------   ---------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...............................  $  21,670   $  (1,829)  $   (8,102)  $   (18,377)  $ (2,979)  $  (4,097)
  Reinvested capital gains..............................          0           0            0        79,060          0           0
  Realized gain (loss)..................................     16,596       4,868     (129,634)     (169,662)    (7,043)    (23,668)
  Unrealized gain (loss)................................     12,038      66,455      524,159      (538,486)    94,775    (104,508)
                                                          ---------   ---------   ----------   -----------   --------   ---------
       Net increase (decrease) in contract owners'
        equity from operations..........................     50,304      69,494      386,423      (647,465)    84,753    (132,273)
                                                          ---------   ---------   ----------   -----------   --------   ---------
Equity transactions:
  Contract purchase payments (note 1)...................        455         385        8,508         2,804      1,406         400
  Transfers from fixed & other subaccounts..............      9,638      43,392      145,350       442,348     15,735      25,653
  Withdrawals, surrenders & contract charges (note 3)...     (5,197)     (1,217)     (94,478)     (140,694)    (4,971)    (15,894)
  Annuity & death benefit payments......................    (43,216)    (10,540)     (56,859)      (27,894)    (1,220)     (1,942)
  Transfers to fixed & other subaccounts................    (81,486)   (163,075)    (408,853)     (754,027)   (27,264)    (79,536)
                                                          ---------   ---------   ----------   -----------   --------   ---------
       Net equity transactions..........................   (119,806)   (131,055)    (406,332)     (477,463)   (16,314)    (71,319)
                                                          ---------   ---------   ----------   -----------   --------   ---------
          Net change in contract owners' equity.........    (69,502)    (61,561)     (19,909)   (1,124,928)    68,439    (203,592)
Contract owners' equity:
  Beginning of period...................................    487,290     548,851    1,670,496     2,795,424    202,830     406,422
                                                          ---------   ---------   ----------   -----------   --------   ---------
  End of period.........................................  $ 417,788   $ 487,290   $1,650,587   $ 1,670,496   $271,269   $ 202,830
                                                          =========   =========   ==========   ===========   ========   =========
Change in units:
  Beginning units.......................................     45,468      58,968      223,817       287,173     26,243      35,247
                                                          ---------   ---------   ----------   -----------   --------   ---------
  Units purchased.......................................        918       3,587       18,186        28,665      1,667       2,780
  Units redeemed........................................    (11,510)    (17,087)     (72,440)      (92,021)    (3,985)    (11,784)
                                                          ---------   ---------   ----------   -----------   --------   ---------
  Ending units..........................................     34,876      45,468      169,563       223,817     23,925      26,243
                                                          =========   =========   ==========   ===========   ========   =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                      MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                    -------------------------------------------------
                                                         NEW DISCOVERY         INVESTORS GROWTH STOCK
                                                           SUBACCOUNT                SUBACCOUNT
                                                    ------------------------   ----------------------
                                                       2003         2002          2003        2002
                                                    ----------   -----------   ----------   ---------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................  $  (22,528)  $   (14,449)  $  (20,340)  $  (7,161)
  Reinvested capital gains........................           0             0            0           0
  Realized gain (loss)............................     (11,262)     (218,847)      (3,734)    (27,104)
  Unrealized gain (loss)..........................     517,071      (280,709)     327,506    (156,355)
                                                    ----------   -----------   ----------   ---------
       Net increase (decrease) in contract owners'
          equity from operations..................     483,281      (514,005)     303,432    (190,620)
                                                    ----------   -----------   ----------   ---------
Equity transactions:
  Contract purchase payments (note 1).............     413,327       245,925      656,785     293,992
  Transfers from fixed & other subaccounts........     651,570     2,121,949    1,038,308     712,495
  Withdrawals, surrenders & contract charges (note
     3)...........................................     (91,211)      (13,822)     (64,945)    (14,027)
  Annuity & death benefit payments................     (22,481)       (9,100)     (10,142)     (4,897)
  Transfers to fixed & other subaccounts..........    (276,986)   (1,000,960)    (226,828)   (184,198)
                                                    ----------   -----------   ----------   ---------
       Net equity transactions....................     674,219     1,343,992    1,393,178     803,365
                                                    ----------   -----------   ----------   ---------
          Net change in contract owners' equity...   1,157,500       829,987    1,696,610     612,745
Contract owners' equity:
  Beginning of period.............................   1,211,215       381,228      812,566     199,821
                                                    ----------   -----------   ----------   ---------
  End of period...................................  $2,368,715   $ 1,211,215   $2,509,176   $ 812,566
                                                    ==========   ===========   ==========   =========
Change in units:
  Beginning units.................................     155,799        33,001      106,345      18,656
                                                    ----------   -----------   ----------   ---------
  Units purchased.................................     118,529       238,940      196,386     107,640
  Units redeemed..................................     (43,106)     (116,142)     (31,358)    (19,951)
                                                    ----------   -----------   ----------   ---------
  Ending units....................................     231,222       155,799      271,373     106,345
                                                    ==========   ===========   ==========   =========

                                                      MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                    --------------------------------------------------
                                                        MID CAP GROWTH             TOTAL RETURN
                                                          SUBACCOUNT                SUBACCOUNT
                                                    ----------------------   -------------------------
                                                       2003        2002         2003          2002
                                                    ----------   ---------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................  $  (19,116)  $  (6,998)  $    12,906   $   (11,899)
  Reinvested capital gains........................           0           0             0        79,550
  Realized gain (loss)............................     (15,215)    (46,167)        5,230       (17,448)
  Unrealized gain (loss)..........................     449,577    (236,914)    4,403,582      (730,089)
                                                    ----------   ---------   -----------   -----------
       Net increase (decrease) in contract owners'
          equity from operations..................     415,246    (290,079)    4,421,718      (679,886)
                                                    ----------   ---------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).............     466,853     247,375     5,042,107     2,868,889
  Transfers from fixed & other subaccounts........   1,414,567     774,456    20,588,283    18,375,535
  Withdrawals, surrenders & contract charges (note
     3)...........................................     (39,029)     (9,146)   (1,174,678)     (333,789)
  Annuity & death benefit payments................     (15,542)     (4,714)     (633,045)     (312,583)
  Transfers to fixed & other subaccounts..........    (196,880)   (212,908)   (3,742,818)   (2,326,794)
                                                    ----------   ---------   -----------   -----------
       Net equity transactions....................   1,629,969     795,063    20,079,849    18,271,258
                                                    ----------   ---------   -----------   -----------
          Net change in contract owners' equity...   2,045,215     504,984    24,501,567    17,591,372
Contract owners' equity:
  Beginning of period.............................     750,836     245,852    18,406,175       814,803
                                                    ----------   ---------   -----------   -----------
  End of period...................................  $2,796,051   $ 750,836   $42,907,742   $18,406,175
                                                    ==========   =========   ===========   ===========
Change in units:
  Beginning units.................................     121,205      22,152     1,887,568        79,459
                                                    ----------   ---------   -----------   -----------
  Units purchased.................................     248,039     121,043     2,509,412     2,059,180
  Units redeemed..................................     (34,558)    (21,990)     (511,024)     (251,071)
                                                    ----------   ---------   -----------   -----------
  Ending units....................................     334,686     121,205     3,885,956     1,887,568
                                                    ==========   =========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                              FIRST AMERICAN INSURANCE PORTFOLIO, INC. (CLASS IB)
                                                              ----------------------------------------------------
                                                                   CORPORATE BOND              EQUITY INCOME
                                                                     SUBACCOUNT                 SUBACCOUNT
                                                              ------------------------   -------------------------
                                                                 2003         2002          2003          2002
                                                              ----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $   75,931   $    81,295   $    41,815   $    52,289
  Reinvested capital gains..................................           0             0             0             0
  Realized gain (loss)......................................      11,902       (22,412)     (123,129)     (251,189)
  Unrealized gain (loss.....................................      90,608        63,714     2,353,514    (2,181,528)
                                                              ----------   -----------   -----------   -----------
       Net increase (decrease) in contract owners' equity
        from operations.....................................     178,441       122,597     2,272,200    (2,380,428)
                                                              ----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).......................      42,339        89,055       557,915       314,285
  Transfers from fixed & other subaccounts..................     408,949     1,227,033       690,975     1,616,013
  Withdrawals, surrenders & contract charges (note 3).......    (244,922)     (170,465)     (926,276)     (757,402)
  Annuity & death benefit payments..........................     (81,767)      (79,190)     (314,612)     (572,207)
  Transfers to fixed & other subaccounts....................    (199,948)   (1,137,160)     (487,703)   (1,564,359)
                                                              ----------   -----------   -----------   -----------
       Net equity transactions..............................     (75,349)      (70,727)     (479,701)     (963,670)
                                                              ----------   -----------   -----------   -----------
          Net change in contract owners' equity.............     103,092        51,870     1,792,499    (3,344,098)
Contract owners' equity:
  Beginning of period.......................................   2,730,256     2,678,386     9,418,292    12,762,390
                                                              ----------   -----------   -----------   -----------
  End of period.............................................  $2,833,348   $ 2,730,256   $11,210,791   $ 9,418,292
                                                              ==========   ===========   ===========   ===========
Change in units:
  Beginning units...........................................     234,399       240,329     1,078,633     1,152,249
                                                              ----------   -----------   -----------   -----------
  Units purchased...........................................      37,301       107,395       147,706       194,886
  Units redeemed............................................     (42,791)     (113,325)     (178,932)     (268,502)
                                                              ----------   -----------   -----------   -----------
  Ending units..............................................     228,909       234,399     1,047,407     1,078,633
                                                              ==========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2003 AND 2002

                                                               PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES
                                                    -----------------------------------------------------------------------------
                                                           REAL RETURN                TOTAL RETURN              GLOBAL BOND
                                                           SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                                    -------------------------   ------------------------   ----------------------
                                                       2003        2002 (b)        2003        2002 (b)       2003       2002 (b)
                                                    -----------   -----------   -----------   ----------   -----------   --------
Increase in contract owners' equity from
  operations:
  Net investment activity.........................  $   216,195   $    63,780   $   280,251   $   40,151   $    24,709   $  1,721
  Reinvested capital gains........................      577,827        19,780       213,706       81,313        27,878      2,357
  Realized gain (loss)............................       47,604       (11,233)       31,650        6,203        24,857        517
  Unrealized gain.................................      525,692       169,311        79,329       52,246       314,345     25,817
                                                    -----------   -----------   -----------   ----------   -----------   --------
       Net increase in contract owners' equity
        from operations...........................    1,367,318       241,638       604,936      179,913       391,789     30,412
                                                    -----------   -----------   -----------   ----------   -----------   --------
Equity transactions:
  Contract purchase payments (note 1).............    6,110,634       813,631     6,389,296      631,867     1,589,489     52,872
  Transfers from fixed & other subaccounts........   22,018,515    11,948,796    24,594,409    7,817,689     4,709,993    589,424
  Withdrawals, surrenders & contract charges (note
     3)...........................................     (829,362)     (127,739)   (2,037,956)     (52,057)     (427,807)   (10,299)
  Annuity & death benefit payments................     (457,697)      (62,468)     (390,866)     (45,126)      (76,502)    (3,754)
  Transfers to fixed & other subaccounts..........   (9,703,406)   (1,448,136)   (8,735,766)    (641,258)   (1,740,192)   (53,943)
                                                    -----------   -----------   -----------   ----------   -----------   --------
       Net equity transactions....................   17,138,684    11,124,084    19,819,117    7,711,115     4,054,981    574,300
                                                    -----------   -----------   -----------   ----------   -----------   --------
          Net change in contract owners' equity...   18,506,002    11,365,722    20,424,053    7,891,028     4,446,770    604,712
Contract owners' equity:
  Beginning of period.............................   11,365,722             0     7,891,028            0       604,712          0
                                                    -----------   -----------   -----------   ----------   -----------   --------
  End of period...................................  $29,871,724   $11,365,722   $28,315,081   $7,891,028   $ 5,051,482   $604,712
                                                    ===========   ===========   ===========   ==========   ===========   ========
Change in units:
  Beginning units.................................    1,065,935             0       757,211            0        56,600          0
                                                    -----------   -----------   -----------   ----------   -----------   --------
  Units purchased.................................    2,476,090     1,193,688     2,849,459      813,294       553,959     63,300
  Units redeemed..................................     (945,329)     (127,753)     (985,107)     (56,083)     (191,856)    (6,700)
                                                    -----------   -----------   -----------   ----------   -----------   --------
  Ending units....................................    2,596,696     1,065,935     2,621,563      757,211       418,703     56,600
                                                    ===========   ===========   ===========   ==========   ===========   ========

---------------

(b) Period from August 1, 2002, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                 DREYFUS
                                                  CALVERT        VARIABLE                                      VAN KAMPEN
                                                 VARIABLE       INVESTMENT                               UNIVERSAL INSTITUTIONAL
                                                SERIES INC.    FUND-SERVICE                                 FUNDS -- CLASS II
                                               -------------      SHARES        ROYCE CAPITAL FUND      -------------------------
                                               SOCIAL EQUITY   ------------   -----------------------    CORE PLUS      US REAL
                                                SUBACCOUNT     APPRECIATION   SMALL-CAP    MICRO-CAP    FIXED INCOME     ESTATE
                                                 (NOTE 5)       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                               -------------   ------------   ----------   ----------   ------------   ----------
                                                 2003 (d)        2003 (c)      2003 (c)     2003 (c)      2003 (c)      2003 (c)
                                               -------------   ------------   ----------   ----------   ------------   ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................    $ (3,632)      $   12,931    $  (24,885)  $  (13,300)  $    (6,029)   $   (5,676)
  Reinvested capital gains...................           0                0       442,259      138,077         1,105             0
  Realized gain (loss).......................       4,172            3,210        36,063        2,012       (23,082)        3,621
  Unrealized gain............................      72,229           87,895       298,291      292,154        17,759       133,035
                                                 --------       ----------    ----------   ----------   -----------    ----------
       Net increase (decrease) in contract
        owners' equity from operations.......      72,769          104,036       751,728      418,943       (10,247)      130,980
                                                 --------       ----------    ----------   ----------   -----------    ----------
Equity transactions:
  Contract purchase payments (note 1)........      14,656          454,466     2,976,905    1,232,491     1,535,018     1,025,389
  Transfers from fixed & other subaccounts...     465,065        1,237,538     5,602,784    2,829,882       880,107       818,013
  Withdrawals, surrenders & contract charges
     (note 3)................................     (22,148)         (20,735)      (40,979)     (19,218)      (11,658)       (6,749)
  Annuity & death benefit payments...........        (825)          (1,900)      (13,542)      (2,833)         (230)       (2,432)
  Transfers to fixed & other subaccounts.....     (39,489)         (64,225)     (241,693)    (133,731)   (1,286,953)      (67,548)
                                                 --------       ----------    ----------   ----------   -----------    ----------
       Net equity transactions...............     417,259        1,605,144     8,283,475    3,906,591     1,116,284     1,766,673
                                                 --------       ----------    ----------   ----------   -----------    ----------
          Net change in contract owners'
            equity...........................     490,028        1,709,180     9,035,203    4,325,534     1,106,037     1,897,653
Contract owners' equity:
  Beginning of period........................           0                0             0            0             0             0
                                                 --------       ----------    ----------   ----------   -----------    ----------
  End of period..............................    $490,028       $1,709,180    $9,035,203   $4,325,534   $ 1,106,037    $1,897,653
                                                 ========       ==========    ==========   ==========   ===========    ==========
Change in units:
  Beginning units............................           0                0             0            0             0             0
                                                 --------       ----------    ----------   ----------   -----------    ----------
  Units purchased............................      80,638          151,676       662,176      300,365       202,645       150,416
  Units redeemed.............................      (9,730)          (5,536)      (15,232)      (5,951)     (106,576)       (1,957)
                                                 --------       ----------    ----------   ----------   -----------    ----------
  Ending units...............................      70,908          146,140       646,944      294,414        96,069       148,459
                                                 ========       ==========    ==========   ==========   ===========    ==========

---------------

(c) Period from May 1, 2003, date of commencement of operations.
(d) Period from May 2, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2003

(1)BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Fund LLC, Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund Service Class 2, Janus Aspen Series (Institutional and Service Shares), Salomon Brothers Variable Series Fund, Inc., Strong Variable Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., The Prudential Series Fund, Inc., UBS Series Trust, PBHG Insurance Series Fund, Inc., J. P. Morgan Series Trust II, Alliance Variable Series Product Fund, Inc., MFS Variable Insurance
   Trust - Service Class, First American Insurance Portfolios, Inc. - Class IB, PIMCO Variable Insurance Trust - Administrative Shares, Calvert Variable Series, Inc., Royce Capital Fund, and Dreyfus Variable Investment
   Fund - Service Class, (collectively the Funds). All the Funds, other than the Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2003. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and the Dow Target Fund LLC (DOW Fund), in which the Account invests. For these services, ONI receives fees from ON Fund and DOW Fund.

   For certain products, ONLIC credits an extra amount to the contract holder's contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment. For the years ended December 31, 2003 and 2002, ONLIC paid into the Account approximately $8.5 million and $3.6 million, respectively, under this feature. The extra credits are recorded as a component of contract purchase payments.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate; however, other distributors are utilized.

   A contract purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period contract purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                     ------------   ------------   ------------   ---------   --------   ---------
OHIO NATIONAL FUND, INC.:
EQUITY SUBACCOUNT
2003
  Combination......................       12,825    $ 159.164373   $  2,041,273      1.0%       42.92%      0.18%
  Back Load........................        5,999    $  88.914984   $    533,442      1.1%       42.78%      0.18%
  Top I............................       68,121    $  71.161763   $  4,847,631      1.1%       42.78%      0.19%
  Top Tradition....................      780,609    $  61.238468   $ 47,803,300      1.1%       42.78%      0.18%
  Top Plus.........................      468,185    $  21.212109   $  9,931,191      0.9%       43.06%      0.18%
  Investar Vision & Top Spectrum...      142,254    $  13.557748   $  1,928,641      1.4%       42.36%      0.18%
  Top Explorer.....................      496,092    $  13.930542   $  6,910,827      1.3%       42.50%      0.18%
  Oncore & Firstar Oncore Flex.....      469,009    $  10.198917   $  4,783,388      1.5%       42.22%      0.18%
  Oncore & Firstar Oncore Value....    2,772,163    $  10.475080   $ 29,038,630      0.9%       43.06%      0.18%
  Oncore & Firstar Oncore
     Premier.......................    6,845,493    $  10.244290   $ 70,127,202      1.4%       42.36%      0.18%
  Oncore & Firstar Oncore Xtra.....    6,964,372    $  10.244290   $ 71,345,046      1.4%       42.36%      0.18%
  Oncore & Firstar Oncore Lite.....    2,284,880    $  10.244290   $ 23,406,976      1.4%       42.36%      0.18%
                                     ------------                  ------------
                                      21,310,002                   $272,697,547
                                     ------------                  ------------
2002
  Combination......................       15,237    $ 111.365423   $  1,696,864      1.0%      -19.55%      0.36%
  Back Load........................        6,091    $  62.274254   $    379,332      1.1%      -19.63%      0.35%
  Top I............................       82,392    $  49.840260   $  4,106,433      1.1%      -19.63%      0.36%
  Top Tradition....................      847,700    $  42.890194   $ 36,358,007      1.1%      -19.63%      0.36%
  Top Plus.........................      519,281    $  14.827204   $  7,699,481      0.9%      -19.47%      0.36%
  Investar Vision & Top Spectrum...      158,025    $   9.523728   $  1,504,993      1.4%      -19.86%      0.35%
  Top Explorer.....................      454,784    $   9.775953   $  4,445,950      1.3%      -19.79%      0.36%
  Oncore & Firstar Oncore Flex.....      550,182    $   7.171343   $  3,945,546      1.5%      -19.94%      0.36%
  Oncore & Firstar Oncore Value....    2,332,617    $   7.322063   $ 17,079,568      0.9%      -19.47%      0.37%
  Oncore & Firstar Oncore
     Premier.......................    5,614,225    $   7.196170   $ 40,400,909      1.4%      -19.86%      0.37%
  Oncore & Firstar Oncore Xtra.....    5,186,993    $   7.196170   $ 37,326,486      1.4%      -19.86%      0.37%
  Oncore & Firstar Oncore Lite.....    1,598,962    $   7.196170   $ 11,506,403      1.4%      -19.86%      0.37%
                                     ------------                  ------------
                                      17,366,489                   $166,449,972
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
EQUITY SUBACCOUNT (CONTINUED)
2001
  Combination......................       17,324    $ 138.422362   $  2,398,046      1.0%       -9.34%      0.29%
  Back Load........................        7,488    $  77.480966   $    580,167      1.1%       -9.43%      0.29%
  Top I............................       92,024    $  62.010721   $  5,706,477      1.1%       -9.43%      0.29%
  Top Tradition....................      987,197    $  53.363524   $ 52,680,295      1.1%       -9.43%      0.29%
  Top Plus.........................      605,052    $  18.411312   $ 11,139,794      0.9%       -9.25%      0.29%
  Investar Vision & Top Spectrum...      226,355    $  11.884581   $  2,690,139      1.4%       -9.70%      0.29%
  Top Explorer.....................      542,718    $  12.187242   $  6,614,232      1.3%       -9.61%      0.29%
  Oncore & Firstar Oncore Flex.....      578,730    $   8.957888   $  5,184,196      1.5%       -9.79%      0.29%
  Oncore & Firstar Oncore Value....    2,343,298    $   9.091985   $ 21,305,232      0.9%       -9.25%      0.29%
  Oncore & Firstar Oncore
     Premier.......................    5,582,578    $   8.980038   $ 50,131,758      1.4%       -9.70%      0.29%
  Oncore & Firstar Oncore Xtra.....    4,944,037    $   8.980038   $ 44,397,644      1.4%       -9.70%      0.29%
  Oncore & Firstar Oncore Lite.....      993,611    $   8.980038   $  8,922,671      1.4%       -8.18%      0.29%     4/17/01
                                     ------------                  ------------
                                      16,920,412                   $211,750,651
                                     ------------                  ------------
2000
  Combination......................       19,924    $ 152.689885   $  3,042,183      1.0%       -7.57%      0.29%
  Back Load........................        7,817    $  85.552347   $    668,740      1.1%       -7.66%      0.28%
  Top I............................      102,519    $  68.470540   $  7,019,557      1.1%       -7.66%      0.29%
  Top Tradition....................    1,047,847    $  58.922536   $ 61,741,809      1.1%       -7.66%      0.29%
  Top Plus.........................      637,164    $  20.288788   $ 12,927,286      0.9%       -7.48%      0.30%
  Investar Vision & Top Spectrum...      233,589    $  13.161883   $  3,074,465      1.4%       -7.93%      0.30%
  Top Explorer.....................      500,620    $  13.483653   $  6,750,183      1.3%       -7.84%      0.30%
  Oncore & Firstar Oncore Flex.....      513,241    $   9.930499   $  5,096,737      1.5%       -8.02%      0.33%
  Oncore & Firstar Oncore Value....    1,874,476    $  10.019129   $ 18,780,618      0.9%       -7.48%      0.34%
  Oncore & Firstar Oncore
     Premier.......................    4,198,600    $   9.945176   $ 41,755,823      1.4%       -7.93%      0.34%
  Oncore & Firstar Oncore Xtra.....    2,676,002    $   9.945176   $ 26,613,310      1.4%       -7.93%      0.34%
                                     ------------                  ------------
                                      11,811,799                   $187,470,711
                                     ------------                  ------------
1999
  Combination......................       22,199    $ 165.193487   $  3,667,172      1.0%       18.68%      0.32%
  Back Load........................       12,092    $  92.649498   $  1,120,296      1.1%       18.56%      0.33%
  Top I............................      131,063    $  74.150642   $  9,718,403      1.1%       18.56%      0.33%
  Top Tradition....................    1,219,724    $  63.810576   $ 77,831,267      1.1%       18.56%      0.33%
  Top Plus.........................      669,138    $  21.928573   $ 14,673,239      0.9%       18.80%      0.32%
  Investar Vision & Top Spectrum...      239,130    $  14.295961   $  3,418,594      1.4%       18.21%      0.32%
  Top Explorer.....................      434,985    $  14.631033   $  6,364,285      1.3%       18.33%      0.32%
  Oncore & Firstar Oncore Flex.....      225,183    $  10.796756   $  2,431,248      1.5%        7.97%      0.04%      7/1/99
  Oncore & Firstar Oncore Value....      746,946    $  10.828904   $  8,088,603      0.9%        8.29%      0.03%      7/1/99
  Oncore & Firstar Oncore
     Premier.......................    1,856,276    $  10.802093   $ 20,051,682      1.4%        8.02%      0.03%      7/1/99
  Oncore Xtra......................      103,023    $  10.802093   $  1,112,860      1.4%        7.96%      0.03%     11/1/99
                                     ------------                  ------------
                                       5,659,759                   $148,477,649
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MONEY MARKET SUBACCOUNT
2003
  VIA..............................        2,093    $  31.471062   $     65,859      1.3%       -0.55%      0.74%
  Top I............................        9,193    $  23.846280   $    219,207      1.3%       -0.55%      0.74%
  Top Tradition....................      198,840    $  21.416684   $  4,258,499      1.1%       -0.36%      0.75%
  Top Plus.........................       98,745    $  13.950124   $  1,377,509      0.9%       -0.16%      0.73%
  Investar Vision & Top Spectrum...       29,942    $  11.925179   $    357,061      1.4%       -0.65%      0.74%
  Top Explorer.....................      221,969    $  11.894875   $  2,640,290      1.3%       -0.55%      0.71%
  Oncore & Firstar Oncore Flex.....      141,448    $  11.266515   $  1,593,627      1.5%       -0.75%      0.79%
  Oncore & Firstar Oncore Value....      483,179    $  11.651817   $  5,629,909      0.9%       -0.16%      0.74%
  Oncore & Firstar Oncore
     Premier.......................    1,777,705    $  11.329626   $ 20,140,737      1.4%       -0.65%      0.74%
  Oncore & Firstar Oncore Xtra.....    2,850,081    $  11.329626   $ 32,290,352      1.4%       -0.65%      0.74%
  Oncore & Firstar Oncore Lite.....    1,776,895    $  11.329626   $ 20,131,560      1.4%       -0.65%      0.74%
                                     ------------                  ------------
                                       7,590,090                   $ 88,704,610
                                     ------------                  ------------
2002
  VIA..............................        5,024    $  31.645984   $    158,987      1.3%        0.09%      1.39%
  Top I............................        9,936    $  23.978825   $    238,259      1.3%        0.09%      1.42%
  Top Tradition....................      244,915    $  21.493179   $  5,264,001      1.1%        0.28%      1.40%
  Top Plus.........................      130,479    $  13.972279   $  1,823,094      0.9%        0.48%      1.41%
  Investar Vision & Top Spectrum...       49,201    $  12.003323   $    590,578      1.4%       -0.01%      1.41%
  Top Explorer.....................      724,890    $  11.960997   $  8,670,409      1.3%        0.09%      1.41%
  Oncore & Firstar Oncore Flex.....      737,004    $  11.351522   $  8,366,119      1.5%       -0.11%      1.35%
  Oncore & Firstar Oncore Value....      787,110    $  11.670305   $  9,185,812      0.9%        0.48%      1.41%
  Oncore & Firstar Oncore
     Premier.......................    2,430,581    $  11.403858   $ 27,717,986      1.4%       -0.01%      1.41%
  Oncore & Firstar Oncore Xtra.....    3,967,690    $  11.403858   $ 45,246,974      1.4%       -0.01%      1.41%
  Oncore & Firstar Oncore Lite.....    1,232,114    $  11.403858   $ 14,050,853      1.4%       -0.01%      1.41%
                                     ------------                  ------------
                                      10,318,944                   $121,313,072
                                     ------------                  ------------
2001
  VIA..............................        5,646    $  31.618739   $    178,519      1.3%        2.46%      3.90%
  Top I............................       16,138    $  23.958179   $    386,630      1.3%        2.46%      3.66%
  Top Tradition....................      238,064    $  21.432248   $  5,102,243      1.1%        2.67%      3.55%
  Top Plus.........................      135,493    $  13.905126   $  1,884,051      0.9%        2.87%      3.59%
  Investar Vision & Top Spectrum...       70,835    $  12.004844   $    850,366      1.4%        2.36%      3.64%
  Top Explorer.....................      782,097    $  11.950712   $  9,346,618      1.3%        2.46%      3.34%
  Oncore & Firstar Oncore Flex.....    2,979,971    $  11.363815   $ 33,863,838      1.5%        2.26%      3.23%
  Oncore & Firstar Oncore Value....      726,435    $  11.614214   $  8,436,973      0.9%        2.87%      3.61%
  Oncore & Firstar Oncore
     Premier.......................    2,239,859    $  11.405310   $ 25,546,283      1.4%        2.36%      3.40%
  Oncore & Firstar Oncore Xtra.....    2,560,944    $  11.405310   $ 29,208,362      1.4%        2.36%      3.40%
  Oncore & Firstar Oncore Lite.....      212,331    $  11.405310   $  2,421,697      1.4%        1.20%      3.40%     4/17/01
                                     ------------                  ------------
                                       9,967,813                   $117,225,580
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MONEY MARKET SUBACCOUNT (CONTINUED)
2000
  VIA..............................       13,178    $  30.858557   $    406,656      1.3%        4.98%      6.42%
  Top I............................       15,579    $  23.382169   $    364,282      1.3%        4.98%      6.37%
  Top Tradition....................      144,673    $  20.875434   $  3,020,121      1.1%        5.19%      6.14%
  Top Plus.........................       99,266    $  13.516943   $  1,341,772      0.9%        5.39%      6.19%
  Investar Vision & Top Spectrum...       44,225    $  11.727869   $    518,659      1.4%        4.88%      6.02%
  Top Explorer.....................      344,659    $  11.663389   $  4,019,888      1.3%        4.98%      6.22%
  Oncore & Firstar Oncore Flex.....    1,121,411    $  11.112957   $ 12,462,194      1.5%        4.77%      6.37%
  Oncore & Firstar Oncore Value....      515,726    $  11.289986   $  5,822,534      0.9%        5.39%      6.51%
  Oncore & Firstar Oncore
     Premier.......................    1,208,483    $  11.142165   $ 13,465,117      1.4%        4.88%      6.61%
  Oncore & Firstar Oncore Xtra.....      335,458    $  11.142165   $  3,737,731      1.4%        4.88%      6.61%
                                     ------------                  ------------
                                       3,842,658                   $ 45,158,954
                                     ------------                  ------------
1999
  VIA..............................       13,701    $  29.394756   $    402,726      1.3%        3.68%      4.71%
  Top I............................       19,340    $  22.273016   $    430,765      1.3%        3.68%      4.71%
  Top Tradition....................      241,774    $  19.846031   $  4,798,261      1.1%        3.88%      4.89%
  Top Plus.........................      203,404    $  12.825076   $  2,608,669      0.9%        4.09%      4.60%
  Investar Vision & Top Spectrum...      103,091    $  11.182556   $  1,152,826      1.4%        3.57%      4.75%
  Top Explorer.....................      405,404    $  11.110127   $  4,504,089      1.3%        3.68%      4.70%
  Oncore & Firstar Oncore Flex.....      580,948    $  10.606650   $  6,161,910      1.5%        3.47%      4.87%
  Oncore & Firstar Oncore Value....      487,881    $  10.712095   $  5,226,233      0.9%        4.09%      5.19%
  Oncore & Firstar Oncore
     Premier.......................      760,936    $  10.624086   $  8,084,238      1.4%        3.57%      5.15%
  Oncore Xtra......................       16,673    $  10.624086   $    177,137      1.4%        0.67%      5.15%     11/1/99
                                     ------------                  ------------
                                       2,833,152                   $ 33,546,854
                                     ------------                  ------------
BOND SUBACCOUNT
2003
  Top I............................        7,320    $  40.970435   $    299,892      1.1%        9.26%      5.52%
  Top Tradition....................      109,687    $  37.054730   $  4,064,420      1.1%        9.26%      5.58%
  Top Plus.........................      111,289    $  17.115732   $  1,904,795      0.9%        9.48%      5.70%
  Investar Vision & Top Spectrum...       74,590    $  14.471405   $  1,079,421      1.4%        8.94%      5.63%
  Top Explorer.....................      146,536    $  14.619995   $  2,142,363      1.3%        9.04%      5.55%
  Oncore & Firstar Oncore Flex.....       80,510    $  13.131854   $  1,057,250      1.5%        8.83%      5.33%
  Oncore & Firstar Oncore Value....      328,037    $  13.580929   $  4,455,051      0.9%        9.48%      5.69%
  Oncore & Firstar Oncore
     Premier.......................    1,393,108    $  13.205450   $ 18,396,617      1.4%        8.94%      5.73%
  Oncore & Firstar Oncore Xtra.....    1,697,203    $  13.205450   $ 22,412,327      1.4%        8.94%      5.73%
  Oncore & Firstar Oncore Lite.....      370,329    $  13.205450   $  4,890,355      1.4%        8.94%      5.73%
                                     ------------                  ------------
                                       4,318,609                   $ 60,702,491
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BOND SUBACCOUNT (CONTINUED)
2002
  Top I............................        7,642    $  37.498443   $    286,572      1.1%        7.47%      6.31%
  Top Tradition....................      134,726    $  33.914567   $  4,569,173      1.1%        7.47%      6.08%
  Top Plus.........................      107,791    $  15.634301   $  1,685,240      0.9%        7.69%      5.94%
  Investar Vision & Top Spectrum...       81,359    $  13.284382   $  1,080,797      1.4%        7.16%      6.07%
  Top Explorer.....................      188,034    $  13.407531   $  2,521,067      1.3%        7.26%      6.06%
  Oncore & Firstar Oncore Flex.....      115,317    $  12.066589   $  1,391,487      1.5%        7.05%      5.95%
  Oncore & Firstar Oncore Value....      304,941    $  12.405457   $  3,782,932      0.9%        7.69%      6.36%
  Oncore & Firstar Oncore
     Premier.......................    1,312,628    $  12.122261   $ 15,912,021      1.4%        7.16%      6.52%
  Oncore & Firstar Oncore Xtra.....    1,798,295    $  12.122261   $ 21,799,403      1.4%        7.16%      6.52%
  Oncore & Firstar Oncore Lite.....      260,014    $  12.122261   $  3,151,954      1.4%        7.16%      6.52%
                                     ------------                  ------------
                                       4,310,747                   $ 56,180,646
                                     ------------                  ------------
2001
  Top I............................        8,407    $  34.890873   $    293,341      1.1%        7.23%      6.01%
  Top Tradition....................      118,879    $  31.556212   $  3,751,372      1.1%        7.23%      6.42%
  Top Plus.........................      129,082    $  14.518370   $  1,874,054      0.9%        7.45%      6.52%
  Investar Vision & Top Spectrum...       69,466    $  12.397321   $    861,188      1.4%        6.92%      6.11%
  Top Explorer.....................      163,050    $  12.499894   $  2,038,111      1.3%        7.02%      6.09%
  Oncore & Firstar Oncore Flex.....      116,131    $  11.271953   $  1,309,027      1.5%        6.81%      6.24%
  Oncore & Firstar Oncore Value....      147,427    $  11.519987   $  1,698,353      0.9%        7.45%      6.70%
  Oncore & Firstar Oncore
     Premier.......................      786,392    $  11.312805   $  8,896,299      1.4%        6.92%      6.97%
  Oncore & Firstar Oncore Xtra.....      897,927    $  11.312805   $ 10,158,075      1.4%        6.92%      6.97%
  Oncore & Firstar Oncore Lite.....       46,771    $  11.312805   $    529,115      1.4%        4.58%      6.97%     4/17/01
                                     ------------                  ------------
                                       2,483,532                   $ 31,408,935
                                     ------------                  ------------
2000
  Top I............................        8,138    $  32.536855   $    264,771      1.1%        4.71%      6.04%
  Top Tradition....................       91,351    $  29.427188   $  2,688,202      1.1%        4.71%      6.57%
  Top Plus.........................      107,769    $  13.511940   $  1,456,172      0.9%        4.92%      6.48%
  Investar Vision & Top Spectrum...       77,334    $  11.595417   $    896,720      1.4%        4.40%      6.63%
  Top Explorer.....................      144,413    $  11.679740   $  1,686,702      1.3%        4.50%      6.60%
  Oncore & Firstar Oncore Flex.....       26,511    $  10.553283   $    279,778      1.5%        4.30%      7.81%
  Oncore & Firstar Oncore Value....       62,018    $  10.721414   $    664,925      0.9%        4.92%      7.27%
  Oncore & Firstar Oncore
     Premier.......................      386,304    $  10.581043   $  4,087,503      1.4%        4.40%      7.56%
  Oncore & Firstar Oncore Xtra.....      115,487    $  10.581043   $  1,221,972      1.4%        4.40%      7.56%
                                     ------------                  ------------
                                       1,019,325                   $ 13,246,745
                                     ------------                  ------------
1999
  Top I............................       18,331    $  31.073387   $    569,607      1.1%       -0.52%      6.57%
  Top Tradition....................      115,711    $  28.103600   $  3,251,913      1.1%       -0.52%      6.45%
  Top Plus.........................      152,433    $  12.878760   $  1,963,149      0.9%       -0.32%      6.55%
  Investar Vision & Top Spectrum...       85,725    $  11.106666   $    952,117      1.4%       -0.81%      6.61%
  Top Explorer.....................      171,923    $  11.176431   $  1,921,491      1.3%       -0.71%      6.56%
  Oncore & Firstar Oncore Flex.....        3,335    $  10.118406   $     33,744      1.5%       -0.91%      6.31%
  Oncore & Firstar Oncore Value....       34,577    $  10.219005   $    353,340      0.9%       -0.32%      7.33%
  Oncore & Firstar Oncore
     Premier.......................      176,269    $  10.135054   $  1,786,493      1.4%       -0.81%      7.88%
                                     ------------                  ------------
                                         758,304                   $ 10,831,854
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
OMNI SUBACCOUNT
2003
  Top I............................       35,929    $  30.880633   $  1,109,522      1.1%       24.83%      1.75%
  Top Tradition....................      517,789    $  30.810015   $ 15,953,075      1.1%       24.83%      1.76%
  Top Plus.........................      222,441    $  12.980233   $  2,887,331      0.9%       25.07%      1.76%
  Investar Vision & Top Spectrum...      114,672    $   8.967345   $  1,028,305      1.4%       24.46%      1.77%
  Top Explorer.....................      314,477    $   9.112481   $  2,865,666      1.3%       24.58%      1.77%
  Oncore & Firstar Oncore Flex.....        6,976    $   6.989558   $     48,762      1.5%       24.33%      1.76%
  Oncore & Firstar Oncore Value....       91,379    $   7.228729   $    660,552      0.9%       25.07%      1.81%
  Oncore & Firstar Oncore
     Premier.......................      327,302    $   7.028751   $  2,300,520      1.4%       24.46%      1.81%
  Oncore & Firstar Oncore Xtra.....      202,611    $   7.028751   $  1,424,102      1.4%       24.46%      1.81%
  Oncore & Firstar Oncore Lite.....        4,823    $   7.028751   $     33,902      1.4%       24.46%      1.81%
                                     ------------                  ------------
                                       1,838,399                   $ 28,311,737
                                     ------------                  ------------
2002
  Top I............................       44,935    $  24.739011   $  1,111,651      1.1%      -23.62%      1.88%
  Top Tradition....................      594,964    $  24.682445   $ 14,685,169      1.1%      -23.62%      1.87%
  Top Plus.........................      270,802    $  10.378160   $  2,810,424      0.9%      -23.46%      1.83%
  Investar Vision & Top Spectrum...      121,552    $   7.205209   $    875,810      1.4%      -23.84%      1.81%
  Top Explorer.....................      353,453    $   7.314604   $  2,585,367      1.3%      -23.77%      1.85%
  Oncore & Firstar Oncore Flex.....        7,412    $   5.621597   $     41,666      1.5%      -23.92%      1.85%
  Oncore & Firstar Oncore Value....       74,721    $   5.779630   $    431,862      0.9%      -23.46%      1.87%
  Oncore & Firstar Oncore
     Premier.......................      260,319    $   5.647558   $  1,470,161      1.4%      -23.84%      1.94%
  Oncore & Firstar Oncore Xtra.....      196,176    $   5.647558   $  1,107,916      1.4%      -23.84%      1.94%
  Oncore & Firstar Oncore Lite.....        4,063    $   5.647558   $     22,948      1.4%      -23.84%      1.94%
                                     ------------                  ------------
                                       1,928,397                   $ 25,142,974
                                     ------------                  ------------
2001
  Top I............................       55,327    $  32.387407   $  1,791,903      1.1%      -14.02%      1.80%
  Top Tradition....................      716,682    $  32.313336   $ 23,158,398      1.1%      -14.02%      1.81%
  Top Plus.........................      379,923    $  13.559807   $  5,151,686      0.9%      -13.84%      1.79%
  Investar Vision & Top Spectrum...      179,388    $   9.460866   $  1,697,165      1.4%      -14.27%      1.81%
  Top Explorer.....................      476,238    $   9.595001   $  4,569,510      1.3%      -14.19%      1.83%
  Oncore & Firstar Oncore Flex.....        8,533    $   7.388778   $     63,048      1.5%      -14.36%      2.17%
  Oncore & Firstar Oncore Value....       91,519    $   7.551492   $    691,101      0.9%      -13.84%      1.92%
  Oncore & Firstar Oncore
     Premier.......................      253,526    $   7.415572   $  1,880,037      1.4%      -14.27%      1.92%
  Oncore & Firstar Oncore Xtra.....      202,433    $   7.415572   $  1,501,155      1.4%      -14.27%      1.92%
  Oncore & Firstar Oncore Lite.....        2,754    $   7.415572   $     20,422      1.4%       -3.69%      1.92%     4/17/01
                                     ------------                  ------------
                                       2,366,323                   $ 40,524,425
                                     ------------                  ------------
2000
  Top I............................       76,394    $  37.666763   $  2,877,530      1.1%      -15.78%      1.14%
  Top Tradition....................      866,823    $  37.580616   $ 32,575,755      1.1%      -15.78%      1.16%
  Top Plus.........................      492,010    $  15.738754   $  7,743,623      0.9%      -15.61%      1.15%
  Investar Vision & Top Spectrum...      218,168    $  11.035954   $  2,407,696      1.4%      -16.02%      1.17%
  Top Explorer.....................      551,143    $  11.181291   $  6,162,492      1.3%      -15.94%      1.17%
  Oncore & Firstar Oncore Flex.....        4,238    $   8.627458   $     36,563      1.5%      -16.11%      0.95%
  Oncore & Firstar Oncore Value....       99,309    $   8.764939   $    870,434      0.9%      -15.61%      1.28%
  Oncore & Firstar Oncore
     Premier.......................      262,077    $   8.650154   $  2,267,007      1.4%      -16.02%      1.31%
  Oncore & Firstar Oncore Xtra.....      138,561    $   8.650154   $  1,198,571      1.4%      -16.02%      1.31%
                                     ------------                  ------------
                                       2,708,723                   $ 56,139,671
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
OMNI SUBACCOUNT (CONTINUED)
1999
  Top I............................      105,729    $  44.721902   $  4,728,388      1.1%       10.14%      2.15%
  Top Tradition....................    1,081,114    $  44.619627   $ 48,238,951      1.1%       10.14%      2.13%
  Top Plus.........................      659,687    $  18.649833   $ 12,303,055      0.9%       10.36%      2.15%
  Investar Vision & Top Spectrum...      258,876    $  13.141868   $  3,402,119      1.4%        9.82%      2.15%
  Top Explorer.....................      615,890    $  13.301816   $  8,192,450      1.3%        9.93%      2.17%
  Oncore Flex......................          264    $  10.283878   $      2,713      1.5%        9.71%      1.32%
  Oncore & Firstar Oncore Value....       71,697    $  10.386121   $    744,652      0.9%       10.36%      2.38%
  Oncore & Firstar Oncore
     Premier.......................      192,742    $  10.300804   $  1,985,401      1.4%        9.82%      2.59%
                                     ------------                  ------------
                                       2,985,999                   $ 79,597,729
                                     ------------                  ------------
INTERNATIONAL SUBACCOUNT
2003
  Top I............................       33,316    $  15.789447   $    526,034      1.1%       31.15%      0.47%
  Top Tradition....................      823,762    $  15.789447   $ 13,006,739      1.1%       31.15%      0.46%
  Top Plus.........................      208,100    $  14.066942   $  2,927,330      0.9%       31.41%      0.46%
  Investar Vision & Top Spectrum...       50,496    $   9.329934   $    471,123      1.4%       30.76%      0.47%
  Top Explorer.....................      179,729    $   9.157148   $  1,645,807      1.3%       30.89%      0.47%
  Oncore & Firstar Oncore Flex.....       12,078    $   8.373086   $    101,127      1.5%       30.64%      1.62%
  Oncore & Firstar Oncore Value....      322,930    $   8.659624   $  2,796,456      0.9%       31.41%      0.41%
  Oncore & Firstar Oncore
     Premier.......................      468,878    $   8.420052   $  3,947,979      1.4%       30.76%      0.47%
  Oncore & Firstar Oncore Xtra.....      496,700    $   8.420052   $  4,182,239      1.4%       30.76%      0.47%
  Oncore & Firstar Oncore Lite.....      232,432    $   8.420052   $  1,957,092      1.4%       30.76%      0.47%
                                     ------------                  ------------
                                       2,828,421                   $ 31,561,926
                                     ------------                  ------------
2002
  Top I............................       37,403    $  12.039008   $    450,297      1.1%      -21.51%      0.26%
  Top Tradition....................      933,614    $  12.039008   $ 11,239,782      1.1%      -21.51%      0.26%
  Top Plus.........................      257,163    $  10.704470   $  2,752,790      0.9%      -21.36%      0.25%
  Investar Vision & Top Spectrum...       50,787    $   7.134928   $    362,364      1.4%      -21.75%      0.26%
  Top Explorer.....................      201,956    $   6.995874   $  1,412,860      1.3%      -21.67%      0.26%
  Oncore & Firstar Oncore Flex.....       14,067    $   6.409494   $     90,162      1.5%      -21.82%      0.03%
  Oncore & Firstar Oncore Value....       84,460    $   6.589677   $    556,566      0.9%      -21.36%      0.27%
  Oncore & Firstar Oncore
     Premier.......................      178,571    $   6.439106   $  1,149,846      1.4%      -21.75%      0.20%
  Oncore & Firstar Oncore Xtra.....      153,208    $   6.439106   $    986,519      1.4%      -21.75%      0.20%
  Oncore & Firstar Oncore Lite.....       17,662    $   6.439106   $    113,724      1.4%      -21.75%      0.20%
                                     ------------                  ------------
                                       1,928,891                   $ 19,114,910
                                     ------------                  ------------
2001
  Top I............................       41,535    $  15.338791   $    637,098      1.1%      -30.33%      0.00%
  Top Tradition....................    1,077,389    $  15.338791   $ 16,525,840      1.1%      -30.33%      0.00%
  Top Plus.........................      336,597    $  13.611451   $  4,581,579      0.9%      -30.19%      0.00%
  Investar Vision & Top Spectrum...       65,664    $   9.117591   $    598,699      1.4%      -30.54%      0.00%
  Top Explorer.....................      246,419    $   8.931051   $  2,200,779      1.3%      -30.47%      0.00%
  Oncore & Firstar Oncore Flex.....      423,863    $   8.198667   $  3,475,109      1.5%      -30.61%      0.00%
  Oncore & Firstar Oncore Value....       71,854    $   8.379223   $    602,082      0.9%      -30.19%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      140,861    $   8.228415   $  1,159,061      1.4%      -30.54%      0.00%
  Oncore & Firstar Oncore Xtra.....      538,177    $   8.228415   $  4,428,347      1.4%      -30.54%      0.00%
  Oncore Lite......................        5,154    $   8.228415   $     42,406      1.4%      -17.65%      0.00%     4/17/01
                                     ------------                  ------------
                                       2,947,513                   $ 34,251,000
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SUBACCOUNT (CONTINUED)
2000
  Top I............................       45,077    $  22.017499   $    992,485      1.1%      -23.04%      0.00%
  Top Tradition....................    1,190,355    $  22.017499   $ 26,208,645      1.1%      -23.04%      0.00%
  Top Plus.........................      405,646    $  19.499102   $  7,909,732      0.9%      -22.89%      0.00%
  Investar Vision & Top Spectrum...       81,618    $  13.126716   $  1,071,372      1.4%      -23.27%      0.00%
  Top Explorer.....................      272,567    $  12.845344   $  3,501,217      1.3%      -23.19%      0.00%
  Oncore & Firstar Oncore Flex.....       11,974    $  11.815474   $    141,475      1.5%      -23.35%      0.00%
  Oncore & Firstar Oncore Value....       66,134    $  12.003669   $    793,853      0.9%      -22.89%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      119,097    $  11.846556   $  1,410,888      1.4%      -23.27%      0.00%
  Oncore & Firstar Oncore Xtra.....       58,458    $  11.846556   $    692,531      1.4%      -23.27%      0.00%
                                     ------------                  ------------
                                       2,250,926                   $ 42,722,198
                                     ------------                  ------------
1999
  Top I............................       63,487    $  28.609795   $  1,816,358      1.1%       65.58%      0.00%
  Top Tradition....................    1,299,712    $  28.609795   $ 37,184,529      1.1%       65.58%      0.00%
  Top Plus.........................      457,106    $  25.287344   $ 11,558,985      0.9%       65.91%      0.00%
  Investar Vision & Top Spectrum...       90,063    $  17.107592   $  1,540,764      1.4%       65.09%      0.00%
  Top Explorer.....................      255,315    $  16.724379   $  4,269,981      1.3%       65.25%      0.00%
  Oncore Flex......................       62,643    $  15.413858   $    965,565      1.5%       64.93%      0.00%
  Oncore Value.....................        5,655    $  15.566909   $     88,031      0.9%       65.91%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       35,756    $  15.439196   $    552,050      1.4%       65.09%      0.00%
  Oncore Xtra......................        1,662    $  15.439196   $     25,659      1.4%       43.25%      0.00%     11/1/99
                                     ------------                  ------------
                                       2,271,399                   $ 58,001,922
                                     ------------                  ------------
CAPITAL APPRECIATION SUBACCOUNT
2003
  Top I............................       10,658    $  23.726799   $    252,889      1.1%       30.10%      0.25%
  Top Tradition....................      418,784    $  23.726799   $  9,936,415      1.1%       30.10%      0.26%
  Top Plus.........................      202,810    $  26.768431   $  5,428,904      0.9%       30.35%      0.25%
  Investar Vision & Top Spectrum...       81,920    $  17.861213   $  1,463,185      1.4%       29.71%      0.25%
  Top Explorer.....................      258,031    $  18.025307   $  4,651,085      1.3%       29.84%      0.25%
  Oncore & Firstar Oncore Flex.....       73,347    $  14.716804   $  1,079,431      1.5%       29.58%      0.25%
  Oncore & Firstar Oncore Value....      271,812    $  15.220145   $  4,137,025      0.9%       30.35%      0.26%
  Oncore & Firstar Oncore
     Premier.......................      944,419    $  14.799258   $ 13,976,687      1.4%       29.71%      0.26%
  Oncore & Firstar Oncore Xtra.....      872,974    $  14.799258   $ 12,919,371      1.4%       29.71%      0.26%
  Oncore & Firstar Oncore Lite.....      198,357    $  14.799258   $  2,935,537      1.4%       29.71%      0.26%
                                     ------------                  ------------
                                       3,333,112                   $ 56,780,529
                                     ------------                  ------------
2002
  Top I............................       14,507    $  18.237893   $    264,570      1.1%      -21.02%      0.19%
  Top Tradition....................      468,721    $  18.237893   $  8,548,492      1.1%      -21.02%      0.21%
  Top Plus.........................      231,188    $  20.535249   $  4,747,498      0.9%      -20.86%      0.21%
  Investar Vision & Top Spectrum...       92,584    $  13.769972   $  1,274,873      1.4%      -21.25%      0.21%
  Top Explorer.....................      292,382    $  13.882772   $  4,059,076      1.3%      -21.18%      0.21%
  Oncore & Firstar Oncore Flex.....      101,635    $  11.356986   $  1,154,270      1.5%      -21.33%      0.20%
  Oncore & Firstar Oncore Value....      287,639    $  11.676046   $  3,358,483      0.9%      -20.86%      0.21%
  Oncore & Firstar Oncore
     Premier.......................      951,564    $  11.409383   $ 10,856,753      1.4%      -21.25%      0.21%
  Oncore & Firstar Oncore Xtra.....      853,498    $  11.409383   $  9,737,887      1.4%      -21.25%      0.21%
  Oncore & Firstar Oncore Lite.....      138,520    $  11.409383   $  1,580,431      1.4%      -21.25%      0.21%
                                     ------------                  ------------
                                       3,432,238                   $ 45,582,333
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
CAPITAL APPRECIATION SUBACCOUNT (CONTINUED)
2001
  Top I............................       15,753    $  23.091636   $    363,754      1.1%        8.50%      0.50%
  Top Tradition....................      506,990    $  23.091636   $ 11,707,217      1.1%        8.50%      0.50%
  Top Plus.........................      269,879    $  25.948909   $  7,003,065      0.9%        8.72%      0.49%
  Investar Vision & Top Spectrum...      123,301    $  17.486540   $  2,156,108      1.4%        8.18%      0.49%
  Top Explorer.....................      330,320    $  17.612333   $  5,817,699      1.3%        8.29%      0.49%
  Oncore & Firstar Oncore Flex.....       85,646    $  14.436518   $  1,236,433      1.5%        8.07%      0.51%
  Oncore & Firstar Oncore Value....      247,596    $  14.754171   $  3,653,074      0.9%        8.72%      0.50%
  Oncore & Firstar Oncore
     Premier.......................      734,536    $  14.488811   $ 10,642,579      1.4%        8.18%      0.51%
  Oncore & Firstar Oncore Xtra.....      572,224    $  14.488811   $  8,290,839      1.4%        8.18%      0.51%
  Oncore & Firstar Oncore Lite.....       35,450    $  14.488811   $    513,622      1.4%        6.43%      0.51%     4/17/01
                                     ------------                  ------------
                                       2,921,695                   $ 51,384,390
                                     ------------                  ------------
2000
  Top I............................       13,446    $  21.281994   $    286,149      1.1%       30.07%      0.56%
  Top Tradition....................      438,550    $  21.281994   $  9,333,219      1.1%       30.07%      0.64%
  Top Plus.........................      281,873    $  23.867775   $  6,727,677      0.9%       30.33%      0.63%
  Investar Vision & Top Spectrum...      135,916    $  16.164315   $  2,196,987      1.4%       29.69%      0.64%
  Top Explorer.....................      267,385    $  16.264423   $  4,348,864      1.3%       29.81%      0.63%
  Oncore & Firstar Oncore Flex.....       18,770    $  13.358145   $    250,732      1.5%       29.56%      0.65%
  Oncore & Firstar Oncore Value....      115,152    $  13.570873   $  1,562,707      0.9%       30.33%      0.66%
  Oncore & Firstar Oncore
     Premier.......................      403,515    $  13.393261   $  5,404,397      1.4%       29.69%      0.66%
  Oncore & Firstar Oncore Xtra.....       54,030    $  13.393261   $    723,643      1.4%       29.69%      0.66%
                                     ------------                  ------------
                                       1,728,637                   $ 30,834,375
                                     ------------                  ------------
1999
  Top I............................       28,664    $  16.361968   $    469,005      1.1%        5.30%      3.13%
  Top Tradition....................      536,419    $  16.361968   $  8,776,866      1.1%        5.30%      2.96%
  Top Plus.........................      386,713    $  18.313827   $  7,082,203      0.9%        5.51%      2.94%
  Investar Vision & Top Spectrum...      168,262    $  12.464184   $  2,097,255      1.4%        4.99%      2.96%
  Top Explorer.....................      318,047    $  12.529034   $  3,984,816      1.3%        5.09%      2.97%
  Oncore & Firstar Oncore Flex.....       18,630    $  10.310477   $    192,079      1.5%        4.88%      3.18%
  Oncore & Firstar Oncore Value....       88,690    $  10.412976   $    923,529      0.9%        5.51%      3.51%
  Oncore & Firstar Oncore
     Premier.......................      266,636    $  10.327441   $  2,753,666      1.4%        4.99%      3.40%
  Oncore Xtra......................        3,443    $  10.327441   $     35,559      1.4%       -0.63%      3.40%     11/1/99
                                     ------------                  ------------
                                       1,815,504                   $ 26,314,978
                                     ------------                  ------------
DISCOVERY SUBACCOUNT
  2003
  Top I............................       21,084    $  21.867330   $    461,057      1.1%       36.17%      0.00%
  Top Tradition....................      541,497    $  21.867330   $ 11,841,091      1.1%       36.17%      0.00%
  Top Plus.........................      203,338    $  28.931906   $  5,882,957      0.9%       36.44%      0.00%
  Investar Vision & Top Spectrum...       79,920    $  15.299718   $  1,222,760      1.4%       35.77%      0.00%
  Top Explorer.....................      316,662    $  18.040312   $  5,712,681      1.3%       35.90%      0.00%
  Oncore & Firstar Oncore Flex.....       26,637    $   6.727774   $    179,208      1.5%       35.63%      0.00%
  Oncore & Firstar Oncore Value....      360,171    $   6.889175   $  2,481,282      0.9%       36.44%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      769,694    $   6.754339   $  5,198,768      1.4%       35.77%      0.00%
  Oncore & Firstar Oncore Xtra.....      726,422    $   6.754339   $  4,906,500      1.4%       35.77%      0.00%
  Oncore & Firstar Oncore Lite.....       62,086    $   6.754339   $    419,349      1.4%       35.77%      0.00%
                                     ------------                  ------------
                                       3,107,511                   $ 38,305,653
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
DISCOVERY SUBACCOUNT (CONTINUED)
2002
  Top I............................       27,567    $  16.058949   $    442,690      1.1%      -33.47%      0.00%
  Top Tradition....................      605,966    $  16.058949   $  9,731,180      1.1%      -33.47%      0.00%
  Top Plus.........................      229,639    $  21.205098   $  4,869,517      0.9%      -33.34%      0.00%
  Investar Vision & Top Spectrum...       94,937    $  11.269135   $  1,069,853      1.4%      -33.67%      0.00%
  Top Explorer.....................      367,097    $  13.274634   $  4,873,082      1.3%      -33.60%      0.00%
  Oncore & Firstar Oncore Flex.....       48,398    $   4.960280   $    240,066      1.5%      -33.73%      0.00%
  Oncore & Firstar Oncore Value....      274,120    $   5.049289   $  1,384,110      0.9%      -33.34%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      793,400    $   4.974966   $  3,947,141      1.4%      -33.67%      0.00%
  Oncore & Firstar Oncore Xtra.....      753,989    $   4.974966   $  3,751,071      1.4%      -33.67%      0.00%
  Oncore & Firstar Oncore Lite.....       61,177    $   4.974966   $    304,354      1.4%      -33.67%      0.00%
                                     ------------                  ------------
                                       3,256,290                   $ 30,613,064
                                     ------------                  ------------
2001
  Top I............................       29,355    $  24.137799   $    708,571      1.1%      -19.25%      0.00%
  Top Tradition....................      679,746    $  24.137799   $ 16,407,580      1.1%      -19.25%      0.00%
  Top Plus.........................      271,408    $  31.809662   $  8,633,382      0.9%      -19.09%      0.00%
  Investar Vision & Top Spectrum...      129,693    $  16.988803   $  2,203,331      1.4%      -19.49%      0.00%
  Top Explorer.....................      418,403    $  19.992369   $  8,364,870      1.3%      -19.41%      0.00%
  Oncore & Firstar Oncore Flex.....       47,002    $   7.485265   $    351,822      1.5%      -19.57%      0.00%
  Oncore & Firstar Oncore Value....      212,203    $   7.574405   $  1,607,310      0.9%      -19.09%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      768,394    $   7.500015   $  5,762,966      1.4%      -19.49%      0.00%
  Oncore & Firstar Oncore Xtra.....      733,425    $   7.500015   $  5,500,695      1.4%      -19.49%      0.00%
  Oncore & Firstar Oncore Lite.....       24,306    $   7.500015   $    182,298      1.4%        1.79%      0.00%     4/17/01
                                     ------------                  ------------
                                       3,313,935                   $ 49,722,825
                                     ------------                  ------------
2000
  Top I............................       33,202    $  29.893355   $    992,528      1.1%      -12.18%      0.00%
  Top Tradition....................      755,719    $  29.893355   $ 22,590,988      1.1%      -12.18%      0.00%
  Top Plus.........................      312,326    $  39.316003   $ 12,279,391      0.9%      -12.01%      0.00%
  Investar Vision & Top Spectrum...      143,410    $  21.102720   $  3,026,334      1.4%      -12.44%      0.00%
  Top Explorer.....................      459,912    $  24.808899   $ 11,409,912      1.3%      -12.36%      0.00%
  Oncore & Firstar Oncore Flex.....       55,063    $   9.307111   $    512,480      1.5%       -6.93%      0.00%      1/4/00
  Oncore & Firstar Oncore Value....      150,841    $   9.361794   $  1,412,140      0.9%       -6.38%      0.00%      1/4/00
  Oncore & Firstar Oncore
     Premier.......................      469,201    $   9.316177   $  4,371,160      1.4%       -6.84%      0.00%      1/4/00
  Oncore & Firstar Oncore Xtra.....      407,438    $   9.316177   $  3,795,764      1.4%       -6.84%      0.00%      1/4/00
                                     ------------                  ------------
                                       2,787,112                   $ 60,390,697
                                     ------------                  ------------
1999
  Top I............................       47,967    $  34.040041   $  1,632,802      1.1%      104.21%      0.00%
  Top Tradition....................      776,054    $  34.040041   $ 26,416,934      1.1%      104.21%      0.00%
  Top Plus.........................      343,325    $  44.681338   $ 15,340,212      0.9%      104.62%      0.00%
  Investar Vision & Top Spectrum...      148,302    $  24.101318   $  3,574,276      1.4%      103.61%      0.00%
  Top Explorer.....................      404,961    $  28.306164   $ 11,462,892      1.3%      103.81%      0.00%
                                     ------------                  ------------
                                       1,720,609                   $ 58,427,116
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SMALL CO. SUBACCOUNT
2003
  Top I............................        4,373    $  16.170236   $     70,710      1.1%       52.24%      0.17%
  Top Tradition....................      131,050    $  16.170236   $  2,119,102      1.1%       52.24%      0.22%
  Top Plus.........................       57,050    $  17.549014   $  1,001,163      0.9%       52.54%      0.22%
  Investar Vision & Top Spectrum...       25,391    $  14.139164   $    359,011      1.4%       51.79%      0.23%
  Top Explorer.....................       92,568    $  13.859543   $  1,282,954      1.3%       51.94%      0.22%
  Oncore Flex......................       12,896    $   9.169918   $    118,253      1.5%       51.64%      0.20%
  Oncore & Firstar Oncore Value....       62,867    $   9.408776   $    591,500      0.9%       52.54%      0.22%
  Oncore & Firstar Oncore
     Premier.......................      224,145    $   9.209200   $  2,064,211      1.4%       51.79%      0.21%
  Oncore & Firstar Oncore Xtra.....      173,575    $   9.209200   $  1,598,485      1.4%       51.79%      0.21%
  Oncore & Firstar Oncore Lite.....       23,495    $   9.209200   $    216,369      1.4%       51.79%      0.21%
                                     ------------                  ------------
                                         807,410                   $  9,421,757
                                     ------------                  ------------
2002
  Top I............................        2,198    $  10.621378   $     23,343      1.1%      -15.93%      0.00%
  Top Tradition....................      134,150    $  10.621378   $  1,424,853      1.1%      -15.93%      0.00%
  Top Plus.........................       74,427    $  11.504273   $    856,230      0.9%      -15.77%      0.00%
  Investar Vision & Top Spectrum...       24,648    $   9.314799   $    229,595      1.4%      -16.18%      0.00%
  Top Explorer.....................       97,436    $   9.121594   $    888,775      1.3%      -16.10%      0.00%
  Oncore Flex......................       12,122    $   6.047041   $     73,303      1.5%      -16.27%      0.00%
  Oncore & Firstar Oncore Value....       52,385    $   6.167936   $    323,105      0.9%      -15.77%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      198,627    $   6.066974   $  1,205,063      1.4%      -16.18%      0.00%
  Oncore & Firstar Oncore Xtra.....      135,773    $   6.066974   $    823,732      1.4%      -16.18%      0.00%
  Oncore Lite......................        5,370    $   6.066974   $     32,582      1.4%      -16.18%      0.00%
                                     ------------                  ------------
                                         737,136                   $  5,880,581
                                     ------------                  ------------
2001
  Top I............................        1,074    $  12.634695   $     13,575      1.1%      -30.05%      0.00%
  Top Tradition....................      148,637    $  12.634695   $  1,877,988      1.1%      -30.05%      0.00%
  Top Plus.........................       95,273    $  13.657853   $  1,301,228      0.9%      -29.91%      0.00%
  Investar Vision & Top Spectrum...       28,137    $  11.113392   $    312,702      1.4%      -30.26%      0.00%
  Top Explorer.....................      110,579    $  10.872126   $  1,202,225      1.3%      -30.19%      0.00%
  Oncore & Firstar Oncore Flex.....       24,799    $   7.221789   $    179,092      1.5%      -30.33%      0.00%
  Oncore & Firstar Oncore Value....       55,262    $   7.322572   $    404,657      0.9%      -29.91%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      218,498    $   7.238439   $  1,581,584      1.4%      -30.26%      0.00%
  Oncore & Firstar Oncore Xtra.....       96,639    $   7.238439   $    699,512      1.4%      -30.26%      0.00%
  Oncore Lite......................          462    $   7.238439   $      3,344      1.4%      -16.18%      0.00%     4/17/01
                                     ------------                  ------------
                                         779,360                   $  7,575,907
                                     ------------                  ------------
2000
  Top I............................        3,990    $  18.062290   $     72,073      1.1%      -31.03%      0.00%
  Top Tradition....................      174,381    $  18.062290   $  3,149,720      1.1%      -31.03%      0.00%
  Top Plus.........................      108,743    $  19.486046   $  2,118,963      0.9%      -30.89%      0.00%
  Investar Vision & Top Spectrum...       29,995    $  15.935073   $    477,965      1.4%      -31.23%      0.00%
  Top Explorer.....................      116,395    $  15.573608   $  1,812,693      1.3%      -31.16%      0.00%
  Oncore Flex......................       26,179    $  10.365343   $    271,349      1.5%      -31.30%      0.00%
  Oncore Value.....................       48,950    $  10.447321   $    511,394      0.9%      -30.89%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      197,934    $  10.378919   $  2,054,350      1.4%      -31.23%      0.00%
  Oncore & Firstar Oncore Xtra.....       76,331    $  10.378919   $    792,233      1.4%      -31.23%      0.00%
                                     ------------                  ------------
                                         782,898                   $ 11,260,740
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SMALL CO. SUBACCOUNT (CONTINUED)
1999
  Top I............................          231    $  26.188124   $      6,049      1.1%      106.25%      0.00%
  Top Tradition....................      157,347    $  26.188124   $  4,120,621      1.1%      106.25%      0.00%
  Top Plus.........................      120,355    $  28.196610   $  3,393,612      0.9%      106.65%      0.00%
  Investar Vision & Top Spectrum...       29,582    $  23.172470   $    685,488      1.4%      105.64%      0.00%
  Top Explorer.....................      164,036    $  22.624490   $  3,711,241      1.3%      105.84%      0.00%
  Oncore Flex......................          108    $  15.087923   $      1,622      1.5%       50.88%      0.00%      9/1/99
  Oncore Value.....................        5,267    $  15.117443   $     79,623      0.9%       51.17%      0.00%      9/1/99
  Oncore Premier...................        1,315    $  15.092821   $     19,848      1.4%       50.93%      0.00%      9/1/99
                                     ------------                  ------------
                                         478,241                   $ 12,018,104
                                     ------------                  ------------
AGGRESSIVE GROWTH SUBACCOUNT
2003
  Top I............................          422    $   5.840646   $      2,466      1.1%       30.06%      0.00%
  Top Tradition....................      212,331    $   5.840646   $  1,240,151      1.1%       30.06%      0.00%
  Top Plus.........................       46,881    $   7.126951   $    334,120      0.9%       30.32%      0.00%
  Investar Vision & Top Spectrum...       32,512    $   5.493122   $    178,594      1.4%       29.68%      0.00%
  Top Explorer.....................       78,758    $   6.141509   $    483,694      1.3%       29.80%      0.00%
  Oncore Flex......................       24,163    $   4.677618   $    113,024      1.5%       29.55%      0.00%
  Oncore & Firstar Oncore Value....       68,946    $   4.789877   $    330,244      0.9%       30.32%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      197,271    $   4.696098   $    926,400      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Xtra.....      239,688    $   4.696098   $  1,125,598      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Lite.....        7,553    $   4.696098   $     35,468      1.4%       29.68%      0.00%
                                     ------------                  ------------
                                         908,525                   $  4,769,759
                                     ------------                  ------------
2002
  Top I............................          422    $   4.490665   $      1,897      1.1%      -28.70%      0.00%
  Top Tradition....................      214,617    $   4.490665   $    963,775      1.1%      -28.70%      0.00%
  Top Plus.........................       69,054    $   5.468849   $    377,648      0.9%      -28.56%      0.00%
  Investar Vision & Top Spectrum...       45,864    $   4.236001   $    194,281      1.4%      -28.91%      0.00%
  Top Explorer.....................       96,543    $   4.731338   $    456,778      1.3%      -28.84%      0.00%
  Oncore Flex......................       32,552    $   3.610684   $    117,536      1.5%      -28.98%      0.00%
  Oncore & Firstar Oncore Value....       76,997    $   3.675501   $    283,001      0.9%      -28.56%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      210,910    $   3.621377   $    763,783      1.4%      -28.91%      0.00%
  Oncore & Firstar Oncore Xtra.....      279,017    $   3.621377   $  1,010,424      1.4%      -28.91%      0.00%
  Oncore & Firstar Oncore Lite.....        3,972    $   3.621377   $     14,383      1.4%      -28.91%      0.00%
                                     ------------                  ------------
                                       1,029,948                   $  4,183,506
                                     ------------                  ------------
2001
  Top I............................          423    $   6.298389   $      2,662      1.1%      -32.56%      1.00%
  Top Tradition....................      220,085    $   6.298389   $  1,386,181      1.1%      -32.56%      1.02%
  Top Plus.........................       80,930    $   7.655137   $    619,527      0.9%      -32.43%      1.00%
  Investar Vision & Top Spectrum...       67,253    $   5.958895   $    400,752      1.4%      -32.76%      0.99%
  Top Explorer.....................      100,958    $   6.649110   $    671,282      1.3%      -32.69%      1.00%
  Oncore Flex......................       57,060    $   5.084258   $    290,109      1.5%      -32.83%      0.77%
  Oncore & Firstar Oncore Value....      140,922    $   5.144865   $    725,023      0.9%      -32.43%      1.14%
  Oncore & Firstar Oncore
     Premier.......................      272,824    $   5.094282   $  1,389,843      1.4%      -32.76%      1.13%
  Oncore & Firstar Oncore Xtra.....      257,022    $   5.094282   $  1,309,344      1.4%      -32.76%      1.13%
  Oncore & Firstar Oncore Lite.....        4,818    $   5.094282   $     24,546      1.4%      -11.64%      1.13%     4/17/01
                                     ------------                  ------------
                                       1,202,295                   $  6,819,269
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
AGGRESSIVE GROWTH SUBACCOUNT (CONTINUED)
2000
  Top I............................          628    $   9.339276   $      5,869      1.1%      -28.13%      0.00%
  Top Tradition....................      241,489    $   9.339276   $  2,255,337      1.1%      -28.13%      0.00%
  Top Plus.........................       90,624    $  11.328412   $  1,026,621      0.9%      -27.99%      0.00%
  Investar Vision & Top Spectrum...       84,382    $   8.862361   $    747,822      1.4%      -28.35%      0.00%
  Top Explorer.....................      115,261    $   9.879018   $  1,138,669      1.3%      -28.28%      0.00%
  Oncore Flex......................      112,492    $   7.569085   $    851,462      1.5%      -24.31%      0.00%      1/4/00
  Oncore & Firstar Oncore Value....      112,907    $   7.613596   $    859,628      0.9%      -23.86%      0.00%      1/4/00
  Oncore & Firstar Oncore
     Premier.......................      216,393    $   7.576461   $  1,639,490      1.4%      -24.24%      0.00%      1/4/00
  Oncore & Firstar Oncore Xtra.....      213,185    $   7.576461   $  1,615,186      1.4%      -24.24%      0.00%      1/4/00
                                     ------------                  ------------
                                       1,187,361                   $ 10,140,084
                                     ------------                  ------------
1999
  Top Tradition....................      191,692    $  12.995269   $  2,491,084      1.1%        4.61%      0.00%
  Top Plus.........................       98,740    $  15.731920   $  1,553,372      0.9%        4.81%      0.00%
  Investar Vision & Top Spectrum...       91,755    $  12.368283   $  1,134,836      1.4%        4.30%      0.00%
  Top Explorer.....................       85,202    $  13.773504   $  1,173,532      1.3%        4.40%      0.00%
                                     ------------                  ------------
                                         467,389                   $  6,352,824
                                     ------------                  ------------
SMALL CAP GROWTH SUBACCOUNT
2003
  Top I............................       13,349    $   7.003370   $     93,489      1.1%       43.77%      0.00%
  Top Tradition....................      151,471    $  10.372684   $  1,571,165      1.1%       43.77%      0.00%
  Top Plus.........................       76,690    $  10.517403   $    806,577      0.9%       44.05%      0.00%
  Investar Vision & Top Spectrum...        2,693    $   6.917226   $     18,628      1.4%       43.34%      0.00%
  Top Explorer.....................      100,526    $  12.139983   $  1,220,389      1.3%       43.48%      0.00%
  Oncore Flex......................        5,613    $   4.598419   $     25,810      1.5%       43.20%      0.00%
  Oncore & Firstar Oncore Value....       95,546    $   4.699759   $    449,042      0.9%       44.05%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      186,335    $   4.615120   $    859,956      1.4%       43.34%      0.00%
  Oncore & Firstar Oncore Xtra.....      173,566    $   4.615120   $    801,026      1.4%       43.34%      0.00%
  Oncore Lite......................       33,717    $   4.615120   $    155,609      1.4%       43.34%      0.00%
                                     ------------                  ------------
                                         839,506                   $  6,001,691
                                     ------------                  ------------
2002
  Top I............................        3,365    $   4.871298   $     16,390      1.1%      -29.90%      0.00%
  Top Tradition....................      174,699    $   7.214868   $  1,260,430      1.1%      -29.90%      0.00%
  Top Plus.........................       84,761    $   7.301096   $    618,849      0.9%      -29.76%      0.00%
  Top Spectrum.....................        2,950    $   4.825638   $     14,236      1.4%      -30.10%      0.00%
  Top Explorer.....................      105,060    $   8.460821   $    888,896      1.3%      -30.03%      0.00%
  Oncore Flex......................        5,620    $   3.211139   $     18,047      1.5%      -30.17%      0.00%
  Oncore & Firstar Oncore Value....       67,854    $   3.262529   $    221,375      0.9%      -29.76%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      141,646    $   3.219625   $    456,048      1.4%      -30.10%      0.00%
  Oncore & Firstar Oncore Xtra.....      124,440    $   3.219625   $    400,650      1.4%      -30.10%      0.00%
  Oncore Lite......................        4,883    $   3.219625   $     15,720      1.4%      -30.10%      0.00%
                                     ------------                  ------------
                                         715,278                   $  3,910,641
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
SMALL CAP GROWTH SUBACCOUNT (CONTINUED)
2001
  Top I............................        5,020    $   6.948667   $     34,881      1.1%      -40.16%      0.00%
  Top Tradition....................      201,045    $  10.291639   $  2,069,080      1.1%      -40.16%      0.00%
  Top Plus.........................       91,360    $  10.393992   $    949,598      0.9%      -40.04%      0.00%
  Top Spectrum.....................        3,437    $   6.904016   $     23,729      1.4%      -40.34%      0.00%
  Top Explorer.....................      128,754    $  12.092892   $  1,557,011      1.3%      -40.28%      0.00%
  Oncore Flex......................       12,441    $   4.598712   $     57,214      1.5%      -40.40%      0.00%
  Oncore & Firstar Oncore Value....       63,172    $   4.644610   $    293,411      0.9%      -40.04%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      208,184    $   4.606304   $    958,963      1.4%      -40.34%      0.00%
  Oncore & Firstar Oncore Xtra.....      108,841    $   4.606304   $    501,356      1.4%      -40.34%      0.00%
  Oncore Lite......................        4,469    $   4.606304   $     20,577      1.4%      -10.08%      0.00%     4/17/01
                                     ------------                  ------------
                                         826,723                   $  6,465,820
                                     ------------                  ------------
2000
  Top I............................       11,912    $  11.612578   $    138,335      1.1%      -17.77%      0.00%
  Top Tradition....................      251,363    $  17.199343   $  4,323,280      1.1%      -17.77%      0.00%
  Top Plus.........................      119,766    $  17.335694   $  2,076,222      0.9%      -17.61%      0.00%
  Investar Vision & Top Spectrum...        4,530    $  11.572586   $     52,419      1.4%      -18.02%      0.00%
  Top Explorer.....................      147,773    $  20.250022   $  2,992,413      1.3%      -17.94%      0.00%
  Oncore Flex......................       17,124    $   7.716092   $    132,132      1.5%      -22.84%      0.00%      5/1/00
  Oncore Value.....................       54,345    $   7.746548   $    420,986      0.9%      -22.53%      0.00%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................      138,627    $   7.721140   $  1,070,358      1.4%      -22.79%      0.00%      5/1/00
  Oncore & Firstar Oncore Xtra.....       34,647    $   7.721140   $    267,514      1.4%      -22.79%      0.00%      5/1/00
                                     ------------                  ------------
                                         780,087                   $ 11,473,659
                                     ------------                  ------------
1999
  Top I............................          784    $  14.122842   $     11,057      1.1%       41.23%      0.00%     11/1/99
  Top Tradition....................      202,849    $  20.917283   $  4,243,056      1.1%      102.72%      0.00%
  Top Plus.........................      110,748    $  21.041443   $  2,330,303      0.9%      103.12%      0.00%
  Top Spectrum.....................        1,003    $  14.116011   $     14,161      1.4%       41.16%      0.00%     11/1/99
  Top Explorer.....................      122,649    $  24.676170   $  3,026,504      1.3%      102.32%      0.00%
                                     ------------                  ------------
                                         438,033                   $  9,625,081
                                     ------------                  ------------
MID CAP OPPORTUNITY SUBACCOUNT
2003
  Top I............................        7,168    $  10.967734   $     78,614      1.1%       44.75%      0.04%
  Top Tradition....................      582,520    $  19.093264   $ 11,122,204      1.1%       44.75%      0.04%
  Top Plus.........................      267,784    $  19.359387   $  5,184,130      0.9%       45.04%      0.04%
  Investar Vision & Top Spectrum...        4,665    $  12.217876   $     57,000      1.4%       44.32%      0.04%
  Top Explorer.....................      454,152    $  19.111464   $  8,679,515      1.3%       44.47%      0.04%
  Oncore & Firstar Oncore Flex.....       13,825    $  12.149723   $    167,969      1.5%       44.18%      0.04%
  Oncore & Firstar Oncore Value....      299,086    $  12.565438   $  3,758,150      0.9%       45.04%      0.04%
  Oncore & Firstar Oncore
     Premier.......................      738,274    $  12.217876   $  9,020,134      1.4%       44.32%      0.04%
  Oncore & Firstar Oncore Xtra.....      387,378    $  12.217876   $  4,732,941      1.4%       44.32%      0.04%
  Oncore & Firstar Oncore Lite.....       47,347    $  12.217876   $    578,480      1.4%       44.32%      0.04%
                                     ------------                  ------------
                                       2,802,199                   $ 43,379,137
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MID CAP OPPORTUNITY SUBACCOUNT (CONTINUED)
2002
  Top I............................       18,199    $   7.576987   $    137,895      1.1%      -26.44%      0.00%
  Top Tradition....................      616,115    $  13.190461   $  8,126,842      1.1%      -26.44%      0.00%
  Top Plus.........................      300,119    $  13.347926   $  4,005,969      0.9%      -26.29%      0.00%
  Investar Vision & Top Spectrum...        3,301    $   8.465667   $     27,947      1.4%      -26.66%      0.00%
  Top Explorer.....................      522,652    $  13.229122   $  6,914,227      1.3%      -26.58%      0.00%
  Oncore & Firstar Oncore Flex.....       21,042    $   8.426738   $    177,314      1.5%      -26.73%      0.00%
  Oncore & Firstar Oncore Value....      294,737    $   8.663624   $  2,553,489      0.9%      -26.29%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      794,097    $   8.465667   $  6,722,556      1.4%      -26.66%      0.00%
  Oncore & Firstar Oncore Xtra.....      376,288    $   8.465667   $  3,185,525      1.4%      -26.66%      0.00%
  Oncore & Firstar Oncore Lite.....       29,735    $   8.465667   $    251,730      1.4%      -26.66%      0.00%
                                     ------------                  ------------
                                       2,976,285                   $ 32,103,494
                                     ------------                  ------------
2001
  Top I............................       16,457    $  10.300307   $    169,511      1.1%      -13.79%      1.27%
  Top Tradition....................      694,773    $  17.931371   $ 12,458,235      1.1%      -13.79%      1.26%
  Top Plus.........................      363,743    $  18.109480   $  6,587,204      0.9%      -13.61%      1.26%
  Investar Vision & Top Spectrum...        5,613    $  11.542658   $     64,788      1.4%      -14.04%      1.30%
  Top Explorer.....................      603,213    $  18.019610   $ 10,869,659      1.3%      -13.96%      1.26%
  Oncore & Firstar Oncore Flex.....       27,193    $  11.500928   $    312,744      1.5%      -14.13%      1.29%
  Oncore & Firstar Oncore Value....      304,951    $  11.754163   $  3,584,444      0.9%      -13.61%      1.28%
  Oncore & Firstar Oncore
     Premier.......................      944,476    $  11.542658   $ 10,901,770      1.4%      -14.04%      1.30%
  Oncore & Firstar Oncore Xtra.....      461,170    $  11.542658   $  5,323,123      1.4%      -14.04%      1.30%
  Oncore & Firstar Oncore Lite.....       15,551    $  11.542658   $    179,500      1.4%       -7.94%      1.30%     4/17/01
                                     ------------                  ------------
                                       3,437,140                   $ 50,450,978
                                     ------------                  ------------
2000
  Top I............................       16,864    $  11.965743   $    201,784      1.1%       -9.43%      0.00%
  Top Tradition....................      737,706    $  20.830667   $ 15,366,908      1.1%       -9.43%      0.00%
  Top Plus.........................      392,942    $  20.995669   $  8,250,089      0.9%       -9.25%      0.00%
  Investar Vision & Top Spectrum...        6,600    $  13.449095   $     88,763      1.4%       -9.70%      0.00%
  Top Explorer.....................      645,124    $  20.974918   $ 13,531,428      1.3%       -9.61%      0.00%
  Oncore & Firstar Oncore Flex.....       24,474    $  13.413788   $    328,288      1.5%       -9.79%      0.00%
  Oncore & Firstar Oncore Value....      285,102    $  13.627481   $  3,885,229      0.9%       -9.25%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      810,776    $  13.449095   $ 10,904,207      1.4%       -9.70%      0.00%
  Oncore & Firstar Oncore Xtra.....      330,940    $  13.449095   $  4,450,838      1.4%       -9.70%      0.00%
                                     ------------                  ------------
                                       3,250,528                   $ 57,007,534
                                     ------------                  ------------
1999
  Top I............................        1,630    $  13.191296   $     21,497      1.1%       31.91%      0.00%     11/1/99
  Top Tradition....................      756,196    $  22.964177   $ 17,365,444      1.1%       60.48%      0.21%
  Top Plus.........................      408,286    $  23.100411   $  9,431,576      0.9%       60.80%      0.22%
  Investar Vision..................          240    $  14.870514   $      3,573      1.4%       31.85%      0.17%     11/1/99
  Top Explorer.....................      617,635    $  23.168879   $ 14,309,911      1.3%       60.17%      0.23%
  Oncore & Firstar Oncore Flex.....        8,452    $  14.846078   $    125,480      1.5%       59.85%      0.20%
  Oncore & Firstar Oncore Value....      129,893    $  14.993591   $  1,947,557      0.9%       60.80%      0.15%
  Oncore & Firstar Oncore
     Premier.......................      394,940    $  14.870514   $  5,872,954      1.4%       60.01%      0.17%
  Oncore Xtra......................        2,199    $  14.870514   $     32,702      1.4%       31.85%      0.17%     11/1/99
                                     ------------                  ------------
                                       2,319,471                   $ 49,110,694
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
S&P 500 INDEX SUBACCOUNT
2003
  Top I............................       10,513    $   8.224458   $     86,462      1.1%       26.45%      1.15%
  Top Tradition....................      986,495    $  15.437040   $ 15,228,556      1.1%       26.45%      1.20%
  Top Plus.........................      386,328    $  15.652148   $  6,046,868      0.9%       26.70%      1.18%
  Investar Vision & Top Spectrum...      160,544    $  10.394851   $  1,668,828      1.4%       26.08%      1.18%
  Top Explorer.....................      824,604    $  14.875317   $ 12,266,244      1.3%       26.20%      1.20%
  Oncore & Firstar Oncore Flex.....      129,328    $  10.053229   $  1,300,164      1.5%       25.95%      1.11%
  Oncore & Firstar Oncore Value....      664,592    $  10.397150   $  6,909,862      0.9%       26.70%      1.24%
  Oncore & Firstar Oncore
     Premier.......................    2,952,652    $  10.109565   $ 29,850,032      1.4%       26.08%      1.24%
  Oncore & Firstar Oncore Xtra.....    1,741,329    $  10.109565   $ 17,604,081      1.4%       26.08%      1.24%
  Oncore & Firstar Oncore Lite.....      313,876    $  10.109565   $  3,173,153      1.4%       26.08%      1.24%
                                     ------------                  ------------
                                       8,170,261                   $ 94,134,249
                                     ------------                  ------------
2002
  Top I............................       18,843    $   6.504141   $    122,555      1.1%      -23.47%      1.09%
  Top Tradition....................    1,062,848    $  12.208071   $ 12,975,329      1.1%      -23.47%      1.09%
  Top Plus.........................      454,870    $  12.353754   $  5,619,351      0.9%      -23.32%      1.08%
  Investar Vision & Top Spectrum...      189,257    $   8.244948   $  1,560,417      1.4%      -23.70%      1.07%
  Top Explorer.....................      888,209    $  11.787111   $ 10,469,416      1.3%      -23.62%      1.09%
  Oncore & Firstar Oncore Flex.....      243,608    $   7.981824   $  1,944,432      1.5%      -23.77%      1.10%
  Oncore & Firstar Oncore Value....      598,915    $   8.206149   $  4,914,786      0.9%      -23.32%      1.10%
  Oncore & Firstar Oncore
     Premier.......................    2,645,161    $   8.018669   $ 21,210,670      1.4%      -23.70%      1.11%
  Oncore & Firstar Oncore Xtra.....    1,486,199    $   8.018669   $ 11,917,339      1.4%      -23.70%      1.11%
  Oncore & Firstar Oncore Lite.....      128,490    $   8.018669   $  1,030,320      1.4%      -23.70%      1.11%
                                     ------------                  ------------
                                       7,716,400                   $ 71,764,615
                                     ------------                  ------------
2001
  Top I............................       13,014    $   8.499003   $    110,605      1.1%      -14.28%      2.08%
  Top Tradition....................    1,203,210    $  15.952375   $ 19,194,063      1.1%      -14.28%      2.03%
  Top Plus.........................      568,161    $  16.110753   $  9,153,499      0.9%      -14.11%      2.03%
  Investar Vision & Top Spectrum...      261,808    $  10.805793   $  2,829,042      1.4%      -14.53%      2.00%
  Top Explorer.....................    1,009,929    $  15.432853   $ 15,586,092      1.3%      -14.45%      2.03%
  Oncore & Firstar Oncore Flex.....      267,760    $  10.471290   $  2,803,792      1.5%      -14.62%      2.02%
  Oncore & Firstar Oncore Value....      662,230    $  10.701790   $  7,087,049      0.9%      -14.11%      2.06%
  Oncore & Firstar Oncore
     Premier.......................    2,803,334    $  10.509245   $ 29,460,937      1.4%      -14.53%      2.09%
  Oncore & Firstar Oncore Xtra.....    1,463,282    $  10.509245   $ 15,377,990      1.4%      -14.53%      2.09%
  Oncore & Firstar Oncore Lite.....       38,672    $  10.509245   $    406,397      1.4%       -4.95%      2.09%     4/17/01
                                     ------------                  ------------
                                       8,291,400                   $102,009,466
                                     ------------                  ------------
2000
  Top I............................       11,098    $   9.914556   $    110,030      1.1%      -10.63%      3.21%
  Top Tradition....................    1,352,791    $  18.609337   $ 25,174,553      1.1%      -10.63%      3.06%
  Top Plus.........................      643,310    $  18.756672   $ 12,066,352      0.9%      -10.45%      3.08%
  Investar Vision & Top Spectrum...      319,015    $  12.643266   $  4,033,395      1.4%      -10.89%      3.09%
  Top Explorer.....................    1,087,800    $  18.039198   $ 19,623,045      1.3%      -10.81%      3.09%
  Oncore & Firstar Oncore Flex.....      248,461    $  12.264063   $  3,047,147      1.5%      -10.98%      3.27%
  Oncore & Firstar Oncore Value....      622,336    $  12.459375   $  7,753,913      0.9%      -10.45%      3.30%
  Oncore & Firstar Oncore
     Premier.......................    2,439,899    $  12.296307   $ 30,001,732      1.4%      -10.89%      3.38%
  Oncore & Firstar Oncore Xtra.....      546,889    $  12.296307   $  6,724,719      1.4%      -10.89%      3.38%
                                     ------------                  ------------
                                       7,271,599                   $108,534,886
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
S&P 500 INDEX SUBACCOUNT (CONTINUED)
1999
  Top I............................        4,722    $  11.093933   $     52,391      1.1%       10.94%      0.91%     11/1/99
  Top Tradition....................    1,516,466    $  20.822980   $ 31,577,346      1.1%       24.26%      2.61%
  Top Plus.........................      682,513    $  20.946479   $ 14,296,240      0.9%       24.51%      2.48%
  Investar Vision & Top Spectrum...      324,817    $  14.189120   $  4,608,872      1.4%       23.89%      5.84%
  Top Explorer.....................    1,108,627    $  20.224865   $ 22,421,833      1.3%       24.02%      1.89%
  Oncore & Firstar Oncore Flex.....      168,968    $  13.777077   $  2,327,880      1.5%       23.77%      2.88%
  Oncore & Firstar Oncore Value....      382,424    $  13.913990   $  5,321,045      0.9%       24.51%      2.87%
  Oncore & Firstar Oncore
     Premier.......................    1,489,674    $  13.799740   $ 20,557,105      1.4%       23.89%      3.00%
  Oncore Xtra......................       19,198    $  13.799740   $    264,928      1.4%       10.89%      3.00%     11/1/99
                                     ------------                  ------------
                                       5,697,409                   $101,427,640
                                     ------------                  ------------
SOCIAL AWARENESS SUBACCOUNT (NOTE
  5)
2002
  Top Tradition....................       20,531    $   5.388262   $    110,627      1.1%      -29.10%      0.00%
  Top Plus.........................       15,048    $   5.452617   $     82,053      0.9%      -28.95%      0.00%
  Top Explorer.....................       50,017    $   5.684032   $    284,294      1.3%      -29.24%      0.00%
                                     ------------                  ------------
                                          85,596                   $    476,974
                                     ------------                  ------------
2001
  Top Tradition....................       21,057    $   7.599331   $    160,020      1.1%      -20.66%      0.00%
  Top Plus.........................       16,390    $   7.674852   $    125,794      0.9%      -20.50%      0.00%
  Top Explorer.....................       53,593    $   8.032375   $    430,478      1.3%      -20.82%      0.00%
                                     ------------                  ------------
                                          91,040                   $    716,292
                                     ------------                  ------------
2000
  Top Tradition....................       21,518    $   9.577874   $    206,094      1.1%      -13.73%      0.00%
  Top Plus.........................       19,612    $   9.653780   $    189,325      0.9%      -13.56%      0.00%
  Top Explorer.....................       59,733    $  10.143870   $    605,933      1.3%      -13.90%      0.00%
                                     ------------                  ------------
                                         100,863                   $  1,001,352
                                     ------------                  ------------
1999
  Top Tradition....................       25,584    $  11.102565   $    284,044      1.1%       16.41%      0.47%
  Top Plus.........................       26,823    $  11.168486   $    299,579      0.9%       16.64%      0.41%
  Top Explorer.....................       60,486    $  11.781890   $    712,646      1.3%       16.18%      0.45%
                                     ------------                  ------------
                                         112,893                   $  1,296,269
                                     ------------                  ------------
FIRSTAR GROWTH & INCOME SUBACCOUNT
  (NOTE 5)
2000
  Investar Vision & Top Spectrum...       94,714    $  11.318949   $  1,072,062      1.4%        2.71%      0.02%
  Firstar Oncore Flex..............        5,963    $  10.224576   $     60,971      1.5%        2.61%      0.02%
  Firstar Oncore Value.............        2,643    $  10.340988   $     27,332      0.9%        3.22%      0.02%
  Firstar Oncore Premier...........       59,395    $  10.243841   $    608,432      1.4%        2.71%      0.05%
  Firstar Oncore Xtra..............       55,871    $  10.243841   $    572,334      1.4%        2.71%      0.05%
                                     ------------                  ------------
                                         218,586                   $  2,341,131
                                     ------------                  ------------
1999
  Investar Vision & Top Spectrum...       99,834    $  11.020029   $  1,100,179      1.4%        0.36%      1.24%
  Firstar Oncore Flex..............        3,709    $   9.964343   $     36,955      1.5%       -0.36%      0.12%      1/3/99
  Firstar Oncore Value.............        1,820    $  10.018395   $     18,238      0.9%        0.18%      0.05%      1/3/99
  Firstar Oncore Premier...........        5,601    $   9.973311   $     55,863      1.4%       -0.27%      0.60%      1/3/99
                                     ------------                  ------------
                                         110,964                   $  1,211,235
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
RELATIVE VALUE SUBACCOUNT (NOTE 5)
2000
  Investar Vision & Top Spectrum...      508,130    $  15.071414   $  7,658,243      1.4%       -5.55%      0.94%
  Firstar Oncore Flex..............       19,072    $  10.016180   $    191,026      1.5%       -5.64%      1.00%
  Firstar Oncore Value.............       43,218    $  10.130181   $    437,805      0.9%       -5.08%      0.97%
  Firstar Oncore Premier...........      265,284    $  10.035045   $  2,662,140      1.4%       -5.55%      1.05%
  Firstar Oncore Xtra..............       14,497    $  10.035045   $    145,480      1.4%       -5.55%      1.05%
                                     ------------                  ------------
                                         850,201                   $ 11,094,694
                                     ------------                  ------------
1999
  Investar Vision & Top Spectrum...      630,191    $  15.956711   $ 10,055,771      1.4%        5.95%      0.82%
  Firstar Oncore Flex..............       10,857    $  10.614952   $    115,244      1.5%        6.15%      0.78%      1/3/99
  Firstar Oncore Value.............       39,250    $  10.672522   $    418,893      0.9%        6.73%      0.76%      1/3/99
  Firstar Oncore Premier...........      121,452    $  10.624504   $  1,290,362      1.4%        6.25%      0.93%      1/3/99
                                     ------------                  ------------
                                         801,750                   $ 11,880,270
                                     ------------                  ------------
BLUE CHIP SUBACCOUNT
2003
  Top I............................        1,543    $   9.788494   $     15,100      1.1%       25.21%      1.35%
  Top Tradition....................       57,233    $   9.788494   $    560,226      1.1%       25.21%      1.37%
  Top Plus.........................        9,843    $   9.869589   $     97,150      0.9%       25.45%      1.45%
  Investar Vision & Top Spectrum...        5,708    $   9.896131   $     56,486      1.4%       24.84%      1.43%
  Top Explorer.....................       36,165    $   9.708148   $    351,100      1.3%       24.96%      1.39%
  Oncore & Firstar Oncore Flex.....       77,873    $   9.840980   $    766,351      1.5%       24.71%      1.52%
  Oncore & Firstar Oncore Value....      134,460    $  10.177576   $  1,368,474      0.9%       25.45%      1.40%
  Oncore & Firstar Oncore
     Premier.......................      835,051    $   9.896131   $  8,263,770      1.4%       24.84%      1.43%
  Oncore & Firstar Oncore Xtra.....      970,247    $   9.896131   $  9,601,690      1.4%       24.84%      1.43%
  Oncore & Firstar Oncore Lite.....      160,032    $   9.896131   $  1,583,696      1.4%       24.84%      1.43%
                                     ------------                  ------------
                                       2,288,155                   $ 22,664,043
                                     ------------                  ------------
2002
  Top I............................        1,543    $   7.817892   $     12,064      1.1%      -20.31%      0.88%
  Top Tradition....................       47,593    $   7.817892   $    372,077      1.1%      -20.31%      0.90%
  Top Plus.........................        2,729    $   7.867097   $     21,472      0.9%      -20.15%      0.80%
  Investar Vision..................          198    $   7.927309   $      1,570      1.4%      -20.54%      0.94%
  Top Explorer.....................       22,003    $   7.769060   $    170,939      1.3%      -20.47%      0.86%
  Oncore Flex......................       25,179    $   7.890890   $    198,687      1.5%      -20.62%      0.93%
  Oncore & Firstar Oncore Value....       76,041    $   8.112600   $    616,891      0.9%      -20.15%      0.89%
  Oncore & Firstar Oncore
     Premier.......................      396,963    $   7.927309   $  3,146,839      1.4%      -20.54%      0.94%
  Oncore & Firstar Oncore Xtra.....      474,853    $   7.927309   $  3,764,310      1.4%      -20.54%      0.94%
  Oncore & Firstar Oncore Lite.....       30,308    $   7.927309   $    240,263      1.4%      -20.54%      0.94%
                                     ------------                  ------------
                                       1,077,410                   $  8,545,112
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BLUE CHIP SUBACCOUNT (CONTINUED)
2001
  Top I............................        1,544    $   9.810085   $     15,142      1.1%       -5.27%      0.33%
  Top Tradition....................       42,464    $   9.810085   $    416,576      1.1%       -5.27%      0.80%
  Top Plus.........................        6,350    $   9.852275   $     62,562      0.9%       -5.08%      0.72%
  Investar Vision..................          198    $   9.976974   $      1,975      1.4%       -5.56%      0.67%
  Top Explorer.....................       29,931    $   9.768135   $    292,374      1.3%       -5.46%      0.69%
  Oncore Flex......................       27,221    $   9.940933   $    270,606      1.5%       -5.65%      0.63%
  Oncore & Firstar Oncore Value....       76,008    $  10.159728   $    772,224      0.9%       -5.08%      0.60%
  Oncore & Firstar Oncore
     Premier.......................      377,958    $   9.976974   $  3,770,875      1.4%       -5.56%      0.67%
  Oncore & Firstar Oncore Xtra.....      261,426    $   9.976974   $  2,608,236      1.4%       -5.56%      0.67%
  Oncore & Firstar Oncore Lite.....        9,624    $   9.976974   $     96,017      1.4%       -2.03%      0.67%     4/17/01
                                     ------------                  ------------
                                         832,724                   $  8,306,587
                                     ------------                  ------------
2000
  Top Tradition....................       10,270    $  10.356214   $    106,358      1.1%       -0.02%      0.65%
  Top Plus.........................          581    $  10.380054   $      6,029      0.9%        0.17%      0.51%
  Top Explorer.....................       11,343    $  10.332472   $    117,199      1.3%       -0.22%      0.63%
  Oncore & Firstar Oncore Flex.....       23,516    $  10.536154   $    247,764      1.5%       -0.42%      0.56%
  Oncore & Firstar Oncore Value....       76,020    $  10.703991   $    813,712      0.9%        0.17%      0.54%
  Oncore & Firstar Oncore
     Premier.......................      300,101    $  10.563874   $  3,170,244      1.4%       -0.32%      0.61%
  Oncore & Firstar Oncore Xtra.....       64,820    $  10.563874   $    684,753      1.4%       -0.32%      0.61%
                                     ------------                  ------------
                                         486,651                   $  5,146,059
                                     ------------                  ------------
1999
  Top Tradition....................          699    $  10.358691   $      7,243      1.1%        3.59%      0.01%     11/1/99
  Oncore & Firstar Oncore Flex.....       17,773    $  10.580255   $    188,044      1.5%        4.40%      0.50%
  Oncore & Firstar Oncore Value....       58,612    $  10.685458   $    626,293      0.9%        5.02%      0.52%
  Oncore & Firstar Oncore
     Premier.......................      188,358    $  10.597676   $  1,996,165      1.4%        4.50%      0.58%
                                     ------------                  ------------
                                         265,442                   $  2,817,745
                                     ------------                  ------------
EQUITY INCOME SUBACCOUNT (NOTE 5)
2002
  Top Tradition....................       10,408    $   6.447392   $     67,105      1.1%      -21.74%      1.32%
  Top Plus.........................       11,034    $   6.487970   $     71,587      0.9%      -21.58%      1.35%
  Investar Vision & Top Spectrum...        4,484    $   7.194067   $     32,260      1.4%      -21.97%      1.38%
  Top Explorer.....................       10,580    $   6.407080   $     67,786      1.3%      -21.89%      1.26%
  Oncore & Firstar Oncore Flex.....       23,385    $   7.160990   $    167,461      1.5%      -22.05%      1.52%
  Oncore & Firstar Oncore Value....       66,432    $   7.362248   $    489,091      0.9%      -21.58%      1.28%
  Oncore & Firstar Oncore
     Premier.......................      505,254    $   7.194067   $  3,634,836      1.4%      -21.97%      1.38%
  Oncore & Firstar Oncore Xtra.....      399,504    $   7.194067   $  2,874,056      1.4%      -21.97%      1.38%
  Oncore & Firstar Oncore Lite.....       81,631    $   7.194067   $    587,256      1.4%      -21.97%      1.38%
                                     ------------                  ------------
                                       1,112,712                   $  7,991,438
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
EQUITY INCOME SUBACCOUNT (NOTE 5) (CONTINUED)
2001
  Top Tradition....................       11,904    $   8.238360   $     98,072      1.1%      -12.79%      1.41%
  Top Plus.........................       11,174    $   8.273785   $     92,450      0.9%      -12.61%      1.37%
  Investar Vision & Top Spectrum...        4,485    $   9.219791   $     41,355      1.4%      -13.05%      1.48%
  Top Explorer.....................       14,443    $   8.203088   $    118,478      1.3%      -12.96%      1.34%
  Oncore & Firstar Oncore Flex.....       13,322    $   9.186470   $    122,384      1.5%      -13.13%      1.36%
  Oncore & Firstar Oncore Value....       90,357    $   9.388717   $    848,338      0.9%      -12.61%      1.37%
  Oncore & Firstar Oncore
     Premier.......................      516,754    $   9.219791   $  4,764,365      1.4%      -13.05%      1.48%
  Oncore & Firstar Oncore Xtra.....      302,814    $   9.219791   $  2,791,873      1.4%      -13.05%      1.48%
  Oncore & Firstar Oncore Lite.....       36,875    $   9.219791   $    339,979      1.4%       -4.10%      1.48%     4/17/01
                                     ------------                  ------------
                                       1,002,128                   $  9,217,294
                                     ------------                  ------------
2000
  Top Tradition....................        9,063    $   9.446303   $     85,608      1.1%      -13.44%      1.30%
  Top Plus.........................        9,822    $   9.468049   $     92,991      0.9%      -13.27%      1.47%
  Top Spectrum.....................          355    $  10.603247   $      3,769      1.4%      -13.70%      1.42%
  Top Explorer.....................       14,934    $   9.424613   $    140,748      1.3%      -13.61%      1.48%
  Oncore & Firstar Oncore Flex.....       10,884    $  10.575427   $    115,103      1.5%      -13.78%      1.19%
  Oncore & Firstar Oncore Value....       84,515    $  10.743908   $    908,019      0.9%      -13.27%      1.35%
  Oncore & Firstar Oncore
     Premier.......................      378,608    $  10.603247   $  4,014,477      1.4%      -13.70%      1.42%
  Oncore & Firstar Oncore Xtra.....      136,802    $  10.603247   $  1,450,549      1.4%      -13.70%      1.42%
                                     ------------                  ------------
                                         644,983                   $  6,811,264
                                     ------------                  ------------
1999
  Top Tradition....................        1,550    $  10.913281   $     16,910      1.1%        9.13%      0.20%     11/1/99
  Top Plus.........................          179    $  10.916683   $      1,956      0.9%        9.17%      0.19%     11/1/99
  Top Explorer.....................          390    $  10.909733   $      4,252      1.3%        9.10%      0.20%     11/1/99
  Oncore & Firstar Oncore Flex.....        6,924    $  12.266014   $     84,927      1.5%       16.94%      0.82%
  Oncore & Firstar Oncore Value....       23,261    $  12.387932   $    288,161      0.9%       17.64%      1.19%
  Oncore & Firstar Oncore
     Premier.......................      135,938    $  12.286197   $  1,670,172      1.4%       17.06%      1.17%
                                     ------------                  ------------
                                         168,242                   $  2,066,378
                                     ------------                  ------------
HIGH INCOME BOND SUBACCOUNT
2003
  Top I............................        2,432    $  12.171803   $     29,597      1.1%       21.45%      8.13%
  Top Tradition....................       36,128    $  12.171803   $    439,745      1.1%       21.45%      7.84%
  Top Plus.........................        6,539    $  12.272560   $     80,249      0.9%       21.69%      7.91%
  Investar Vision & Top Spectrum...        4,594    $  11.638098   $     53,463      1.4%       21.09%      7.77%
  Top Explorer.....................       27,234    $  12.071928   $    328,770      1.3%       21.21%      7.72%
  Oncore & Firstar Oncore Flex.....       24,151    $  11.573251   $    279,506      1.5%       20.97%      8.85%
  Oncore & Firstar Oncore Value....      203,555    $  11.968977   $  2,436,345      0.9%       21.69%      7.73%
  Oncore & Firstar Oncore
     Premier.......................      715,211    $  11.638098   $  8,323,702      1.4%       21.09%      7.77%
  Oncore & Firstar Oncore Xtra.....      658,534    $  11.638098   $  7,664,084      1.4%       21.09%      7.77%
  Oncore & Firstar Oncore Lite.....      270,586    $  11.638098   $  3,149,101      1.4%       21.09%      7.77%
                                     ------------                  ------------
                                       1,948,964                   $ 22,784,562
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
HIGH INCOME BOND SUBACCOUNT (CONTINUED)
2002
  Top I............................        2,413    $  10.021930   $     24,185      1.1%        2.81%      8.93%
  Top Tradition....................       27,079    $  10.021930   $    271,386      1.1%        2.81%     10.69%
  Top Plus.........................        1,748    $  10.084932   $     17,629      0.9%        3.02%      9.92%
  Investar Vision & Top Spectrum...          499    $   9.610925   $      4,794      1.4%        2.51%     10.29%
  Top Explorer.....................       26,410    $   9.959353   $    263,031      1.3%        2.61%     10.21%
  Oncore & Firstar Oncore Flex.....       20,238    $   9.566784   $    193,609      1.5%        2.41%      8.52%
  Oncore & Firstar Oncore Value....      165,141    $   9.835460   $  1,624,237      0.9%        3.02%     10.31%
  Oncore & Firstar Oncore
     Premier.......................      681,899    $   9.610925   $  6,553,679      1.4%        2.51%     10.29%
  Oncore & Firstar Oncore Xtra.....      514,987    $   9.610925   $  4,949,498      1.4%        2.51%     10.29%
  Oncore & Firstar Oncore Lite.....      113,924    $   9.610925   $  1,094,914      1.4%        2.51%     10.29%
                                     ------------                  ------------
                                       1,554,338                   $ 14,996,962
                                     ------------                  ------------
2001
  Top Tradition....................       20,599    $   9.747713   $    200,790      1.1%        3.14%     19.40%
  Top Plus.........................        1,024    $   9.789608   $     10,027      0.9%        3.34%     11.62%
  Top Explorer.....................       26,382    $   9.706019   $    256,060      1.3%        2.93%     14.51%
  Oncore & Firstar Oncore Flex.....       19,112    $   9.341858   $    178,542      1.5%        2.73%     14.34%
  Oncore & Firstar Oncore Value....      108,594    $   9.547443   $  1,036,793      0.9%        3.34%     13.05%
  Oncore & Firstar Oncore
     Premier.......................      649,708    $   9.375706   $  6,091,478      1.4%        2.83%     13.19%
  Oncore & Firstar Oncore Xtra.....      276,289    $   9.375706   $  2,590,404      1.4%        2.83%     13.19%
  Oncore & Firstar Oncore Lite.....       24,855    $   9.375706   $    233,030      1.4%        0.40%     13.19%     4/17/01
                                     ------------                  ------------
                                       1,126,563                   $ 10,597,124
                                     ------------                  ------------
2000
  Top Tradition....................        2,313    $   9.451224   $     21,860      1.1%       -8.11%      8.41%
  Top Plus.........................        5,564    $   9.472975   $     52,712      0.9%       -7.93%      6.77%
  Top Explorer.....................        4,941    $   9.429528   $     46,587      1.3%       -8.29%      7.13%
  Oncore & Firstar Oncore Flex.....       16,249    $   9.093761   $    147,765      1.5%       -8.47%      6.91%
  Oncore & Firstar Oncore Value....       80,540    $   9.238645   $    744,082      0.9%       -7.93%      6.95%
  Oncore & Firstar Oncore
     Premier.......................      380,980    $   9.117674   $  3,473,649      1.4%       -8.38%      7.08%
  Oncore & Firstar Oncore Xtra.....       63,827    $   9.117674   $    581,955      1.4%       -8.38%      7.08%
                                     ------------                  ------------
                                         554,414                   $  5,068,610
                                     ------------                  ------------
1999
  Top Tradition....................        1,173    $  10.285653   $     12,060      1.1%        2.86%      1.80%     11/1/99
  Oncore & Firstar Oncore Flex.....       12,856    $   9.935713   $    127,738      1.5%        0.54%      7.64%
  Oncore & Firstar Oncore Value....       43,953    $  10.034493   $    441,043      0.9%        1.14%      6.72%
  Oncore & Firstar Oncore
     Premier.......................      195,022    $   9.952059   $  1,940,881      1.4%        0.64%      7.46%
  Oncore Xtra......................        3,058    $   9.952059   $     30,430      1.4%        2.81%      7.46%     11/1/99
                                     ------------                  ------------
                                         256,062                   $  2,552,152
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
CAPITAL GROWTH SUBACCOUNT
2003
  Top I............................        3,201    $   6.968653   $     22,303      1.1%       38.58%      0.00%
  Top Tradition....................      114,522    $   6.968653   $    798,061      1.1%       38.58%      0.00%
  Top Plus.........................       44,349    $   7.026460   $    311,619      0.9%       38.85%      0.00%
  Investar Vision & Top Spectrum...        2,472    $  15.009966   $     37,101      1.4%       38.17%      0.00%
  Top Explorer.....................      118,213    $   6.911348   $    817,008      1.3%       38.30%      0.00%
  Oncore & Firstar Oncore Flex.....       21,129    $  14.926259   $    315,376      1.5%       38.03%      0.00%
  Oncore & Firstar Oncore Value....      216,887    $  15.437146   $  3,348,118      0.9%       38.85%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      508,996    $  15.009966   $  7,640,028      1.4%       38.17%      0.00%
  Oncore & Firstar Oncore Xtra.....      328,439    $  15.009966   $  4,929,855      1.4%       38.17%      0.00%
  Oncore & Firstar Oncore Lite.....      118,677    $  15.009966   $  1,781,339      1.4%       38.17%      0.00%
                                     ------------                  ------------
                                       1,476,885                   $ 20,000,808
                                     ------------                  ------------
2002
  Top I............................        4,269    $   5.028760   $     21,470      1.1%      -42.69%      0.00%
  Top Tradition....................      139,042    $   5.028760   $    699,211      1.1%      -42.69%      0.00%
  Top Plus.........................       46,297    $   5.060464   $    234,283      0.9%      -42.58%      0.00%
  Investar Vision & Top Spectrum...        2,916    $  10.863704   $     31,678      1.4%      -42.86%      0.00%
  Top Explorer.....................      123,131    $   4.997266   $    615,320      1.3%      -42.81%      0.00%
  Oncore & Firstar Oncore Flex.....       28,289    $  10.813744   $    305,906      1.5%      -42.92%      0.00%
  Oncore & Firstar Oncore Value....      226,829    $  11.117866   $  2,521,851      0.9%      -42.58%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      572,349    $  10.863704   $  6,217,828      1.4%      -42.86%      0.00%
  Oncore & Firstar Oncore Xtra.....      337,868    $  10.863704   $  3,670,497      1.4%      -42.86%      0.00%
  Oncore & Firstar Oncore Lite.....      107,337    $  10.863704   $  1,166,080      1.4%      -42.86%      0.00%
                                     ------------                  ------------
                                       1,588,327                   $ 15,484,124
                                     ------------                  ------------
2001
  Top I............................        3,639    $   8.775196   $     31,931      1.1%      -15.54%      0.00%
  Top Tradition....................      153,164    $   8.775196   $  1,344,048      1.1%      -15.54%      0.00%
  Top Plus.........................       53,979    $   8.812997   $    475,720      0.9%      -15.37%      0.00%
  Investar Vision & Top Spectrum...        4,784    $  19.013727   $     90,958      1.4%      -15.79%      0.00%
  Top Explorer.....................      125,366    $   8.737578   $  1,095,395      1.3%      -15.71%      0.00%
  Oncore & Firstar Oncore Flex.....       42,695    $  18.945002   $    808,862      1.5%      -15.88%      0.00%
  Oncore & Firstar Oncore Value....      230,722    $  19.362240   $  4,467,288      0.9%      -15.37%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      781,423    $  19.013727   $ 14,857,776      1.4%      -15.79%      0.00%
  Oncore & Firstar Oncore Xtra.....      361,869    $  19.013727   $  6,880,471      1.4%      -15.79%      0.00%
  Oncore & Firstar Oncore Lite.....       87,098    $  19.013727   $  1,656,054      1.4%        6.59%      0.00%     4/17/01
                                     ------------                  ------------
                                       1,844,739                   $ 31,708,503
                                     ------------                  ------------
2000
  Top I............................        3,641    $  10.389701   $     37,826      1.1%      -26.81%      0.00%
  Top Tradition....................      190,727    $  10.389701   $  1,981,601      1.1%      -26.81%      0.00%
  Top Plus.........................       54,538    $  10.413649   $    567,941      0.9%      -26.67%      0.00%
  Investar Vision & Top Spectrum...        4,844    $  22.579445   $    109,372      1.4%      -27.03%      0.00%
  Top Explorer.....................      137,373    $  10.365831   $  1,423,990      1.3%      -26.96%      0.00%
  Oncore & Firstar Oncore Flex.....       54,605    $  22.520216   $  1,229,725      1.5%      -27.10%      0.00%
  Oncore & Firstar Oncore Value....      235,273    $  22.878891   $  5,382,781      0.9%      -26.67%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      736,909    $  22.579445   $ 16,638,985      1.4%      -27.03%      0.00%
  Oncore & Firstar Oncore Xtra.....      270,986    $  22.579445   $  6,118,720      1.4%      -27.03%      0.00%
                                     ------------                  ------------
                                       1,688,896                   $ 33,490,941
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
CAPITAL GROWTH SUBACCOUNT (CONTINUED)
1999
  Top I............................          247    $  14.195676   $      3,508      1.1%       41.96%      0.00%     11/1/99
  Top Tradition....................       14,665    $  14.195676   $    208,175      1.1%       41.96%      0.00%     11/1/99
  Top Plus.........................       11,597    $  14.200260   $    164,682      0.9%       42.00%      0.00%     11/1/99
  Investar Vision & Top Spectrum...        1,323    $  30.942431   $     40,940      1.4%       41.89%      0.00%     11/1/99
  Top Explorer.....................        9,170    $  14.191098   $    130,127      1.3%       41.91%      0.00%     11/1/99
  Oncore & Firstar Oncore Flex.....       33,970    $  30.891708   $  1,049,397      1.5%      198.20%      0.00%
  Oncore & Firstar Oncore Value....       97,231    $  31.198097   $  3,033,425      0.9%      199.97%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      337,050    $  30.942431   $ 10,429,166      1.4%      198.49%      0.00%
  Oncore Xtra......................       15,448    $  30.942431   $    478,006      1.4%       41.89%      0.00%     11/1/99
                                     ------------                  ------------
                                         520,701                   $ 15,537,426
                                     ------------                  ------------
NASDAQ-100 INDEX SUBACCOUNT
2003
  Top I............................       17,203    $   3.650175   $     62,795      1.1%       46.26%      0.00%
  Top Tradition....................      140,108    $   3.650175   $    511,418      1.1%       46.26%      0.00%
  Top Plus.........................       69,975    $   3.676860   $    257,287      0.9%       46.54%      0.00%
  Top Spectrum.....................        5,090    $   3.610591   $     18,379      1.4%       45.82%      0.00%
  Top Explorer.....................      149,069    $   3.623755   $    540,189      1.3%       45.97%      0.00%
  Oncore & Firstar Oncore Flex.....       49,395    $   3.597556   $    177,700      1.5%       45.68%      0.00%
  Oncore & Firstar Oncore Value....      276,066    $   3.676860   $  1,015,058      0.9%       46.54%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      950,712    $   3.610591   $  3,432,633      1.4%       45.82%      0.00%
  Oncore & Firstar Oncore Xtra.....      820,115    $   3.610591   $  2,961,099      1.4%       45.82%      0.00%
  Oncore & Firstar Oncore Lite.....      195,929    $   3.610591   $    707,418      1.4%       45.82%      0.00%
                                     ------------                  ------------
                                       2,673,662                   $  9,683,976
                                     ------------                  ------------
2002
  Top I............................       18,145    $   2.495758   $     45,286      1.1%      -38.02%      0.00%
  Top Tradition....................       86,697    $   2.495758   $    216,374      1.1%      -38.02%      0.00%
  Top Plus.........................       74,774    $   2.509045   $    187,611      0.9%      -37.89%      0.00%
  Top Spectrum.....................        6,071    $   2.476013   $     15,031      1.4%      -38.20%      0.00%
  Top Explorer.....................      133,298    $   2.482587   $    330,924      1.3%      -38.14%      0.00%
  Oncore & Firstar Oncore Flex.....      103,807    $   2.469492   $    256,351      1.5%      -38.26%      0.00%
  Oncore & Firstar Oncore Value....      192,327    $   2.509045   $    482,558      0.9%      -37.89%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      534,845    $   2.476013   $  1,324,285      1.4%      -38.20%      0.00%
  Oncore & Firstar Oncore Xtra.....      673,042    $   2.476013   $  1,666,460      1.4%      -38.20%      0.00%
  Oncore & Firstar Oncore Lite.....       90,603    $   2.476013   $    224,334      1.4%      -38.20%      0.00%
                                     ------------                  ------------
                                       1,913,609                   $  4,749,214
                                     ------------                  ------------
2001
  Top I............................       10,989    $   4.026481   $     44,247      1.1%      -33.39%      0.00%
  Top Tradition....................       69,922    $   4.026481   $    281,541      1.1%      -33.39%      0.00%
  Top Plus.........................       67,348    $   4.039873   $    272,079      0.9%      -33.26%      0.00%
  Top Spectrum.....................        1,804    $   4.006520   $      7,229      1.4%      -33.59%      0.00%
  Top Explorer.....................      105,192    $   4.013175   $    422,155      1.3%      -33.52%      0.00%
  Oncore & Firstar Oncore Flex.....       65,240    $   3.999920   $    260,956      1.5%      -33.66%      0.00%
  Oncore Value.....................      105,531    $   4.039873   $    426,331      0.9%      -33.26%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      441,286    $   4.006520   $  1,768,017      1.4%      -33.59%      0.00%
  Oncore & Firstar Oncore Xtra.....      514,531    $   4.006520   $  2,061,476      1.4%      -33.59%      0.00%
  Oncore & Firstar Oncore Lite.....       47,945    $   4.006520   $    192,093      1.4%       -6.22%      0.00%     4/17/01
                                     ------------                  ------------
                                       1,429,788                   $  5,736,124
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
NASDAQ-100 INDEX SUBACCOUNT (CONTINUED)
2000
  Top I............................       10,831    $   6.044852   $     65,473      1.1%      -39.55%      0.00%      5/1/00
  Top Tradition....................       47,476    $   6.044852   $    286,982      1.1%      -39.55%      0.00%      5/1/00
  Top Plus.........................       41,735    $   6.052820   $    252,616      0.9%      -39.47%      0.00%      5/1/00
  Investar Vision & Top Spectrum...        1,532    $   6.032939   $      9,245      1.4%      -39.67%      0.00%      5/1/00
  Top Explorer.....................       29,919    $   6.036909   $    180,617      1.3%      -39.63%      0.00%      5/1/00
  Oncore & Firstar Oncore Flex.....       30,378    $   6.028989   $    183,149      1.5%      -39.71%      0.00%      5/1/00
  Oncore Value.....................       46,885    $   6.052820   $    283,786      0.9%      -39.47%      0.00%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................      232,680    $   6.032939   $  1,403,744      1.4%      -39.67%      0.00%      5/1/00
  Oncore & Firstar Oncore Xtra.....       85,784    $   6.032939   $    517,530      1.4%      -39.67%      0.00%      5/1/00
                                     ------------                  ------------
                                         527,220                   $  3,183,142
                                     ------------                  ------------
BRISTOL SUBACCOUNT
2003
  Top Tradition....................        6,755    $  10.274749   $     69,401      1.1%       31.02%      0.48%
  Top Plus.........................        8,601    $  10.308725   $     88,661      0.9%       31.28%      0.46%
  Top Explorer.....................       34,505    $  10.240892   $    353,366      1.3%       30.76%      0.59%
  Oncore Flex......................          637    $  10.207211   $      6,498      1.5%       30.50%      1.52%
  Oncore Value.....................        9,401    $  10.308725   $     96,912      0.9%       31.28%      0.33%
  Oncore Premier...................       41,234    $  10.224018   $    421,579      1.4%       30.63%      0.78%
  Oncore & Firstar Oncore Xtra.....       31,261    $  10.224018   $    319,617      1.4%       30.63%      0.78%
  Oncore Lite......................        1,368    $  10.224018   $     13,986      1.4%       30.63%      0.78%
                                     ------------                  ------------
                                         133,762                   $  1,370,020
                                     ------------                  ------------
2002
  Top Tradition....................        2,114    $   7.842290   $     16,579      1.1%      -21.58%      0.00%      5/1/02
  Top Plus.........................        4,625    $   7.852697   $     36,321      0.9%      -21.47%      0.00%      5/1/02
  Top Explorer.....................       15,474    $   7.831903   $    121,193      1.3%      -21.68%      0.00%      5/1/02
  Oncore Value.....................        9,173    $   7.852697   $     72,037      0.9%      -21.47%      0.00%      5/1/02
  Oncore Premier...................        5,413    $   7.826725   $     42,360      1.4%      -21.73%      0.00%      5/1/02
  Oncore Xtra......................        5,313    $   7.826725   $     41,582      1.4%      -21.73%      0.00%      5/1/02
  Oncore Lite......................          576    $   7.826725   $      4,507      1.4%      -21.73%      0.00%      5/1/02
                                     ------------                  ------------
                                          42,688                   $    334,579
                                     ------------                  ------------
BRYTON GROWTH SUBACCOUNT
2003
  Top Tradition....................       13,953    $   9.161204   $    127,830      1.1%       34.14%      0.00%
  Top Plus.........................        9,615    $   9.191509   $     88,378      0.9%       34.40%      0.00%
  Top Explorer.....................       24,726    $   9.131024   $    225,776      1.3%       33.87%      0.00%
  Oncore Value.....................       14,798    $   9.191509   $    136,013      0.9%       34.40%      0.00%
  Oncore Premier...................       40,264    $   9.115981   $    367,051      1.4%       33.74%      0.00%
  Oncore Xtra......................       45,266    $   9.115981   $    412,642      1.4%       33.74%      0.00%
  Oncore Lite......................        2,113    $   9.115981   $     19,259      1.4%       33.74%      0.00%
                                     ------------                  ------------
                                         150,735                   $  1,376,949
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BRYTON GROWTH SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................        3,554    $   6.829705   $     24,272      1.1%      -31.70%      0.00%      5/1/02
  Top Plus.........................        7,090    $   6.838775   $     48,485      0.9%      -31.61%      0.00%      5/1/02
  Top Explorer.....................       14,319    $   6.820655   $     97,662      1.3%      -31.79%      0.00%      5/1/02
  Oncore Value.....................        9,188    $   6.838775   $     62,838      0.9%      -31.61%      0.00%      5/1/02
  Oncore Premier...................       18,551    $   6.816137   $    126,448      1.4%      -31.84%      0.00%      5/1/02
  Oncore Xtra......................        6,525    $   6.816137   $     44,475      1.4%      -31.84%      0.00%      5/1/02
  Oncore Lite......................          690    $   6.816137   $      4,702      1.4%      -31.84%      0.00%      5/1/02
                                     ------------                  ------------
                                          59,917                   $    408,882
                                     ------------                  ------------
DOW TARGET 10 PORTFOLIOS: (NOTE 5)
FIRST QUARTER SUBACCOUNT
2003
  Top Tradition....................        1,589    $  10.689982   $     16,981      1.1%       23.88%      3.26%
  Top Explorer.....................        3,025    $  10.605901   $     32,086      1.3%       23.64%      3.25%
  Oncore Flex......................       28,325    $  10.502718   $    297,487      1.5%       23.40%      3.25%
  Oncore & Firstar Oncore Value....       37,842    $  10.818103   $    409,382      0.9%       24.13%      3.10%
  Oncore & Firstar Oncore
     Premier.......................      153,537    $  10.554517   $  1,620,518      1.4%       23.52%      3.18%
  Oncore & Firstar Oncore Xtra.....       27,667    $  10.554517   $    292,010      1.4%       23.52%      3.18%
  Oncore Lite......................        7,386    $  10.554517   $     77,951      1.4%       23.52%      3.18%
                                     ------------                  ------------
                                         259,371                   $  2,746,415
                                     ------------                  ------------
2002
  Top Tradition....................           63    $   8.628992   $        540      1.1%      -11.72%      2.01%
  Top Explorer.....................          112    $   8.578048   $        964      1.3%      -11.89%      3.15%
  Oncore Flex......................          492    $   8.511345   $      4,191      1.5%      -12.07%      2.89%
  Oncore & Firstar Oncore Value....       14,343    $   8.715175   $    125,005      0.9%      -11.54%      2.74%
  Oncore & Firstar Oncore
     Premier.......................       25,594    $   8.544896   $    218,690      1.4%      -11.98%      2.93%
  Oncore & Firstar Oncore Xtra.....        2,225    $   8.544896   $     19,015      1.4%      -11.98%      2.93%
  Oncore Lite......................          933    $   8.544896   $      7,972      1.4%      -11.98%      2.93%
                                     ------------                  ------------
                                          43,762                   $    376,377
                                     ------------                  ------------
2001
  Top Tradition....................          264    $   9.774322   $      2,576      1.1%       -4.57%      1.67%
  Top Explorer.....................           48    $   9.735872   $        467      1.3%       -4.76%      1.65%
  Oncore Flex......................          725    $   9.679279   $      7,020      1.5%       -4.95%      1.64%
  Oncore & Firstar Oncore Value....       24,143    $   9.852414   $    237,865      0.9%       -4.38%      1.65%
  Oncore & Firstar Oncore
     Premier.......................       29,963    $   9.707846   $    290,888      1.4%       -4.86%      1.62%
  Oncore & Firstar Oncore Xtra.....          733    $   9.707846   $      7,112      1.4%       -4.86%      1.62%
                                     ------------                  ------------
                                          55,876                   $    545,928
                                     ------------                  ------------
2000
  Top Tradition....................          219    $  10.242696   $      2,243      1.1%        2.43%      2.94%      1/3/00
  Oncore Flex......................          740    $  10.183492   $      7,537      1.5%        0.29%      1.97%
  Oncore & Firstar Oncore Value....       23,921    $  10.304007   $    246,485      0.9%        0.88%      2.04%
  Oncore & Firstar Oncore
     Premier.......................       35,036    $  10.203424   $    357,487      1.4%        0.39%      2.46%
                                     ------------                  ------------
                                          59,916                   $    613,752
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
FIRST QUARTER SUBACCOUNT (CONTINUED)
1999
  Oncore Flex......................          128    $  10.154375   $      1,297      1.5%        1.54%      1.89%      1/4/99
  Oncore Value.....................       21,069    $  10.214066   $    215,209      0.9%        2.14%      2.09%      1/4/99
  Oncore Premier...................       13,240    $  10.164283   $    134,575      1.4%        1.64%      1.89%      1/4/99
                                     ------------                  ------------
                                          34,437                   $    351,081
                                     ------------                  ------------
FEBRUARY SUBACCOUNT
2002
  Top Tradition....................        1,581    $   9.415504   $     14,889      1.1%      -11.16%      4.35%
  Top Explorer.....................        1,932    $   9.361415   $     18,083      1.3%      -11.33%      4.27%
  Oncore Flex......................       22,458    $   9.138457   $    205,228      1.5%      -11.51%      4.97%
  Oncore & Firstar Oncore Value....       11,033    $   9.353078   $    103,188      0.9%      -10.98%      3.99%
  Oncore & Firstar Oncore
     Premier.......................       52,528    $   9.173787   $    481,884      1.4%      -11.42%      4.04%
  Oncore & Firstar Oncore Xtra.....        2,576    $   9.173787   $     23,636      1.4%      -11.42%      4.04%
  Oncore Lite......................          632    $   9.173787   $      5,796      1.4%      -11.42%      4.04%
                                     ------------                  ------------
                                          92,740                   $    852,704
                                     ------------                  ------------
2001
  Top Tradition....................        1,216    $  10.597795   $     12,884      1.1%       -5.49%      1.73%
  Top Explorer.....................        1,377    $  10.557785   $     14,543      1.3%       -5.67%      1.75%
  Oncore Flex......................       30,185    $  10.326726   $    311,708      1.5%       -5.86%      1.73%
  Oncore & Firstar Oncore Value....       15,392    $  10.506686   $    161,721      0.9%       -5.30%      1.67%
  Oncore & Firstar Oncore
     Premier.......................       62,475    $  10.356416   $    647,023      1.4%       -5.77%      1.75%
  Oncore & Firstar Oncore Xtra.....        1,676    $  10.356416   $     17,356      1.4%       -5.77%      1.75%
                                     ------------                  ------------
                                         112,321                   $  1,165,235
                                     ------------                  ------------
2000
  Top Tradition....................        1,302    $  11.212854   $     14,602      1.1%       12.13%      3.77%      2/1/00
  Top Explorer.....................        1,332    $  11.192764   $     14,904      1.3%       11.93%      3.80%      2/1/00
  Oncore Flex......................       31,985    $  10.969565   $    350,859      1.5%        4.09%      3.57%
  Oncore & Firstar Oncore Value....       20,155    $  11.094360   $    223,612      0.9%        4.71%      2.87%
  Oncore & Firstar Oncore
     Premier.......................       64,168    $  10.990200   $    705,219      1.4%        4.20%      3.48%
  Oncore Xtra......................        1,621    $  10.990200   $     17,817      1.4%       11.83%      3.48%      2/1/00
                                     ------------                  ------------
                                         120,563                   $  1,327,013
                                     ------------                  ------------
1999
  Oncore Flex......................       38,068    $  10.538202   $    401,174      1.5%        5.38%      1.50%      2/1/99
  Oncore Value.....................       14,605    $  10.595352   $    154,742      0.9%        5.95%      1.61%      2/1/99
  Oncore & Firstar Oncore
     Premier.......................       57,332    $  10.547674   $    604,725      1.4%        5.48%      1.51%      2/1/99
                                     ------------                  ------------
                                         110,005                   $  1,160,641
                                     ------------                  ------------
MARCH SUBACCOUNT
2002
  Top Tradition....................          316    $  10.180415   $      3,215      1.1%      -11.65%      4.17%
  Top Explorer.....................          442    $  10.123510   $      4,472      1.3%      -11.83%      5.06%
  Oncore Flex......................        8,515    $   8.711499   $     74,175      1.5%      -12.00%      4.07%
  Oncore & Firstar Oncore Value....       14,966    $   8.912035   $    133,377      0.9%      -11.48%      4.08%
  Oncore & Firstar Oncore
     Premier.......................       66,995    $   8.744519   $    585,844      1.4%      -11.91%      4.15%
  Oncore & Firstar Oncore Xtra.....        3,048    $   8.744519   $     26,656      1.4%      -11.91%      4.15%
  Oncore Lite......................        1,048    $   8.744519   $      9,166      1.4%      -11.91%      4.15%
                                     ------------                  ------------
                                          95,330                   $    836,905
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
MARCH SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................          285    $  11.523204   $      3,285      1.1%       -6.01%      1.80%
  Top Explorer.....................           91    $  11.481491   $      1,049      1.3%       -6.20%      1.83%
  Oncore Flex......................        9,713    $   9.899611   $     96,156      1.5%       -6.38%      1.67%
  Oncore & Firstar Oncore Value....       18,688    $  10.067556   $    188,146      0.9%       -5.82%      1.69%
  Oncore & Firstar Oncore
     Premier.......................       72,336    $   9.927334   $    718,094      1.4%       -6.29%      1.68%
  Oncore & Firstar Oncore Xtra.....          184    $   9.927334   $      1,827      1.4%       -6.29%      1.68%
                                     ------------                  ------------
                                         101,297                   $  1,008,557
                                     ------------                  ------------
2000
  Top Tradition....................          214    $  12.259823   $      2,623      1.1%       22.60%      2.04%      3/1/00
  Top Explorer.....................           49    $  12.239770   $        599      1.3%       22.40%      2.03%      3/1/00
  Oncore Flex......................       10,334    $  10.574394   $    109,272      1.5%        4.73%      1.73%
  Oncore & Firstar Oncore Value....       19,092    $  10.689820   $    204,094      0.9%        5.35%      2.33%
  Oncore & Firstar Oncore
     Premier.......................       86,194    $  10.593495   $    913,100      1.4%        4.83%      1.84%
  Oncore Xtra......................          125    $  10.593495   $      1,324      1.4%       22.30%      1.84%     3/1/0/0
                                     ------------                  ------------
                                         116,008                   $  1,231,012
                                     ------------                  ------------
1999
  Oncore Flex......................       12,836    $  10.096966   $    129,603      1.5%        0.97%      1.08%      3/1/99
  Oncore Value.....................       10,785    $  10.147105   $    109,437      0.9%        1.47%      0.98%      3/1/99
  Oncore & Firstar Oncore
     Premier.......................       76,879    $  10.105289   $    776,881      1.4%        1.05%      1.11%      3/1/99
                                     ------------                  ------------
                                         100,500                   $  1,015,921
                                     ------------                  ------------
SECOND QUARTER SUBACCOUNT
2003
  Top Tradition....................          385    $  12.518333   $      4,821      1.1%       26.97%      2.80%
  Top Explorer.....................        2,252    $  12.426010   $     27,989      1.3%       26.72%      2.93%
  Oncore Flex......................        1,446    $  11.522391   $     16,665      1.5%       26.47%      2.72%
  Oncore & Firstar Oncore Value....       30,998    $  11.851641   $    367,382      0.9%       27.22%      2.76%
  Oncore & Firstar Oncore
     Premier.......................      165,780    $  11.576462   $  1,919,135      1.4%       26.59%      2.89%
  Oncore & Firstar Oncore Xtra.....       79,238    $  11.576462   $    917,292      1.4%       26.59%      2.89%
  Oncore Lite......................        8,352    $  11.576462   $     96,691      1.4%       26.59%      2.89%
                                     ------------                  ------------
                                         288,451                   $  3,349,975
                                     ------------                  ------------
2002
  Top Tradition....................            3    $   9.859315   $         32      1.1%       -7.63%      2.06%
  Top Explorer.....................          263    $   9.805947   $      2,577      1.3%       -7.81%      2.12%
  Oncore Flex......................          923    $   9.110784   $      8,409      1.5%       -7.99%      3.01%
  Oncore & Firstar Oncore Value....       12,414    $   9.315805   $    115,643      0.9%       -7.44%      4.21%
  Oncore & Firstar Oncore
     Premier.......................       62,170    $   9.144547   $    568,521      1.4%       -7.90%      4.39%
  Oncore & Firstar Oncore Xtra.....        3,466    $   9.144547   $     31,698      1.4%       -7.90%      4.39%
  Oncore Lite......................          516    $   9.144547   $      4,719      1.4%       -7.90%      4.39%
                                     ------------                  ------------
                                          79,755                   $    731,599
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
SECOND QUARTER SUBACCOUNT (CONTINUED)
2001
  Top Explorer.....................          101    $  10.636662   $      1,078      1.3%       -3.36%      1.88%
  Oncore Flex......................        1,455    $   9.902143   $     14,403      1.5%       -3.55%      1.78%
  Oncore & Firstar Oncore Value....       22,941    $  10.065069   $    230,906      0.9%       -2.97%      1.79%
  Oncore & Firstar Oncore
     Premier.......................      100,471    $   9.929047   $    997,570      1.4%       -3.45%      1.77%
  Oncore & Firstar Oncore Xtra.....        1,239    $   9.929047   $     12,307      1.4%       -3.45%      1.77%
                                     ------------                  ------------
                                         126,207                   $  1,256,264
                                     ------------                  ------------
2000
  Top Explorer.....................           50    $  11.006256   $        550      1.3%       10.06%      1.86%      4/1/00
  Oncore Flex......................        1,836    $  10.266586   $     18,847      1.5%        1.03%      1.95%
  Oncore & Firstar Oncore Value....       26,576    $  10.373442   $    275,688      0.9%        1.63%      2.21%
  Oncore & Firstar Oncore
     Premier.......................      111,285    $  10.284273   $  1,144,483      1.4%        1.13%      1.84%
  Oncore Xtra......................          510    $  10.284273   $      5,250      1.4%       15.03%      1.84%      4/1/00
                                     ------------                  ------------
                                         140,257                   $  1,444,818
                                     ------------                  ------------
1999
  Oncore Flex......................          884    $  10.162000   $      8,986      1.5%        1.62%      1.25%      4/1/99
  Oncore & Firstar Oncore Value....       16,520    $  10.207320   $    168,626      0.9%        2.07%      1.16%      4/1/99
  Oncore & Firstar Oncore
     Premier.......................      106,002    $  10.169517   $  1,077,995      1.4%        1.70%      1.19%      4/1/99
                                     ------------                  ------------
                                         123,406                   $  1,255,607
                                     ------------                  ------------
MAY SUBACCOUNT
2002
  Top Tradition....................          349    $  10.234544   $      3,573      1.1%       -8.93%      3.08%
  Top Explorer.....................        1,594    $  10.180683   $     16,227      1.3%       -9.11%      3.23%
  Oncore & Firstar Oncore Value....       15,461    $   8.436159   $    130,431      0.9%       -8.75%      3.59%
  Oncore & Firstar Oncore
     Premier.......................       61,041    $   8.284283   $    505,682      1.4%       -9.20%      3.64%
  Oncore & Firstar Oncore Xtra.....       11,143    $   8.284283   $     92,311      1.4%       -9.20%      3.64%
  Oncore Lite......................          627    $   8.284283   $      5,193      1.4%       -9.20%      3.64%
                                     ------------                  ------------
                                          90,215                   $    753,417
                                     ------------                  ------------
2001
  Top Tradition....................            8    $  11.238224   $         88      1.1%       -2.58%      1.63%
  Top Explorer.....................          222    $  11.201228   $      2,485      1.3%       -2.77%      1.66%
  Oncore Flex......................        1,112    $   9.099753   $     10,116      1.5%       -2.97%      1.66%
  Oncore & Firstar Oncore Value....       18,283    $   9.245139   $    169,028      0.9%       -2.39%      1.64%
  Oncore & Firstar Oncore
     Premier.......................       77,593    $   9.123748   $    707,949      1.4%       -2.87%      1.61%
  Oncore & Firstar Oncore Xtra.....        1,703    $   9.123748   $     15,536      1.4%       -2.87%      1.61%
                                     ------------                  ------------
                                          98,921                   $    905,202
                                     ------------                  ------------
2000
  Top Tradition....................            8    $  11.535915   $         93      1.1%       15.36%      1.53%      5/1/00
  Top Explorer.....................          179    $  11.520842   $      2,059      1.3%       15.21%      1.53%      5/1/00
  Oncore Flex......................        1,223    $   9.378002   $     11,466      1.5%       12.79%      1.39%
  Oncore & Firstar Oncore Value....       17,082    $   9.471169   $    161,785      0.9%       13.46%      1.94%
  Oncore & Firstar Oncore
     Premier.......................       88,111    $   9.393413   $    827,668      1.4%       12.90%      1.68%
  Oncore Xtra......................          148    $   9.393413   $      1,393      1.4%       15.13%      1.68%      5/1/00
                                     ------------                  ------------
                                         106,751                   $  1,004,464
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
MAY SUBACCOUNT (CONTINUED)
1999
  Oncore Flex......................        1,438    $   8.314354   $     11,957      1.5%      -16.86%      1.02%      5/3/99
  Oncore & Firstar Oncore Value....        8,296    $   8.347547   $     69,248      0.9%      -16.52%      0.85%      5/3/99
  Oncore & Firstar Oncore
     Premier.......................       76,354    $   8.319856   $    635,258      1.4%      -16.80%      1.04%      5/3/99
                                     ------------                  ------------
                                          86,088                   $    716,463
                                     ------------                  ------------
JUNE SUBACCOUNT
2002
  Top Tradition....................          131    $   9.588094   $      1,260      1.1%       -8.62%      3.38%
  Top Explorer.....................          317    $   9.539217   $      3,020      1.3%       -8.80%      3.41%
  Oncore Flex......................          891    $   7.998160   $      7,128      1.5%       -8.98%      3.32%
  Oncore & Firstar Oncore Value....       15,904    $   8.170105   $    129,936      0.9%       -8.43%      3.31%
  Oncore & Firstar Oncore
     Premier.......................       55,658    $   8.026498   $    446,735      1.4%       -8.89%      3.37%
  Oncore & Firstar Oncore Xtra.....       57,647    $   8.026498   $    462,707      1.4%       -8.89%      3.37%
  Oncore Lite......................          749    $   8.026498   $      6,014      1.4%       -8.89%      3.37%
                                     ------------                  ------------
                                         131,297                   $  1,056,800
                                     ------------                  ------------
2001
  Top Tradition....................           70    $  10.492033   $        730      1.1%       -2.39%      1.06%
  Top Explorer.....................          317    $  10.459236   $      3,313      1.3%       -2.58%      1.63%
  Oncore Flex......................        1,186    $   8.786883   $     10,420      1.5%       -2.78%      1.51%
  Oncore & Firstar Oncore Value....       18,360    $   8.922657   $    163,821      0.9%       -2.19%      1.50%
  Oncore & Firstar Oncore
     Premier.......................       72,427    $   8.809318   $    638,034      1.4%       -2.68%      1.52%
  Oncore & Firstar Oncore Xtra.....       14,025    $   8.809318   $    123,554      1.4%       -2.68%      1.52%
                                     ------------                  ------------
                                         106,385                   $    939,872
                                     ------------                  ------------
2000
  Top Explorer.....................          221    $  10.736569   $      2,377      1.3%        7.37%      1.70%      6/1/00
  Oncore Flex......................        1,343    $   9.037798   $     12,141      1.5%        0.81%      1.67%
  Oncore & Firstar Oncore Value....       21,261    $   9.122863   $    193,962      0.9%        1.41%      1.90%
  Oncore & Firstar Oncore
     Premier.......................       93,647    $   9.051886   $    847,676      1.4%        0.91%      1.81%
  Oncore Xtra......................          708    $   9.051886   $      6,412      1.4%        7.30%      1.81%      6/1/00
                                     ------------                  ------------
                                         117,180                   $  1,062,568
                                     ------------                  ------------
1999
  Oncore Flex......................        1,644    $   8.965064   $     14,737      1.5%      -10.35%      1.05%      6/1/99
  Oncore & Firstar Oncore Value....       18,773    $   8.996165   $    168,883      0.9%      -10.04%      0.94%      6/1/99
  Oncore & Firstar Oncore
     Premier.......................      108,507    $   8.970220   $    973,340      1.4%      -10.30%      0.94%      6/1/99
                                     ------------                  ------------
                                         128,924                   $  1,156,960
                                     ------------                  ------------
THIRD QUARTER SUBACCOUNT
2003
  Top Tradition....................        2,474    $  12.391628   $     30,659      1.1%       23.11%      3.07%
  Top Explorer.....................        8,658    $  12.306306   $    106,552      1.3%       22.87%      2.02%
  Oncore & Firstar Oncore Flex.....       11,291    $   9.563072   $    107,974      1.5%       22.63%      3.19%
  Oncore & Firstar Oncore Value....       63,987    $   9.821865   $    628,468      0.9%       23.36%      3.04%
  Oncore & Firstar Oncore
     Premier.......................      169,253    $   9.605588   $  1,625,778      1.4%       22.75%      2.93%
  Oncore & Firstar Oncore Xtra.....       56,680    $   9.605588   $    544,440      1.4%       22.75%      3.03%
  Oncore Lite......................       16,272    $   9.605588   $    156,305      1.4%       22.75%      3.03%
                                     ------------                  ------------
                                         328,615                   $  3,200,176
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
THIRD QUARTER SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................          688    $  10.065103   $      6,925      1.1%       -9.51%      3.19%
  Top Plus.........................        1,160    $  10.114945   $     11,732      0.9%       -9.34%      1.70%
  Top Explorer.....................          192    $  10.015563   $      1,927      1.3%       -9.69%      2.57%
  Oncore Flex......................          338    $   7.798307   $      2,637      1.5%       -9.87%      2.40%
  Oncore & Firstar Oncore Value....       35,258    $   7.962073   $    280,727      0.9%       -9.34%      2.50%
  Oncore & Firstar Oncore
     Premier.......................       68,176    $   7.825283   $    533,493      1.4%       -9.78%      2.45%
  Oncore & Firstar Oncore Xtra.....       16,111    $   7.825283   $    126,075      1.4%       -9.78%      2.45%
  Oncore Lite......................        1,289    $   7.825283   $     10,087      1.4%       -9.78%      2.45%
                                     ------------                  ------------
                                         123,212                   $    973,603
                                     ------------                  ------------
2001
  Top Tradition....................          166    $  11.123504   $      1,848      1.1%       -4.43%      1.82%
  Top Explorer.....................          153    $  11.090680   $      1,692      1.3%       -4.62%      1.65%
  Oncore Flex......................          455    $   8.652487   $      3,940      1.5%       -4.81%      0.93%
  Oncore & Firstar Oncore Value....       32,826    $   8.781917   $    288,271      0.9%       -4.24%      1.59%
  Oncore & Firstar Oncore
     Premier.......................       80,730    $   8.673860   $    700,246      1.4%       -4.71%      1.58%
  Oncore & Firstar Oncore Xtra.....        9,709    $   8.673860   $     84,212      1.4%       -4.71%      1.58%
                                     ------------                  ------------
                                         124,039                   $  1,080,209
                                     ------------                  ------------
2000
  Top Tradition....................            3    $  11.638858   $         31      1.1%       16.39%      0.84%      7/1/00
  Top Explorer.....................           97    $  11.627611   $      1,124      1.3%       16.28%      0.84%      7/1/00
  Oncore Flex......................          117    $   9.089407   $      1,065      1.5%        2.80%      1.80%
  Oncore & Firstar Oncore Value....       34,206    $   9.170518   $    313,690      0.9%        3.41%      1.80%
  Oncore & Firstar Oncore
     Premier.......................       92,030    $   9.102829   $    837,734      1.4%        2.90%      1.74%
  Oncore Xtra......................           34    $   9.102829   $        311      1.4%       19.08%      1.74%      7/1/00
                                     ------------                  ------------
                                         126,487                   $  1,153,955
                                     ------------                  ------------
1999
  Oncore Flex......................          229    $   8.841905   $      2,023      1.5%      -11.58%      0.71%      7/1/99
  Oncore & Firstar Oncore Value....       30,287    $   8.868269   $    268,590      0.9%      -11.32%      0.96%      7/1/99
  Oncore & Firstar Oncore
     Premier.......................       81,217    $   8.846278   $    718,480      1.4%      -11.54%      0.97%      7/1/99
                                     ------------                  ------------
                                         111,733                   $    989,093
                                     ------------                  ------------
AUGUST SUBACCOUNT
2002
  Top Tradition....................          234    $   9.674458   $      2,267      1.1%       -8.58%      3.17%
  Top Explorer.....................        8,676    $   9.628330   $     83,531      1.3%       -8.76%      3.31%
  Oncore Flex......................        5,113    $   7.770595   $     39,735      1.5%       -8.94%      2.65%
  Oncore & Firstar Oncore Value....        9,922    $   7.930049   $     78,681      0.9%       -8.39%      2.60%
  Oncore & Firstar Oncore
     Premier.......................       43,564    $   7.796877   $    339,662      1.4%       -8.85%      2.67%
  Oncore & Firstar Oncore Xtra.....       10,763    $   7.796877   $     83,920      1.4%       -8.85%      2.67%
  Oncore Lite......................        1,914    $   7.796877   $     14,923      1.4%       -8.85%      2.67%
                                     ------------                  ------------
                                          80,186                   $    642,719
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
AUGUST SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................          137    $  10.581981   $      1,446      1.1%       -4.11%      2.08%
  Top Explorer.....................        3,648    $  10.552392   $     38,494      1.3%       -4.30%      1.86%
  Oncore Flex......................        5,320    $   8.533203   $     45,396      1.5%       -4.49%      1.65%
  Oncore & Firstar Oncore Value....       12,287    $   8.656762   $    106,361      0.9%       -3.92%      1.66%
  Oncore & Firstar Oncore
     Premier.......................       57,718    $   8.553624   $    493,710      1.4%       -4.39%      1.60%
  Oncore Xtra......................        5,567    $   8.553624   $     47,618      1.4%       -4.39%      1.60%
                                     ------------                  ------------
                                          84,677                   $    733,025
                                     ------------                  ------------
2000
  Top Tradition....................           62    $  11.035213   $        680      1.1%       10.35%      0.71%      8/1/00
  Top Explorer.....................        2,112    $  11.026265   $     23,283      1.3%       10.26%      0.71%      8/1/00
  Oncore Flex......................        6,624    $   8.934124   $     59,176      1.5%        0.29%      2.04%
  Oncore & Firstar Oncore Value....       13,403    $   9.009581   $    120,754      0.9%        0.89%      1.78%
  Oncore & Firstar Oncore
     Premier.......................       77,541    $   8.946631   $    693,745      1.4%        0.39%      1.83%
  Oncore Xtra......................        3,971    $   8.946631   $     35,528      1.4%       10.72%      1.83%      8/1/00
                                     ------------                  ------------
                                         103,713                   $    933,166
                                     ------------                  ------------
1999
  Oncore Flex......................        2,889    $   8.907985   $     25,734      1.5%      -10.92%      0.95%      8/2/99
  Oncore & Firstar Oncore Value....       11,450    $   8.930326   $    102,249      0.9%      -10.70%      0.90%      8/2/99
  Oncore & Firstar Oncore
     Premier.......................       75,895    $   8.911699   $    676,363      1.4%      -10.88%      0.96%      8/2/99
                                     ------------                  ------------
                                          90,234                   $    804,346
                                     ------------                  ------------
SEPTEMBER SUBACCOUNT
2002
  Top Tradition....................        2,127    $   9.110959   $     19,381      1.1%       -8.86%      2.58%
  Top Explorer.....................          163    $   9.069034   $      1,481      1.3%       -9.04%      2.90%
  Oncore & Firstar Oncore Flex.....       12,137    $   7.692318   $     93,359      1.5%       -9.22%      2.50%
  Oncore & Firstar Oncore Value....       22,187    $   7.845961   $    174,075      0.9%       -8.68%      2.50%
  Oncore & Firstar Oncore
     Premier.......................       37,691    $   7.717646   $    290,889      1.4%       -9.13%      2.55%
  Oncore & Firstar Oncore Xtra.....        5,053    $   7.717646   $     38,999      1.4%       -9.13%      2.55%
  Oncore Lite......................          668    $   7.717646   $      5,155      1.4%       -9.13%      2.55%
                                     ------------                  ------------
                                          80,026                   $    623,339
                                     ------------                  ------------
2001
  Top Tradition....................        2,071    $   9.996512   $     20,705      1.1%       -5.07%      2.36%
  Top Explorer.....................          115    $   9.970224   $      1,142      1.3%       -5.26%      1.66%
  Oncore & Firstar Oncore Flex.....       12,905    $   8.473433   $    109,346      1.5%       -5.45%      1.38%
  Oncore & Firstar Oncore Value....       24,810    $   8.591526   $    213,162      0.9%       -4.88%      1.39%
  Oncore & Firstar Oncore
     Premier.......................       51,454    $   8.492948   $    437,001      1.4%       -5.35%      1.35%
  Oncore & Firstar Oncore Xtra.....        1,124    $   8.492948   $      9,547      1.4%       -5.35%      1.35%
  Oncore Lite......................          295    $   8.492948   $      2,503      1.4%       -4.52%      1.35%     4/17/01
                                     ------------                  ------------
                                          92,774                   $    793,406
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
SEPTEMBER SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................            2    $  10.530600   $         22      1.1%        5.31%      0.57%      9/1/00
  Top Explorer.....................           50    $  10.523827   $        526      1.3%        5.24%      0.58%      9/1/00
  Oncore & Firstar Oncore Flex.....       13,551    $   8.961699   $    121,443      1.5%        1.95%      2.11%
  Oncore & Firstar Oncore Value....       26,115    $   9.032539   $    235,883      0.9%        2.56%      1.77%
  Oncore & Firstar Oncore
     Premier.......................       65,224    $   8.973435   $    585,284      1.4%        2.05%      2.04%
  Oncore Xtra......................            2    $   8.973435   $         17      1.4%        5.20%      2.04%      9/1/00
                                     ------------                  ------------
                                         104,944                   $    943,175
                                     ------------                  ------------
1999
  Oncore & Firstar Oncore Flex.....       10,541    $   8.789882   $     92,650      1.5%      -12.10%      1.60%      9/1/99
  Oncore & Firstar Oncore Value....       79,583    $   8.807215   $    700,905      0.9%      -11.93%      0.59%      9/1/99
  Oncore & Firstar Oncore
     Premier.......................       76,568    $   8.792764   $    673,251      1.4%      -12.07%      0.61%      9/1/99
                                     ------------                  ------------
                                         166,692                   $  1,466,806
                                     ------------                  ------------
FOURTH QUARTER SUBACCOUNT
2003
  Top Tradition....................        1,882    $  12.943122   $     24,357      1.1%       22.47%      2.74%
  Top Plus.........................          586    $  13.026525   $      7,632      0.9%       22.71%      2.58%
  Top Explorer.....................        2,051    $  12.860334   $     26,376      1.3%       22.23%      2.86%
  Oncore & Firstar Oncore Flex.....        9,876    $  10.909110   $    107,740      1.5%       21.99%      2.59%
  Oncore & Firstar Oncore Value....       48,093    $  11.187585   $    538,048      0.9%       22.71%      2.73%
  Oncore & Firstar Oncore
     Premier.......................      111,363    $  10.954905   $  1,219,963      1.4%       22.11%      2.83%
  Oncore & Firstar Oncore Xtra.....       47,113    $  10.954905   $    516,123      1.4%       22.11%      2.83%
  Oncore Lite......................        9,117    $  10.954905   $     99,881      1.4%       22.11%      2.83%
                                     ------------                  ------------
                                         230,081                   $  2,540,120
                                     ------------                  ------------
2002
  Top Tradition....................          727    $  10.568571   $      7,684      1.1%       -6.70%      2.48%
  Top Explorer.....................          169    $  10.521716   $      1,780      1.3%       -6.89%      2.52%
  Oncore & Firstar Oncore Flex.....        8,445    $   8.942927   $     75,521      1.5%       -7.07%      2.43%
  Oncore & Firstar Oncore Value....       10,579    $   9.117076   $     96,453      0.9%       -6.52%      2.26%
  Oncore & Firstar Oncore
     Premier.......................       37,078    $   8.971626   $    332,645      1.4%       -6.98%      2.38%
  Oncore & Firstar Oncore Xtra.....       10,433    $   8.971626   $     93,600      1.4%       -6.98%      2.38%
  Oncore Lite......................        1,530    $   8.971626   $     13,727      1.4%       -6.98%      2.38%
                                     ------------                  ------------
                                          68,961                   $    621,410
                                     ------------                  ------------
2001
  Top Tradition....................          620    $  11.327983   $      7,023      1.1%       -2.66%      1.85%
  Top Explorer.....................          123    $  11.300106   $      1,392      1.3%       -2.85%      1.61%
  Oncore & Firstar Oncore Flex.....        8,584    $   9.623510   $     82,605      1.5%       -3.04%      1.45%
  Oncore & Firstar Oncore Value....       14,100    $   9.752850   $    137,519      0.9%       -2.46%      1.48%
  Oncore & Firstar Oncore
     Premier.......................       48,811    $   9.644863   $    470,769      1.4%       -2.95%      1.43%
  Oncore & Firstar Oncore Xtra.....        3,228    $   9.644863   $     31,134      1.4%       -2.95%      1.43%
  Oncore Lite......................        1,073    $   9.644863   $     10,350      1.4%        0.55%      1.43%     4/17/01
                                     ------------                  ------------
                                          76,539                   $    740,792
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
FOURTH QUARTER SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................           56    $  11.637299   $        652      1.1%       16.37%      0.36%     10/1/00
  Top Explorer.....................           49    $  11.631779   $        566      1.3%       16.32%      0.36%     10/1/00
  Oncore & Firstar Oncore Flex.....       11,164    $   9.925659   $    110,812      1.5%        7.50%      2.27%
  Oncore & Firstar Oncore Value....       13,715    $   9.999222   $    137,138      0.9%        8.14%      1.66%
  Oncore & Firstar Oncore
     Premier.......................       62,194    $   9.937828   $    618,074      1.4%        7.61%      2.32%
  Oncore Xtra......................          347    $   9.937828   $      3,444      1.4%       17.93%      2.96%     10/1/00
                                     ------------                  ------------
                                          87,525                   $    870,686
                                     ------------                  ------------
1999
  Oncore & Firstar Oncore Flex.....       14,194    $   9.232746   $    131,047      1.5%       -7.67%      0.65%     10/1/99
  Oncore & Firstar Oncore Value....       63,617    $   9.246429   $    588,233      0.9%       -7.54%      0.65%     10/1/99
  Oncore & Firstar Oncore
     Premier.......................       73,188    $   9.235010   $    675,893      1.4%       -7.65%      0.64%     10/1/99
                                     ------------                  ------------
                                         150,999                   $  1,395,173
                                     ------------                  ------------
NOVEMBER SUBACCOUNT
2002
  Top Tradition....................        3,163    $   7.926971   $     25,072      1.1%      -13.99%      2.51%
  Top Plus.........................          894    $   7.976817   $      7,135      0.9%      -13.82%      3.33%
  Top Explorer.....................        1,456    $   7.877482   $     11,472      1.3%      -14.16%      2.47%
  Oncore Flex......................        2,701    $   7.828372   $     21,147      1.5%      -14.33%      2.25%
  Oncore & Firstar Oncore Value....       12,656    $   7.976817   $    100,953      0.9%      -13.82%      2.36%
  Oncore & Firstar Oncore
     Premier.......................       40,536    $   7.852855   $    318,319      1.4%      -14.24%      2.43%
  Oncore & Firstar Oncore Xtra.....       15,218    $   7.852855   $    119,503      1.4%      -14.24%      2.43%
  Oncore Lite......................          521    $   7.852855   $      4,092      1.4%      -14.24%      2.43%
                                     ------------                  ------------
                                          77,145                   $    607,693
                                     ------------                  ------------
2001
  Top Tradition....................        2,651    $   9.216288   $     24,431      1.1%       -2.42%      1.41%
  Top Plus.........................          214    $   9.255888   $      1,982      0.9%       -2.22%      1.36%
  Top Explorer.....................        1,240    $   9.176908   $     11,382      1.3%       -2.61%      2.21%
  Oncore Flex......................        4,590    $   9.137733   $     41,940      1.5%       -2.81%      1.39%
  Oncore & Firstar Oncore Value....       14,725    $   9.255888   $    136,289      0.9%       -2.22%      1.41%
  Oncore & Firstar Oncore
     Premier.......................       41,526    $   9.157275   $    380,269      1.4%       -2.71%      1.35%
  Oncore & Firstar Oncore Xtra.....       11,728    $   9.157275   $    107,397      1.4%       -2.71%      1.35%
  Oncore Lite......................          246    $   9.157275   $      2,250      1.4%       -0.32%      1.35%     4/17/01
                                     ------------                  ------------
                                          76,920                   $    705,940
                                     ------------                  ------------
2000
  Top Tradition....................        2,104    $   9.444713   $     19,870      1.1%       -6.43%      1.81%
  Top Plus.........................          227    $   9.466431   $      2,144      1.1%       -6.25%      1.67%
  Top Explorer.....................           57    $   9.423069   $        538      1.3%       -6.62%      2.11%
  Oncore Flex......................        3,401    $   9.401503   $     31,974      1.5%       -6.80%      1.76%
  Oncore & Firstar Oncore Value....       11,664    $   9.466431   $    110,424      0.9%       -6.25%      1.48%
  Oncore & Firstar Oncore
     Premier.......................       54,323    $   9.412267   $    511,308      1.4%       -6.71%      1.79%
  Oncore Xtra......................           70    $   9.412267   $        655      1.4%       -6.71%      1.79%
                                     ------------                  ------------
                                          71,846                   $    676,913
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
NOVEMBER SUBACCOUNT (CONTINUED)
1999
  Top Tradition....................        2,102    $  10.093952   $     21,222      1.1%        0.94%      0.36%     11/1/99
  Top Plus.........................          660    $  10.097329   $      6,668      0.9%        0.97%      0.32%     11/1/99
  Top Explorer.....................          332    $  10.090668   $      3,355      1.3%        0.91%      0.32%     11/1/99
  Oncore Flex......................        4,234    $  10.087394   $     42,712      1.5%        0.87%      0.32%     11/1/99
  Oncore & Firstar Oncore Value....       63,205    $  10.097239   $    638,182      0.9%        0.97%      0.33%     11/1/99
  Oncore & Firstar Oncore
     Premier.......................       60,892    $  10.089029   $    614,341      1.4%        0.89%      0.32%     11/1/99
                                     ------------                  ------------
                                         131,425                   $  1,326,480
                                     ------------                  ------------
DECEMBER SUBACCOUNT
2002
  Top Tradition....................          237    $   8.263209   $      1,956      1.1%      -14.53%      4.20%
  Top Plus.........................          331    $   8.313818   $      2,754      0.9%      -14.36%      2.31%
  Top Explorer.....................        1,129    $   8.212927   $      9,270      1.3%      -14.70%      2.50%
  Oncore Flex......................          500    $   8.163072   $      4,082      1.5%      -14.86%      2.34%
  Oncore & Firstar Oncore Value....        8,368    $   8.313818   $     69,574      0.9%      -14.36%      2.29%
  Oncore & Firstar Oncore
     Premier.......................       27,878    $   8.187941   $    228,266      1.4%      -14.78%      2.45%
  Oncore & Firstar Oncore Xtra.....       10,013    $   8.187941   $     81,983      1.4%      -14.78%      2.45%
  Oncore Lite......................          800    $   8.187941   $      6,551      1.4%      -14.78%      2.45%
                                     ------------                  ------------
                                          49,256                   $    404,436
                                     ------------                  ------------
2001
  Top Tradition....................           61    $   9.667527   $        591      1.1%       -1.97%      1.28%
  Top Plus.........................          388    $   9.707487   $      3,766      0.9%       -1.77%      1.26%
  Top Explorer.....................          994    $   9.627760   $      9,572      1.3%       -2.17%      2.62%
  Oncore Flex......................          633    $   9.588243   $      6,066      1.5%       -2.36%      1.28%
  Oncore & Firstar Oncore Value....       10,587    $   9.707487   $    102,773      0.9%       -1.77%      1.28%
  Oncore & Firstar Oncore
     Premier.......................       30,835    $   9.607965   $    296,260      1.4%       -2.26%      1.26%
  Oncore & Firstar Oncore Xtra.....        7,532    $   9.607965   $     72,371      1.4%       -2.26%      1.26%
  Oncore Lite......................          256    $   9.607965   $      2,460      1.4%       -0.26%      1.26%     4/17/01
                                     ------------                  ------------
                                          51,286                   $    493,859
                                     ------------                  ------------
2000
  Top Tradition....................           62    $   9.861820   $        608      1.1%       -1.45%      2.15%
  Top Plus.........................          438    $   9.882898   $      4,331      0.9%       -1.26%      1.86%
  Top Explorer.....................           54    $   9.840814   $        535      1.3%       -1.65%      0.21%
  Oncore Flex......................          617    $   9.819899   $      6,056      1.5%       -1.84%      1.97%
  Oncore & Firstar Oncore Value....       10,636    $   9.882898   $    105,112      0.9%       -1.26%      1.53%
  Oncore & Firstar Oncore
     Premier.......................       40,467    $   9.830347   $    397,807      1.4%       -1.75%      1.78%
  Oncore Xtra......................        1,085    $   9.830347   $     10,667      1.4%       -1.75%      1.78%
                                     ------------                  ------------
                                          53,359                   $    525,116
                                     ------------                  ------------
1999
  Top Tradition....................            7    $  10.007412   $         73      1.1%        0.07%      0.07%     12/1/99
  Top Plus.........................          484    $  10.009047   $      4,846      0.9%        0.09%      0.07%     12/1/99
  Oncore Flex......................          727    $  10.004157   $      7,269      1.5%        0.04%      0.06%     12/1/99
  Oncore & Firstar Oncore Value....       62,994    $  10.009047   $    630,513      0.9%        0.09%      0.07%     12/1/99
  Oncore & Firstar Oncore
     Premier.......................       60,716    $  10.004968   $    607,457      1.4%        0.05%      0.06%     12/1/99
  Oncore Xtra......................        1,047    $  10.004968   $     10,477      1.4%        0.05%      0.06%     12/1/99
                                     ------------                  ------------
                                         125,975                   $  1,260,635
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5)
FIRST QUARTER SUBACCOUNT
2003
  Top I............................          182    $  10.945819   $      1,994      1.1%       18.25%      2.68%
  Top Tradition....................          274    $  10.945819   $      3,004      1.1%       18.25%      2.65%
  Top Plus.........................        1,579    $  11.032629   $     17,419      0.9%       18.48%      2.68%
  Top Explorer.....................        1,273    $  10.859753   $     13,823      1.3%       18.02%      2.43%
  Oncore Value.....................          996    $  11.032629   $     10,994      0.9%       18.48%      2.53%
  Oncore & Firstar Oncore
     Premier.......................       22,283    $  10.816974   $    241,028      1.4%       17.90%      2.55%
  Oncore & Firstar Oncore Xtra.....       17,444    $  10.816974   $    188,691      1.4%       17.90%      2.55%
  Oncore Lite......................        3,119    $  10.816974   $     33,734      1.4%       17.90%      2.55%
                                     ------------                  ------------
                                          47,150                   $    510,687
                                     ------------                  ------------
2002
  Top Tradition....................           16    $   9.256458   $        145      1.1%      -13.55%      3.06%
  Top Explorer.....................          824    $   9.201833   $      7,586      1.3%      -13.72%      3.07%
  Oncore & Firstar Oncore
     Premier.......................        4,606    $   9.174638   $     42,255      1.4%      -13.81%      2.89%
  Oncore & Firstar Oncore Xtra.....        5,681    $   9.174638   $     52,124      1.4%      -13.81%      2.89%
  Oncore Lite......................        1,928    $   9.174638   $     17,691      1.4%      -13.81%      2.89%
                                     ------------                  ------------
                                          13,055                   $    119,801
                                     ------------                  ------------
2001
  Top Tradition....................           16    $  10.707627   $        169      1.1%       -4.35%      1.93%
  Top Explorer.....................          782    $  10.665537   $      8,345      1.3%       -4.54%      1.89%
  Oncore Flex......................            4    $  10.623676   $         46      1.5%       -4.73%      1.89%
  Oncore Value.....................           65    $  10.749930   $        701      0.9%       -4.16%      1.46%
  Oncore & Firstar Oncore
     Premier.......................        5,882    $  10.644549   $     62,608      1.4%       -4.63%      1.86%
  Oncore & Firstar Oncore Xtra.....        6,131    $  10.644549   $     65,253      1.4%       -4.63%      1.86%
                                     ------------                  ------------
                                          12,880                   $    137,122
                                     ------------                  ------------
2000
  Top Tradition....................           11    $  11.194408   $        122      1.1%       11.94%      3.20%      1/3/00
  Top Explorer.....................          786    $  11.172600   $      8,777      1.3%       11.73%      3.20%      1/3/00
  Oncore Value.....................          227    $  11.216294   $      2,541      0.9%       12.16%      3.04%      1/3/00
  Oncore & Firstar Oncore
     Premier.......................        6,343    $  11.161704   $     70,803      1.4%       11.62%      3.19%      1/3/00
  Oncore Xtra......................        6,015    $  11.161704   $     67,140      1.4%       11.62%      3.19%      1/3/00
                                     ------------                  ------------
                                          13,382                   $    149,383
                                     ------------                  ------------
FEBRUARY SUBACCOUNT
2002
  Top I............................           95    $  10.766311   $      1,021      1.1%       -8.49%      2.77%
  Top Tradition....................            1    $  10.766311   $         15      1.1%       -8.49%      2.79%
  Oncore Value.....................           26    $  10.828569   $        281      0.9%       -8.31%      2.21%
  Oncore & Firstar Oncore
     Premier.......................        4,975    $  10.673665   $     53,093      1.4%       -8.76%      2.73%
  Oncore & Firstar Oncore Xtra.....        7,960    $  10.673665   $     84,961      1.4%       -8.76%      2.73%
  Oncore Lite......................          343    $  10.673665   $      3,666      1.4%       -8.76%      2.73%
                                     ------------                  ------------
                                          13,400                   $    143,037
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
FEBRUARY SUBACCOUNT (CONTINUED)
2001
  Top I............................           95    $  11.765062   $      1,118      1.1%       -2.52%      2.01%
  Oncore Flex......................            4    $  11.676483   $         49      1.5%       -2.91%      2.19%
  Oncore Value.....................           96    $  11.809675   $      1,130      0.9%       -2.33%      1.85%
  Oncore & Firstar Oncore
     Premier.......................        5,028    $  11.698512   $     58,819      1.4%       -2.81%      1.99%
  Oncore & Firstar Oncore Xtra.....        7,066    $  11.698512   $     82,658      1.4%       -2.81%      1.99%
                                     ------------                  ------------
                                          12,289                   $    143,774
                                     ------------                  ------------
2000
  Top I............................           95    $  12.069679   $      1,150      1.1%       20.70%      2.84%      2/1/00
  Oncore Value.....................          207    $  12.091353   $      2,501      0.9%       20.91%      2.69%      2/1/00
  Oncore Premier...................        5,196    $  12.037262   $     62,545      1.4%       20.37%      2.83%      2/1/00
  Oncore Xtra......................        3,674    $  12.037262   $     44,222      1.4%       20.37%      2.83%      2/1/00
                                     ------------                  ------------
                                           9,172                   $    110,418
                                     ------------                  ------------
MARCH SUBACCOUNT
2002
  Top I............................           52    $  11.504336   $        603      1.1%       -9.91%      3.31%
  Top Tradition....................          559    $  11.504336   $      6,426      1.1%       -9.91%      4.36%
  Top Plus.........................        1,223    $  11.569043   $     14,148      0.9%       -9.73%      4.38%
  Top Explorer.....................          350    $  11.440015   $      4,008      1.5%      -10.09%      3.36%
  Oncore Value.....................          686    $  11.569043   $      7,932      0.9%       -9.73%      4.21%
  Oncore & Firstar Oncore
     Premier.......................        5,191    $  11.408008   $     59,224      1.4%      -10.18%      3.34%
  Oncore Xtra......................        4,124    $  11.408008   $     47,049      1.4%      -10.18%      3.34%
  Oncore Lite......................          290    $  11.408008   $      3,307      1.4%      -10.18%      3.34%
                                     ------------                  ------------
                                          12,475                   $    142,697
                                     ------------                  ------------
2001
  Top I............................           53    $  12.769902   $        671      1.1%       -5.63%      1.59%
  Top Tradition....................            9    $  12.769902   $        119      1.1%       -5.63%      1.58%
  Top Plus.........................          642    $  12.816307   $      8,229      0.9%       -5.45%      1.32%
  Oncore Flex......................            4    $  12.677705   $         48      1.5%       -6.01%      1.59%
  Oncore Value.....................           85    $  12.816307   $      1,090      0.9%       -5.45%      1.32%
  Oncore & Firstar Oncore
     Premier.......................        6,159    $  12.700642   $     78,234      1.4%       -5.92%      1.29%
  Oncore & Firstar Oncore Xtra.....        3,534    $  12.700642   $     44,879      1.4%       -5.92%      1.29%
                                     ------------                  ------------
                                          10,486                   $    133,270
                                     ------------                  ------------
2000
  Top Plus.........................          642    $  13.554487   $      8,704      0.9%       35.54%      2.97%      3/1/00
  Oncore Value.....................           85    $  13.554487   $      1,156      0.9%       35.54%      2.49%      3/1/00
  Oncore & Firstar Oncore
     Premier.......................        5,842    $  13.499162   $     78,857      1.4%       34.99%      2.95%      3/1/00
  Oncore Xtra......................        3,334    $  13.499162   $     45,007      1.4%       34.99%      2.95%      3/1/00
                                     ------------                  ------------
                                           9,903                   $    133,724
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
SECOND QUARTER SUBACCOUNT
2003
  Top I............................          385    $  11.908693   $      4,582      1.1%       21.91%      2.53%
  Top Tradition....................          382    $  11.908693   $      4,544      1.1%       21.91%      2.14%
  Top Explorer.....................          171    $  11.820891   $      2,025      1.3%       21.67%      2.30%
  Oncore Value.....................          276    $  11.997233   $      3,314      0.9%       22.15%      2.27%
  Oncore & Firstar Oncore
     Premier.......................       15,509    $  11.777236   $    182,657      1.4%       21.55%      2.48%
  Oncore Xtra......................       18,430    $  11.777236   $    217,058      1.4%       21.55%      2.48%
  Oncore Lite......................        1,076    $  11.777236   $     12,671      1.4%       21.55%      2.48%
                                     ------------                  ------------
                                          36,229                   $    426,851
                                     ------------                  ------------
2002
  Top Tradition....................          366    $   9.768484   $      3,576      1.1%      -10.51%      3.10%
  Top Explorer.....................           83    $   9.715627   $        805      1.5%      -10.69%      2.11%
  Oncore Value.....................          146    $   9.821690   $      1,438      0.9%      -10.33%      2.88%
  Oncore Premier...................        3,952    $   9.689305   $     38,280      1.4%      -10.78%      3.06%
  Oncore Xtra......................        4,701    $   9.689305   $     45,552      1.4%      -10.78%      3.06%
  Oncore Lite......................          361    $   9.689305   $      3,500      1.4%      -10.78%      3.06%
                                     ------------                  ------------
                                           9,609                   $     93,151
                                     ------------                  ------------
2001
  Top Tradition....................          364    $  10.916013   $      3,973      1.1%      -11.61%      1.66%
  Oncore Flex......................            4    $  10.841084   $         48      1.5%      -11.96%      1.66%
  Oncore Value.....................          221    $  10.953742   $      2,424      0.9%      -11.43%      1.61%
  Oncore Premier...................        3,963    $  10.859730   $     43,039      1.4%      -11.87%      1.67%
  Oncore Xtra......................        3,792    $  10.859730   $     41,171      1.4%      -11.87%      1.67%
                                     ------------                  ------------
                                           8,344                   $     90,655
                                     ------------                  ------------
2000
  Oncore Value.....................          297    $  12.367659   $      3,672      0.9%       23.68%      1.95%      4/3/00
  Oncore Premier...................        5,026    $  12.322650   $     61,935      1.4%       23.23%      1.97%      4/3/00
  Oncore Xtra......................        3,414    $  12.322650   $     42,073      1.4%       23.23%      1.97%      4/3/00
                                     ------------                  ------------
                                           8,737                   $    107,680
                                     ------------                  ------------
MAY SUBACCOUNT
2002
  Top Tradition....................            2    $   9.747448   $         20      1.1%      -15.16%      2.21%
  Top Explorer.....................           89    $   9.696156   $        859      1.5%      -15.32%      2.18%
  Oncore Value.....................           25    $   9.799062   $        246      0.9%      -14.99%      2.81%
  Oncore & Firstar Oncore
     Premier.......................        3,741    $   9.670632   $     36,176      1.4%      -15.41%      3.24%
  Oncore Xtra......................        4,004    $   9.670632   $     38,723      1.4%      -15.41%      3.24%
  Oncore Lite......................          269    $   9.670632   $      2,604      1.4%      -15.41%      3.24%
                                     ------------                  ------------
                                           8,130                   $     78,628
                                     ------------                  ------------
2001
  Oncore Flex......................          976    $  11.413128   $     11,140      1.5%      -10.60%      1.65%
  Oncore Value.....................           65    $  11.526500   $        746      0.9%      -10.07%      1.61%
  Oncore & Firstar Oncore
     Premier.......................        3,882    $  11.431892   $     44,384      1.4%      -10.51%      1.67%
  Oncore & Firstar Oncore Xtra.....        3,607    $  11.431892   $     41,233      1.4%      -10.51%      1.67%
                                     ------------                  ------------
                                           8,530                   $     97,503
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
MAY SUBACCOUNT (CONTINUED)
2000
  Oncore Flex......................          972    $  12.766612   $     12,413      1.5%       27.67%      1.96%      5/1/00
  Oncore Value.....................           71    $  12.816729   $        908      0.9%       28.17%      1.43%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................        4,026    $  12.774931   $     51,429      1.4%       27.75%      1.95%      5/1/00
  Oncore Xtra......................        3,201    $  12.774931   $     40,892      1.4%       27.75%      1.95%      5/1/00
                                     ------------                  ------------
                                           8,270                   $    105,642
                                     ------------                  ------------
JUNE SUBACCOUNT
2002
  Top I............................          421    $   9.228008   $      3,888      1.1%      -12.65%      2.93%
  Top Tradition....................            7    $   9.228008   $         63      1.1%      -12.65%      3.31%
  Oncore Value.....................           25    $   9.275316   $        236      0.9%      -12.47%      2.18%
  Oncore & Firstar Oncore
     Premier.......................        3,673    $   9.157556   $     33,632      1.4%      -12.90%      2.26%
  Oncore Xtra......................        4,221    $   9.157556   $     38,656      1.4%      -12.90%      2.26%
  Oncore Lite......................          308    $   9.157556   $      2,817      1.4%      -12.90%      2.26%
                                     ------------                  ------------
                                           8,655                   $     79,292
                                     ------------                  ------------
2001
  Top I............................          422    $  10.563869   $      4,455      1.1%       -9.40%      1.47%
  Top Tradition....................            4    $  10.563869   $         47      1.1%       -9.40%      1.47%
  Oncore Flex......................            9    $  10.498008   $         95      1.5%       -9.76%      1.34%
  Oncore Value.....................           63    $  10.597004   $        672      0.9%       -9.22%      1.24%
  Oncore & Firstar Oncore
     Premier.......................        3,898    $  10.514396   $     40,989      1.4%       -9.67%      1.42%
  Oncore & Firstar Oncore Xtra.....       14,083    $  10.514396   $    148,061      1.4%       -9.67%      1.42%
                                     ------------                  ------------
                                          18,479                   $    194,319
                                     ------------                  ------------
2000
  Oncore Flex......................            5    $  11.633577   $         58      1.5%       16.34%      1.48%      6/1/00
  Oncore Value.....................           64    $  11.673423   $        742      0.9%       16.73%      1.48%      6/1/00
  Oncore Premier...................        2,696    $  11.640186   $     31,385      1.4%       16.40%      1.49%      6/1/00
  Oncore Xtra......................        3,427    $  11.640186   $     39,896      1.4%       16.40%      1.49%      6/1/00
                                     ------------                  ------------
                                           6,192                   $     72,081
                                     ------------                  ------------
THIRD QUARTER SUBACCOUNT
2003
  Top Tradition....................          337    $  11.046269   $      3,720      1.1%       13.64%      3.27%
  Top Explorer.....................        3,347    $  10.970174   $     36,715      1.3%       13.41%      3.35%
  Oncore Flex......................          257    $  10.894764   $      2,800      1.5%       13.19%      2.66%
  Oncore Value.....................        1,957    $  11.122949   $     21,765      0.9%       13.86%      2.45%
  Oncore & Firstar Oncore
     Premier.......................       35,323    $  10.932361   $    386,172      1.4%       13.30%      3.18%
  Oncore & Firstar Oncore Xtra.....       16,583    $  10.932361   $    181,295      1.4%       13.30%      3.18%
  Oncore Lite......................          489    $  10.932361   $      5,346      1.4%       13.30%      3.18%
                                     ------------                  ------------
                                          58,293                   $    637,813
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
THIRD QUARTER SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................            7    $   9.720700   $         67      1.1%      -11.76%      2.57%
  Oncore Flex......................          257    $   9.625278   $      2,475      1.5%      -12.11%      2.34%
  Oncore Value.....................       20,766    $   9.768851   $    202,861      0.9%      -11.58%      3.49%
  Oncore & Firstar Oncore
     Premier.......................        2,045    $   9.648991   $     19,724      1.4%      -12.02%      1.71%
  Oncore Xtra......................        1,058    $   9.648991   $     10,211      1.4%      -12.02%      1.71%
  Oncore Lite......................          326    $   9.648991   $      3,149      1.4%      -12.02%      1.71%
                                     ------------                  ------------
                                          24,459                   $    238,487
                                     ------------                  ------------
2001
  Top Tradition....................            4    $  11.016026   $         49      1.1%       -6.33%      0.82%
  Top Explorer.....................            3    $  10.983500   $         38      1.3%       -6.51%      0.82%
  Oncore Flex......................          266    $  10.951136   $      2,918      1.5%       -6.70%      1.76%
  Oncore Value.....................           62    $  11.048678   $        681      0.9%       -6.14%      1.56%
  Oncore & Firstar Oncore
     Premier.......................        2,180    $  10.967284   $     23,904      1.4%       -6.61%      1.67%
  Oncore & Firstar Oncore Xtra.....        7,339    $  10.967284   $     80,480      1.4%       -6.61%      1.67%
                                     ------------                  ------------
                                           9,854                   $    108,070
                                     ------------                  ------------
2000
  Oncore Flex......................            5    $  11.737519   $         59      1.5%       17.38%      1.13%      7/3/00
  Oncore Value.....................           62    $  11.771617   $        728      0.9%       17.72%      1.13%      7/3/00
  Oncore Premier...................        2,063    $  11.743179   $     24,225      1.4%       17.43%      1.14%      7/3/00
  Oncore Xtra......................          497    $  11.743179   $      5,839      1.4%       17.43%      1.14%      7/3/00
                                     ------------                  ------------
                                           2,627                   $     30,851
                                     ------------                  ------------
AUGUST SUBACCOUNT
2002
  Top Tradition....................          122    $  11.617437   $      1,421      1.1%       -2.20%      1.85%
  Top Explorer.....................        2,091    $  11.562059   $     24,173      1.3%       -2.40%      2.03%
  Oncore & Firstar Oncore
     Premier.......................       13,591    $  11.534489   $    156,768      1.4%       -2.49%      2.02%
  Oncore & Firstar Oncore Xtra.....        2,739    $  11.534489   $     31,594      1.4%       -2.49%      2.02%
                                     ------------                  ------------
                                          18,543                   $    213,956
                                     ------------                  ------------
2001
  Top Tradition....................          424    $  11.879245   $      5,035      1.1%        0.78%      2.34%
  Top Plus.........................          703    $  11.912570   $      8,380      0.9%        0.98%      1.01%
  Top Explorer.....................        2,137    $  11.846045   $     25,310      1.3%        0.58%      1.01%
  Oncore Flex......................            9    $  11.812984   $        106      1.5%        0.38%      1.88%
  Oncore Value.....................           35    $  11.912570   $        420      0.9%        0.98%      1.66%
  Oncore & Firstar Oncore
     Premier.......................       14,847    $  11.829490   $    175,634      1.4%        0.48%      2.39%
  Oncore & Firstar Oncore Xtra.....        1,695    $  11.829490   $     20,051      1.4%        0.48%      2.39%
                                     ------------                  ------------
                                          19,850                   $    234,936
                                     ------------                  ------------
2000
  Top Tradition....................           58    $  11.787825   $        680      1.1%       17.88%      0.81%      8/1/00
  Oncore Flex......................            5    $  11.768752   $         59      1.5%       17.69%      0.81%      8/1/00
  Oncore Value.....................           35    $  11.797386   $        416      0.9%       17.97%      0.81%      8/1/00
  Oncore Premier...................        1,724    $  11.773510   $     20,295      1.4%       17.74%      0.82%      8/1/00
  Oncore Xtra......................           11    $  11.773510   $        130      1.4%       17.74%      0.82%      8/1/00
                                     ------------                  ------------
                                           1,833                   $     21,580
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
SEPTEMBER SUBACCOUNT
2002
  Top Tradition....................          239    $  10.028142   $      2,395      1.1%      -14.77%      2.24%
  Oncore Value.....................        3,107    $   7.523456   $     23,372      0.9%      -14.60%      4.81%
  Oncore & Firstar Oncore
     Premier.......................       11,392    $   7.400409   $     84,316      1.4%      -15.03%      2.27%
  Oncore & Firstar Oncore Xtra.....        1,537    $   7.400409   $     11,372      1.4%      -15.03%      2.27%
                                     ------------                  ------------
                                          16,275                   $    121,455
                                     ------------                  ------------
2001
  Top Tradition....................          236    $  11.766432   $      2,778      1.1%        1.24%      0.36%
  Top Explorer.....................            4    $  11.735516   $         44      1.3%        1.04%      0.36%
  Oncore Flex......................           12    $   8.689052   $        107      1.5%        0.84%      1.03%
  Oncore Value.....................          270    $   8.810112   $      2,375      0.9%        1.44%      0.99%
  Oncore & Firstar Oncore
     Premier.......................       11,935    $   8.709050   $    103,948      1.4%        0.94%      1.00%
  Oncore & Firstar Oncore Xtra.....          621    $   8.709050   $      5,405      1.4%        0.94%      1.00%
                                     ------------                  ------------
                                          13,078                   $    114,657
                                     ------------                  ------------
2000
  Oncore Flex......................            7    $   8.617025   $         58      1.5%       15.14%      0.81%
  Oncore Value.....................          289    $   8.685121   $      2,510      0.9%       15.82%      2.52%
  Oncore Premier...................       11,687    $   8.628297   $    100,849      1.4%       15.25%      2.33%
  Oncore Xtra......................           16    $   8.628297   $        135      1.4%       16.11%      2.33%      9/1/00
                                     ------------                  ------------
                                          11,999                   $    103,552
                                     ------------                  ------------
1999
  Oncore Value.....................        1,003    $   7.498869   $      7,520      0.9%      -25.01%      0.76%      9/1/99
  Oncore Premier...................        9,789    $   7.486547   $     73,290      1.4%      -25.13%      1.06%      9/1/99
                                     ------------                  ------------
                                          10,792                   $     80,810
                                     ------------                  ------------
FOURTH QUARTER SUBACCOUNT
2003
  Top Tradition....................          102    $  13.976503   $      1,432      1.1%       18.25%      2.46%
  Top Plus.........................          816    $  14.066554   $     11,478      0.9%       18.48%      2.12%
  Top Explorer.....................          341    $  13.887085   $      4,738      1.3%       18.01%      2.42%
  Oncore Value.....................        1,828    $  10.397256   $     19,003      0.9%       18.48%      2.46%
  Oncore & Firstar Oncore
     Premier.......................       46,700    $  10.180997   $    475,442      1.4%       17.90%      2.67%
  Oncore & Firstar Oncore Xtra.....       20,189    $  10.180997   $    205,546      1.4%       17.90%      2.67%
  Oncore Lite......................          833    $  10.180997   $      8,485      1.4%       17.90%      2.67%
                                     ------------                  ------------
                                          70,809                   $    726,124
                                     ------------                  ------------
2002
  Top Tradition....................           15    $  11.819898   $        178      1.1%       -6.92%      2.49%
  Top Plus.........................          761    $  11.872577   $      9,034      0.9%       -6.73%      2.45%
  Top Explorer.....................           38    $  11.767492   $        450      1.3%       -7.10%      2.36%
  Oncore Value.....................        3,179    $   8.775583   $     27,899      0.9%       -6.73%      2.78%
  Oncore & Firstar Oncore
     Premier.......................       10,316    $   8.635585   $     89,088      1.4%       -7.19%      2.29%
  Oncore & Firstar Oncore Xtra.....        1,257    $   8.635585   $     10,853      1.4%       -7.19%      2.29%
  Oncore Lite......................          129    $   8.635585   $      1,110      1.4%       -7.19%      2.29%
                                     ------------                  ------------
                                          15,695                   $    138,612
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
FOURTH QUARTER SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................           13    $  12.698301   $        162      1.1%        2.08%      1.61%
  Top Plus.........................          761    $  12.729653   $      9,686      0.9%        2.28%      0.54%
  Top Explorer.....................           42    $  12.667052   $        530      1.3%        1.87%      0.54%
  Oncore Flex......................           13    $   9.284298   $        116      1.5%        1.67%      1.62%
  Oncore Value.....................        1,206    $   9.409087   $     11,352      0.9%        2.28%      1.52%
  Oncore & Firstar Oncore
     Premier.......................       12,987    $   9.304931   $    120,843      1.4%        1.77%      1.30%
  Oncore & Firstar Oncore Xtra.....        3,306    $   9.304931   $     30,765      1.4%        1.77%      1.30%
  Oncore Lite......................          129    $   9.304931   $      1,202      1.4%        1.73%      1.30%     4/17/01
                                     ------------                  ------------
                                          18,457                   $    174,656
                                     ------------                  ------------
2000
  Top Tradition....................            7    $  12.440161   $         87      1.1%       24.40%      0.36%     10/1/00
  Oncore Flex......................            7    $   9.131804   $         60      1.5%        7.46%      0.36%
  Oncore Value.....................          956    $   9.199476   $      8,790      0.9%        8.09%      2.59%
  Oncore & Firstar Oncore
     Premier.......................       25,618    $   9.143022   $    234,233      1.4%        7.56%      2.59%
  Oncore Xtra......................           14    $   9.143022   $        128      1.4%       24.85%      2.59%     10/1/00
                                     ------------                  ------------
                                          26,602                   $    243,298
                                     ------------                  ------------
1999
  Oncore Value.....................          946    $   8.510857   $      8,048      0.9%      -14.89%      0.67%     10/1/99
  Oncore Premier...................       20,835    $   8.500346   $    177,112      1.4%      -15.00%      0.67%     10/1/99
                                     ------------                  ------------
                                          21,781                   $    185,160
                                     ------------                  ------------
NOVEMBER SUBACCOUNT
2002
  Top Tradition....................          649    $   7.231070   $      4,691      1.1%      -16.30%      3.84%
  Top Plus.........................          732    $   7.276536   $      5,329      0.9%      -16.13%      0.90%
  Top Explorer.....................        1,217    $   7.185911   $      8,743      1.3%      -16.46%      2.52%
  Oncore Value.....................        4,107    $   7.276536   $     29,886      0.9%      -16.13%      2.95%
  Oncore & Firstar Oncore
     Premier.......................        6,732    $   7.163439   $     48,217      1.4%      -16.54%      2.26%
  Oncore & Firstar Oncore Xtra.....        2,463    $   7.163439   $     17,646      1.4%      -16.54%      2.26%
  Oncore Lite......................          102    $   7.163439   $        732      1.4%      -16.54%      2.26%
                                     ------------                  ------------
                                          16,002                   $    115,244
                                     ------------                  ------------
2001
  Top Tradition....................          112    $   8.638926   $        966      1.1%        1.15%      1.42%
  Top Explorer.....................        1,062    $   8.602000   $      9,133      1.3%        0.95%      1.42%
  Oncore Flex......................           12    $   8.565296   $        107      1.5%        0.75%      1.50%
  Oncore Value.....................        2,044    $   8.676037   $     17,733      0.9%        1.35%      1.42%
  Oncore & Firstar Oncore
     Premier.......................        7,098    $   8.583584   $     60,929      1.4%        0.85%      1.45%
  Oncore & Firstar Oncore Xtra.....        5,671    $   8.583584   $     48,675      1.4%        0.85%      1.45%
  Oncore Lite......................          205    $   8.583584   $      1,758      1.4%       -3.06%      1.45%     4/17/01
                                     ------------                  ------------
                                          16,204                   $    139,301
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
NOVEMBER SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................          112    $   8.540946   $        956      1.1%      -14.25%      2.80%
  Top Explorer.....................          991    $   8.521374   $      8,441      1.3%      -14.42%      2.56%
  Oncore Flex......................            6    $   8.501874   $         53      1.5%      -14.59%      0.41%
  Oncore Value.....................        2,105    $   8.560591   $     18,019      0.9%      -14.08%      2.58%
  Oncore & Firstar Oncore
     Premier.......................        7,755    $   8.511600   $     66,018      1.4%      -14.50%      2.57%
  Oncore Xtra......................           15    $   8.511600   $        125      1.4%      -14.50%      2.57%
                                     ------------                  ------------
                                          10,984                   $     93,612
                                     ------------                  ------------
1999
  Top Tradition....................           60    $   9.960325   $        600      1.1%       -0.40%      0.00%     11/1/99
  Top Explorer.....................        1,151    $   9.957083   $     11,462      1.3%       -0.43%      0.42%     11/1/99
  Oncore Value.....................        1,907    $   9.963566   $     18,997      0.9%       -0.36%      0.42%     11/1/99
  Oncore & Firstar Oncore
     Premier.......................        7,283    $   9.955465   $     72,511      1.4%       -0.45%      0.42%     11/1/99
                                     ------------                  ------------
                                          10,401                   $    103,570
                                     ------------                  ------------
DECEMBER SUBACCOUNT
2002
  Top Tradition....................            8    $   8.918335   $         72      1.1%      -18.44%      2.77%
  Top Plus.........................          792    $   8.972972   $      7,105      0.9%      -18.28%      2.33%
  Top Explorer.....................          345    $   8.864105   $      3,061      1.3%      -18.60%      2.89%
  Oncore Value.....................        2,047    $   8.972972   $     18,368      0.9%      -18.28%     12.68%
  Oncore & Firstar Oncore
     Premier.......................        8,227    $   8.837123   $     72,706      1.4%      -18.68%      2.23%
  Oncore & Firstar Oncore Xtra.....        7,777    $   8.837123   $     68,724      1.4%      -18.68%      2.23%
  Oncore Lite......................           76    $   8.837123   $        672      1.4%      -18.68%      2.23%
                                     ------------                  ------------
                                          19,272                   $    170,708
                                     ------------                  ------------
2001
  Top Tradition....................            5    $  10.934492   $         59      1.1%        3.20%      0.96%
  Top Plus.........................          792    $  10.979675   $      8,693      0.9%        3.41%      0.97%
  Top Explorer.....................          211    $  10.889552   $      2,303      1.3%        3.00%      0.94%
  Oncore Flex......................           10    $  10.844863   $        106      1.5%        2.79%      0.93%
  Oncore Value.....................           63    $  10.979675   $        690      0.9%        3.41%      0.97%
  Oncore & Firstar Oncore
     Premier.......................        7,632    $  10.867159   $     82,941      1.4%        2.90%      0.96%
  Oncore & Firstar Oncore Xtra.....       10,095    $  10.867159   $    109,689      1.4%        2.90%      0.96%
  Oncore Lite......................          152    $  10.867159   $      1,656      1.4%        0.93%      0.96%     4/17/01
                                     ------------                  ------------
                                          18,960                   $    206,137
                                     ------------                  ------------
2000
  Top Tradition....................            5    $  10.595121   $         58      1.1%        5.88%      0.01%
  Top Plus.........................          792    $  10.617749   $      8,407      0.9%        6.09%      2.42%
  Top Explorer.....................          123    $  10.572580   $      1,303      1.3%        5.67%      2.42%
  Oncore Flex......................            5    $  10.550116   $         55      1.5%        5.46%      0.62%
  Oncore Value.....................           63    $  10.617749   $        669      0.9%        6.09%      2.34%
  Oncore & Firstar Oncore
     Premier.......................        6,903    $  10.561334   $     72,908      1.4%        5.57%      2.82%
  Oncore Xtra......................        9,720    $  10.561334   $    102,646      1.4%        5.57%      2.82%
                                     ------------                  ------------
                                          17,611                   $    186,046
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
DECEMBER SUBACCOUNT (CONTINUED)
1999
  Top Tradition....................          532    $  10.006724   $      5,328      1.1%        0.07%      0.20%     12/1/99
  Top Plus.........................          792    $  10.008355   $      7,924      0.9%        0.08%      0.20%     12/1/99
  Top Explorer.....................          124    $  10.005092   $      1,241      1.3%        0.05%      0.00%     12/1/99
  Oncore Value.....................          262    $  10.008355   $      2,621      0.9%        0.08%      0.20%     12/1/99
  Oncore & Firstar Oncore
     Premier.......................        5,997    $  10.004277   $     59,991      1.4%        0.04%      0.19%     12/1/99
  Oncore Xtra......................        2,905    $  10.004277   $     29,074      1.4%        0.04%      0.19%     12/1/99
                                     ------------                  ------------
                                          10,612                   $    106,179
                                     ------------                  ------------
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND:
VIP GROWTH SUBACCOUNT
2003
  Top Explorer.....................      342,395    $  15.076312   $  5,162,056      1.3%       31.15%      0.28%
2002
  Top Explorer.....................      378,768    $  11.495896   $  4,354,282      1.3%      -31.00%      0.26%
2001
  Top Explorer.....................      429,163    $  16.661660   $  7,150,565      1.3%      -18.71%      0.08%
2000
  Top Explorer.....................      476,148    $  20.497608   $  9,759,896      1.3%      -12.12%      0.11%
1999
  Top Explorer.....................      501,352    $  23.324677   $ 11,693,874      1.3%       35.67%      0.11%
VIP EQUITY INCOME SUBACCOUNT
2003
  Top Explorer.....................      263,690    $  15.319655   $  4,039,633      1.3%       28.66%      2.00%
2002
  Top Explorer.....................      336,449    $  11.907187   $  4,006,164      1.3%      -18.01%      1.83%
2001
  Top Explorer.....................      396,056    $  14.523453   $  5,752,099      1.3%       -6.18%      1.81%
2000
  Top Explorer.....................      437,314    $  15.480617   $  6,769,899      1.3%        7.03%      1.84%
1999
  Top Explorer.....................      538,074    $  14.463459   $  7,782,417      1.3%        4.97%      1.19%
VIP HIGH INCOME BOND SUBACCOUNT
2003
  Top Explorer.....................       98,462    $  10.088071   $    993,295      1.3%       25.63%      7.51%
2002
  Top Explorer.....................      115,348    $   8.029812   $    926,225      1.3%        2.12%     11.48%
2001
  Top Explorer.....................      144,957    $   7.863433   $  1,139,858      1.3%      -12.87%     14.55%
2000
  Top Explorer.....................      194,862    $   9.025114   $  1,758,651      1.3%      -23.47%      7.76%
1999
  Top Explorer.....................      225,514    $  11.792460   $  2,659,367      1.3%        6.77%      8.49%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                     ------------   ------------   ------------   ---------   --------   ---------
JANUS ASPEN SERIES -- INSTITUTIONAL
  SHARES:
GROWTH SUBACCOUNT
2003
  Top I............................        7,382    $   6.946735   $     51,283      1.1%       30.30%      0.08%
  Top Tradition....................      266,246    $   6.946735   $  1,849,544      1.1%       30.30%      0.08%
  Top Plus.........................       87,949    $   7.004322   $    616,020      0.9%       30.56%      0.08%
  Investar Vision & Top Spectrum...       23,316    $   9.664556   $    225,339      1.4%       29.91%      0.09%
  Top Explorer.....................      145,041    $   6.889647   $    999,283      1.3%       30.04%      0.08%
  Oncore & Firstar Flex............       94,757    $   9.610625   $    910,674      1.5%       29.79%      0.08%
  Oncore & Firstar Oncore Value....      343,998    $   9.939562   $  3,419,189      0.9%       30.56%      0.09%
  Oncore & Firstar Oncore
     Premier.......................    1,492,481    $   9.664556   $ 14,424,164      1.4%       29.91%      0.09%
  Oncore & Firstar Oncore Xtra.....      169,713    $   9.664556   $  1,640,197      1.4%       29.91%      0.09%
                                     ------------                  ------------
                                       2,630,883                   $ 24,135,693
                                     ------------                  ------------
2002
  Top I............................        9,833    $   5.331366   $     52,422      1.1%      -27.31%      0.00%
  Top Tradition....................      334,455    $   5.331366   $  1,783,101      1.1%      -27.31%      0.00%
  Top Plus.........................      112,249    $   5.364950   $    602,209      0.9%      -27.17%      0.00%
  Investar Vision & Top Spectrum...       35,416    $   7.439185   $    263,469      1.4%      -27.53%      0.00%
  Top Explorer.....................      164,853    $   5.298008   $    873,390      1.3%      -27.45%      0.00%
  Oncore & Firstar Flex............      147,202    $   7.404975   $  1,090,025      1.5%      -27.60%      0.00%
  Oncore & Firstar Oncore Value....      463,086    $   7.613192   $  3,525,559      0.9%      -27.17%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,813,000    $   7.439185   $ 13,487,247      1.4%      -27.53%      0.00%
  Oncore & Firstar Oncore Xtra.....      221,111    $   7.439185   $  1,644,893      1.4%      -27.53%      0.00%
                                     ------------                  ------------
                                       3,301,205                   $ 23,322,315
                                     ------------                  ------------
2001
  Top I............................       17,297    $   7.334439   $    126,864      1.1%      -25.56%      0.07%
  Top Tradition....................      402,977    $   7.334439   $  2,955,608      1.1%      -25.56%      0.07%
  Top Plus.........................      149,573    $   7.366024   $  1,101,755      0.9%      -25.41%      0.07%
  Investar Vision & Top Spectrum...       40,381    $  10.264673   $    414,499      1.4%      -25.78%      0.06%
  Top Explorer.....................      212,895    $   7.303014   $  1,554,775      1.3%      -25.71%      0.06%
  Oncore & Firstar Flex............      205,284    $  10.227571   $  2,099,558      1.5%      -25.86%      0.06%
  Oncore & Firstar Oncore Value....      596,168    $  10.452831   $  6,231,643      0.9%      -25.41%      0.07%
  Oncore & Firstar Oncore
     Premier.......................    2,524,855    $  10.264673   $ 25,916,820      1.4%      -25.78%      0.06%
  Oncore & Firstar Oncore Xtra.....      329,196    $  10.264673   $  3,379,086      1.4%      -25.78%      0.06%
                                     ------------                  ------------
                                       4,478,626                   $ 43,780,608
                                     ------------                  ------------
2000
  Top I............................       17,013    $   9.852763   $    167,628      1.1%      -15.48%      2.76%
  Top Tradition....................      419,996    $   9.852763   $  4,138,118      1.1%      -15.48%      2.57%
  Top Plus.........................      174,803    $   9.875450   $  1,726,263      0.9%      -15.31%      2.82%
  Investar Vision & Top Spectrum...       46,083    $  13.830434   $    637,346      1.4%      -15.73%      2.62%
  Top Explorer.....................      337,714    $   9.830144   $  3,319,780      1.3%      -15.65%      2.64%
  Oncore & Firstar Oncore Flex.....      271,837    $  13.794144   $  3,749,754      1.5%      -15.81%      2.59%
  Oncore & Firstar Oncore Value....      645,853    $  14.013856   $  9,050,884      0.9%      -15.31%      2.59%
  Oncore & Firstar Oncore
     Premier.......................    2,997,638    $  13.830434   $ 41,458,638      1.4%      -15.73%      2.62%
  Oncore & Firstar Oncore Xtra.....      425,289    $  13.830434   $  5,881,936      1.4%      -15.73%      2.62%
                                     ------------                  ------------
                                       5,336,226                   $ 70,130,347
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                       ACCUMULATION   VALUE PER       FAIR                      TOTAL      INCOME    INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*    RETURN**   RATIO****    DATE
                                      -------------  ----------    -----------    --------     --------   ---------   ---------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
GROWTH SUBACCOUNT (CONTINUED)
1999
  Top I............................        7,707    $  11.657335   $     89,839      1.1%       16.57%      0.14%     11/1/99
  Top Tradition....................      140,899    $  11.657335   $  1,642,509      1.1%       16.57%      0.11%     11/1/99
  Top Plus.........................       44,858    $  11.661117   $    523,094      0.9%       16.61%      0.13%     11/1/99
  Investar Vision & Top Spectrum...       14,331    $  16.412037   $    235,194      1.4%       16.52%      0.33%     11/1/99
  Top Explorer.....................      151,547    $  11.653548   $  1,766,055      1.3%       16.54%      0.04%     11/1/99
  Oncore & Firstar Oncore Flex.....      181,724    $  16.385089   $  2,977,571      1.5%       41.86%      0.27%
  Oncore & Firstar Oncore Value....      409,857    $  16.547829   $  6,782,245      0.9%       42.70%      0.30%
  Oncore & Firstar Oncore
     Premier.......................    1,903,300    $  16.412037   $ 31,237,052      1.4%       42.00%      0.33%
  Oncore Xtra......................       37,224    $  16.412037   $    610,922      1.4%       16.52%      0.33%     11/1/99
                                     ------------                  ------------
                                       2,891,447                   $ 45,864,481
                                     ------------                  ------------
INTERNATIONAL GROWTH SUBACCOUNT
2003
  Oncore & Firstar Oncore Flex.....       30,477    $  10.814633   $    329,597      1.5%       32.92%      1.00%
  Oncore & Firstar Oncore Value....       62,869    $  11.184582   $    703,160      0.9%       33.71%      1.21%
  Oncore & Firstar Oncore
     Premier.......................      232,971    $  10.875254   $  2,533,622      1.4%       33.05%      1.22%
  Oncore & Firstar Oncore Xtra.....       70,019    $  10.875254   $    761,474      1.4%       33.05%      1.22%
                                     ------------                  ------------
                                         396,336                   $  4,327,853
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....       39,242    $   8.136008   $    319,276      1.5%      -26.69%      0.56%
  Oncore & Firstar Oncore Value....       82,021    $   8.364642   $    686,078      0.9%      -26.25%      0.82%
  Oncore & Firstar Oncore
     Premier.......................      275,525    $   8.173564   $  2,252,018      1.4%      -26.61%      0.80%
  Oncore & Firstar Oncore Xtra.....       79,167    $   8.173564   $    647,077      1.4%      -26.61%      0.80%
                                     ------------                  ------------
                                         475,955                   $  3,904,449
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....       53,202    $  11.097464   $    590,405      1.5%      -24.38%      1.06%
  Oncore & Firstar Oncore Value....      104,233    $  11.341733   $  1,182,178      0.9%      -23.92%      1.01%
  Oncore & Firstar Oncore
     Premier.......................      380,072    $  11.137690   $  4,233,123      1.4%      -24.30%      1.00%
  Oncore & Firstar Oncore Xtra.....      108,231    $  11.137690   $  1,205,455      1.4%      -24.30%      1.00%
                                     ------------                  ------------
                                         645,738                   $  7,211,161
                                     ------------                  ------------
2000
  Oncore & Firstar Oncore Flex.....       70,851    $  14.674821   $  1,039,732      1.5%      -17.18%      0.76%
  Oncore & Firstar Oncore Value....      114,822    $  14.908442   $  1,711,813      0.9%      -16.69%      1.90%
  Oncore & Firstar Oncore
     Premier.......................      408,896    $  14.713393   $  6,016,252      1.4%      -17.10%      1.94%
  Oncore & Firstar Oncore Xtra.....      129,827    $  14.713393   $  1,910,194      1.4%      -17.10%      1.94%
                                     ------------                  ------------
                                         724,396                   $ 10,677,991
                                     ------------                  ------------
1999
  Oncore & Firstar Oncore Flex.....      228,884    $  17.719378   $  4,055,689      1.5%       79.59%      0.00%
  Oncore & Firstar Oncore Value....       48,536    $  17.895206   $    868,567      0.9%       80.65%      0.16%
  Oncore & Firstar Oncore
     Premier.......................      152,819    $  17.748475   $  2,712,290      1.4%       79.76%      0.20%
  Oncore & Firstar Oncore Xtra.....       16,246    $  17.748475   $    288,345      1.4%       45.27%      0.20%     11/1/99
                                     ------------                  ------------
                                         446,485                   $  7,924,891
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                       ACCUMULATION    VALUE PER       FAIR                      TOTAL     INCOME
                                       UNITS***          UNIT          VALUE       EXPENSES*    RETURN**   RATIO****
                                      -------------  -----------   ------------   --------     --------   ---------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT
2003
  Top I............................       14,297    $   7.648142   $    109,346      1.1%       22.64%      0.97%
  Top Tradition....................      213,452    $   7.648142   $  1,632,511      1.1%       22.64%      1.11%
  Top Plus.........................       59,560    $   7.711505   $    459,296      0.9%       22.89%      1.07%
  Investar Vision & Top Spectrum...       66,624    $   9.554088   $    636,534      1.4%       22.28%      1.10%
  Top Explorer.....................      162,508    $   7.585312   $  1,232,672      1.3%       22.40%      1.11%
  Oncore & Firstar Oncore Flex.....       87,186    $   9.681675   $    844,106      1.5%       22.16%      1.06%
  Oncore & Firstar Oncore Value....      247,172    $  10.012904   $  2,474,912      0.9%       22.89%      1.10%
  Oncore & Firstar Oncore
     Premier.......................      810,029    $   9.735966   $  7,886,412      1.4%       22.28%      1.09%
  Oncore & Firstar Oncore Xtra.....      117,798    $   9.735966   $  1,146,879      1.4%       22.28%      1.09%
                                     ------------                  ------------
                                       1,778,626                   $ 16,422,668
                                     ------------                  ------------
2002
  Top I............................       23,137    $   6.236113   $    144,287      1.1%      -26.31%      0.87%
  Top Tradition....................      250,428    $   6.236113   $  1,561,694      1.1%      -26.31%      0.86%
  Top Plus.........................       84,760    $   6.275358   $    531,899      0.9%      -26.17%      0.82%
  Investar Vision & Top Spectrum...       86,447    $   7.813288   $    675,436      1.4%      -26.53%      0.83%
  Top Explorer.....................      201,998    $   6.197110   $  1,251,802      1.3%      -26.46%      0.87%
  Oncore & Firstar Oncore Flex.....      118,759    $   7.925431   $    941,213      1.5%      -26.60%      0.72%
  Oncore & Firstar Oncore Value....      321,826    $   8.148162   $  2,622,290      0.9%      -26.17%      0.85%
  Oncore & Firstar Oncore
     Premier.......................    1,039,628    $   7.962021   $  8,277,550      1.4%      -26.53%      0.83%
  Oncore & Firstar Oncore Xtra.....      168,250    $   7.962021   $  1,339,607      1.4%      -26.53%      0.83%
                                     ------------                  ------------
                                       2,295,233                   $ 17,345,778
                                     ------------                  ------------
2001
  Top I............................       27,965    $   8.463030   $    236,665      1.1%      -23.29%      0.49%
  Top Tradition....................      307,065    $   8.463030   $  2,598,700      1.1%      -23.29%      0.47%
  Top Plus.........................      134,429    $   8.499423   $  1,142,572      0.9%      -23.13%      0.48%
  Investar Vision & Top Spectrum...      113,857    $  10.634980   $  1,210,864      1.4%      -23.51%      0.44%
  Top Explorer.....................      242,670    $   8.426786   $  2,044,926      1.3%      -23.44%      0.46%
  Oncore & Firstar Oncore Flex.....      172,729    $  10.798282   $  1,865,173      1.5%      -23.59%      0.41%
  Oncore & Firstar Oncore Value....      397,264    $  11.035976   $  4,384,201      0.9%      -23.13%      0.45%
  Oncore & Firstar Oncore
     Premier.......................    1,408,490    $  10.837423   $ 15,264,397      1.4%      -23.51%      0.46%
  Oncore & Firstar Oncore Xtra.....      225,665    $  10.837423   $  2,445,632      1.4%      -23.51%      0.46%
                                     ------------                  ------------
                                       3,030,134                   $ 31,193,130
                                     ------------                  ------------
2000
  Top I............................       26,493    $  11.031902   $    292,269      1.1%      -16.59%      2.16%
  Top Tradition....................      329,043    $  11.031902   $  3,629,973      1.1%      -16.59%      2.23%
  Top Plus.........................      145,826    $  11.057279   $  1,612,434      0.9%      -16.42%      2.26%
  Investar Vision & Top Spectrum...      153,172    $  13.904645   $  2,129,800      1.4%      -16.83%      1.96%
  Top Explorer.....................      265,777    $  11.006578   $  2,925,293      1.3%      -16.75%      2.41%
  Oncore & Firstar Oncore Flex.....      194,391    $  14.132175   $  2,747,163      1.5%      -16.91%      1.42%
  Oncore & Firstar Oncore Value....      497,473    $  14.357178   $  7,142,309      0.9%      -16.42%      2.10%
  Oncore & Firstar Oncore
     Premier.......................    1,630,549    $  14.169317   $ 23,103,771      1.4%      -16.83%      2.15%
  Oncore & Firstar Oncore Xtra.....      258,571    $  14.169317   $  3,663,775      1.4%      -16.83%      2.15%
                                     ------------                  ------------
                                       3,501,295                   $ 47,246,787
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT (CONTINUED)
1999
  Top I............................        3,185    $  13.225533   $     42,118      1.1%       32.26%      0.00%     11/1/99
  Top Tradition....................       84,104    $  13.225533   $  1,112,320      1.1%       32.26%      0.00%     11/1/99
  Top Plus.........................       19,886    $  13.229802   $    263,084      0.9%       32.30%      0.00%     11/1/99
  Investar Vision & Top Spectrum...      141,812    $  16.718939   $  2,370,945      1.4%       62.18%      0.19%
  Top Explorer.....................       33,158    $  13.221258   $    438,387      1.3%       32.21%      0.00%     11/1/99
  Oncore & Firstar Oncore Flex.....      370,658    $  17.009248   $  6,304,612      1.5%       62.02%      0.15%
  Oncore & Firstar Oncore Value....      319,718    $  17.178057   $  5,492,132      0.9%       62.98%      0.16%
  Oncore & Firstar Oncore
     Premier.......................    1,022,885    $  17.037179   $ 17,427,105      1.4%       62.18%      0.15%
  Oncore & Firstar Oncore Xtra.....        6,228    $  17.037179   $    106,109      1.4%       32.19%      0.15%     11/1/99
                                     ------------                  ------------
                                       2,001,634                   $ 33,556,812
                                     ------------                  ------------
BALANCED SUBACCOUNT
2003
  Top I............................       22,397    $  10.490828   $    234,963      1.1%       12.81%      2.07%
  Top Tradition....................      303,570    $  10.490828   $  3,184,705      1.1%       12.81%      2.21%
  Top Plus.........................      132,623    $  10.577712   $  1,402,852      0.9%       13.03%      2.03%
  Investar Vision & Top Spectrum...      244,365    $  14.052762   $  3,434,007      1.4%       12.48%      2.17%
  Top Explorer.....................      177,315    $  10.404689   $  1,844,906      1.3%       12.59%      2.22%
  Oncore & Firstar Oncore Flex.....       92,627    $  13.590452   $  1,258,843      1.5%       12.36%      2.16%
  Oncore & Firstar Oncore Value....      268,663    $  14.055270   $  3,776,128      0.9%       13.03%      2.10%
  Oncore & Firstar Oncore
     Premier.......................    1,615,730    $  13.666613   $ 22,081,546      1.4%       12.48%      2.15%
  Oncore & Firstar Oncore Xtra.....      133,989    $  13.666613   $  1,831,171      1.4%       12.48%      2.15%
                                     ------------                  ------------
                                       2,991,279                   $ 39,049,121
                                     ------------                  ------------
2002
  Top I............................       30,791    $   9.299613   $    286,346      1.1%       -7.46%      2.53%
  Top Tradition....................      325,549    $   9.299613   $  3,027,481      1.1%       -7.46%      2.44%
  Top Plus.........................      198,509    $   9.358103   $  1,857,669      0.9%       -7.28%      2.43%
  Investar Vision & Top Spectrum...      291,172    $  12.494084   $  3,637,923      1.4%       -7.74%      2.31%
  Top Explorer.....................      200,267    $   9.241501   $  1,850,770      1.3%       -7.65%      2.44%
  Oncore & Firstar Oncore Flex.....      115,864    $  12.094948   $  1,401,367      1.5%       -7.83%      2.33%
  Oncore & Firstar Oncore Value....      358,015    $  12.434696   $  4,451,811      0.9%       -7.28%      2.29%
  Oncore & Firstar Oncore
     Premier.......................    1,969,882    $  12.150767   $ 23,935,571      1.4%       -7.74%      2.30%
  Oncore & Firstar Oncore Xtra.....      176,260    $  12.150767   $  2,141,689      1.4%       -7.74%      2.30%
                                     ------------                  ------------
                                       3,666,309                   $ 42,590,627
                                     ------------                  ------------
2001
  Top I............................       23,511    $  10.049646   $    236,279      1.1%       -5.71%      2.66%
  Top Tradition....................      326,327    $  10.049646   $  3,279,466      1.1%       -5.71%      2.72%
  Top Plus.........................      197,509    $  10.092837   $  1,993,425      0.9%       -5.52%      2.63%
  Investar Vision & Top Spectrum...      360,910    $  13.541875   $  4,887,401      1.4%       -5.99%      2.52%
  Top Explorer.....................      201,883    $  10.006634   $  2,020,170      1.3%       -5.90%      2.51%
  Oncore & Firstar Oncore Flex.....      143,653    $  13.122207   $  1,885,048      1.5%       -6.08%      2.53%
  Oncore & Firstar Oncore Value....      459,055    $  13.410992   $  6,156,377      0.9%       -5.52%      2.55%
  Oncore & Firstar Oncore
     Premier.......................    2,465,027    $  13.169779   $ 32,463,869      1.4%       -5.99%      2.55%
  Oncore & Firstar Oncore Xtra.....      267,010    $  13.169779   $  3,516,464      1.4%       -5.99%      2.55%
                                     ------------                  ------------
                                       4,444,885                   $ 56,438,499
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
BALANCED SUBACCOUNT (CONTINUED)
2000
  Top I............................       20,093    $  10.657989   $    214,155      1.1%       -3.33%      6.03%
  Top Tradition....................      270,044    $  10.657989   $  2,878,125      1.1%       -3.33%      6.57%
  Top Plus.........................      198,240    $  10.682514   $  2,117,707      0.9%       -3.14%      6.17%
  Investar Vision & Top Spectrum...      418,274    $  14.404552   $  6,025,052      1.4%       -3.62%      5.55%
  Top Explorer.....................      245,282    $  10.633531   $  2,608,212      1.3%       -3.52%      6.98%
  Oncore & Firstar Oncore Flex.....      164,477    $  13.972011   $  2,298,078      1.5%       -3.71%      5.79%
  Oncore & Firstar Oncore Value....      497,551    $  14.194521   $  7,062,499      0.9%       -3.14%      5.83%
  Oncore & Firstar Oncore
     Premier.......................    2,785,101    $  14.008748   $ 39,015,766      1.4%       -3.62%      6.02%
  Oncore & Firstar Oncore Xtra.....      281,520    $  14.008748   $  3,943,738      1.4%       -3.62%      6.02%
                                     ------------                  ------------
                                       4,880,582                   $ 66,163,332
                                     ------------                  ------------
1999
  Top I............................        9,739    $  11.025619   $    107,384      1.1%       10.26%      0.34%     11/1/99
  Top Tradition....................       60,253    $  11.025619   $    664,329      1.1%       10.26%      1.80%     11/1/99
  Top Plus.........................       48,823    $  11.029199   $    538,476      0.9%       10.29%      1.71%     11/1/99
  Investar Vision & Top Spectrum...      401,500    $  14.945572   $  6,000,641      1.4%       25.01%      2.70%
  Top Explorer.....................       31,407    $  11.022042   $    346,167      1.3%       10.22%      1.46%     11/1/99
  Oncore & Firstar Oncore Flex.....      123,188    $  14.511033   $  1,787,586      1.5%       24.89%      3.05%
  Oncore & Firstar Oncore Value....      359,275    $  14.655190   $  5,265,237      0.9%       25.63%      3.11%
  Oncore & Firstar Oncore
     Premier.......................    1,767,838    $  14.534895   $ 25,695,352      1.4%       25.01%      3.37%
  Oncore & Firstar Oncore Xtra.....        6,426    $  14.534895   $     93,397      1.4%       10.20%      3.37%     11/1/99
                                     ------------                  ------------
                                       2,808,449                   $ 40,498,569
                                     ------------                  ------------
SALOMON BROTHERS VARIABLE SERIES
  FUNDS INC.:
ALL CAP SUBACCOUNT
2003
  Oncore & Firstar Oncore Flex.....       26,439    $  15.166107   $    400,974      1.5%       36.98%      0.23%
  Oncore & Firstar Oncore Value....       67,026    $  15.684793   $  1,051,284      0.9%       37.79%      0.28%
  Oncore & Firstar Oncore
     Premier.......................      335,212    $  15.251089   $  5,112,352      1.4%       37.12%      0.27%
  Oncore & Firstar Oncore Xtra.....      268,577    $  15.251089   $  4,096,098      1.4%       37.12%      0.27%
  Oncore & Firstar Oncore Lite.....      143,157    $  15.251089   $  2,183,294      1.4%       37.12%      0.27%
                                     ------------                  ------------
                                         840,411                   $ 12,844,002
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....       49,079    $  11.071684   $    543,383      1.5%      -26.17%      0.43%
  Oncore & Firstar Oncore Value....       60,895    $  11.382739   $    693,149      0.9%      -25.73%      0.42%
  Oncore & Firstar Oncore
     Premier.......................      365,296    $  11.122785   $  4,063,117      1.4%      -26.09%      0.47%
  Oncore & Firstar Oncore Xtra.....      250,504    $  11.122785   $  2,786,304      1.4%      -26.09%      0.47%
  Oncore & Firstar Oncore Lite.....      113,837    $  11.122785   $  1,266,185      1.4%      -26.09%      0.47%
                                     ------------                  ------------
                                         839,611                   $  9,352,138
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....       45,028    $  14.995451   $    675,221      1.5%        0.39%      0.81%
  Oncore & Firstar Oncore Value....       58,830    $  15.325385   $    901,600      0.9%        0.99%      1.15%
  Oncore & Firstar Oncore
     Premier.......................      299,673    $  15.049789   $  4,510,016      1.4%        0.49%      1.21%
  Oncore & Firstar Oncore Xtra.....      175,876    $  15.049789   $  2,646,885      1.4%        0.49%      1.21%
  Oncore Lite......................       32,054    $  15.049789   $    482,406      1.4%       -0.41%      1.21%     4/17/01
                                     ------------                  ------------
                                         611,461                   $  9,216,128
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.: (CONTINUED)
ALL CAP SUBACCOUNT (CONTINUED)
2000
  Oncore & Firstar Oncore Flex.....       24,021    $  14.937157   $    358,808      1.5%       16.49%      0.49%
  Oncore & Firstar Oncore Value....       19,554    $  15.175006   $    296,725      0.9%       17.18%      0.56%
  Oncore & Firstar Oncore
     Premier.......................       94,561    $  14.976435   $  1,416,191      1.4%       16.61%      0.82%
  Oncore & Firstar Oncore Xtra.....       27,796    $  14.976435   $    416,287      1.4%       16.61%      0.82%
                                     ------------                  ------------
                                         165,932                   $  2,488,011
                                     ------------                  ------------
1999
  Oncore & Firstar Oncore Flex.....       22,316    $  12.822212   $    286,146      1.5%       20.28%      0.69%
  Oncore & Firstar Oncore Value....       15,238    $  12.949634   $    197,323      0.9%       21.00%      0.84%
  Oncore & Firstar Oncore
     Premier.......................       48,771    $  12.843310   $    626,381      1.4%       20.40%      0.67%
                                     ------------                  ------------
                                          86,325                   $  1,109,850
                                     ------------                  ------------
TOTAL RETURN SUBACCOUNT
2003
  Oncore & Firstar Oncore Flex.....       13,053    $  10.808286   $    141,079      1.5%       14.20%      1.66%
  Oncore & Firstar Oncore Value....       51,447    $  11.177969   $    575,077      0.9%       14.88%      1.60%
  Oncore & Firstar Oncore
     Premier.......................      301,022    $  10.868872   $  3,271,760      1.4%       14.32%      1.75%
  Oncore & Firstar Oncore Xtra.....      253,603    $  10.868872   $  2,756,380      1.4%       14.32%      1.75%
  Oncore & Firstar Oncore Lite.....       36,394    $  10.868872   $    395,567      1.4%       14.32%      1.75%
                                     ------------                  ------------
                                         655,519                   $  7,139,863
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....       16,555    $   9.464057   $    156,680      1.5%       -8.24%      1.39%
  Oncore & Firstar Oncore Value....       55,689    $   9.729919   $    541,846      0.9%       -7.70%      1.51%
  Oncore & Firstar Oncore
     Premier.......................      275,575    $   9.507740   $  2,620,094      1.4%       -8.15%      1.63%
  Oncore & Firstar Oncore Xtra.....      218,416    $   9.507740   $  2,076,644      1.4%       -8.15%      1.63%
  Oncore & Firstar Oncore Lite.....       17,231    $   9.507740   $    163,829      1.4%       -8.15%      1.63%
                                     ------------                  ------------
                                         583,466                   $  5,559,093
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....       17,591    $  10.314460   $    181,441      1.5%       -2.27%      3.01%
  Oncore & Firstar Oncore Value....       52,597    $  10.541475   $    554,455      0.9%       -1.69%      2.29%
  Oncore & Firstar Oncore
     Premier.......................      235,953    $  10.351859   $  2,442,545      1.4%       -2.18%      3.10%
  Oncore & Firstar Oncore Xtra.....      143,967    $  10.351859   $  1,490,321      1.4%       -2.18%      3.10%
  Oncore & Firstar Oncore Lite.....        4,546    $  10.351859   $     47,062      1.4%        0.58%      3.10%     4/17/01
                                     ------------                  ------------
                                         454,654                   $  4,715,824
                                     ------------                  ------------
2000
  Oncore Flex......................        5,656    $  10.554451   $     59,696      1.5%        6.31%      3.62%
  Oncore & Firstar Oncore Value....       33,657    $  10.722596   $    360,892      0.9%        6.94%      3.81%
  Oncore & Firstar Oncore
     Premier.......................      136,855    $  10.582224   $  1,448,222      1.4%        6.42%      3.63%
  Oncore & Firstar Oncore Xtra.....        7,831    $  10.582224   $     82,872      1.4%        6.42%      3.63%
                                     ------------                  ------------
                                         183,999                   $  1,951,682
                                     ------------                  ------------
1999
  Oncore Flex......................        4,263    $   9.927581   $     42,321      1.5%       -0.71%      2.64%
  Oncore & Firstar Oncore Value....       29,385    $  10.026301   $    294,619      0.9%       -0.12%      2.89%
  Oncore & Firstar Oncore
     Premier.......................      109,267    $   9.943926   $  1,086,546      1.4%       -0.61%      3.51%
                                     ------------                  ------------
                                         142,915                   $  1,423,486
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.: (CONTINUED)
INVESTORS SUBACCOUNT
2003
  Oncore & Firstar Oncore Flex.....       60,640    $  11.803030   $    715,735      1.5%       30.38%      1.81%
  Oncore & Firstar Oncore Value....       54,924    $  12.206734   $    670,437      0.9%       31.15%      1.48%
  Oncore & Firstar Oncore
     Premier.......................      184,492    $  11.869178   $  2,189,772      1.4%       30.51%      1.47%
  Oncore & Firstar Oncore Xtra.....      125,056    $  11.869178   $  1,484,313      1.4%       30.51%      1.47%
  Oncore Lite......................       55,417    $  11.869178   $    657,756      1.4%       30.51%      1.47%
                                     ------------                  ------------
                                         480,529                   $  5,718,013
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....       71,598    $   9.053003   $    648,180      1.5%      -24.19%      1.18%
  Oncore & Firstar Oncore Value....       50,000    $   9.307368   $    465,371      0.9%      -23.74%      1.37%
  Oncore & Firstar Oncore
     Premier.......................      234,005    $   9.094795   $  2,128,222      1.4%      -24.11%      1.33%
  Oncore & Firstar Oncore Xtra.....      106,559    $   9.094795   $    969,133      1.4%      -24.11%      1.33%
  Oncore Lite......................       45,433    $   9.094795   $    413,200      1.4%      -24.11%      1.33%
                                     ------------                  ------------
                                         507,595                   $  4,624,106
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....       62,628    $  11.941223   $    747,853      1.5%       -5.57%      1.30%
  Oncore & Firstar Oncore Value....       32,448    $  12.204028   $    395,995      0.9%       -5.01%      0.88%
  Oncore & Firstar Oncore
     Premier.......................      173,272    $  11.984510   $  2,076,578      1.4%       -5.48%      1.26%
  Oncore & Firstar Oncore Xtra.....       88,848    $  11.984510   $  1,064,808      1.4%       -5.48%      1.26%
  Oncore Lite......................        6,269    $  11.984510   $     75,134      1.4%       -4.24%      1.26%     4/17/01
                                     ------------                  ------------
                                         363,465                   $  4,360,368
                                     ------------                  ------------
2000
  Oncore & Firstar Oncore Flex.....        9,729    $  12.645960   $    123,034      1.5%       13.54%      0.84%
  Oncore Value.....................       13,083    $  12.847338   $    168,087      0.9%       14.21%      1.27%
  Oncore & Firstar Oncore
     Premier.......................       46,998    $  12.679209   $    595,890      1.4%       13.65%      1.11%
  Oncore & Firstar Oncore Xtra.....       14,718    $  12.679209   $    186,618      1.4%       13.65%      1.11%
                                     ------------                  ------------
                                          84,528                   $  1,073,629
                                     ------------                  ------------
1999
  Oncore & Firstar Oncore Flex.....        7,637    $  11.137851   $     85,060      1.5%       10.00%      0.76%
  Oncore & Firstar Oncore Value....        7,741    $  11.248581   $     87,075      0.9%       10.65%      0.50%
  Oncore & Firstar Oncore
     Premier.......................       24,486    $  11.156179   $    273,175      1.4%       10.11%      0.40%
  Oncore & Firstar Oncore Xtra.....          596    $  11.156179   $      6,646      1.4%        5.37%      0.40%     11/1/99
                                     ------------                  ------------
                                          40,460                   $    451,956
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
STRONG VARIABLE INSURANCE FUNDS,
  INC.:
OPPORTUNITY II SUBACCOUNT
2003
  Top I............................        3,670    $  10.992008   $     40,346      1.1%       35.52%      0.05%
  Top Tradition....................       65,730    $  10.992008   $    722,501      1.1%       35.52%      0.08%
  Top Plus.........................       31,462    $  11.083042   $    348,692      0.9%       35.79%      0.09%
  Investar Vision & Top Spectrum...        6,973    $  12.357050   $     86,164      1.4%       35.12%      0.08%
  Top Explorer.....................       56,933    $  10.901773   $    620,670      1.3%       35.25%      0.08%
  Oncore & Firstar Oncore Flex.....       27,067    $  12.288188   $    332,600      1.5%       34.98%      0.07%
  Oncore & Firstar Oncore Value....      212,892    $  12.708516   $  2,705,540      0.9%       35.79%      0.08%
  Oncore & Firstar Oncore
     Premier.......................      583,589    $  12.357050   $  7,211,452      1.4%       35.12%      0.08%
  Oncore & Firstar Oncore Xtra.....      554,398    $  12.357050   $  6,850,725      1.4%       35.12%      0.08%
  Oncore & Firstar Oncore Lite.....      270,449    $  12.357050   $  3,341,952      1.4%       35.12%      0.08%
                                     ------------                  ------------
                                       1,813,163                   $ 22,260,642
                                     ------------                  ------------
2002
  Top I............................        7,767    $   8.111148   $     62,998      1.1%      -27.62%      0.39%
  Top Tradition....................       64,592    $   8.111148   $    523,914      1.1%      -27.62%      0.43%
  Top Plus.........................       28,890    $   8.162179   $    235,807      0.9%      -27.47%      0.44%
  Investar Vision & Top Spectrum...        7,451    $   9.145475   $     68,144      1.4%      -27.83%      0.40%
  Top Explorer.....................       52,049    $   8.060463   $    419,540      1.3%      -27.76%      0.43%
  Oncore & Firstar Oncore Flex.....       38,242    $   9.103468   $    348,130      1.5%      -27.90%      0.39%
  Oncore & Firstar Oncore Value....      225,389    $   9.359256   $  2,109,472      0.9%      -27.47%      0.43%
  Oncore & Firstar Oncore
     Premier.......................      613,606    $   9.145475   $  5,611,716      1.4%      -27.83%      0.40%
  Oncore & Firstar Oncore Xtra.....      596,327    $   9.145475   $  5,453,697      1.4%      -27.83%      0.40%
  Oncore & Firstar Oncore Lite.....      241,758    $   9.145475   $  2,210,991      1.4%      -27.83%      0.40%
                                     ------------                  ------------
                                       1,876,071                   $ 17,044,409
                                     ------------                  ------------
2001
  Top I............................        8,307    $  11.205725   $     93,090      1.1%       -4.76%      0.52%
  Top Tradition....................       44,704    $  11.205725   $    500,942      1.1%       -4.76%      0.41%
  Top Plus.........................       23,185    $  11.253894   $    260,924      0.9%       -4.57%      0.46%
  Top Spectrum.....................        3,911    $  12.672277   $     49,565      1.4%       -5.04%      0.54%
  Top Explorer.....................       45,268    $  11.157790   $    505,096      1.3%       -4.95%      0.28%
  Oncore & Firstar Oncore Flex.....       38,737    $  12.626529   $    489,112      1.5%       -5.14%      0.42%
  Oncore & Firstar Oncore Value....      180,541    $  12.904401   $  2,329,774      0.9%       -4.57%      0.44%
  Oncore & Firstar Oncore
     Premier.......................      615,990    $  12.672277   $  7,805,989      1.4%       -5.04%      0.54%
  Oncore & Firstar Oncore Xtra.....      534,528    $  12.672277   $  6,773,672      1.4%       -5.04%      0.54%
  Oncore & Firstar Oncore Lite.....      144,783    $  12.672277   $  1,834,732      1.4%       -1.09%      0.54%     4/17/01
                                     ------------                  ------------
                                       1,639,954                   $ 20,642,896
                                     ------------                  ------------
2000
  Top I............................        3,464    $  11.765451   $     40,755      1.1%        5.44%      0.24%
  Top Tradition....................       28,808    $  11.765451   $    338,941      1.1%        5.44%      0.33%
  Top Plus.........................       13,525    $  11.792516   $    159,491      0.9%        5.65%      0.29%
  Investar Vision & Top Spectrum...          647    $  13.345052   $      8,629      1.4%        5.13%      0.36%
  Top Explorer.....................       31,411    $  11.738472   $    368,711      1.3%        5.23%      0.33%
  Oncore & Firstar Oncore Flex.....       24,993    $  13.310073   $    332,665      1.5%        5.03%      0.41%
  Oncore & Firstar Oncore Value....      124,830    $  13.522012   $  1,687,956      0.9%        5.65%      0.32%
  Oncore & Firstar Oncore
     Premier.......................      353,051    $  13.345052   $  4,711,480      1.4%        5.13%      0.36%
  Oncore & Firstar Oncore Xtra.....      192,484    $  13.345052   $  2,568,713      1.4%        5.13%      0.36%
                                     ------------                  ------------
                                         773,213                   $ 10,217,341
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
STRONG VARIABLE INSURANCE FUNDS, INC.: (CONTINUED)
OPPORTUNITY II SUBACCOUNT (CONTINUED)
1999
  Top Tradition....................        1,268    $  11.158443   $     14,154      1.1%       11.58%      0.00%     11/1/99
  Investar Vision & Top Spectrum...          118    $  12.694022   $      1,502      1.4%       11.53%      0.00%     11/1/99
  Top Explorer.....................          375    $  11.154825   $      4,180      1.3%       11.55%      0.00%     11/1/99
  Oncore & Firstar Oncore Flex.....        3,803    $  12.673177   $     48,199      1.5%       32.92%      0.00%
  Oncore & Firstar Oncore Value....       43,944    $  12.799099   $    562,442      0.9%       33.70%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      180,309    $  12.694022   $  2,288,850      1.4%       33.05%      0.00%
                                     ------------                  ------------
                                         229,817                   $  2,919,327
                                     ------------                  ------------
MULTI CAP VALUE II SUBACCOUNT
2003
  Top I............................          617    $  11.752588   $      7,252      1.1%       36.89%      0.11%
  Top Tradition....................        9,480    $  11.752588   $    111,412      1.1%       36.89%      0.12%
  Top Plus.........................        7,179    $  11.849948   $     85,067      0.9%       37.16%      0.10%
  Top Explorer.....................        3,416    $  11.656107   $     39,817      1.3%       36.62%      0.12%
  Oncore & Firstar Oncore Flex.....       10,577    $  10.103864   $    106,864      1.5%       36.35%      0.11%
  Oncore & Firstar Oncore Value....        8,927    $  10.449547   $     93,284      0.9%       37.16%      0.12%
  Oncore & Firstar Oncore
     Premier.......................       72,909    $  10.160486   $    740,795      1.4%       36.49%      0.10%
  Oncore & Firstar Oncore Xtra.....       42,608    $  10.160486   $    432,918      1.4%       36.49%      0.10%
                                     ------------                  ------------
                                         155,713                   $  1,617,409
                                     ------------                  ------------
2002
  Top I............................          618    $   8.585353   $      5,303      1.1%      -24.00%      0.46%
  Top Tradition....................        9,258    $   8.585353   $     79,486      1.1%      -24.00%      0.37%
  Top Plus.........................        8,155    $   8.639387   $     70,457      0.9%      -23.85%      0.44%
  Top Explorer.....................        2,955    $   8.531704   $     25,214      1.3%      -24.15%      0.10%
  Oncore & Firstar Oncore Flex.....       10,619    $   7.410125   $     78,686      1.5%      -24.30%      0.46%
  Oncore & Firstar Oncore Value....        8,108    $   7.618396   $     61,770      0.9%      -23.85%      0.43%
  Oncore & Firstar Oncore
     Premier.......................       85,631    $   7.444322   $    637,464      1.4%      -24.22%      0.37%
  Oncore & Firstar Oncore Xtra.....       52,316    $   7.444322   $    389,456      1.4%      -24.22%      0.37%
                                     ------------                  ------------
                                         177,660                   $  1,347,836
                                     ------------                  ------------
2001
  Top I............................          618    $  11.296049   $      6,984      1.1%        2.98%      0.00%
  Top Tradition....................       17,541    $  11.296049   $    198,142      1.1%        2.98%      0.00%
  Top Plus.........................        5,765    $  11.344630   $     65,401      0.9%        3.19%      0.00%
  Top Spectrum.....................        2,201    $   9.823899   $     21,623      1.4%        2.68%      0.00%
  Top Explorer.....................       20,612    $  11.247728   $    231,833      1.3%        2.78%      0.00%
  Oncore & Firstar Oncore Flex.....       10,625    $   9.788424   $    104,005      1.5%        2.58%      0.00%
  Oncore & Firstar Oncore Value....        9,576    $  10.003931   $     95,793      0.9%        3.19%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      129,856    $   9.823899   $  1,275,701      1.4%        2.68%      0.00%
  Oncore & Firstar Oncore Xtra.....       63,207    $   9.823899   $    620,940      1.4%        2.68%      0.00%
                                     ------------                  ------------
                                         260,001                   $  2,620,422
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
STRONG VARIABLE INSURANCE FUNDS, INC.: (CONTINUED)
MULTI CAP VALUE II SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................       27,544    $  10.968728   $    302,119      1.1%        6.65%      0.50%
  Top Plus.........................        3,752    $  10.993977   $     41,253      0.9%        6.86%      0.49%
  Top Explorer.....................       26,111    $  10.943565   $    285,747      1.3%        6.44%      0.66%
  Oncore & Firstar Oncore Flex.....        2,432    $   9.542661   $     23,208      1.5%        6.23%      0.38%
  Oncore & Firstar Oncore Value....       11,183    $   9.694721   $    108,412      0.9%        6.86%      0.41%
  Oncore & Firstar Oncore
     Premier.......................      151,515    $   9.567752   $  1,449,672      1.4%        6.34%      0.67%
  Oncore & Firstar Oncore Xtra.....       14,931    $   9.567752   $    142,852      1.4%        6.34%      0.67%
                                     ------------                  ------------
                                         237,468                   $  2,353,263
                                     ------------                  ------------
1999
  Top Tradition....................          372    $  10.284400   $      3,822      1.1%        2.84%      0.68%     11/1/99
  Top Plus.........................        1,392    $  10.287746   $     14,325      0.9%        2.88%      0.68%     11/1/99
  Oncore & Firstar Oncore Flex.....        3,497    $   8.982623   $     31,408      1.5%       -4.30%      1.25%
  Oncore & Firstar Oncore Value....       16,693    $   9.071960   $    151,441      0.9%       -3.73%      1.11%
  Oncore & Firstar Oncore
     Premier.......................       36,065    $   8.997405   $    324,496      1.4%       -4.21%      1.37%
                                     ------------                  ------------
                                          58,019                   $    525,492
                                     ------------                  ------------
MID-CAP GROWTH II SUBACCOUNT
2003
  Top I............................        2,834    $   6.109458   $     17,317      1.1%       32.75%      0.00%
  Top Tradition....................      136,978    $   6.109458   $    836,859      1.1%       32.75%      0.00%
  Top Plus.........................       24,446    $   6.160144   $    150,593      0.9%       33.02%      0.00%
  Investar Vision & Top Spectrum...        9,422    $  10.088450   $     95,057      1.4%       32.36%      0.00%
  Top Explorer.....................      110,618    $   6.059228   $    670,262      1.3%       32.49%      0.00%
  Oncore & Firstar Oncore Flex.....       28,993    $  10.032151   $    290,858      1.5%       32.23%      0.00%
  Oncore & Firstar Oncore Value....      284,194    $  10.375611   $  2,948,686      0.9%       33.02%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      991,015    $  10.088450   $  9,997,796      1.4%       32.36%      0.00%
  Oncore & Firstar Oncore Xtra.....      590,657    $  10.088450   $  5,958,818      1.4%       32.36%      0.00%
  Oncore & Firstar Oncore Lite.....      139,017    $  10.088450   $  1,402,464      1.4%       32.36%      0.00%
                                     ------------                  ------------
                                       2,318,174                   $ 22,368,710
                                     ------------                  ------------
2002
  Top I............................        1,699    $   4.602057   $      7,819      1.1%      -38.23%      0.00%
  Top Tradition....................      131,912    $   4.602057   $    607,065      1.1%      -38.23%      0.00%
  Top Plus.........................       32,322    $   4.631070   $    149,685      0.9%      -38.10%      0.00%
  Investar Vision & Top Spectrum...        9,488    $   7.621828   $     72,317      1.4%      -38.41%      0.00%
  Top Explorer.....................      114,697    $   4.573237   $    524,538      1.3%      -38.35%      0.00%
  Oncore & Firstar Oncore Flex.....       46,933    $   7.586758   $    356,067      1.5%      -38.47%      0.00%
  Oncore & Firstar Oncore Value....      303,965    $   7.800175   $  2,370,983      0.9%      -38.10%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,100,189    $   7.621828   $  8,385,453      1.4%      -38.41%      0.00%
  Oncore & Firstar Oncore Xtra.....      626,229    $   7.621828   $  4,773,008      1.4%      -38.41%      0.00%
  Oncore & Firstar Oncore Lite.....      130,895    $   7.621828   $    997,660      1.4%      -38.41%      0.00%
                                     ------------                  ------------
                                       2,498,329                   $ 18,244,595
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
STRONG VARIABLE INSURANCE FUNDS, INC.: (CONTINUED)
MID-CAP GROWTH II SUBACCOUNT (CONTINUED)
2001
  Top I............................        1,733    $   7.449973   $     12,912      1.1%      -31.53%      0.00%
  Top Tradition....................      132,257    $   7.449973   $    985,308      1.1%      -31.53%      0.00%
  Top Plus.........................       48,707    $   7.482075   $    364,426      0.9%      -31.39%      0.00%
  Investar Vision & Top Spectrum...       11,444    $  12.375260   $    141,628      1.4%      -31.73%      0.00%
  Top Explorer.....................      141,857    $   7.418030   $  1,052,301      1.3%      -31.67%      0.00%
  Oncore & Firstar Oncore Flex.....       70,801    $  12.330516   $    873,010      1.5%      -31.80%      0.00%
  Oncore & Firstar Oncore Value....      321,910    $  12.602189   $  4,056,775      0.9%      -31.39%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,468,041    $  12.375260   $ 18,167,386      1.4%      -31.73%      0.00%
  Oncore & Firstar Oncore Xtra.....      763,291    $  12.375260   $  9,445,917      1.4%      -31.73%      0.00%
  Oncore & Firstar Oncore Lite.....       82,615    $  12.375260   $  1,022,388      1.4%      -14.73%      0.00%     4/17/01
                                     ------------                  ------------
                                       3,042,656                   $ 36,122,051
                                     ------------                  ------------
2000
  Top I............................        7,173    $  10.880657   $     78,047      1.1%      -15.76%      0.00%
  Top Tradition....................      136,549    $  10.880657   $  1,485,748      1.1%      -15.76%      0.00%
  Top Plus.........................       54,700    $  10.905725   $    596,545      0.9%      -15.60%      0.00%
  Investar Vision & Top Spectrum...        9,789    $  18.128240   $    177,450      1.4%      -16.01%      0.00%
  Top Explorer.....................      230,628    $  10.855665   $  2,503,618      1.3%      -15.93%      0.00%
  Oncore & Firstar Oncore Flex.....       82,985    $  18.080685   $  1,500,421      1.5%      -16.10%      0.00%
  Oncore & Firstar Oncore Value....      313,405    $  18.368687   $  5,756,839      0.9%      -15.60%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,292,064    $  18.128240   $ 23,422,853      1.4%      -16.01%      0.00%
  Oncore & Firstar Oncore Xtra.....      594,176    $  18.128240   $ 10,771,357      1.4%      -16.01%      0.00%
                                     ------------                  ------------
                                       2,721,469                   $ 46,292,878
                                     ------------                  ------------
1999
  Top I............................        1,510    $  12.916791   $     19,500      1.1%       29.17%      0.00%     11/1/99
  Top Tradition....................       15,604    $  12.916791   $    201,548      1.1%       29.17%      0.00%     11/1/99
  Top Plus.........................        5,045    $  12.920972   $     65,188      0.9%       29.21%      0.00%     11/1/99
  Investar Vision & Top Spectrum...        1,645    $  21.584486   $     35,507      1.4%       29.11%      0.00%     11/1/99
  Top Explorer.....................       14,858    $  12.912611   $    191,859      1.3%       29.13%      0.00%     11/1/99
  Oncore & Firstar Oncore Flex.....       20,343    $  21.549079   $    438,370      1.5%       87.08%      0.00%
  Oncore & Firstar Oncore Value....      150,462    $  21.762989   $  3,274,514      0.9%       88.19%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      505,192    $  21.584486   $ 10,904,322      1.4%       87.26%      0.00%
  Oncore & Firstar Oncore Xtra.....        9,305    $  21.584486   $    200,840      1.4%       29.11%      0.00%     11/1/99
                                     ------------                  ------------
                                         723,964                   $ 15,331,648
                                     ------------                  ------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS I:
CORE PLUS FIXED INCOME SUBACCOUNT
2003
  Oncore Flex......................       24,259    $  13.004005   $    315,465      1.5%        3.09%      0.06%
  Oncore & Firstar Oncore Value....       32,204    $  13.448755   $    433,100      0.9%        3.71%      0.06%
  Oncore & Firstar Oncore
     Premier.......................      251,670    $  13.076897   $  3,291,073      1.4%        3.19%      0.06%
  Oncore Xtra......................       50,161    $  13.076897   $    655,949      1.4%        3.19%      0.06%
                                     ------------                  ------------
                                         358,294                   $  4,695,587
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
CORE PLUS FIXED INCOME SUBACCOUNT (CONTINUED)
2002
  Oncore Flex......................       27,114    $  12.614010   $    342,013      1.5%        5.74%      3.57%
  Oncore & Firstar Oncore Value....       42,121    $  12.968279   $    546,239      0.9%        6.37%      3.36%
  Oncore & Firstar Oncore
     Premier.......................      284,568    $  12.672219   $  3,606,106      1.4%        5.84%      3.42%
  Oncore & Firstar Oncore Xtra.....        3,142    $  12.672219   $     39,820      1.4%        5.84%      3.42%
                                     ------------                  ------------
                                         356,945                   $  4,534,178
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....       26,172    $  11.929215   $    312,212      1.5%        7.70%      3.67%
  Oncore & Firstar Oncore Value....       48,463    $  12.191749   $    590,853      0.9%        8.34%      3.87%
  Oncore & Firstar Oncore
     Premier.......................      332,091    $  11.972451   $  3,975,944      1.4%        7.80%      3.78%
  Oncore & Firstar Oncore Xtra.....        3,512    $  11.972451   $     42,044      1.4%        7.80%      3.78%
                                     ------------                  ------------
                                         410,238                   $  4,921,053
                                     ------------                  ------------
2000
  Oncore Flex......................       30,755    $  11.076812   $    340,666      1.5%        9.45%      6.21%
  Oncore & Firstar Oncore Value....       56,923    $  11.253314   $    640,574      0.9%       10.10%      6.34%
  Oncore & Firstar Oncore
     Premier.......................      394,328    $  11.105951   $  4,379,391      1.4%        9.55%      6.55%
  Oncore & Xtra....................        3,582    $  11.105951   $     39,778      1.4%        9.55%      6.55%
                                     ------------                  ------------
                                         485,588                   $  5,400,409
                                     ------------                  ------------
1999
  Oncore Flex......................       30,259    $  10.120748   $    306,246      1.5%       -3.08%      9.44%
  Oncore & Firstar Oncore Value....       51,044    $  10.221395   $    521,742      0.9%       -2.51%      7.68%
  Oncore & Firstar Oncore
     Premier.......................      330,040    $  10.137397   $  3,345,751      1.4%       -2.99%      8.12%
  Oncore Xtra......................          976    $  10.137397   $      9,892      1.4%       -0.75%      8.12%     11/1/99
                                     ------------                  ------------
                                         412,319                   $  4,183,631
                                     ------------                  ------------
US REAL ESTATE SUBACCOUNT
2003
  Top I............................        1,089    $  18.813690   $     20,481      1.1%       36.02%      0.00%
  Top Tradition....................       22,541    $  18.813690   $    424,077      1.1%       36.02%      0.00%
  Top Plus.........................       12,211    $  18.969437   $    231,635      0.9%       36.29%      0.00%
  Top Spectrum.....................          771    $  15.918756   $     12,279      1.4%       35.61%      0.00%
  Top Explorer.....................       13,271    $  18.659388   $    247,624      1.3%       35.75%      0.00%
  Oncore & Firstar Oncore Flex.....        6,045    $  15.830110   $     95,694      1.5%       35.48%      0.00%
  Oncore & Firstar Oncore Value....       31,222    $  16.371443   $    511,144      0.9%       36.29%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       65,997    $  15.918756   $  1,050,609      1.4%       35.61%      0.00%
  Oncore & Firstar Oncore Xtra.....       64,769    $  15.918756   $  1,031,037      1.4%       35.61%      0.00%
                                     ------------                  ------------
                                         217,916                   $  3,624,580
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
US REAL ESTATE SUBACCOUNT (CONTINUED)
2002
  Top I............................        1,779    $  13.831866   $     24,607      1.1%       -1.87%      9.58%
  Top Tradition....................       15,072    $  13.831866   $    208,477      1.1%       -1.87%      3.09%
  Top Plus.........................        1,996    $  13.918838   $     27,778      0.9%       -1.67%      3.77%
  Top Spectrum.....................          391    $  11.738222   $      4,594      1.4%       -2.16%     23.74%
  Top Explorer.....................        2,402    $  13.745536   $     33,011      1.3%       -2.06%      1.99%
  Oncore & Firstar Oncore Flex.....        4,405    $  11.684341   $     51,468      1.5%       -2.25%      3.02%
  Oncore & Firstar Oncore Value....       12,813    $  12.012559   $    153,920      0.9%       -1.67%      2.80%
  Oncore & Firstar Oncore
     Premier.......................       45,545    $  11.738222   $    534,621      1.4%       -2.16%     23.74%
  Oncore Xtra......................    1,277,332    $  11.738222   $ 14,993,603      1.4%       -2.16%     23.74%
                                     ------------                  ------------
                                       1,361,735                   $ 16,032,079
                                     ------------                  ------------
2001
  Top I............................          365    $  14.094975   $      5,144      1.1%        8.64%      1.25%
  Top Tradition....................       13,869    $  14.094975   $    195,489      1.1%        8.64%      2.79%
  Top Plus.........................        1,196    $  14.155556   $     16,928      0.9%        8.86%      5.66%
  Top Spectrum.....................       10,323    $  11.997048   $    123,850      1.4%        8.32%      3.41%
  Top Explorer.....................        3,884    $  14.034732   $     54,514      1.3%        8.42%      0.55%
  Oncore & Firstar Oncore Flex.....        3,776    $  11.953743   $     45,142      1.5%        8.21%      3.67%
  Oncore & Firstar Oncore Value....       15,975    $  12.216854   $    195,159      0.9%        8.86%      3.12%
  Oncore & Firstar Oncore
     Premier.......................       73,851    $  11.997048   $    885,982      1.4%        8.32%      3.41%
  Oncore & Firstar Oncore Xtra.....        3,123    $  11.997048   $     37,472      1.4%        8.32%      3.41%
                                     ------------                  ------------
                                         126,362                   $  1,559,680
                                     ------------                  ------------
2000
  Top I............................        6,574    $  12.974045   $     85,291      1.1%       27.87%      1.70%
  Top Tradition....................       34,794    $  12.974045   $    451,421      1.1%       27.87%      2.77%
  Top Plus.........................          259    $  13.003900   $      3,363      0.9%       28.12%      0.75%
  Investar Vision & Top Spectrum...       11,549    $  11.075951   $    127,911      1.4%       27.49%      2.67%
  Top Explorer.....................        4,345    $  12.944308   $     56,241      1.3%       27.61%      2.26%
  Oncore & Firstar Oncore Flex.....        3,787    $  11.046907   $     41,838      1.5%       27.36%      2.20%
  Oncore & Firstar Oncore Value....       25,564    $  11.222911   $    286,904      0.9%       28.12%      1.81%
  Oncore & Firstar Oncore
     Premier.......................      125,785    $  11.075951   $  1,393,189      1.4%       27.49%      2.67%
  Oncore Xtra......................        3,126    $  11.075951   $     34,626      1.4%       27.49%      2.67%
                                     ------------                  ------------
                                         215,783                   $  2,480,784
                                     ------------                  ------------
1999
  Top Tradition....................        2,245    $  10.146637   $     22,781      1.1%        1.47%      0.00%     11/1/99
  Top Plus.........................        1,072    $  10.149941   $     10,881      0.9%        1.50%      0.00%     11/1/99
  Investar Vision & Top Spectrum...        3,270    $   8.687826   $     28,408      1.4%        1.42%      0.00%     11/1/99
  Top Explorer.....................          197    $  10.143343   $      2,000      1.3%        1.43%      0.00%     11/1/99
  Oncore & Firstar Oncore Flex.....        1,698    $   8.673554   $     14,725      1.5%       -2.93%      5.12%
  Oncore & Firstar Oncore Value....       13,366    $   8.759824   $    117,088      0.9%       -2.35%      8.46%
  Oncore & Firstar Oncore
     Premier.......................       28,422    $   8.687826   $    246,926      1.4%       -2.83%      7.73%
                                     ------------                  ------------
                                          50,270                        442,809
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                       ACCUMULATION   VALUE PER       FAIR                      TOTAL      INCOME
                                       UNITS***         UNIT          VALUE       EXPENSES*     RETURN**   RATIO****
                                      ------------  ------------  --------------  ---------    --------   ---------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
VALUE SUBACCOUNT
2003
  Oncore Flex......................        3,746    $  10.689314   $     40,040      1.5%       32.10%      0.00%
  Oncore Value.....................       10,715    $  11.054926   $    118,456      0.9%       32.88%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       69,251    $  10.749233   $    744,395      1.4%       32.23%      0.00%
  Oncore Xtra......................       10,177    $  10.749233   $    109,394      1.4%       32.23%      0.00%
                                     ------------                  ------------
                                          93,889                   $  1,012,285
                                     ------------                  ------------
2002
  Oncore Flex......................        3,716    $   8.091822   $     30,069      1.5%      -23.31%      0.82%
  Oncore Value.....................        8,393    $   8.319174   $     69,823      0.9%      -22.85%      0.58%
  Oncore & Firstar Oncore
     Premier.......................       74,364    $   8.129174   $    604,520      1.4%      -23.23%      0.92%
  Oncore Xtra......................       14,377    $   8.129174   $    116,874      1.4%      -23.23%      0.92%
                                     ------------                  ------------
                                         100,850                   $    821,286
                                     ------------                  ------------
2001
  Oncore Flex......................        4,627    $  10.551021   $     48,823      1.5%        0.75%      0.79%
  Oncore Value.....................       15,465    $  10.783192   $    166,758      0.9%        1.35%      0.91%
  Oncore & Firstar Oncore
     Premier.......................       83,555    $  10.589267   $    884,781      1.4%        0.85%      0.95%
  Oncore & Firstar Oncore Xtra.....       15,876    $  10.589267   $    168,120      1.4%        0.85%      0.95%
                                     ------------                  ------------
                                         119,523                   $  1,268,482
                                     ------------                  ------------
2000
  Oncore Flex......................        6,697    $  10.472537   $     70,139      1.5%       23.11%      1.06%
  Oncore Value.....................       18,756    $  10.639299   $    199,547      0.9%       23.84%      1.10%
  Oncore & Firstar Oncore
     Premier.......................       89,566    $  10.500086   $    940,455      1.4%       23.23%      1.03%
  Oncore Xtra......................        6,941    $  10.500086   $     72,881      1.4%       23.23%      1.03%
                                     ------------                  ------------
                                         121,960                   $  1,283,022
                                     ------------                  ------------
1999
  Oncore Flex......................        4,534    $   8.506511   $     38,570      1.5%       -3.27%      1.22%
  Oncore Value.....................       11,662    $   8.591085   $    100,186      0.9%       -2.69%      1.89%
  Oncore & Firstar Oncore
     Premier.......................       89,812    $   8.520515   $    765,247      1.4%       -3.17%      1.43%
                                     ------------                  ------------
                                         106,008                   $    904,003
                                     ------------                  ------------
EMERGING MKT. DEBT SUBACCOUNT
2003
  Oncore & Firstar Oncore Value....          527    $  14.285833   $      7,535      0.9%       26.72%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       11,156    $  13.890773   $    154,958      1.4%       26.10%      0.00%
  Oncore Xtra......................        1,426    $  13.890773   $     19,804      1.4%       26.10%      0.00%
                                     ------------                  ------------
                                          13,109                   $    182,297
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Value....        4,551    $  11.273140   $     51,308      0.9%        8.25%      6.62%
  Oncore & Firstar Oncore
     Premier.......................       11,716    $  11.015680   $    129,059      1.4%        7.71%      7.28%
  Oncore Xtra......................        2,122    $  11.015680   $     23,373      1.4%        7.71%      7.28%
                                     ------------                  ------------
                                          18,389                   $    203,740
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Value....        5,107    $  10.414207   $     53,187      0.9%        9.11%      7.46%
  Oncore & Firstar Oncore
     Premier.......................       12,854    $  10.226805   $    131,454      1.4%        8.57%      7.51%
  Oncore & Firstar Oncore Xtra.....        2,379    $  10.226805   $     24,326      1.4%        8.57%      7.51%
                                     ------------                  ------------
                                          20,340                   $    208,967
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                       ACCUMULATION    VALUE PER       FAIR                      TOTAL     INCOME
                                       UNITS***          UNIT          VALUE       EXPENSES*    RETURN**   RATIO****
                                      -------------  -----------   ------------   --------     --------   ---------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
EMERGING MKT. DEBT SUBACCOUNT (CONTINUED)
2000
  Oncore & Firstar Oncore Value....        8,544    $   9.544453   $     81,547      0.9%       10.40%     11.94%
  Oncore & Firstar Oncore
     Premier.......................       20,917    $   9.419421   $    197,029      1.4%        9.85%     12.62%
  Oncore Xtra......................          761    $   9.419421   $      7,167      1.4%        9.85%     12.62%
                                     ------------                  ------------
                                          30,222                   $    285,743
                                     ------------                  ------------
1999
  Oncore & Firstar Oncore Value....        5,903    $   8.645671   $     51,038      0.9%       28.22%     18.92%
  Oncore & Firstar Oncore
     Premier.......................       15,043    $   8.574587   $    128,986      1.4%       27.59%     25.88%
                                     ------------                  ------------
                                          20,946                   $    180,024
                                     ------------                  ------------
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST:
GROWTH & INCOME SUBACCOUNT
2003
  Top I............................        1,417    $   9.577460   $     13,574      1.1%       23.01%      1.36%
  Top Tradition....................       19,436    $   9.577460   $    186,143      1.1%       23.01%      1.47%
  Top Plus.........................        1,774    $   9.656808   $     17,131      0.9%       23.25%      1.56%
  Top Spectrum.....................          935    $   8.289314   $      7,749      1.4%       22.64%      1.73%
  Top Explorer.....................       19,586    $   9.498828   $    186,046      1.3%       22.77%      1.31%
  Oncore Flex......................       22,040    $   8.243099   $    181,675      1.5%       22.52%      0.90%
  Oncore & Firstar Oncore Value....       97,467    $   8.525128   $    830,919      0.9%       23.25%      1.47%
  Oncore & Firstar Oncore
     Premier.......................      313,813    $   8.289314   $  2,601,299      1.4%       22.64%      1.56%
  Oncore & Firstar Oncore Xtra.....      365,089    $   8.289314   $  3,026,337      1.4%       22.64%      1.56%
  Oncore & Firstar Oncore Lite.....      260,913    $   8.289314   $  2,162,791      1.4%       22.64%      1.56%
                                     ------------                  ------------
                                       1,102,470                   $  9,213,664
                                     ------------                  ------------
2002
  Top I............................        1,418    $   7.786048   $     11,042      1.1%      -12.30%      1.51%
  Top Tradition....................       16,086    $   7.786048   $    125,246      1.1%      -12.30%      1.37%
  Top Plus.........................        1,512    $   7.835039   $     11,847      0.9%      -12.13%      1.28%
  Top Explorer.....................       19,154    $   7.737388   $    148,199      1.3%      -12.48%      1.78%
  Oncore Flex......................       50,672    $   6.727773   $    340,910      1.5%      -12.65%      1.56%
  Oncore & Firstar Oncore Value....       83,623    $   6.916855   $    578,409      0.9%      -12.13%      1.57%
  Oncore & Firstar Oncore
     Premier.......................      310,061    $   6.758832   $  2,095,651      1.4%      -12.56%      1.57%
  Oncore & Firstar Oncore Xtra.....      295,724    $   6.758832   $  1,998,748      1.4%      -12.56%      1.57%
  Oncore & Firstar Oncore Lite.....      101,941    $   6.758832   $    689,001      1.4%      -12.56%      1.57%
                                     ------------                  ------------
                                         880,191                   $  5,999,053
                                     ------------                  ------------
2001
  Top I............................        1,419    $   8.878447   $     12,601      1.1%      -10.33%      0.47%
  Top Tradition....................       19,256    $   8.878447   $    170,961      1.1%      -10.33%      0.43%
  Top Plus.........................          916    $   8.916630   $      8,171      0.9%      -10.15%      0.35%
  Top Explorer.....................       15,077    $   8.840448   $    133,290      1.3%      -10.51%      0.65%
  Oncore & Firstar Oncore Flex.....       40,776    $   7.702095   $    314,064      1.5%      -10.69%      0.53%
  Oncore & Firstar Oncore Value....       79,514    $   7.871689   $    625,912      0.9%      -10.15%      0.44%
  Oncore & Firstar Oncore
     Premier.......................      309,046    $   7.730038   $  2,388,929      1.4%      -10.60%      0.59%
  Oncore & Firstar Oncore Xtra.....      235,382    $   7.730038   $  1,819,503      1.4%      -10.60%      0.59%
  Oncore Lite......................       17,578    $   7.730038   $    135,881      1.4%       -1.77%      0.59%     4/17/01
                                     ------------                  ------------
                                         718,964                   $  5,609,312
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                       ACCUMULATION    VALUE PER       FAIR                      TOTAL     INCOME     INCEPTION
                                       UNITS***          UNIT          VALUE       EXPENSES*    RETURN**   RATIO****    DATE
                                      -------------  -----------   ------------   --------     --------   ---------   ---------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
GROWTH & INCOME SUBACCOUNT (CONTINUED)
2000
  Top I............................        1,413    $   9.901207   $     13,988      1.1%       -5.72%      0.63%
  Top Tradition....................       18,028    $   9.901207   $    178,500      1.1%       -5.72%      0.48%
  Top Plus.........................        1,461    $   9.923988   $     14,501      0.9%       -5.54%      0.37%
  Top Explorer.....................        3,392    $   9.878486   $     33,504      1.3%       -5.91%      0.55%
  Oncore & Firstar Oncore Flex.....       34,930    $   8.623584   $    301,225      1.5%       -6.09%      0.38%
  Oncore & Firstar Oncore Value....       91,361    $   8.760996   $    800,416      0.9%       -5.54%      0.38%
  Oncore & Firstar Oncore
     Premier.......................      264,785    $   8.646279   $  2,289,397      1.4%       -6.00%      0.44%
  Oncore & Firstar Oncore Xtra.....       75,055    $   8.646279   $    648,949      1.4%       -6.00%      0.44%
                                     ------------                  ------------
                                         490,425                   $  4,280,480
                                     ------------                  ------------
1999
  Top I............................           81    $  10.502077   $        847      1.1%        5.02%      0.00%     11/1/99
  Top Tradition....................        2,420    $  10.502077   $     25,418      1.1%        5.02%      0.85%     11/1/99
  Top Explorer.....................           15    $  10.498657   $        157      1.3%        4.99%      0.91%     11/1/99
  Oncore Flex......................       32,934    $   9.183018   $    302,437      1.5%        3.85%      1.93%
  Oncore & Firstar Oncore Value....       70,594    $   9.274350   $    654,710      0.9%        4.47%      1.55%
  Oncore & Firstar Oncore
     Premier.......................      194,264    $   9.198141   $  1,786,875      1.4%        3.96%      1.72%
                                     ------------                  ------------
                                         300,308                   $  2,770,444
                                     ------------                  ------------
CORE US EQUITY SUBACCOUNT
2003
  Top Tradition....................       18,201    $   8.416223   $    153,181      1.1%       28.07%      0.76%
  Top Plus.........................        4,818    $   8.485938   $     40,884      0.9%       28.32%      1.15%
  Investar Vision & Top Spectrum...        2,232    $   9.505131   $     21,213      1.4%       27.69%      0.94%
  Top Explorer.....................       18,179    $   8.347120   $    151,744      1.3%       27.81%      0.71%
  Oncore & Firstar Oncore Flex.....       33,028    $   9.452134   $    312,184      1.5%       27.56%      0.73%
  Oncore & Firstar Oncore Value....      120,665    $   9.775513   $  1,179,564      0.9%       28.32%      0.90%
  Oncore & Firstar Oncore
     Premier.......................      417,384    $   9.505131   $  3,967,287      1.4%       27.69%      0.94%
  Oncore & Firstar Oncore Xtra.....      317,336    $   9.505131   $  3,016,325      1.4%       27.69%      0.94%
  Oncore & Firstar Oncore Lite.....      107,031    $   9.505131   $  1,017,347      1.4%       27.69%      0.94%
                                     ------------                  ------------
                                       1,038,874                   $  9,859,729
                                     ------------                  ------------
2002
  Top Tradition....................       14,974    $   6.571707   $     98,405      1.1%      -22.75%      0.66%
  Top Plus.........................        2,145    $   6.613061   $     14,188      0.9%      -22.59%      0.41%
  Investar Vision & Top Spectrum...       11,603    $   7.443985   $     86,373      1.4%      -22.97%      0.54%
  Top Explorer.....................       18,931    $   6.530631   $    123,628      1.3%      -22.90%      0.51%
  Oncore & Firstar Oncore Flex.....       38,034    $   7.409765   $    281,822      1.5%      -23.05%      0.50%
  Oncore & Firstar Oncore Value....      101,320    $   7.618013   $    771,854      0.9%      -22.59%      0.59%
  Oncore & Firstar Oncore
     Premier.......................      385,471    $   7.443985   $  2,869,442      1.4%      -22.97%      0.54%
  Oncore & Firstar Oncore Xtra.....      210,179    $   7.443985   $  1,564,568      1.4%      -22.97%      0.54%
  Oncore Lite......................       19,240    $   7.443985   $    143,226      1.4%      -22.97%      0.54%
                                     ------------                  ------------
                                         801,897                   $  5,953,506
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
CORE US EQUITY SUBACCOUNT (CONTINUED)
2001
  Top I............................           83    $   8.506573   $        707      1.1%      -12.91%      0.61%
  Top Tradition....................       11,782    $   8.506573   $    100,228      1.1%      -12.91%      0.37%
  Top Plus.........................        3,786    $   8.543146   $     32,343      0.9%      -12.73%      0.56%
  Investar Vision & Top Spectrum...       12,090    $   9.664349   $    116,847      1.4%      -13.17%      0.50%
  Top Explorer.....................       20,857    $   8.470176   $    176,658      1.3%      -13.08%      0.40%
  Oncore & Firstar Oncore Flex.....       46,745    $   9.629429   $    450,132      1.5%      -13.25%      0.40%
  Oncore & Firstar Oncore Value....       99,007    $   9.841404   $    974,364      0.9%      -12.73%      0.42%
  Oncore & Firstar Oncore
     Premier.......................      423,371    $   9.664349   $  4,091,606      1.4%      -13.17%      0.50%
  Oncore & Firstar Oncore Xtra.....      231,011    $   9.664349   $  2,232,569      1.4%      -13.17%      0.50%
  Oncore Lite......................        9,168    $   9.664349   $     88,599      1.4%       -3.70%      0.50%     4/17/01
                                     ------------                  ------------
                                         857,900                   $  8,264,053
                                     ------------                  ------------
2000
  Top I............................           38    $   9.767104   $        369      1.1%      -10.60%      1.09%
  Top Tradition....................       15,496    $   9.767104   $    151,349      1.1%      -10.60%      0.74%
  Top Plus.........................        2,471    $   9.789574   $     24,189      0.9%      -10.42%      0.64%
  Investar Vision & Top Spectrum...       12,704    $  11.129638   $    141,394      1.4%      -10.86%      0.67%
  Top Explorer.....................       27,155    $   9.744700   $    264,617      1.3%      -10.77%      0.92%
  Oncore & Firstar Oncore Flex.....       50,813    $  11.100434   $    564,047      1.5%      -10.95%      0.70%
  Oncore & Firstar Oncore Value....      111,950    $  11.277239   $  1,262,491      0.9%      -10.42%      0.66%
  Oncore & Firstar Oncore
     Premier.......................      387,430    $  11.129638   $  4,311,962      1.4%      -10.86%      0.67%
  Oncore Xtra......................       75,569    $  11.129638   $    841,050      1.4%      -10.86%      0.67%
                                     ------------                  ------------
                                         683,626                   $  7,561,468
                                     ------------                  ------------
1999
  Top I............................        6,751    $  10.924941   $     73,750      1.1%        9.25%      0.00%     11/1/99
  Top Tradition....................        1,589    $  10.928488   $     17,364      0.9%        9.28%      0.28%     11/1/99
  Top Plus.........................        9,482    $  12.485861   $    118,393      1.4%        9.20%      0.09%     11/1/99
  Top Explorer.....................        3,761    $  10.921392   $     41,072      1.3%        9.21%      0.60%     11/1/99
  Oncore Flex......................       31,465    $  12.465356   $    392,228      1.5%       22.47%      0.47%
  Oncore & Firstar Oncore Value....       83,199    $  12.589226   $  1,047,417      0.9%       23.19%      0.55%
  Oncore & Firstar Oncore
     Premier.......................      243,486    $  12.485861   $  3,040,144      1.4%       22.59%      0.64%
  Oncore Xtra......................        7,270    $  12.485861   $     90,767      1.4%        9.20%      0.64%     11/1/99
                                     ------------                  ------------
                                         387,003                   $  4,821,135
                                     ------------                  ------------
GLOBAL INCOME SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....       15,465    $  11.427883   $    176,732      1.5%        3.25%      3.69%
  Oncore & Firstar Oncore Value....       35,579    $  11.679374   $    415,540      0.9%        3.86%      4.92%
  Oncore & Firstar Oncore
     Premier.......................      156,735    $  11.469316   $  1,797,641      1.4%        3.35%      5.43%
  Oncore & Firstar Oncore Xtra.....      102,601    $  11.469316   $  1,176,773      1.4%        3.35%      5.43%
  Oncore & Firstar Oncore Lite.....       18,686    $  11.469316   $    214,312      1.4%        1.80%      5.43%     4/17/01
                                     ------------                  ------------
                                         329,066                   $  3,780,998
                                     ------------                  ------------
2000
  Oncore & Firstar Oncore Flex.....       16,794    $  11.068437   $    185,882      1.5%        7.45%     10.14%
  Oncore & Firstar Oncore Value....       11,929    $  11.244801   $    134,139      0.9%        8.08%     10.35%
  Oncore & Firstar Oncore
     Premier.......................       93,629    $  11.097566   $  1,039,058      1.4%        7.55%     12.15%
  Oncore Xtra......................       16,840    $  11.097566   $    186,879      1.4%        7.55%     12.15%
                                     ------------                  ------------
                                         139,192                   $  1,545,958
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
GLOBAL INCOME SUBACCOUNT (CONTINUED)
1999
  Oncore Flex......................       13,311    $  10.301425   $    137,127      1.5%       -2.48%      4.37%
  Oncore Value.....................        8,472    $  10.403879   $     88,146      0.9%       -1.90%      5.78%
  Oncore & Firstar Oncore
     Premier.......................       52,098    $  10.318388   $    537,560      1.4%       -2.38%      5.08%
                                     ------------                  ------------
                                          73,881                   $    762,833
                                     ------------                  ------------
CAPITAL GROWTH SUBACCOUNT
2003
  Top I............................           73    $   7.885625   $        576      1.1%       22.39%      0.14%
  Top Tradition....................       22,684    $   7.885625   $    178,874      1.1%       22.39%      0.28%
  Top Plus.........................        3,825    $   7.950961   $     30,413      0.9%       22.63%      0.25%
  Investar Vision & Top Spectrum...       27,886    $  10.123381   $    282,304      1.4%       22.03%      0.26%
  Top Explorer.....................       17,352    $   7.820835   $    135,704      1.3%       22.15%      0.25%
  Oncore Flex......................       12,960    $   9.726410   $    126,053      1.5%       21.91%      0.27%
  Oncore & Firstar Oncore Value....       64,973    $  10.059169   $    653,577      0.9%       22.63%      0.26%
  Oncore & Firstar Oncore
     Premier.......................      232,062    $   9.780917   $  2,269,777      1.4%       22.03%      0.29%
  Oncore & Firstar Oncore Xtra.....      195,821    $   9.780917   $  1,915,308      1.4%       22.03%      0.29%
  Oncore & Firstar Oncore Lite.....       81,341    $   9.780917   $    795,593      1.4%       22.03%      0.29%
                                     ------------                  ------------
                                         658,977                   $  6,388,179
                                     ------------                  ------------
2002
  Top I............................           89    $   6.442916   $        571      1.1%      -25.16%      0.03%
  Top Tradition....................       20,955    $   6.442916   $    135,014      1.1%      -25.16%      0.20%
  Top Plus.........................        5,440    $   6.483475   $     35,270      0.9%      -25.01%      0.16%
  Investar Vision & Top Spectrum...       30,917    $   8.295824   $    256,479      1.4%      -25.38%      0.14%
  Top Explorer.....................       26,820    $   6.402630   $    171,721      1.3%      -25.30%      0.32%
  Oncore & Firstar Oncore Flex.....       17,297    $   7.978356   $    138,003      1.5%      -25.45%      0.19%
  Oncore & Firstar Oncore Value....       68,203    $   8.202587   $    559,439      0.9%      -25.01%      0.19%
  Oncore & Firstar Oncore
     Premier.......................      252,183    $   8.015187   $  2,021,293      1.4%      -25.38%      0.18%
  Oncore & Firstar Oncore Xtra.....      173,153    $   8.015187   $  1,387,856      1.4%      -25.38%      0.18%
  Oncore Lite......................       40,034    $   8.015187   $    320,881      1.4%      -25.38%      0.18%
                                     ------------                  ------------
                                         635,091                   $  5,026,527
                                     ------------                  ------------
2001
  Top I............................          106    $   8.608436   $        915      1.1%      -15.40%      0.14%
  Top Tradition....................       18,972    $   8.608436   $    163,323      1.1%      -15.40%      0.16%
  Top Plus.........................        7,509    $   8.645455   $     64,916      0.9%      -15.23%      0.20%
  Investar Vision & Top Spectrum...       47,707    $  11.117097   $    530,366      1.4%      -15.65%      0.10%
  Top Explorer.....................       11,056    $   8.571580   $     94,768      1.3%      -15.57%      0.04%
  Oncore & Firstar Oncore Flex.....       16,103    $  10.702228   $    172,334      1.5%      -15.73%      0.10%
  Oncore & Firstar Oncore Value....       62,797    $  10.937818   $    686,862      0.9%      -15.23%      0.19%
  Oncore & Firstar Oncore
     Premier.......................      310,825    $  10.741026   $  3,338,583      1.4%      -15.65%      0.18%
  Oncore & Firstar Oncore Xtra.....      142,219    $  10.741026   $  1,527,575      1.4%      -15.65%      0.18%
  Oncore Lite......................       14,354    $  10.741026   $    154,177      1.4%       -5.71%      0.18%     4/17/01
                                     ------------                  ------------
                                         631,648                   $  6,733,819
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
CAPITAL GROWTH SUBACCOUNT (CONTINUED)
2000
  Top I............................          118    $  10.175293   $      1,201      1.1%       -8.97%      0.08%
  Top Tradition....................       17,879    $  10.175293   $    181,922      1.1%       -8.97%      0.14%
  Top Plus.........................        2,166    $  10.198702   $     22,085      0.9%       -8.79%      0.13%
  Investar Vision & Top Spectrum...       50,896    $  13.179906   $    670,800      1.4%       -9.24%      0.10%
  Top Explorer.....................        9,008    $  10.151952   $     91,451      1.3%       -9.15%      0.14%
  Oncore & Firstar Oncore Flex.....       28,384    $  12.700662   $    360,499      1.5%       -9.33%      0.15%
  Oncore & Firstar Oncore Value....       46,512    $  12.902912   $    600,135      0.9%       -8.79%      0.12%
  Oncore & Firstar Oncore
     Premier.......................      294,575    $  12.734037   $  3,751,143      1.4%       -9.24%      0.12%
  Oncore Xtra......................       62,243    $  12.734037   $    792,604      1.4%       -9.24%      0.12%
                                     ------------                  ------------
                                         511,781                   $  6,471,840
                                     ------------                  ------------
1999
  Top Tradition....................        7,407    $  11.178377   $     82,796      1.1%       11.78%      0.07%     11/1/99
  Investar Vision & Top Spectrum...       55,854    $  14.522089   $    811,111      1.4%       25.38%      0.11%
  Top Explorer.....................          526    $  11.174753   $      5,882      1.3%       11.75%      0.07%     11/1/99
  Oncore & Firstar Oncore Flex.....        8,621    $  14.007791   $    120,767      1.5%       25.26%      0.14%
  Oncore Value.....................       28,310    $  14.146953   $    400,501      0.9%       26.00%      0.12%
  Oncore & Firstar Oncore
     Premier.......................      216,873    $  14.030812   $  3,042,902      1.4%       25.38%      0.16%
  Oncore Xtra......................           37    $  14.030812   $        520      1.4%       11.73%      0.16%     11/1/99
                                     ------------                  ------------
                                         317,628                   $  4,464,479
                                     ------------                  ------------
LAZARD RETIREMENT SERIES INC.:
EMERGING MARKET SUBACCOUNT
2003
  Top Tradition....................       28,285    $  12.317740   $    348,406      1.1%       51.28%      0.06%
  Top Plus.........................       11,990    $  12.419811   $    148,916      0.9%       51.58%      0.06%
  Investar Vision & Top Spectrum...       21,514    $  11.170138   $    240,312      1.4%       50.83%      0.06%
  Top Explorer.....................       59,118    $  12.216585   $    722,225      1.3%       50.98%      0.06%
  Oncore Flex......................       13,674    $  11.120629   $    152,065      1.5%       50.68%      0.05%
  Oncore & Firstar Oncore Value....       83,226    $  11.421882   $    950,600      0.9%       51.58%      0.06%
  Oncore & Firstar Oncore
     Premier.......................      110,955    $  11.170138   $  1,239,386      1.4%       50.83%      0.06%
  Oncore & Firstar Oncore Xtra.....      198,677    $  11.170138   $  2,219,248      1.4%       50.83%      0.06%
  Oncore & Firstar Oncore Lite.....       23,810    $  11.170138   $    265,956      1.4%       50.83%      0.06%
                                     ------------                  ------------
                                         551,249                   $  6,287,114
                                     ------------                  ------------
2002
  Top I............................        1,492    $   8.142509   $     12,151      1.1%       -2.57%      0.16%
  Top Tradition....................       31,520    $   8.142509   $    256,654      1.1%       -2.57%      0.57%
  Top Plus.........................       10,946    $   8.193782   $     89,692      0.9%       -2.38%      1.15%
  Investar Vision & Top Spectrum...       28,005    $   7.405782   $    207,401      1.4%       -2.86%      0.86%
  Top Explorer.....................       60,165    $   8.091598   $    486,834      1.3%       -2.76%      0.58%
  Oncore Flex......................       13,220    $   7.380214   $     97,565      1.5%       -2.96%      0.56%
  Oncore & Firstar Oncore Value....       54,024    $   7.535403   $    407,090      0.9%       -2.38%      0.65%
  Oncore & Firstar Oncore
     Premier.......................      100,263    $   7.405782   $    742,521      1.4%       -2.86%      0.86%
  Oncore & Firstar Oncore Xtra.....      214,181    $   7.405782   $  1,586,180      1.4%       -2.86%      0.86%
  Oncore Lite......................        9,097    $   7.405782   $     67,368      1.4%       -2.86%      0.86%
                                     ------------                  ------------
                                         522,913                   $  3,953,456
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
LAZARD RETIREMENT SERIES INC.: (CONTINUED)
EMERGING MARKET SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................       12,483    $   8.357476   $    104,325      1.1%       -6.11%      0.47%
  Top Plus.........................        1,047    $   8.393462   $      8,787      0.9%       -5.93%      0.44%
  Investar Vision & Top Spectrum...       32,274    $   7.623890   $    246,050      1.4%       -6.39%      0.40%
  Top Explorer.....................       54,145    $   8.321677   $    450,579      1.3%       -6.30%      0.46%
  Oncore & Firstar Oncore Flex.....        6,437    $   7.605066   $     48,953      1.5%       -6.49%      0.19%
  Oncore & Firstar Oncore Value....       42,948    $   7.719036   $    331,515      0.9%       -5.93%      0.64%
  Oncore & Firstar Oncore
     Premier.......................       67,943    $   7.623890   $    518,001      1.4%       -6.39%      0.40%
  Oncore Xtra......................       12,782    $   7.623890   $     97,446      1.4%       -6.39%      0.40%
                                     ------------                  ------------
                                         230,059                   $  1,805,656
                                     ------------                  ------------
2000
  Top Tradition....................       11,322    $   8.901738   $    100,784      1.1%      -28.86%      0.18%
  Top Plus.........................        1,167    $   8.922265   $     10,417      0.9%      -28.71%      0.16%
  Investar Vision & Top Spectrum...       43,587    $   8.144687   $    355,004      1.4%      -29.07%      0.20%
  Top Explorer.....................       51,070    $   8.881291   $    453,564      1.3%      -29.00%      0.12%
  Oncore & Firstar Oncore Flex.....       10,112    $   8.132649   $     82,240      1.5%      -29.14%      0.23%
  Oncore & Firstar Oncore Value....       24,583    $   8.205354   $    201,709      0.9%      -28.71%      0.26%
  Oncore & Firstar Oncore
     Premier.......................       63,056    $   8.144687   $    513,573      1.4%      -29.07%      0.20%
  Oncore Xtra......................       22,177    $   8.144687   $    180,625      1.4%      -29.07%      0.20%
                                     ------------                  ------------
                                         227,074                   $  1,897,916
                                     ------------                  ------------
1999
  Top Tradition....................        7,037    $  12.512192   $     88,054      1.1%       25.12%      0.02%     11/1/99
  Investar Vision & Top Spectrum...       43,692    $  11.482079   $    501,679      1.4%       25.06%      0.43%     11/1/99
  Top Explorer.....................       67,420    $  12.508143   $    843,293      1.3%       25.08%      0.19%     11/1/99
  Oncore Flex......................        2,966    $  11.476404   $     34,034      1.5%       14.76%      0.17%      7/1/99
  Oncore & Firstar Oncore Value....        6,709    $  11.510559   $     77,220      0.9%       15.11%      0.28%      7/1/99
  Oncore & Firstar Oncore
     Premier.......................       21,474    $  11.482079   $    246,575      1.4%       14.82%      0.43%      7/1/99
                                     ------------                  ------------
                                         149,298                   $  1,790,855
                                     ------------                  ------------
SMALL CAP SUBACCOUNT
2003
  Top I............................          614    $  16.362380   $     10,050      1.1%       35.73%      0.00%
  Top Tradition....................      102,226    $  16.362380   $  1,672,660      1.1%       35.73%      0.00%
  Top Plus.........................       29,707    $  16.497870   $    490,107      0.9%       36.00%      0.00%
  Investar Vision & Top Spectrum...        2,895    $  14.251640   $     41,252      1.4%       35.33%      0.00%
  Top Explorer.....................       62,888    $  16.228101   $  1,020,554      1.3%       35.46%      0.00%
  Oncore & Firstar Oncore Flex.....       57,563    $  14.188521   $    816,735      1.5%       35.20%      0.00%
  Oncore & Firstar Oncore Value....      156,880    $  14.572671   $  2,286,167      0.9%       36.00%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      536,066    $  14.251640   $  7,639,815      1.4%       35.33%      0.00%
  Oncore & Firstar Oncore Xtra.....      589,418    $  14.251640   $  8,400,174      1.4%       35.33%      0.00%
  Oncore & Firstar Oncore Lite.....      135,822    $  14.251640   $  1,935,682      1.4%       35.33%      0.00%
                                     ------------                  ------------
                                       1,674,079                   $ 24,313,196
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
LAZARD RETIREMENT SERIES INC.: (CONTINUED)
SMALL CAP SUBACCOUNT (CONTINUED)
2002
  Top I............................        2,760    $  12.055137   $     33,274      1.1%      -18.57%      0.00%
  Top Tradition....................      103,931    $  12.055137   $  1,252,905      1.1%      -18.57%      0.00%
  Top Plus.........................       30,599    $  12.130971   $    371,198      0.9%      -18.41%      0.00%
  Investar Vision & Top Spectrum...        3,908    $  10.531174   $     41,155      1.4%      -18.81%      0.00%
  Top Explorer.....................       63,418    $  11.979836   $    759,737      1.3%      -18.73%      0.00%
  Oncore & Firstar Oncore Flex.....       40,710    $  10.494853   $    427,249      1.5%      -18.89%      0.00%
  Oncore & Firstar Oncore Value....      147,305    $  10.715360   $  1,578,421      0.9%      -18.41%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      416,026    $  10.531174   $  4,381,234      1.4%      -18.81%      0.00%
  Oncore & Firstar Oncore Xtra.....      463,842    $  10.531174   $  4,884,805      1.4%      -18.81%      0.00%
  Oncore & Firstar Oncore Lite.....       77,031    $  10.531174   $    811,222      1.4%      -18.81%      0.00%
                                     ------------                  ------------
                                       1,349,530                   $ 14,541,200
                                     ------------                  ------------
2001
  Top I............................        5,795    $  14.804778   $     85,796      1.1%       17.33%      0.14%
  Top Tradition....................       54,750    $  14.804778   $    810,563      1.1%       17.33%      0.13%
  Top Plus.........................       20,065    $  14.868406   $    298,331      0.9%       17.57%      0.14%
  Top Spectrum.....................        2,946    $  12.971690   $     38,213      1.4%       16.98%      0.14%
  Top Explorer.....................       59,793    $  14.741471   $    881,439      1.3%       17.10%      0.05%
  Oncore & Firstar Oncore Flex.....        8,258    $  12.939715   $    106,852      1.5%       16.87%      0.11%
  Oncore & Firstar Oncore Value....       60,187    $  13.133345   $    790,458      0.9%       17.57%      0.14%
  Oncore & Firstar Oncore
     Premier.......................      230,069    $  12.971690   $  2,984,377      1.4%       16.98%      0.14%
  Oncore & Firstar Oncore Xtra.....      195,238    $  12.971690   $  2,532,586      1.4%       16.98%      0.14%
  Oncore & Firstar Oncore Lite.....       10,077    $  12.971690   $    130,710      1.4%       20.44%      0.14%     4/17/01
                                     ------------                  ------------
                                         647,178                   $  8,659,325
                                     ------------                  ------------
2000
  Top Tradition....................        7,263    $  12.617728   $     91,645      1.1%       19.74%      0.32%
  Top Plus.........................        1,113    $  12.646744   $     14,071      0.9%       19.97%      0.26%
  Top Explorer.....................       13,745    $  12.588791   $    173,031      1.3%       19.50%      0.46%
  Oncore Flex......................        1,890    $  11.072119   $     20,928      1.5%       19.26%      0.45%
  Oncore Value.....................        9,081    $  11.170949   $    101,445      0.9%       19.97%      0.44%
  Oncore & Firstar Oncore
     Premier.......................       39,466    $  11.088474   $    437,613      1.4%       19.38%      0.35%
  Oncore & Firstar Oncore Xtra.....       11,770    $  11.088474   $    130,513      1.4%       19.38%      0.35%
                                     ------------                  ------------
                                          84,328                   $    969,246
                                     ------------                  ------------
1999
  Top Tradition....................          875    $  10.538021   $      9,219      1.1%        5.38%      0.00%     11/1/99
  Top Plus.........................          299    $  10.541450   $      3,149      0.9%        5.41%      0.00%     11/1/99
  Top Explorer.....................          712    $  10.534599   $      7,506      1.3%        5.35%      0.00%     11/1/99
  Oncore & Firstar Oncore Value....        1,275    $   9.311327   $     11,870      0.9%       -6.89%      0.13%      7/1/99
  Oncore & Firstar Oncore
     Premier.......................       11,325    $   9.288255   $    105,196      1.4%       -7.12%      0.25%      7/1/99
                                     ------------                  ------------
                                          14,486                   $    136,940
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
THE PRUDENTIAL SERIES FUND, INC.
JENNISON 20/20 FOCUS SUBACCOUNT
2003
  Top Tradition....................          167    $  12.365330   $      2,066      1.1%       23.65%      0.00%      5/1/03
  Top Explorer.....................          505    $  12.349020   $      6,239      1.3%       23.49%      0.00%      5/1/03
  Oncore & Firstar Oncore Flex.....       11,827    $   9.140135   $    108,098      1.5%       26.90%      0.00%
  Oncore & Firstar Oncore Value....       67,222    $   9.359209   $    629,148      0.9%       27.65%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      228,307    $   9.176173   $  2,094,988      1.4%       27.02%      0.00%
  Oncore & Firstar Oncore Xtra.....      217,921    $   9.176173   $  1,999,677      1.4%       27.02%      0.00%
  Oncore & Firstar Oncore Lite.....      120,227    $   9.176173   $  1,103,220      1.4%       27.02%      0.00%
                                     ------------                  ------------
                                         646,176                   $  5,943,436
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....       15,829    $   7.202884   $    114,015      1.5%      -23.72%      0.00%
  Oncore & Firstar Oncore Value....        6,681    $   7.331959   $     48,982      0.9%      -23.27%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       77,648    $   7.224177   $    560,948      1.4%      -23.65%      0.00%
  Oncore & Firstar Oncore Xtra.....       54,142    $   7.224177   $    391,129      1.4%      -23.65%      0.00%
  Oncore Lite......................       14,196    $   7.224177   $    102,556      1.4%      -23.65%      0.00%
                                     ------------                  ------------
                                         168,496                   $  1,217,630
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....        3,686    $   9.443234   $     34,808      1.5%       -2.77%      0.28%
  Oncore & Firstar Oncore Value....        5,108    $   9.555500   $     48,809      0.9%       -2.19%      0.30%
  Oncore & Firstar Oncore
     Premier.......................       71,494    $   9.461789   $    676,467      1.4%       -2.68%      0.30%
  Oncore & Firstar Oncore Xtra.....       26,650    $   9.461789   $    252,154      1.4%       -2.68%      0.30%
  Oncore Lite......................        3,204    $   9.461789   $     30,311      1.4%       -1.28%      0.30%     4/17/01
                                     ------------                  ------------
                                         110,142                   $  1,042,549
                                     ------------                  ------------
2000
  Oncore Flex......................        1,781    $   9.712555   $     17,298      1.5%       -2.87%      0.07%      1/4/00
  Oncore Value.....................        3,427    $   9.769522   $     33,476      0.9%       -2.30%      0.09%      1/4/00
  Oncore & Firstar Oncore
     Premier.......................       42,030    $   9.721993   $    408,623      1.4%       -2.78%      0.09%      1/4/00
  Oncore Xtra......................        9,244    $   9.721993   $     89,867      1.4%       -2.78%      0.09%      1/4/00
                                     ------------                  ------------
                                          56,482                   $    549,264
                                     ------------                  ------------
JENNISON SUBACCOUNT
2003
  Top Tradition....................        1,595    $  12.157960   $     19,392      1.1%       21.58%      0.00%      5/1/03
  Oncore & Firstar Oncore Flex.....        5,792    $   5.943733   $     34,428      1.5%       27.69%      0.00%
  Oncore & Firstar Oncore Value....       78,941    $   6.086276   $    480,456      0.9%       28.45%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      476,587    $   5.967201   $  2,843,888      1.4%       27.82%      0.00%
  Oncore & Firstar Oncore Xtra.....      317,143    $   5.967201   $  1,892,455      1.4%       27.82%      0.00%
  Oncore & Firstar Oncore Lite.....      191,480    $   5.967201   $  1,142,599      1.4%       27.82%      0.00%
                                     ------------                  ------------
                                       1,071,538                   $  6,413,218
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....        9,479    $   4.654701   $     44,123      1.5%      -32.19%      0.00%
  Oncore & Firstar Oncore Value....       57,686    $   4.738185   $    273,328      0.9%      -31.78%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      467,403    $   4.668475   $  2,182,058      1.4%      -32.12%      0.00%
  Oncore & Firstar Oncore Xtra.....      353,812    $   4.668475   $  1,651,762      1.4%      -32.12%      0.00%
  Oncore Lite......................       68,648    $   4.668475   $    320,483      1.4%      -32.12%      0.00%
                                     ------------                  ------------
                                         957,028                   $  4,471,754
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
THE PRUDENTIAL SERIES FUND, INC. (CONTINUED)
JENNISON SUBACCOUNT (CONTINUED)
2001
  Oncore & Firstar Oncore Flex.....       10,192    $   6.863855   $     69,957      1.5%      -19.82%      0.00%
  Oncore & Firstar Oncore Value....       42,197    $   6.945545   $    293,082      0.9%      -19.33%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      460,025    $   6.877368   $  3,163,761      1.4%      -19.74%      0.00%
  Oncore & Firstar Oncore Xtra.....      308,693    $   6.877368   $  2,122,996      1.4%      -19.74%      0.00%
  Oncore Lite......................        3,341    $   6.877368   $     22,978      1.4%       -5.58%      0.00%     4/17/01
                                     ------------                  ------------
                                         824,448                   $  5,672,774
                                     ------------                  ------------
2000
  Oncore & Firstar Oncore Flex.....       14,322    $   8.560049   $    122,601      1.5%      -14.40%      0.00%      1/4/00
  Oncore & Firstar Oncore Value....       31,339    $   8.610292   $    269,841      0.9%      -13.90%      0.00%      1/4/00
  Oncore & Firstar Oncore
     Premier.......................      278,764    $   8.568376   $  2,388,557      1.4%      -14.32%      0.00%      1/4/00
  Oncore & Firstar Oncore Xtra.....      113,644    $   8.568376   $    973,736      1.4%      -14.32%      0.00%      1/4/00
                                     ------------                  ------------
                                         438,069                   $  3,754,735
                                     ------------                  ------------
BRINSON SERIES TRUST:
STRATEGIC INCOME SUBACCOUNT (NOTE
  5)
2000
  Oncore & Firstar Oncore Flex.....        1,210    $   9.905889   $     11,986      1.5%       -0.69%      4.56%
  Oncore Value.....................        8,623    $   9.994321   $     86,183      0.9%       -0.10%      9.29%
  Oncore & Firstar Oncore
     Premier.......................       33,146    $   9.920537   $    328,826      1.4%       -0.59%      5.61%
  Oncore & Firstar Oncore Xtra.....       16,142    $   9.920537   $    160,132      1.4%       -0.59%      5.61%
                                     ------------                  ------------
                                          59,121                   $    587,127
                                     ------------                  ------------
1999
  Firstar Oncore Flex..............          782    $   9.974528   $      7,804      1.5%       -0.25%      0.00%      7/1/99
  Oncore Value.....................        1,756    $  10.004230   $     17,566      0.9%        0.04%      5.77%      7/1/99
  Oncore & Firstar Oncore
     Premier.......................       10,075    $   9.979456   $    100,536      1.4%       -0.21%     12.57%      7/1/99
                                     ------------                  ------------
                                          12,613                   $    125,906
                                     ------------                  ------------
GROWTH & INCOME SUBACCOUNT (NOTE 5)
2000
  Oncore & Firstar Oncore Flex.....       10,561    $   9.854619   $    104,077      1.5%       -6.18%      0.38%
  Oncore & Firstar Oncore Value....        4,385    $   9.942579   $     43,601      0.9%       -5.63%      0.27%
  Oncore & Firstar Oncore
     Premier.......................      105,443    $   9.869169   $  1,040,639      1.4%       -6.09%      0.23%
  Oncore & Firstar Oncore Xtra.....       33,649    $   9.869169   $    332,075      1.4%       -6.09%      0.23%
                                     ------------                  ------------
                                         154,038                   $  1,520,392
                                     ------------                  ------------
1999
  Oncore & Firstar Oncore Flex.....        7,311    $  10.503936   $     76,796      1.5%        5.04%      0.00%      7/1/99
  Oncore Value.....................        2,477    $  10.535221   $     26,095      0.9%        5.35%      0.00%      7/1/99
  Oncore & Firstar Oncore
     Premier.......................       48,244    $  10.509120   $    506,997      1.4%        5.09%      0.00%      7/1/99
                                     ------------                  ------------
                                          58,032                   $    609,888
                                     ------------                  ------------
SMALL CAP SUBACCOUNT (NOTE 5)
2000
  Oncore & Firstar Oncore Value....        2,656    $  12.237315   $     32,505      0.9%       13.13%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       38,496    $  12.147002   $    467,615      1.4%       12.57%      0.00%
  Oncore Xtra......................        6,088    $  12.147002   $     73,941      1.4%       12.57%      0.00%
                                     ------------                  ------------
                                          47,240                   $    574,061
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
BRINSON SERIES TRUST: (CONTINUED)
SMALL CAP SUBACCOUNT (NOTE 5) (CONTINUED)
1999
  Oncore Flex......................          116    $  10.784880   $      1,255      1.5%        7.85%      0.00%      7/1/99
  Oncore Premier...................       11,820    $  10.790213   $    127,534      1.4%        7.90%      0.00%      7/1/99
                                     ------------                  ------------
                                          11,936                   $    128,789
                                     ------------                  ------------
UBS SERIES TRUST:
TACTICAL ALLOCATION SUBACCOUNT
2003
  Top Tradition....................        1,565    $  12.105933   $     18,948      1.1%       21.06%      0.00%      5/1/03
  Oncore Flex......................       20,437    $   8.280140   $    169,225      1.5%       25.49%      1.18%
  Oncore & Firstar Oncore Value....      147,157    $   8.504395   $  1,251,482      0.9%       26.24%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      434,217    $   8.316999   $  3,611,380      1.4%       25.61%      0.81%
  Oncore & Firstar Oncore Xtra.....      396,099    $   8.316999   $  3,294,355      1.4%       25.61%      0.81%
  Oncore & Firstar Oncore Lite.....      103,845    $   8.316999   $    863,677      1.4%       25.61%      0.81%
                                     ------------                  ------------
                                       1,103,320                   $  9,209,067
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....       49,130    $   6.598255   $    324,173      1.5%      -24.10%      0.68%
  Oncore & Firstar Oncore Value....       88,576    $   6.736942   $    596,728      0.9%      -23.64%      0.49%
  Oncore & Firstar Oncore
     Premier.......................      478,276    $   6.621106   $  3,166,723      1.4%      -24.02%      0.60%
  Oncore & Firstar Oncore Xtra.....      419,260    $   6.621106   $  2,775,962      1.4%      -24.02%      0.60%
  Oncore Lite......................       54,906    $   6.621106   $    363,535      1.4%      -24.02%      0.60%
                                     ------------                  ------------
                                       1,090,148                   $  7,227,121
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....       80,744    $   8.692861   $    701,893      1.5%      -13.85%      2.18%
  Oncore & Firstar Oncore Value....       74,273    $   8.822999   $    655,309      0.9%      -13.33%      1.52%
  Oncore & Firstar Oncore
     Premier.......................      746,759    $   8.714367   $  6,507,533      1.4%      -13.76%      1.66%
  Oncore & Firstar Oncore Xtra.....      416,163    $   8.714367   $  3,626,605      1.4%      -13.76%      1.66%
  Oncore Lite......................       34,619    $   8.714367   $    301,682      1.4%       -4.30%      1.66%     4/17/01
                                     ------------                  ------------
                                       1,352,558                   $ 11,793,022
                                     ------------                  ------------
2000
  Oncore Flex......................       95,153    $  10.090074   $    960,104      1.5%       -3.57%      0.03%
  Oncore Value.....................       31,615    $  10.180141   $    321,850      0.9%       -3.00%      0.02%
  Oncore & Firstar Oncore
     Premier.......................      490,553    $  10.104990   $  4,957,022      1.4%       -3.48%      0.02%
  Oncore & Firstar Oncore Xtra.....      115,408    $  10.104990   $  1,166,196      1.4%       -3.48%      0.02%
                                     ------------                  ------------
                                         732,729                   $  7,405,172
                                     ------------                  ------------
1999
  Oncore Flex......................       84,698    $  10.464132   $    886,292      1.5%        4.64%      0.48%      7/1/99
  Oncore Value.....................        8,361    $  10.495301   $     87,756      0.9%        4.95%      0.37%      7/1/99
  Oncore & Firstar Oncore
     Premier.......................      111,918    $  10.469307   $  1,171,703      1.4%        4.69%      0.86%      7/1/99
  Oncore Xtra......................        2,261    $  10.469307   $     23,666      1.4%        6.94%      0.86%     11/1/99
                                     ------------                  ------------
                                         207,238                   $  2,169,417
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
PBHG INSURANCE SERIES FUND INC.:
TECHNOLOGY & COMMUNICATIONS
  SUBACCOUNT
2003
  Top I............................        5,940    $   1.648743   $      9,794      1.1%       43.75%      0.00%
  Top Tradition....................      109,806    $   1.648743   $    181,042      1.1%       43.75%      0.00%
  Top Plus.........................       16,840    $   1.660811   $     27,968      0.9%       44.04%      0.00%
  Investar Vision & Top Spectrum...       11,329    $   1.630860   $     18,476      1.4%       43.33%      0.00%
  Top Explorer.....................      165,598    $   1.636796   $    271,051      1.3%       43.47%      0.00%
  Oncore & Firstar Oncore Flex.....       44,820    $   1.624937   $     72,830      1.5%       43.19%      0.00%
  Oncore & Firstar Oncore Value....      140,033    $   1.660811   $    232,568      0.9%       44.04%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      897,921    $   1.630860   $  1,464,383      1.4%       43.33%      0.00%
  Oncore & Firstar Oncore Xtra.....      679,249    $   1.630860   $  1,107,760      1.4%       43.33%      0.00%
  Oncore & Firstar Oncore Lite.....      150,418    $   1.630860   $    245,310      1.4%       43.33%      0.00%
                                     ------------                  ------------
                                       2,221,954                   $  3,631,182
                                     ------------                  ------------
2002
  Top I............................        5,943    $   1.146913   $      6,816      1.1%      -54.49%      0.00%
  Top Tradition....................       96,108    $   1.146913   $    110,228      1.1%      -54.49%      0.00%
  Top Plus.........................       16,948    $   1.153023   $     19,542      0.9%      -54.40%      0.00%
  Investar Vision & Top Spectrum...        5,966    $   1.137825   $      6,788      1.4%      -54.63%      0.00%
  Top Explorer.....................      143,375    $   1.140850   $    163,570      1.3%      -54.58%      0.00%
  Oncore & Firstar Oncore Flex.....       49,216    $   1.134817   $     55,851      1.5%      -54.67%      0.00%
  Oncore & Firstar Oncore Value....      111,881    $   1.153023   $    129,001      0.9%      -54.40%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      708,865    $   1.137825   $    806,564      1.4%      -54.63%      0.00%
  Oncore & Firstar Oncore Xtra.....      647,284    $   1.137825   $    736,495      1.4%      -54.63%      0.00%
  Oncore & Firstar Oncore Lite.....       60,583    $   1.137825   $     68,933      1.4%      -54.63%      0.00%
                                     ------------                  ------------
                                       1,846,169                   $  2,103,788
                                     ------------                  ------------
2001
  Top I............................        5,945    $   2.520168   $     14,982      1.1%      -52.84%      0.00%
  Top Tradition....................       89,491    $   2.520168   $    225,532      1.1%      -52.84%      0.00%
  Top Plus.........................       20,410    $   2.528557   $     51,607      0.9%      -52.75%      0.00%
  Investar Vision & Top Spectrum...        4,693    $   2.507635   $     11,769      1.4%      -52.98%      0.00%
  Top Explorer.....................       95,767    $   2.511810   $    240,548      1.3%      -52.94%      0.00%
  Oncore & Firstar Oncore Flex.....       33,099    $   2.503488   $     82,863      1.5%      -53.03%      0.00%
  Oncore & Firstar Oncore Value....      135,208    $   2.528557   $    341,881      0.9%      -52.75%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      799,692    $   2.507635   $  2,005,339      1.4%      -52.98%      0.00%
  Oncore & Firstar Oncore Xtra.....      701,061    $   2.507635   $  1,758,006      1.4%      -52.98%      0.00%
  Oncore Lite......................       17,191    $   2.507635   $     43,108      1.4%      -22.13%      0.00%     4/17/01
                                     ------------                  ------------
                                       1,902,557                   $  4,775,635
                                     ------------                  ------------
2000
  Top I............................       11,257    $   5.343997   $     60,158      1.1%      -45.56%      0.00%      5/1/00
  Top Tradition....................       87,810    $   5.343997   $    469,254      1.1%      -45.56%      0.00%      5/1/00
  Top Plus.........................       18,409    $   5.351043   $     98,509      0.9%      -46.49%      0.00%      5/1/00
  Investar Vision & Top Spectrum...        5,248    $   5.333449   $     27,989      1.4%      -46.67%      0.00%      5/1/00
  Top Explorer.....................       91,261    $   5.336962   $    487,059      1.3%      -46.63%      0.00%      5/1/00
  Oncore & Firstar Oncore Flex.....       31,721    $   5.329950   $    169,074      1.5%      -46.70%      0.00%      5/1/00
  Oncore & Firstar Oncore Value....       75,715    $   5.351043   $    405,157      0.9%      -46.49%      0.00%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................      388,743    $   5.333449   $  2,073,334      1.4%      -46.67%      0.00%      5/1/00
  Oncore & Firstar Oncore Xtra.....      215,666    $   5.333449   $  1,150,244      1.4%      -46.67%      0.00%      5/1/00
                                     ------------                  ------------
                                         925,830                   $  4,940,778
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
FIDELITY VARIABLE INSURANCE
  PRODUCTS SERVICE CL 2:
VIP MID CAP SUBACCOUNT
2003
  Top I............................        8,320    $  12.970347   $    107,916      1.1%       36.75%      0.17%
  Top Tradition....................      142,617    $  12.970347   $  1,849,791      1.1%       36.75%      0.25%
  Top Plus.........................       80,477    $  13.064822   $  1,051,418      0.9%       37.02%      0.23%
  Investar Vision & Top Spectrum...        5,181    $  12.829995   $     66,466      1.4%       36.34%      0.22%
  Top Explorer.....................      109,214    $  12.876605   $  1,406,300      1.3%       36.48%      0.29%
  Oncore & Firstar Oncore Flex.....       60,509    $  12.783713   $    773,532      1.5%       36.21%      0.34%
  Oncore & Firstar Oncore Value....      307,771    $  13.064822   $  4,020,973      0.9%       37.02%      0.21%
  Oncore & Firstar Oncore
     Premier.......................    1,265,141    $  12.829995   $ 16,231,763      1.4%       36.34%      0.23%
  Oncore & Firstar Oncore Xtra.....    1,151,800    $  12.829995   $ 14,777,582      1.4%       36.34%      0.23%
  Oncore & Firstar Oncore Lite.....      292,074    $  12.829995   $  3,747,314      1.4%       36.34%      0.23%
                                     ------------                  ------------
                                       3,423,104                   $ 44,033,055
                                     ------------                  ------------
2002
  Top I............................        5,173    $   9.484819   $     49,061      1.1%      -11.00%      0.34%
  Top Tradition....................      130,804    $   9.484819   $  1,240,654      1.1%      -11.00%      0.54%
  Top Plus.........................       64,497    $   9.535043   $    614,985      0.9%      -10.83%      0.56%
  Investar Vision & Top Spectrum...        3,942    $   9.410021   $     37,099      1.4%      -11.27%      0.46%
  Top Explorer.....................      117,955    $   9.434886   $  1,112,889      1.3%      -11.18%      0.51%
  Oncore & Firstar Oncore Flex.....       74,049    $   9.385302   $    694,972      1.5%      -11.36%      0.69%
  Oncore & Firstar Oncore Value....      219,089    $   9.535043   $  2,089,022      0.9%      -10.83%      0.70%
  Oncore & Firstar Oncore
     Premier.......................    1,044,212    $   9.410021   $  9,826,064      1.4%      -11.27%      0.76%
  Oncore & Firstar Oncore Xtra.....      982,822    $   9.410021   $  9,248,373      1.4%      -11.27%      0.76%
  Oncore & Firstar Oncore Lite.....      145,844    $   9.410021   $  1,372,391      1.4%      -11.27%      0.76%
                                     ------------                  ------------
                                       2,788,387                   $ 26,285,510
                                     ------------                  ------------
2001
  Top I............................        1,489    $  10.657617   $     15,871      1.1%       -4.57%      0.00%
  Top Tradition....................       59,049    $  10.657617   $    629,321      1.1%       -4.57%      0.00%
  Top Plus.........................       29,783    $  10.692863   $    318,466      0.9%       -4.38%      0.00%
  Investar Vision & Top Spectrum...        1,406    $  10.605012   $     14,915      1.4%       -4.86%      0.00%
  Top Explorer.....................       44,983    $  10.622516   $    477,836      1.3%       -4.76%      0.00%
  Oncore & Firstar Oncore Flex.....       49,172    $  10.587597   $    520,614      1.5%       -4.95%      0.00%
  Oncore & Firstar Oncore Value....      133,190    $  10.692863   $  1,424,183      0.9%       -4.38%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      700,708    $  10.605012   $  7,431,015      1.4%       -4.86%      0.00%
  Oncore & Firstar Oncore Xtra.....      818,683    $  10.605012   $  8,682,138      1.4%       -4.86%      0.00%
  Oncore & Firstar Oncore Lite.....       45,694    $  10.605012   $    484,586      1.4%        5.17%      0.00%     4/17/01
                                     ------------                  ------------
                                       1,884,157                     19,998,945
                                     ------------                  ------------
2000
  Top Tradition....................       32,053    $  11.168117   $    357,973      1.1%       11.68%      0.65%      5/1/00
  Top Plus.........................        8,811    $  11.182762   $     98,528      0.9%       11.83%      0.44%      5/1/00
  Investar Vision & Top Spectrum...        1,996    $  11.146208   $     22,251      1.4%       11.46%      0.42%      5/1/00
  Top Explorer.....................       23,139    $  11.153504   $    258,083      1.3%       11.54%      0.64%      5/1/00
  Oncore & Firstar Oncore Flex.....       51,696    $  11.138934   $    575,835      1.5%       11.39%      0.66%      5/1/00
  Oncore & Firstar Oncore Value....       35,810    $  11.182762   $    400,451      0.9%       11.83%      0.61%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................      326,135    $  11.146208   $  3,635,176      1.4%       11.46%      0.71%      5/1/00
  Oncore & Firstar Oncore Xtra.....      273,279    $  11.146208   $  3,046,024      1.4%       11.46%      0.71%      5/1/00
                                     ------------                  ------------
                                         752,919                   $  8,394,321
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
FIDELITY VARIABLE INSURANCE PRODUCTS SERVICE CL 2: (CONTINUED)
VIP CONTRAFUND SUBACCOUNT
2003
  Top I............................        7,770    $   9.072746   $     70,495      1.1%       26.80%      0.30%
  Top Tradition....................       85,522    $   9.072746   $    775,923      1.1%       26.80%      0.22%
  Top Plus.........................       69,265    $   9.138874   $    633,003      0.9%       27.05%      0.24%
  Investar Vision & Top Spectrum...        9,200    $   8.974539   $     82,567      1.4%       26.43%      0.16%
  Top Explorer.....................       94,161    $   9.007136   $    848,121      1.3%       26.55%      0.30%
  Oncore & Firstar Oncore Flex.....       39,892    $   8.942128   $    356,722      1.5%       26.30%      0.32%
  Oncore & Firstar Oncore Value....      368,098    $   9.138874   $  3,363,999      0.9%       27.05%      0.23%
  Oncore & Firstar Oncore
     Premier.......................    1,039,505    $   8.974539   $  9,329,076      1.4%       26.43%      0.25%
  Oncore & Firstar Oncore Xtra.....    1,194,552    $   8.974539   $ 10,720,550      1.4%       26.43%      0.25%
  Oncore & Firstar Oncore Lite.....      452,094    $   8.974539   $  4,057,337      1.4%       26.43%      0.25%
                                     ------------                  ------------
                                       3,360,059                   $ 30,237,793
                                     ------------                  ------------
2002
  Top I............................        4,584    $   7.155031   $     32,796      1.1%      -10.59%      0.63%
  Top Tradition....................       41,004    $   7.155031   $    293,386      1.1%      -10.59%      0.58%
  Top Plus.........................       41,886    $   7.192959   $    301,283      0.9%      -10.41%      0.49%
  Investar Vision & Top Spectrum...        2,365    $   7.098583   $     16,791      1.4%      -10.85%      0.68%
  Top Explorer.....................       74,604    $   7.117333   $    530,980      1.3%      -10.77%      0.44%
  Oncore & Firstar Oncore Flex.....       45,890    $   7.079920   $    324,896      1.5%      -10.94%      0.51%
  Oncore & Firstar Oncore Value....      209,793    $   7.192959   $  1,509,034      0.9%      -10.41%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      793,344    $   7.098583   $  5,631,617      1.4%      -10.85%      0.60%
  Oncore & Firstar Oncore Xtra.....      888,668    $   7.098583   $  6,308,286      1.4%      -10.85%      0.60%
  Oncore & Firstar Oncore Lite.....      138,341    $   7.098583   $    982,025      1.4%      -10.85%      0.60%
                                     ------------                  ------------
                                       2,240,479                   $ 15,931,094
                                     ------------                  ------------
2001
  Top I............................        4,044    $   8.002343   $     32,361      1.1%      -13.43%      0.00%
  Top Tradition....................       20,366    $   8.002343   $    162,975      1.1%      -13.43%      0.27%
  Top Plus.........................       17,151    $   8.028835   $    137,699      0.9%      -13.25%      0.22%
  Investar Vision & Top Spectrum...        2,725    $   7.962821   $     21,696      1.4%      -13.69%      0.00%
  Top Explorer.....................       27,636    $   7.975964   $    220,425      1.3%      -13.60%      0.58%
  Oncore & Firstar Oncore Flex.....       26,048    $   7.949721   $    207,078      1.5%      -13.77%      0.40%
  Oncore & Firstar Oncore Value....      157,198    $   8.028835   $  1,262,118      0.9%      -13.25%      0.48%
  Oncore & Firstar Oncore
     Premier.......................      497,783    $   7.962821   $  3,963,760      1.4%      -13.69%      0.40%
  Oncore & Firstar Oncore Xtra.....      529,099    $   7.962821   $  4,213,122      1.4%      -13.69%      0.40%
  Oncore & Firstar Oncore Lite.....       36,987    $   7.962821   $    294,522      1.4%       -1.23%      0.40%     4/17/01
                                     ------------                  ------------
                                       1,319,037                   $ 10,515,756
                                     ------------                  ------------
2000
  Top Tradition....................        3,208    $   9.243470   $     29,652      1.1%       -7.57%      0.00%      5/1/00
  Top Plus.........................        3,564    $   9.255605   $     32,991      0.9%       -7.44%      0.00%      5/1/00
  Top Explorer.....................       13,471    $   9.231361   $    124,356      1.3%       -7.69%      0.00%      5/1/00
  Oncore Flex......................        8,945    $   9.219287   $     82,463      1.5%       -7.81%      0.00%      5/1/00
  Oncore & Firstar Oncore Value....       44,968    $   9.255605   $    416,208      0.9%       -7.44%      0.00%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................      101,377    $   9.225314   $    935,234      1.4%       -7.75%      0.00%      5/1/00
  Oncore & Firstar Oncore Xtra.....      179,099    $   9.225314   $  1,652,246      1.4%       -7.75%      0.00%      5/1/00
                                     ------------                  ------------
                                         354,632                   $  3,273,150
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
FIDELITY VARIABLE INSURANCE PRODUCTS SERVICE CL 2: (CONTINUED)
VIP GROWTH SUBACCOUNT
2003
  Top I............................       10,525    $   6.219608   $     65,464      1.1%       31.10%      0.13%
  Top Tradition....................       58,159    $   6.219608   $    361,727      1.1%       31.10%      0.10%
  Top Plus.........................       50,194    $   6.264948   $    314,461      0.9%       31.36%      0.11%
  Investar Vision & Top Spectrum...        9,718    $   6.152233   $     59,789      1.4%       30.71%      0.10%
  Top Explorer.....................       80,868    $   6.174579   $    499,326      1.3%       30.84%      0.11%
  Oncore & Firstar Oncore Flex.....       53,550    $   6.129997   $    328,260      1.5%       30.58%      0.09%
  Oncore & Firstar Oncore Value....      246,113    $   6.264948   $  1,541,885      0.9%       31.36%      0.10%
  Oncore & Firstar Oncore
     Premier.......................    1,197,622    $   6.152233   $  7,368,049      1.4%       30.71%      0.11%
  Oncore & Firstar Oncore Xtra.....    1,241,472    $   6.152233   $  7,637,826      1.4%       30.71%      0.11%
  Oncore & Firstar Oncore Lite.....      279,691    $   6.152233   $  1,720,724      1.4%       30.71%      0.11%
                                     ------------                  ------------
                                       3,227,912                   $ 19,897,511
                                     ------------                  ------------
2002
  Top I............................       13,980    $   4.744149   $     66,324      1.1%      -31.06%      0.13%
  Top Tradition....................       40,662    $   4.744149   $    192,905      1.1%      -31.06%      0.12%
  Top Plus.........................       24,373    $   4.769312   $    116,240      0.9%      -30.92%      0.13%
  Investar Vision & Top Spectrum...        5,217    $   4.706684   $     24,555      1.4%      -31.26%      0.15%
  Top Explorer.....................       63,190    $   4.719133   $    298,201      1.3%      -31.19%      0.13%
  Oncore & Firstar Oncore Flex.....       39,024    $   4.694294   $    183,190      1.5%      -31.33%      0.19%
  Oncore & Firstar Oncore Value....      201,437    $   4.769312   $    960,718      0.9%      -30.92%      0.12%
  Oncore & Firstar Oncore
     Premier.......................    1,017,060    $   4.706684   $  4,786,979      1.4%      -31.26%      0.15%
  Oncore & Firstar Oncore Xtra.....    1,208,959    $   4.706684   $  5,690,189      1.4%      -31.26%      0.15%
  Oncore & Firstar Oncore Lite.....      163,350    $   4.706684   $    768,839      1.4%      -31.26%      0.15%
                                     ------------                  ------------
                                       2,777,252                   $ 13,088,140
                                     ------------                  ------------
2001
  Top I............................       12,332    $   6.881110   $     84,859      1.1%      -18.77%      0.07%
  Top Tradition....................       29,089    $   6.881110   $    200,165      1.1%      -18.77%      0.05%
  Top Plus.........................       18,402    $   6.903910   $    127,046      0.9%      -18.60%      0.04%
  Investar Vision & Top Spectrum...        5,871    $   6.847093   $     40,198      1.4%      -19.01%      0.04%
  Top Explorer.....................       54,548    $   6.858397   $    374,110      1.3%      -18.93%      0.07%
  Oncore & Firstar Oncore Flex.....      107,909    $   6.835818   $    737,644      1.5%      -19.09%      0.06%
  Oncore & Firstar Oncore Value....      134,439    $   6.903910   $    928,154      0.9%      -18.60%      0.05%
  Oncore & Firstar Oncore
     Premier.......................      983,576    $   6.847093   $  6,734,634      1.4%      -19.01%      0.06%
  Oncore & Firstar Oncore Xtra.....    1,355,448    $   6.847093   $  9,280,881      1.4%      -19.01%      0.06%
  Oncore & Firstar Oncore Lite.....       61,682    $   6.847093   $    422,344      1.4%       -5.73%      0.06%     4/17/01
                                     ------------                  ------------
                                       2,763,296                   $ 18,930,035
                                     ------------                  ------------
2000
  Top I............................       10,725    $   8.470720   $     90,849      1.1%      -15.29%      0.00%      5/1/00
  Top Tradition....................       15,086    $   8.470720   $    127,792      1.1%      -15.29%      0.00%      5/1/00
  Top Plus.........................        5,624    $   8.481848   $     47,699      0.9%      -15.18%      0.00%      5/1/00
  Investar Vision & Top Spectrum...        2,663    $   8.454077   $     22,509      1.4%      -15.46%      0.00%      5/1/00
  Top Explorer.....................       35,420    $   8.459611   $    299,643      1.3%      -15.40%      0.00%      5/1/00
  Oncore & Firstar Oncore Flex.....       54,910    $   8.448543   $    463,911      1.5%      -15.51%      0.00%      5/1/00
  Oncore & Firstar Oncore Value....       42,519    $   8.481848   $    360,643      0.9%      -15.18%      0.00%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................      385,385    $   8.454077   $  3,258,078      1.4%      -15.46%      0.00%      5/1/00
  Oncore & Firstar Oncore Xtra.....    1,076,275    $   8.454077   $  9,098,909      1.4%      -15.46%      0.00%      5/1/00
                                     ------------                  ------------
                                       1,628,607                   $ 13,770,033
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
FIDELITY VARIABLE INSURANCE PRODUCTS SERVICE CL 2: (CONTINUED)
VIP EQUITY INCOME SUBACCOUNT
2003
  Top Plus.........................        1,749    $  11.158744   $     19,514      0.9%       11.59%      0.00%     10/1/03
  Top Explorer.....................        1,298    $  11.147766   $     14,471      1.3%       11.48%      0.00%     10/1/03
  Oncore Flex......................        3,106    $  10.806489   $     33,564      1.5%        8.06%      0.00%    10/15/03
  Oncore Value.....................        6,119    $  10.819985   $     66,206      0.9%        8.20%      0.00%    10/15/03
  Oncore & Firstar Oncore
     Premier.......................       41,389    $  10.808731   $    447,372      1.4%        8.09%      0.00%    10/15/03
  Oncore & Firstar Oncore Xtra.....       35,448    $  10.808731   $    383,143      1.4%        8.09%      0.00%    10/15/03
  Oncore & Firstar Oncore Lite.....        7,599    $  10.808731   $     82,132      1.4%        8.09%      0.00%    10/15/03
                                     ------------                  ------------
                                          96,708                   $  1,046,402
                                     ------------                  ------------
JANUS ASPEN SERIES -- SERVICE
  SHARES:
GROWTH SUBACCOUNT
2003
  Top Tradition....................       58,463    $   5.666017   $    331,253      1.1%       30.06%      0.00%
  Top Plus.........................       23,594    $   5.707363   $    134,657      0.9%       30.32%      0.00%
  Top Explorer.....................      128,282    $   5.625002   $    721,589      1.3%       29.81%      0.00%
  Oncore & Firstar Oncore Flex.....       85,350    $   5.584367   $    476,627      1.5%       29.55%      0.00%
  Oncore & Firstar Oncore Value....      343,417    $   5.707363   $  1,960,007      0.9%       30.32%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,661,880    $   5.604628   $  9,314,217      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Xtra.....    1,738,954    $   5.604628   $  9,746,189      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Lite.....      121,438    $   5.604628   $    680,617      1.4%       29.68%      0.00%
                                     ------------                  ------------
                                       4,161,378                   $ 23,365,156
                                     ------------                  ------------
2002
  Top Tradition....................       74,617    $   4.356366   $    325,059      1.1%      -27.52%      0.00%
  Top Plus.........................       42,173    $   4.379486   $    184,695      0.9%      -27.38%      0.00%
  Top Explorer.....................      132,552    $   4.333374   $    574,396      1.3%      -27.66%      0.00%
  Oncore & Firstar Oncore Flex.....      124,579    $   4.310559   $    537,004      1.5%      -27.81%      0.00%
  Oncore & Firstar Oncore Value....      420,322    $   4.379486   $  1,840,793      0.9%      -27.38%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,944,519    $   4.321940   $  8,404,101      1.4%      -27.73%      0.00%
  Oncore & Firstar Oncore Xtra.....    2,052,917    $   4.321940   $  8,872,582      1.4%      -27.73%      0.00%
  Oncore & Firstar Oncore Lite.....       88,062    $   4.321940   $    380,598      1.4%      -27.73%      0.00%
                                     ------------                  ------------
                                       4,879,741                   $ 21,119,228
                                     ------------                  ------------
2001
  Top Tradition....................       62,090    $   6.010424   $    373,188      1.1%      -25.72%      0.00%
  Top Plus.........................       67,858    $   6.030349   $    409,209      0.9%      -25.57%      0.00%
  Top Explorer.....................      138,508    $   5.990572   $    829,740      1.3%      -25.87%      0.00%
  Oncore & Firstar Oncore Flex.....      169,611    $   5.970827   $  1,012,715      1.5%      -26.02%      0.00%
  Oncore & Firstar Oncore Value....      446,943    $   6.030349   $  2,695,223      0.9%      -25.57       0.00%
  Oncore & Firstar Oncore
     Premier.......................    2,409,324    $   5.980677   $ 14,409,391      1.4%      -25.94       0.00%
  Oncore & Firstar Oncore Xtra.....    2,442,837    $   5.980677   $ 14,609,814      1.4%      -25.94       0.00%
  Oncore & Firstar Oncore Lite.....       49,195    $   5.980677   $    294,222      1.4%      -13.53       0.00%     4/17/01
                                     ------------                  ------------
                                       5,786,366                   $ 34,633,502
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
GROWTH SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................       46,806    $   8.091770   $    378,745      1.1%      -19.08       0.76%      5/1/00
  Top Plus.........................       36,713    $   8.102399   $    297,460      0.9%      -18.98       1.32%      5/1/00
  Top Explorer.....................       97,082    $   8.081161   $    784,533      1.3%      -19.19       1.62%      5/1/00
  Oncore & Firstar Oncore Flex.....      177,113    $   8.070581   $  1,429,406      1.5%      -19.29       1.36%      5/1/00
  Oncore & Firstar Oncore Value....      244,857    $   8.102399   $  1,983,926      0.9%      -18.98       1.17%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................    1,584,507    $   8.075854   $ 12,796,252      1.4%      -19.24       1.03%      5/1/00
  Oncore & Firstar Oncore Xtra.....    1,415,453    $   8.075854   $ 11,430,996      1.4%      -19.24       1.03%      5/1/00
                                     ------------                  ------------
                                       3,602,531                     29,101,318
                                     ------------                  ------------
WORLDWIDE GROWTH SUBACCOUNT
2003
  Top Tradition....................       78,874    $   5.502103   $    433,971      1.1%       22.34%      0.78%
  Top Plus.........................       28,186    $   5.542235   $    156,215      0.9%       22.58%      0.83%
  Top Explorer.....................      184,594    $   5.462268   $  1,008,304      1.3%       22.09%      0.86%
  Oncore & Firstar Oncore Flex.....       62,160    $   5.422827   $    337,082      1.5%       21.85%      2.02%
  Oncore & Firstar Oncore Value....      326,572    $   5.542235   $  1,809,938      0.9%       22.58%      0.83%
  Oncore & Firstar Oncore
     Premier.......................    1,449,981    $   5.442491   $  7,891,508      1.4%       21.97%      0.78%
  Oncore & Firstar Oncore Xtra.....    1,393,690    $   5.442491   $  7,585,147      1.4%       21.97%      0.78%
  Oncore & Firstar Oncore Lite.....      277,683    $   5.442491   $  1,511,287      1.4%       21.97%      0.78%
                                     ------------                  ------------
                                       3,801,740                   $ 20,733,452
                                     ------------                  ------------
2002
  Top Tradition....................       91,603    $   4.497548   $    411,987      1.1%      -26.52%      0.62%
  Top Plus.........................       35,573    $   4.521400   $    160,842      0.9%      -26.37%      0.54%
  Top Explorer.....................      191,295    $   4.473819   $    855,819      1.3%      -26.66%      0.59%
  Oncore & Firstar Oncore Flex.....      644,319    $   4.450281   $  2,867,400      1.5%      -26.81%      0.31%
  Oncore & Firstar Oncore Value....      398,989    $   4.521400   $  1,803,989      0.9%      -26.37%      0.56%
  Oncore & Firstar Oncore
     Premier.......................    1,680,823    $   4.462021   $  7,499,866      1.4%      -26.73%      0.60%
  Oncore & Firstar Oncore Xtra.....    3,982,164    $   4.462021   $ 17,768,499      1.4%      -26.73%      0.60%
  Oncore & Firstar Oncore Lite.....      231,665    $   4.462021   $  1,033,695      1.4%      -26.73%      0.60%
                                     ------------                  ------------
                                       7,256,431                   $ 32,402,097
                                     ------------                  ------------
2001
  Top Tradition....................       73,156    $   6.120494   $    447,753      1.1%      -23.46       0.27%
  Top Plus.........................       48,371    $   6.140770   $    297,032      0.9%      -23.31       0.29%
  Top Explorer.....................      182,581    $   6.100292   $  1,113,798      1.3%      -23.62       0.28%
  Oncore & Firstar Oncore Flex.....      501,610    $   6.080193   $  3,049,885      1.5%      -23.77       0.23%
  Oncore & Firstar Oncore Value....      449,841    $   6.140770   $  2,762,371      0.9%      -23.31       0.29%
  Oncore & Firstar Oncore
     Premier.......................    1,992,495    $   6.090225   $ 12,134,743      1.4%      -23.69       0.28%
  Oncore & Firstar Oncore Xtra.....    2,395,604    $   6.090225   $ 14,589,771      1.4%      -23.69       0.28%
  Oncore & Firstar Oncore Lite.....      167,728    $   6.090225   $  1,021,499      1.4%      -10.27       0.28%     4/17/01
                                     ------------                  ------------
                                       5,811,386                   $ 35,416,852
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................       55,698    $   7.996944   $    445,415      1.1%      -20.03       0.92%      5/1/00
  Top Plus.........................       30,617    $   8.007454   $    245,168      0.9%      -19.93       0.70%      5/1/00
  Top Explorer.....................      116,761    $   7.986452   $    932,506      1.3%      -20.14       1.14%      5/1/00
  Oncore & Firstar Oncore Flex.....       89,498    $   7.975998   $    713,836      1.5%      -20.24       1.27%      5/1/00
  Oncore & Firstar Oncore Value....      263,203    $   8.007454   $  2,107,589      0.9%      -19.93       1.06%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................    1,107,400    $   7.981218   $  8,838,404      1.4%      -20.19       0.92%      5/1/00
  Oncore & Firstar Oncore Xtra.....    1,220,515    $   7.981218   $  9,741,187      1.4%      -20.19       0.92%      5/1/00
                                     ------------                  ------------
                                       2,883,692                   $ 23,024,105
                                     ------------                  ------------
BALANCED SUBACCOUNT
2003
  Top Tradition....................       87,012    $   9.511581   $    827,623      1.1%       12.49%      1.89%
  Top Plus.........................       62,173    $   9.580905   $    595,674      0.9%       12.71%      1.78%
  Top Explorer.....................      188,592    $   9.442810   $  1,780,834      1.3%       12.26%      1.84%
  Oncore & Firstar Oncore Flex.....      145,008    $   9.374671   $  1,359,403      1.5%       12.04%      1.80%
  Oncore & Firstar Oncore Value....      367,126    $   9.580905   $  3,517,403      0.9%       12.71%      1.79%
  Oncore & Firstar Oncore
     Premier.......................    2,925,435    $   9.408634   $ 27,524,349      1.4%       12.15%      1.79%
  Oncore & Firstar Oncore Xtra.....    2,526,974    $   9.408634   $ 23,775,371      1.4%       12.15%      1.79%
  Oncore & Firstar Oncore Lite.....      750,058    $   9.408634   $  7,057,019      1.4%       12.15%      1.79%
                                     ------------                  ------------
                                       7,052,378                   $ 66,437,676
                                     ------------                  ------------
2002
  Top Tradition....................       74,427    $   8.455853   $    629,346      1.1%       -7.69%      2.24%
  Top Plus.........................       68,185    $   8.500668   $    579,620      0.9%       -7.51%      1.96%
  Top Explorer.....................      180,189    $   8.411342   $  1,515,635      1.3%       -7.87%      2.02%
  Oncore & Firstar Oncore Flex.....      157,176    $   8.367134   $  1,315,109      1.5%       -8.05%      1.91%
  Oncore & Firstar Oncore Value....      388,415    $   8.500668   $  3,301,789      0.9%       -7.51%      1.96%
  Oncore & Firstar Oncore
     Premier.......................    3,334,140    $   8.389176   $ 27,970,681      1.4%       -7.96%      2.06%
  Oncore & Firstar Oncore Xtra.....    2,937,078    $   8.389176   $ 24,639,663      1.4%       -7.96%      2.06%
  Oncore & Firstar Oncore Lite.....      619,150    $   8.389176   $  5,194,162      1.4%       -7.96%      2.06%
                                     ------------                  ------------
                                       7,758,760                   $ 65,146,005
                                     ------------                  ------------
2001
  Top Tradition....................       45,265    $   9.160280   $    414,643      1.1%       -5.95       2.07%
  Top Plus.........................       76,989    $   9.190598   $    707,577      0.9%       -5.76       1.93%
  Top Explorer.....................      163,510    $   9.130104   $  1,492,867      1.3%       -6.13       1.97%
  Oncore & Firstar Oncore Flex.....      149,183    $   9.100077   $  1,357,576      1.5%       -6.32       1.81%
  Oncore & Firstar Oncore Value....      360,002    $   9.190598   $  3,308,632      0.9%       -5.76       1.94%
  Oncore & Firstar Oncore
     Premier.......................    2,990,319    $   9.115046   $ 27,256,899      1.4%       -6.23       2.01%
  Oncore & Firstar Oncore Xtra.....    2,354,358    $   9.115046   $ 21,460,068      1.4%       -6.23       2.01%
  Oncore & Firstar Oncore Lite.....      198,397    $   9.115046   $  1,808,402      1.4%        -1.2       2.01%     4/17/01
                                     ------------                  ------------
                                       6,338,023                   $ 57,806,664
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
BALANCED SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................       15,548    $   9.739381   $    151,426      1.1%       -2.61       2.66%      5/1/00
  Top Plus.........................       34,442    $   9.752162   $    335,884      0.9%       -2.48       2.84%      5/1/00
  Top Explorer.....................       75,818    $   9.726623   $    737,456      1.3%       -2.73       2.03%      5/1/00
  Oncore & Firstar Oncore Flex.....       92,866    $   9.713907   $    902,095      1.5%       -2.86       3.34%      5/1/00
  Oncore & Firstar Oncore Value....      197,562    $   9.752162   $  1,926,655      0.9%       -2.48       2.71%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................    1,412,177    $   9.720254   $ 13,726,718      1.4%        -2.8       2.53%      5/1/00
  Oncore & Firstar Oncore Xtra.....      994,302    $   9.720254   $  9,664,871      1.4%        -2.8       2.53%      5/1/00
                                     ------------                  ------------
                                       2,822,715                   $ 27,445,105
                                     ------------                  ------------
INTERNATIONAL GROWTH SUBACCOUNT
2003
  Top Tradition....................          150    $  13.592795   $      2,034      1.1%       35.93%      1.04%      5/1/03
  Top Explorer.....................           33    $  13.574869   $        451      1.3%       35.75%      0.70%      5/1/03
  Oncore & Firstar Oncore Flex.....       55,592    $   5.757890   $    320,091      1.5%       32.55%      2.89%
  Oncore & Firstar Oncore Value....      136,058    $   5.884653   $    800,653      0.9%       33.33%      0.96%
  Oncore & Firstar Oncore
     Premier.......................      739,566    $   5.778757   $  4,273,781      1.4%       32.68%      0.88%
  Oncore & Firstar Oncore Xtra.....      618,597    $   5.778757   $  3,574,719      1.4%       32.68%      0.88%
  Oncore & Firstar Oncore Lite.....      124,741    $   5.778757   $    720,848      1.4%       32.68%      0.88%
                                     ------------                  ------------
                                       1,674,737                   $  9,692,577
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....      351,975    $   4.344038   $  1,528,994      1.5%      -26.86%      0.94%
  Oncore & Firstar Oncore Value....      181,433    $   4.413465   $    800,750      0.9%      -26.42%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      759,977    $   4.355499   $  3,310,077      1.4%      -26.78%      0.68%
  Oncore & Firstar Oncore Xtra.....    2,998,591    $   4.355499   $ 13,060,358      1.4%      -26.78%      0.68%
  Oncore Lite......................       47,413    $   4.355499   $    206,509      1.4%      -26.78%      0.68%
                                     ------------                  ------------
                                       4,339,389                   $ 18,906,688
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....      501,432    $   5.939104   $  2,978,056      1.5%      -24.57       0.57%
  Oncore & Firstar Oncore Value....      166,194    $   5.998270   $    996,877      0.9%      -24.12       0.75%
  Oncore & Firstar Oncore
     Premier.......................      846,346    $   5.948893   $  5,034,822      1.4%      -24.49       0.67%
  Oncore & Firstar Oncore Xtra.....      982,000    $   5.948893   $  5,841,813      1.4%      -24.49       0.67%
  Oncore & Firstar Oncore Lite.....       17,235    $   5.948893   $    102,530      1.4%       -10.2       0.67%     4/17/01
                                     ------------                  ------------
                                       2,513,207                   $ 14,954,098
                                     ------------                  ------------
2000
  Oncore & Firstar Oncore Flex.....       71,085    $   7.873607   $    559,692      1.5%      -21.26       0.76%      5/1/00
  Oncore & Firstar Oncore Value....       92,035    $   7.904657   $    727,506      0.9%      -20.95       1.08%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................      336,371    $   7.878762   $  2,650,189      1.4%      -21.21       1.06%      5/1/00
  Oncore & Firstar Oncore Xtra.....      502,604    $   7.878762   $  3,959,898      1.4%      -21.21       1.06%      5/1/00
                                     ------------                  ------------
                                       1,002,095                   $  7,897,285
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
JP MORGAN SERIES TRUST II:
SMALL COMPANY SUBACCOUNT
2003
  Top Tradition....................        6,664    $  11.656374   $     77,675      1.1%       34.50%      0.00%
  Top Plus.........................          351    $  11.706405   $      4,114      0.9%       34.77%      0.00%
  Top Explorer.....................        2,865    $  11.606593   $     33,252      1.3%       34.23%      0.00%
  Oncore & Firstar Oncore Flex.....       19,288    $   9.696858   $    187,032      1.5%       33.97%      0.00%
  Oncore & Firstar Oncore Value....      142,615    $  10.028713   $  1,430,248      0.9%       34.77%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      272,609    $   9.751226   $  2,658,270      1.4%       34.10%      0.00%
  Oncore & Firstar Oncore Xtra.....      235,409    $   9.751226   $  2,295,525      1.4%       34.10%      0.00%
  Oncore & Firstar Oncore Lite.....       88,857    $   9.751226   $    866,468      1.4%       34.10%      0.00%
                                     ------------                  ------------
                                         768,658                   $  7,552,584
                                     ------------                  ------------
2002
  Top Tradition....................        5,552    $   8.666477   $     48,113      1.1%      -22.51%      0.10%
  Top Plus.........................          626    $   8.686498   $      5,435      0.9%      -22.35%      0.00%
  Top Explorer.....................        1,556    $   8.646528   $     13,454      1.3%      -22.66%      0.19%
  Oncore & Firstar Oncore Flex.....       21,130    $   7.238086   $    152,943      1.5%      -22.81%      0.20%
  Oncore & Firstar Oncore Value....      119,187    $   7.441595   $    886,940      0.9%      -22.35%      0.18%
  Oncore & Firstar Oncore
     Premier.......................      276,669    $   7.271507   $  2,011,799      1.4%      -22.74%      0.19%
  Oncore & Firstar Oncore Xtra.....      206,205    $   7.271507   $  1,499,424      1.4%      -22.74%      0.19%
  Oncore & Firstar Oncore Lite.....       35,249    $   7.271507   $    256,316      1.4%      -22.74%      0.19%
                                     ------------                  ------------
                                         666,174                   $  4,874,424
                                     ------------                  ------------
2001
  Top Explorer.....................          222    $  11.179691   $      2,479      1.3%       11.80%      0.00%     11/1/01
  Oncore & Firstar Oncore Flex.....       25,983    $   9.377155   $    243,642      1.5%        -9.4       0.04%
  Oncore & Firstar Oncore Value....       92,257    $   9.583696   $    884,158      0.9%       -8.85       0.04%
  Oncore & Firstar Oncore
     Premier.......................      276,176    $   9.411151   $  2,599,141      1.4%       -9.31       0.04%
  Oncore & Firstar Oncore Xtra.....      132,426    $   9.411151   $  1,246,282      1.4%       -9.31       0.04%
  Oncore & Firstar Oncore Lite.....        9,841    $   9.411151   $     92,619      1.4%        3.94%      0.04%     4/17/01
                                     ------------                  ------------
                                         536,905                   $  5,068,321
                                     ------------                  ------------
2000
  Oncore & Firstar Oncore Flex.....       16,635    $  10.349645   $    172,171      1.5%      -12.63       0.19%
  Oncore & Firstar Oncore Value....       75,985    $  10.514588   $    798,954      0.9%      -12.11       0.17%
  Oncore & Firstar Oncore
     Premier.......................      261,098    $  10.376864   $  2,709,377      1.4%      -12.54       0.19%
  Oncore & Firstar Oncore Xtra.....       33,508    $  10.376864   $    347,707      1.4%      -12.54       0.19%
                                     ------------                  ------------
                                         387,226                   $  4,028,209
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
JP MORGAN SERIES TRUST II: (CONTINUED)
SMALL COMPANY SUBACCOUNT (CONTINUED)
1999
  Oncore Flex......................        7,491    $  11.845638   $     88,738      1.5%       42.26%      0.08%
  Oncore & Firstar Oncore Value....       50,791    $  11.963367   $    607,627      0.9%       43.11%      0.08%
  Oncore & Firstar Oncore
     Premier.......................      163,145    $  11.865119   $  1,935,740      1.4%       42.40%      0.07%
  Oncore Xtra......................        1,352    $  11.865119   $     16,043      1.4%       26.64%      0.07%     11/1/99
                                     ------------                  ------------
                                         222,779                   $  2,648,148
                                     ------------                  ------------
MID CAP VALUE SUBACCOUNT
2003
  Top Tradition....................       23,192    $  14.014070   $    325,008      1.1%       28.22%      0.34%
  Top Plus.........................        9,801    $  14.074209   $    137,946      0.9%       28.47%      0.20%
  Top Explorer.....................       17,936    $  13.954242   $    250,289      1.3%       27.96%      0.29%
  Oncore Flex......................       11,193    $  13.894758   $    155,518      1.5%       27.71%      0.37%
  Oncore & Firstar Oncore Value....       91,955    $  14.074209   $  1,294,198      0.9%       28.47%      0.27%
  Oncore & Firstar Oncore
     Premier.......................      209,131    $  13.924440   $  2,912,030      1.4%       27.84%      0.28%
  Oncore & Firstar Oncore Xtra.....      295,312    $  13.924440   $  4,112,057      1.4%       27.84%      0.28%
  Oncore & Firstar Oncore Lite.....      128,380    $  13.924440   $  1,787,620      1.4%       27.84%      0.28%
                                     ------------                  ------------
                                         786,900                   $ 10,974,666
                                     ------------                  ------------
2002
  Top Tradition....................       18,428    $  10.929952   $    201,413      1.1%       -0.28%      0.03%
  Top Plus.........................        2,940    $  10.955173   $     32,213      0.9%       -0.08%      0.01%
  Top Explorer.....................       11,555    $  10.904797   $    126,009      1.3%       -0.48%      0.04%
  Oncore Flex......................       15,626    $  10.879760   $    170,009      1.5%       -0.67%      0.04%
  Oncore & Firstar Oncore Value....       29,825    $  10.955173   $    326,735      0.9%       -0.08%      0.03%
  Oncore & Firstar Oncore
     Premier.......................      100,375    $  10.892268   $  1,093,306      1.4%       -0.57%      0.05%
  Oncore & Firstar Oncore Xtra.....      126,635    $  10.892268   $  1,379,345      1.4%       -0.57%      0.05%
  Oncore & Firstar Oncore Lite.....       27,090    $  10.892268   $    295,071      1.4%       -0.57%      0.05%
                                     ------------                  ------------
                                         332,474                   $  3,624,101
                                     ------------                  ------------
2001
  Top Tradition....................        2,675    $  10.960581   $     29,315      1.1%        9.61%      0.00%     11/1/01
  Top Explorer.....................        2,777    $  10.957023   $     30,422      1.3%        9.57%      0.00%     11/1/01
  Oncore & Firstar Oncore Value....          480    $  10.964136   $      5,268      0.9%        9.64%      0.00%     11/1/01
  Oncore & Firstar Oncore
     Premier.......................        9,060    $  10.955254   $     99,258      1.4%        9.55%      0.00%     11/1/01
  Oncore & Firstar Oncore Xtra.....        4,270    $  10.955254   $     46,780      1.4%        9.55%      0.00%     11/1/01
                                     ------------                  ------------
                                          19,262                   $    211,043
                                     ------------                  ------------
ALLIANCE VARIABLE SERIES PRODUCT
  FUND, INC.:
GLOBAL BOND SUBACCOUNT (NOTE 5)
2003
  Oncore Flex......................          484    $  11.857282   $      5,734      1.5%       11.41%      5.58%
  Oncore Value.....................        9,103    $  12.178251   $    110,857      0.9%       12.07%      5.84%
  Oncore & Firstar Oncore
     Premier.......................       11,291    $  11.910051   $    134,483      1.4%       11.52%      6.07%
  Oncore Xtra......................       13,998    $  11.910051   $    166,714      1.4%       11.52%      6.07%
                                     ------------                  ------------
                                          34,876                   $    417,788
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.: (CONTINUED)
GLOBAL BOND SUBACCOUNT (NOTE 5) (CONTINUED)
2002
  Oncore Flex......................          688    $  10.643034   $      7,327      1.5%       14.87%      0.95%
  Oncore Value.....................        9,238    $  10.866508   $    100,380      0.9%       15.55%      0.99%
  Oncore & Firstar Oncore
     Premier.......................       18,234    $  10.679870   $    194,738      1.4%       14.98%      0.91%
  Oncore & Firstar Oncore Xtra.....       17,308    $  10.679870   $    184,845      1.4%       14.98%      0.91%
                                     ------------                  ------------
                                          45,468                   $    487,290
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....        1,043    $   9.265430   $      9,660      1.5%       -2.51%      0.00%    10/26/01
  Oncore Value.....................       10,060    $   9.404076   $     94,604      0.9%       -2.41%      0.00%    10/26/01
  Oncore & Firstar Oncore
     Premier.......................       27,939    $   9.288341   $    259,512      1.4%       -2.50%      0.00%    10/26/01
  Oncore & Firstar Oncore Xtra.....       19,926    $   9.288341   $    185,075      1.4%       -2.50%      0.00%    10/26/01
                                     ------------                  ------------
                                          58,968                   $    548,851
                                     ------------                  ------------
GROWTH & INCOME SUBACCOUNT (NOTE 5)
2003
  Oncore & Firstar Oncore Flex.....        8,265    $   9.680716   $     80,015      1.5%       30.23%      0.80%
  Oncore & Firstar Oncore Value....        9,831    $   9.942851   $     97,749      0.9%       31.01%      0.91%
  Oncore & Firstar Oncore
     Premier.......................      102,467    $   9.723783   $    996,355      1.4%       30.36%      0.82%
  Oncore & Firstar Oncore Xtra.....       44,288    $   9.723783   $    430,650      1.4%       30.36%      0.82%
  Oncore Lite......................        4,712    $   9.723783   $     45,818      1.4%       30.36%      0.82%
                                     ------------                  ------------
                                         169,563                   $  1,650,587
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....       11,739    $   7.433432   $     87,264      1.5%      -23.42%      0.54%
  Oncore & Firstar Oncore Value....       10,093    $   7.589638   $     76,599      0.9%      -22.96%      0.57%
  Oncore & Firstar Oncore
     Premier.......................      121,016    $   7.459150   $    902,673      1.4%      -23.34%      0.57%
  Oncore & Firstar Oncore Xtra.....       76,208    $   7.459150   $    568,450      1.4%      -23.34%      0.57%
  Oncore Lite......................        4,761    $   7.459150   $     35,510      1.4%      -23.34%      0.57%
                                     ------------                  ------------
                                         223,817                   $  1,670,496
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....       12,805    $   9.706239   $    124,285      1.5%        2.14%      0.00%    10/26/01
  Oncore & Firstar Oncore Value....       12,170    $   9.851512   $    119,893      0.9%        2.25%      0.00%    10/26/01
  Oncore & Firstar Oncore
     Premier.......................      144,854    $   9.730225   $  1,409,461      1.4%        2.16%      0.00%    10/26/01
  Oncore & Firstar Oncore Xtra.....      116,164    $   9.730225   $  1,130,300      1.4%        2.16%      0.00%    10/26/01
  Oncore Lite......................        1,180    $   9.730225   $     11,485      1.4%        2.16%      0.00%    10/26/01
                                     ------------                  ------------
                                         287,173                   $  2,795,424
                                     ------------                  ------------
QUASAR SUBACCOUNT (NOTE 5)
2003
  Oncore & Firstar Oncore Value....        1,766    $  11.574351   $     20,439      0.9%       47.35%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       20,043    $  11.319260   $    226,879      1.4%       46.62%      0.00%
  Oncore Xtra......................        2,116    $  11.319260   $     23,951      1.4%       46.62%      0.00%
                                     ------------                  ------------
                                          23,925                   $    271,269
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Value....        1,733    $   7.855064   $     13,614      0.9%      -32.67%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       22,103    $   7.719950   $    170,633      1.4%      -33.00%      0.00%
  Oncore Xtra......................        2,407    $   7.719950   $     18,583      1.4%      -33.00%      0.00%
                                     ------------                  ------------
                                          26,243                   $    202,830
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.: (CONTINUED)
QUASAR SUBACCOUNT (NOTE 5) (CONTINUED)
2001
  Oncore & Firstar Oncore Value....        1,865    $  11.666823   $     21,761      0.9%       11.33%      0.00%    10/26/01
  Oncore & Firstar Oncore
     Premier.......................       27,336    $  11.523134   $    314,998      1.4%       11.23%      0.00%    10/26/01
  Oncore & Firstar Oncore Xtra.....        6,046    $  11.523134   $     69,663      1.4%       11.23%      0.00%    10/26/01
                                     ------------                  ------------
                                          35,247                   $    406,422
                                     ------------                  ------------
MFS VARIABLE INSURANCE TRUST --
  SERVICE CLASS:
NEW DISCOVERY SUBACCOUNT
2003
  Top Tradition....................        7,421    $  10.285838   $     76,332      1.1%       31.98%      0.00%
  Top Plus.........................          571    $  10.329989   $      5,893      0.9%       32.24%      0.00%
  Investar Vision & Top Spectrum...          832    $  12.859907   $     10,698      1.4%       31.59%      0.00%
  Top Explorer.....................        9,663    $  10.241899   $     98,964      1.3%       31.72%      0.00%
  Oncore & Firstar Oncore Flex.....        1,455    $  10.198239   $     14,834      1.5%       31.46%      0.00%
  Oncore & Firstar Oncore Value....       24,472    $  10.329989   $    252,796      0.9%       32.24%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      110,180    $  10.220014   $  1,126,064      1.4%       31.59%      0.00%
  Oncore & Firstar Oncore Xtra.....       43,538    $  10.220014   $    444,956      1.4%       31.59%      0.00%
  Oncore & Firstar Oncore Lite.....       33,090    $  10.220014   $    338,178      1.4%       31.59%      0.00%
                                     ------------                  ------------
                                         231,222                   $  2,368,715
                                     ------------                  ------------
2002
  Top Tradition....................        5,703    $   7.793469   $     44,446      1.1%      -32.54%      0.00%
  Top Plus.........................          459    $   7.811473   $      3,583      0.9%      -32.41%      0.00%
  Top Explorer.....................        6,130    $   7.775513   $     47,667      1.3%      -32.68%      0.00%
  Oncore & Firstar Oncore Flex.....        1,455    $   7.757636   $     11,286      1.5%      -32.81%      0.00%
  Oncore & Firstar Oncore Value....       21,801    $   7.811473   $    170,301      0.9%      -32.41%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       75,537    $   7.766559   $    586,659      1.4%      -32.74%      0.00%
  Oncore & Firstar Oncore Xtra.....       17,239    $   7.766559   $    133,889      1.4%      -32.74%      0.00%
  Oncore & Firstar Oncore Lite.....       27,475    $   7.766559   $    213,384      1.4%      -32.74%      0.00%
                                     ------------                  ------------
                                         155,799                   $  1,211,215
                                     ------------                  ------------
2001
  Top Tradition....................        3,624    $  11.553432   $     41,864      1.1%       15.53%      0.00%     11/1/01
  Top Explorer.....................          215    $  11.549693   $      2,483      1.3%       15.50%      0.00%     11/1/01
  Oncore Flex......................           99    $  11.545965   $      1,141      1.5%       15.46%      0.00%     11/1/01
  Oncore Value.....................       13,022    $  11.557175   $    150,500      0.9%       15.57%      0.00%     11/1/01
  Oncore & Firstar Oncore
     Premier.......................       13,879    $  11.547828   $    160,270      1.4%       15.48%      0.00%     11/1/01
  Oncore Xtra......................        1,610    $  11.547828   $     18,592      1.4%       15.48%      0.00%     11/1/01
  Firstar Oncore Lite..............          552    $  11.547828   $      6,378      1.4%       15.48%      0.00%     11/1/01
                                     ------------                  ------------
                                          33,001                   $    381,228
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
INVESTORS GROWTH SUBACCOUNT
2003
  Top Tradition....................        4,377    $   9.288989   $     40,661      1.1%       21.27%      0.00%
  Top Plus.........................        3,715    $   9.328880   $     34,654      0.9%       21.51%      0.00%
  Top Explorer.....................        1,954    $   9.249306   $     18,072      1.3%       21.03%      0.00%
  Oncore Flex......................          387    $   9.209858   $      3,569      1.5%       20.79%      0.00%
  Oncore Value.....................       38,894    $   9.328880   $    362,839      0.9%       21.51%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       97,785    $   9.229545   $    902,504      1.4%       20.91%      0.00%
  Oncore & Firstar Oncore Xtra.....       92,928    $   9.229545   $    857,685      1.4%       20.91%      0.00%
  Oncore & Firstar Oncore Lite.....       31,333    $   9.229545   $    289,192      1.4%       20.91%      0.00%
                                     ------------                  ------------
                                         271,373                   $  2,509,176
                                     ------------                  ------------
2002
  Top Tradition....................        3,427    $   7.659680   $     26,248      1.1%      -28.50%      0.00%
  Top Plus.........................        3,906    $   7.677381   $     29,990      0.9%      -28.36%      0.00%
  Top Explorer.....................        1,309    $   7.642033   $     10,006      1.3%      -28.64%      0.00%
  Oncore Flex......................          195    $   7.624457   $      1,485      1.5%      -28.79%      0.00%
  Oncore Value.....................       12,078    $   7.677381   $     92,731      0.9%      -28.36%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       52,655    $   7.633237   $    401,929      1.4%      -28.72%      0.00%
  Oncore & Firstar Oncore Xtra.....       23,728    $   7.633237   $    181,120      1.4%      -28.72%      0.00%
  Oncore & Firstar Oncore Lite.....        9,047    $   7.633237   $     69,057      1.4%      -28.72%      0.00%
                                     ------------                  ------------
                                         106,345                   $    812,566
                                     ------------                  ------------
2001
  Top Tradition....................        2,511    $  10.713272   $     26,901      1.1%        7.13%      0.00%     11/1/01
  Top Plus.........................          910    $  10.716750   $      9,754      0.9%        7.17%      0.00%     11/1/01
  Top Explorer.....................          227    $  10.709798   $      2,428      1.3%        7.10%      0.00%     11/1/01
  Oncore Value.....................        3,466    $  10.716750   $     37,140      0.9%        7.17%      0.00%     11/1/01
  Oncore & Firstar Oncore
     Premier.......................        8,434    $  10.708061   $     90,308      1.4%        7.08%      0.00%     11/1/01
  Oncore Xtra......................        2,756    $  10.708061   $     29,515      1.4%        7.08%      0.00%     11/1/01
  Oncore Lite......................          352    $  10.708061   $      3,775      1.4%        7.08%      0.00%     11/1/01
                                     ------------                  ------------
                                          18,656                   $    199,821
                                     ------------                  ------------
MID CAP GROWTH SUBACCOUNT
2003
  Top Tradition....................        8,022    $   8.394263   $     67,335      1.1%       35.12%      0.00%
  Top Plus.........................       14,883    $   8.430327   $    125,468      0.9%       35.39%      0.00%
  Top Explorer.....................        6,691    $   8.358381   $     55,927      1.3%       34.86%      0.00%
  Oncore & Firstar Oncore Flex.....        7,240    $   8.322741   $     60,260      1.5%       34.59%      0.00%
  Oncore & Firstar Oncore Value....       31,657    $   8.430327   $    266,876      0.9%       35.39%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      163,533    $   8.340512   $  1,363,954      1.4%       34.72%      0.00%
  Oncore & Firstar Oncore Xtra.....       69,757    $   8.340512   $    581,805      1.4%       34.72%      0.00%
  Oncore & Firstar Oncore Lite.....       32,903    $   8.340512   $    274,426      1.4%       34.72%      0.00%
                                     ------------                  ------------
                                         334,686                   $  2,796,051
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
MID CAP GROWTH SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................        1,979    $   6.212309   $     12,296      1.1%      -44.05%      0.00%
  Top Plus.........................          660    $   6.226681   $      4,109      0.9%      -43.94%      0.00%
  Top Explorer.....................          110    $   6.197979   $        681      1.3%      -44.16%      0.00%
  Oncore & Firstar Oncore Flex.....        4,185    $   6.183729   $     25,882      1.5%      -44.27%      0.00%
  Oncore & Firstar Oncore Value....       12,149    $   6.226681   $     75,649      0.9%      -43.94%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       57,352    $   6.190843   $    355,056      1.4%      -44.22%      0.00%
  Oncore & Firstar Oncore Xtra.....       27,359    $   6.190843   $    169,373      1.4%      -44.22%      0.00%
  Oncore & Firstar Oncore Lite.....       17,411    $   6.190843   $    107,790      1.4%      -44.22%      0.00%
                                     ------------                  ------------
                                         121,205                   $    750,836
                                     ------------                  ------------
2001
  Top Tradition....................          425    $  11.103671   $      4,718      1.1%       11.04%      0.00%     11/1/01
  Top Plus.........................           48    $  11.107272   $        531      0.9%       11.07%      0.00%     11/1/01
  Top Explorer.....................          955    $  11.100071   $     10,597      1.3%       11.00%      0.00%     11/1/01
  Oncore Flex......................          102    $  11.096484   $      1,130      1.5%       10.96%      0.00%     11/1/01
  Oncore Value.....................          320    $  11.107272   $      3,558      0.9%       11.07%      0.00%     11/1/01
  Oncore & Firstar Oncore
     Premier.......................       15,246    $  11.098274   $    169,198      1.4%       10.98%      0.00%     11/1/01
  Oncore Xtra......................        4,291    $  11.098274   $     47,627      1.4%       10.98%      0.00%     11/1/01
  Oncore Lite......................          765    $  11.098274   $      8,493      1.4%       10.98%      0.00%     11/1/01
                                     ------------                  ------------
                                          22,152                   $    245,852
                                     ------------                  ------------
TOTAL RETURN SUBACCOUNT
2003
  Top Tradition....................      104,144    $  11.020053   $  1,147,670      1.1%       14.74%      1.54%
  Top Plus.........................       97,808    $  11.067354   $  1,082,480      0.9%       14.97%      1.76%
  Investar Vision & Top Spectrum...        8,712    $  11.647527   $    101,470      1.4%       14.40%      1.49%
  Top Explorer.....................       80,644    $  10.972988   $    884,901      1.3%       14.52%      1.60%
  Oncore & Firstar Oncore Flex.....       72,156    $  10.926217   $    788,388      1.5%       14.29%      1.24%
  Oncore & Firstar Oncore Value....      321,878    $  11.067354   $  3,562,335      0.9%       14.97%      1.45%
  Oncore & Firstar Oncore
     Premier.......................    1,838,602    $  10.949550   $ 20,131,879      1.4%       14.40%      1.40%
  Oncore & Firstar Oncore Xtra.....    1,010,353    $  10.949550   $ 11,062,910      1.4%       14.40%      1.40%
  Oncore & Firstar Oncore Lite.....      351,659    $  10.949550   $  3,850,511      1.4%       14.40%      1.40%
                                     ------------                  ------------
                                       3,885,956                   $ 42,612,544
                                     ------------                  ------------
2002
  Top Tradition....................       77,880    $   9.604094   $    747,972      1.1%       -6.38%      1.41%
  Top Plus.........................       71,435    $   9.626258   $    687,653      0.9%       -6.20%      0.94%
  Investar Vision & Top Spectrum...        4,080    $  10.181083   $     41,535      1.4%        1.81%      0.00%
  Top Explorer.....................       37,201    $   9.581997   $    356,461      1.3%       -6.57%      1.37%
  Oncore & Firstar Oncore Flex.....       44,426    $   9.559994   $    424,713      1.5%       -6.75%      0.70%
  Oncore & Firstar Oncore Value....      174,723    $   9.626258   $  1,681,931      0.9%       -6.20%      0.95%
  Oncore & Firstar Oncore
     Premier.......................      848,217    $   9.570975   $  8,118,255      1.4%       -6.66%      0.97%
  Oncore & Firstar Oncore Xtra.....      466,512    $   9.570975   $  4,464,978      1.4%       -6.66%      0.97%
  Oncore & Firstar Oncore Lite.....      163,094    $   9.570975   $  1,560,965      1.4%       -6.66%      0.97%
                                     ------------                  ------------
                                       1,887,568                   $ 18,084,463
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
TOTAL RETURN SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................        4,371    $  10.258711   $     44,844      1.1%        2.59%      0.00%     11/1/01
  Top Plus.........................          537    $  10.262047   $      5,509      0.9%        2.62%      0.00%     11/1/01
  Top Explorer.....................        1,296    $  10.255375   $     13,287      1.3%        2.55%      0.00%     11/1/01
  Oncore & Firstar Oncore Flex.....        1,121    $  10.252051   $     11,497      1.5%        2.52%      0.00%     11/1/01
  Oncore & Firstar Oncore Value....        3,722    $  10.262047   $     38,198      0.9%        2.62%      0.00%     11/1/01
  Oncore & Firstar Oncore
     Premier.......................       51,822    $  10.253712   $    531,356      1.4%        2.54%      0.00%     11/1/01
  Oncore & Firstar Oncore Xtra.....       15,070    $  10.253712   $    154,522      1.4%        2.54%      0.00%     11/1/01
  Oncore & Firstar Oncore Lite.....        1,520    $  10.253712   $     15,590      1.4%        2.54%      0.00%     11/1/01
                                     ------------                  ------------
                                          79,459                   $    814,803
                                     ------------                  ------------
FIRST AMERICAN INSURANCE
  PORTFOLIOS, INC. (CLASS IB):
CORPORATE BOND SUBACCOUNT (NOTE 5)
2003
  Investar Vision & Top Spectrum...       53,559    $  12.851835   $    688,329      1.4%        6.54%      3.67%
  Firstar Oncore Flex..............        1,462    $  12.171651   $     17,792      1.5%        6.44%      3.70%
  Firstar Oncore Value.............        1,451    $  12.531629   $     18,186      0.9%        7.07%      3.98%
  Firstar Oncore Premier...........       59,269    $  12.230767   $    724,910      1.4%        6.54%      4.25%
  Firstar Oncore Xtra..............       63,146    $  12.230767   $    772,326      1.4%        6.54%      4.25%
  Firstar Oncore Lite..............       50,022    $  12.230767   $    611,805      1.4%        6.54%      4.25%
                                     ------------                  ------------
                                         228,909                   $  2,833,348
                                     ------------                  ------------
2002
  Investar Vision & Top Spectrum...       67,190    $  12.062575   $    810,494      1.4%        4.60%      4.41%
  Firstar Oncore Flex..............        2,784    $  11.435421   $     31,832      1.5%        4.50%      1.68%
  Firstar Oncore Value.............        1,763    $  11.704016   $     20,635      0.9%        5.12%      4.67%
  Firstar Oncore Premier...........       58,239    $  11.479639   $    668,555      1.4%        4.60%      4.43%
  Firstar Oncore Xtra..............       55,735    $  11.479639   $    639,817      1.4%        4.60%      4.43%
  Firstar Oncore Lite..............       48,688    $  11.479639   $    558,923      1.4%        4.60%      4.43%
                                     ------------                  ------------
                                         234,399                   $  2,730,256
                                     ------------                  ------------
2001
  Investar Vision & Top Spectrum...       73,787    $  11.531621   $    850,884      1.4%        6.76%      5.28%
  Firstar Oncore Flex..............       11,350    $  10.942862   $    124,200      1.5%        6.65%      4.42%
  Firstar Oncore Value.............        1,020    $  11.133667   $     11,361      0.9%        7.29%      5.32%
  Firstar Oncore Premier...........      113,823    $  10.974344   $  1,249,144      1.4%        6.76%      5.10%
  Firstar Oncore Xtra..............       28,202    $  10.974344   $    309,496      1.4%        6.76%      5.10%
  Firstar Oncore Lite..............       12,147    $  10.974344   $    133,301      1.4%        3.48%      5.10%     4/17/01
                                     ------------                  ------------
                                         240,329                   $  2,678,386
                                     ------------                  ------------
2000
  Investar Vision & Top Spectrum...       83,759    $  10.801406   $    904,719      1.4%       10.36%      7.01%
  Firstar Oncore Flex..............        2,938    $  10.260090   $     30,145      1.5%       10.25%      7.51%
  Firstar Oncore Value.............          581    $  10.376940   $      6,033      0.9%       10.90%      6.29%
  Firstar Oncore Premier...........       29,656    $  10.279419   $    304,834      1.4%       10.36%      7.47%
  Firstar Oncore Xtra..............          581    $  10.279419   $      5,977      1.4%       10.36%      7.47%
                                     ------------                  ------------
                                         117,515                   $  1,251,708
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IB): (CONTINUED)
CORPORATE BOND SUBACCOUNT
  (NOTE 5) (CONTINUED)
1999
  Investar Vision & Top Spectrum...      109,609    $   9.787698   $  1,072,820      1.4%       -6.12       6.45%
  Firstar Oncore Flex..............        1,370    $   9.306326   $     12,750      1.5%       -6.94       7.05%      1/3/99
  Firstar Oncore Premier...........       17,415    $   9.314702   $    162,213      1.4%       -6.85       7.43%      1/3/99
                                     ------------                  ------------
                                         128,394                   $  1,247,783
                                     ------------                  ------------
EQUITY INCOME SUBACCOUNT (NOTE 5)
2003
  Investar Vision & Top Spectrum...      309,372    $  13.986596   $  4,327,059      1.4%       24.92%      1.67%
  Firstar Oncore Flex..............       11,011    $   9.267727   $    102,048      1.5%       24.80%      1.75%
  Firstar Oncore Value.............       48,399    $   9.541858   $    461,815      0.9%       25.54%      1.70%
  Firstar Oncore Premier...........      408,713    $   9.312748   $  3,806,249      1.4%       24.92%      1.89%
  Firstar Oncore Xtra..............      197,781    $   9.312748   $  1,841,880      1.4%       24.92%      1.89%
  Firstar Oncore Lite..............       72,131    $   9.312748   $    671,740      1.4%       24.92%      1.89%
                                     ------------                  ------------
                                       1,047,407                   $ 11,210,791
                                     ------------                  ------------
2002
  Investar Vision & Top Spectrum...      365,994    $  11.196201   $  4,097,744      1.4%      -18.48%      1.64%
  Firstar Oncore Flex..............       13,676    $   7.426072   $    101,557      1.5%      -18.56%      1.47%
  Firstar Oncore Value.............       57,292    $   7.600579   $    435,452      0.9%      -18.07%      1.95%
  Firstar Oncore Premier...........      400,681    $   7.454809   $  2,987,002      1.4%      -18.48%      2.01%
  Firstar Oncore Xtra..............      199,422    $   7.454809   $  1,486,652      1.4%      -18.48%      2.01%
  Firstar Oncore Lite..............       41,568    $   7.454809   $    309,885      1.4%      -18.48%      2.01%
                                     ------------                  ------------
                                       1,078,633                   $  9,418,292
                                     ------------                  ------------
2001
  Investar Vision & Top Spectrum...      483,385    $  13.734218   $  6,638,921      1.4%        2.17%      0.00%    12/14/01
  Firstar Oncore Flex..............       19,999    $   9.118447   $    182,356      1.5%        2.16%      0.00%    12/14/01
  Firstar Oncore Value.............       56,040    $   9.277449   $    519,912      0.9%        2.19%      0.00%    12/14/01
  Firstar Oncore Premier...........      402,235    $   9.144698   $  3,678,316      1.4%        2.17%      0.00%    12/14/01
  Firstar Oncore Xtra..............      182,743    $   9.144698   $  1,671,126      1.4%        2.17%      0.00%    12/14/01
  Firstar Oncore Lite..............        7,847    $   9.144698   $     71,759      1.4%        2.17%      0.00%    12/14/01
                                     ------------                  ------------
                                       1,152,249                   $ 12,762,390
                                     ------------                  ------------
PIMCO VARIABLE INSURANCE TRUST:
REAL RETURN SUBACCOUNT
2003
  Top Tradition....................       60,928    $  11.493370   $    700,273      1.1%        7.67%      2.71%
  Top Plus.........................       40,178    $  11.525641   $    463,080      0.9%        7.88%      2.23%
  Investar Vision & Top Spectrum...        5,612    $  11.445189   $     64,228      1.4%        7.35%      2.41%
  Top Explorer.....................       47,963    $  11.461227   $    549,719      1.3%        7.46%      2.61%
  Oncore & Firstar Oncore Flex.....       48,829    $  11.429238   $    558,075      1.5%        7.25%      2.41%
  Oncore & Firstar Oncore Value....      174,108    $  11.525641   $  2,006,709      0.9%        7.88%      2.16%
  Oncore & Firstar Oncore
     Premier.......................      993,812    $  11.445189   $ 11,374,353      1.4%        7.35%      2.34%
  Oncore & Firstar Oncore Xtra.....      762,023    $  11.445189   $  8,721,501      1.4%        7.35%      2.34%
  Oncore & Firstar Oncore Lite.....      463,243    $  11.445189   $  5,301,900      1.4%        7.35%      2.34%
                                     ------------                  ------------
                                       2,596,696                   $ 29,739,838
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
REAL RETURN SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................       33,034    $  10.674607   $    352,623      1.1%        6.75%      1.44%      8/1/02
  Top Plus.........................        6,412    $  10.683401   $     68,505      0.9%        6.83%      1.12%      8/1/02
  Investar Vision..................        1,781    $  10.661440   $     18,990      1.4%        6.61%      0.93%      8/1/02
  Top Explorer.....................       23,722    $  10.665826   $    253,014      1.3%        6.66%      1.37%      8/1/02
  Oncore & Firstar Oncore Flex.....        9,001    $  10.657072   $     95,929      1.5%        6.57%      1.18%      8/1/02
  Oncore & Firstar Oncore Value....       30,817    $  10.683401   $    329,229      0.9%        6.83%      1.36%      8/1/02
  Oncore & Firstar Oncore
     Premier.......................      543,705    $  10.661440   $  5,796,675      1.4%        6.61%      1.41%      8/1/02
  Oncore & Firstar Oncore Xtra.....      338,497    $  10.661440   $  3,608,861      1.4%        6.61%      1.41%      8/1/02
  Oncore & Firstar Oncore Lite.....       78,966    $  10.661440   $    841,896      1.4%        6.61%      1.41%      8/1/02
                                     ------------                  ------------
                                       1,065,935                   $ 11,365,722
                                     ------------                  ------------
TOTAL RETURN SUBACCOUNT
2003
  Top Tradition....................       30,940    $  10.838704   $    335,348      1.1%        3.49%      2.75%
  Top Plus.........................       33,227    $  10.869124   $    361,153      0.9%        3.90%      2.64%
  Investar Vision & Top Spectrum...        2,505    $  10.793274   $     27,032      1.4%        4.11%      2.79%
  Top Explorer.....................       49,708    $  10.808385   $    537,265      1.3%        3.59%      2.69%
  Oncore & Firstar Oncore Flex.....       17,528    $  10.778221   $    188,923      1.5%        3.70%      2.81%
  Oncore & Firstar Oncore Value....      203,238    $  10.869124   $  2,209,014      0.9%        4.11%      2.77%
  Oncore & Firstar Oncore
     Premier.......................      768,632    $  10.793274   $  8,296,065      1.4%        3.59%      2.75%
  Oncore & Firstar Oncore Xtra.....      997,250    $  10.793274   $ 10,763,590      1.4%        3.59%      2.75%
  Oncore & Firstar Oncore Lite.....      518,535    $  10.793274   $  5,596,691      1.4%        3.59%      2.75%
                                     ------------                  ------------
                                       2,621,563                   $ 28,315,081
                                     ------------                  ------------
2002
  Top Tradition....................       12,084    $  10.431677   $    126,057      1.1%        4.32%      1.41%      8/1/02
  Top Plus.........................       10,820    $  10.440268   $    112,964      0.9%        4.40%      1.23%      8/1/02
  Investar Vision..................          247    $  10.418807   $      2,575      1.4%        4.19%      1.05%      8/1/02
  Top Explorer.....................       28,667    $  10.423086   $    298,795      1.3%        4.23%      1.45%      8/1/02
  Oncore Flex......................        8,040    $  10.414532   $     83,729      1.5%        4.15%      1.19%      8/1/02
  Oncore & Firstar Oncore Value....       61,436    $  10.440268   $    641,404      0.9%        4.40%      1.37%      8/1/02
  Oncore & Firstar Oncore
     Premier.......................      255,511    $  10.418807   $  2,662,134      1.4%        4.19%      1.41%      8/1/02
  Oncore & Firstar Oncore Xtra.....      297,287    $  10.418807   $  3,097,374      1.4%        4.19%      1.41%      8/1/02
  Oncore & Firstar Oncore Lite.....       83,119    $  10.418807   $    865,996      1.4%        4.19%      1.41%      8/1/02
                                     ------------                  ------------
                                         757,211                   $  7,891,028
                                     ------------                  ------------
GLOBAL BOND SUBACCOUNT
2003
  Top Tradition....................       12,396    $  12.102667   $    150,024      1.1%       13.19%      1.87%
  Top Plus.........................        5,227    $  12.136628   $     63,443      0.9%       13.42%      1.94%
  Top Spectrum.....................          914    $  12.051967   $     11,021      1.4%       12.86%      2.53%
  Top Explorer.....................        8,281    $  12.068818   $     99,943      1.3%       12.97%      1.85%
  Oncore & Firstar Oncore Flex.....        3,159    $  12.035152   $     38,017      1.5%       12.75%      2.16%
  Oncore & Firstar Oncore Value....       48,795    $  12.136628   $    592,211      0.9%       13.42%      2.06%
  Oncore & Firstar Oncore
     Premier.......................       96,298    $  12.051967   $  1,160,572      1.4%       12.86%      2.12%
  Oncore & Firstar Oncore Xtra.....      140,630    $  12.051967   $  1,694,868      1.4%       12.86%      2.12%
  Oncore & Firstar Oncore Lite.....      103,003    $  12.051967   $  1,241,383      1.4%       12.86%      2.12%
                                     ------------                  ------------
                                         418,703                   $  5,051,482
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
GLOBAL BOND SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................        8,062    $  10.691996   $     86,203      1.1%        6.92%      0.94%      8/1/02
  Top Plus.........................        2,033    $  10.700805   $     21,759      0.9%        7.01%      0.61%      8/1/02
  Top Explorer.....................        6,465    $  10.683196   $     69,065      1.3%        6.83%      0.82%      8/1/02
  Oncore Flex......................          730    $  10.674433   $      7,789      1.5%        6.74%      0.59%      8/1/02
  Oncore & Firstar Oncore Value....        5,341    $  10.700805   $     57,154      0.9%        7.01%      0.95%      8/1/02
  Oncore Premier...................       12,893    $  10.678814   $    137,675      1.4%        6.79%      0.94%      8/1/02
  Oncore & Firstar Oncore Xtra.....       17,584    $  10.678814   $    187,775      1.4%        6.79%      0.94%      8/1/02
  Oncore Lite......................        3,492    $  10.678814   $     37,292      1.4%        6.79%      0.94%      8/1/02
                                     ------------                  ------------
                                          56,600                   $    604,712
                                     ------------                  ------------
CALVERT VARIABLE SERIES, INC.:
SOCIAL EQUITY SUBACCOUNT (NOTE 5)
2003
  Top Tradition....................       19,291    $   6.692392   $    129,106      1.1%       16.96%      0.02%      5/2/03
  Top Plus.........................       10,620    $   6.785729   $     72,066      0.9%       17.11%      0.02%      5/2/03
  Top Explorer.....................       40,997    $   7.045823   $    288,856      1.3%       16.80%      0.02%      5/2/03
                                     ------------                  ------------
                                          70,908                        490,028
                                     ------------                  ------------
DREYFUS VARIABLE INVESTMENT FUND --
  SERVICE SHARES:
APPRECIATION SUBACCOUNT
2003
  Top Tradition....................        1,874    $  11.714615   $     21,957      1.1%       17.15%      6.38%      5/1/03
  Top Explorer.....................          554    $  11.699161   $      6,481      1.3%       16.99%      6.70%      5/1/03
  Oncore Flex......................           74    $  11.683757   $        860      1.5%       16.84%      5.37%      5/1/03
  Oncore & Firstar Oncore Value....       14,079    $  11.730095   $    165,142      0.9%       17.30%      5.85%      5/1/03
  Oncore & Firstar Oncore
     Premier.......................       38,966    $  11.691446   $    455,579      1.4%       16.91%      5.42%      5/1/03
  Oncore & Firstar Oncore Xtra.....       57,055    $  11.691446   $    667,056      1.4%       16.91%      5.42%      5/1/03
  Oncore & Firstar Oncore Lite.....       33,538    $  11.691446   $    392,105      1.4%       16.91%      5.42%      5/1/03
                                     ------------                  ------------
                                         146,140                   $  1,709,180
                                     ------------                  ------------
ROYCE CAPITAL FUND:
SMALL-CAP SUBACCOUNT
2003
  Top Tradition....................       19,826    $  13.982845   $    277,225      1.1%       39.83%      0.00%      5/1/03
  Top Plus.........................        4,071    $  14.001322   $     57,003      0.9%       40.01%      0.00%      5/1/03
  Top Explorer.....................        7,363    $  13.964419   $    102,823      1.3%       39.64%      0.00%      5/1/03
  Oncore Flex......................       13,595    $  13.946057   $    189,598      1.5%       39.46%      0.00%      5/1/03
  Oncore & Firstar Oncore Value....      136,253    $  14.001322   $  1,907,715      0.9%       40.01%      0.00%      5/1/03
  Oncore & Firstar Oncore
     Premier.......................      132,077    $  13.955225   $  1,843,151      1.4%       39.55%      0.00%      5/1/03
  Oncore & Firstar Oncore Xtra.....      191,582    $  13.955225   $  2,673,571      1.4%       39.55%      0.00%      5/1/03
  Oncore & Firstar Oncore Lite.....      142,177    $  13.955225   $  1,984,117      1.4%       39.55%      0.00%      5/1/03
                                     ------------                  ------------
                                         646,944                   $  9,035,203
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
ROYCE CAPITAL FUND: (CONTINUED)
MICRO-CAP SUBACCOUNT
2003
  Top Tradition....................       15,361    $  14.711160   $    225,980      1.1%       47.11%      0.00%      5/1/03
  Top Plus.........................        4,460    $  14.730584   $     65,704      0.9%       47.31%      0.00%      5/1/03
  Top Explorer.....................        5,226    $  14.691774   $     76,777      1.3%       46.92%      0.00%      5/1/03
  Oncore Flex......................       10,269    $  14.672453   $    150,669      1.5%       46.72%      0.00%      5/1/03
  Oncore & Firstar Oncore Value....       47,410    $  14.730584   $    698,382      0.9%       47.31%      0.00%      5/1/03
  Oncore & Firstar Oncore
     Premier.......................       51,178    $  14.682104   $    751,396      1.4%       46.82%      0.00%      5/1/03
  Oncore & Firstar Oncore Xtra.....      106,280    $  14.682104   $  1,560,410      1.4%       46.82%      0.00%      5/1/03
  Oncore & Firstar Oncore Lite.....       54,230    $  14.682104   $    796,216      1.4%       46.82%      0.00%      5/1/03
                                     ------------                  ------------
                                         294,414                   $  4,325,534
                                     ------------                  ------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS II:
CORE PLUS FIXED INCOME SUBACCOUNT
2003
  Top Tradition....................          291    $  11.531016   $      3,353      1.1%       15.31%      0.00%      5/2/03
  Oncore & Firstar Oncore Value....       11,734    $  11.546281   $    135,480      0.9%       15.46%      0.00%      5/2/03
  Oncore & Firstar Oncore
     Premier.......................       14,011    $  11.508186   $    161,236      1.4%       15.08%      0.02%      5/2/03
  Oncore & Firstar Oncore Xtra.....       64,107    $  11.508186   $    737,776      1.4%       15.08%      0.02%      5/2/03
  Oncore Lite......................        5,926    $  11.508186   $     68,192      1.4%       15.08%      0.02%      5/2/03
                                     ------------                  ------------
                                          96,069                   $  1,106,037
                                     ------------                  ------------
US REAL ESTATE SUBACCOUNT
2003
  Top Tradition....................        1,033    $  12.802466   $     13,229      1.1%       28.02%      0.00%      5/1/03
  Top Plus.........................        3,423    $  12.819379   $     43,885      0.9%       28.19%      0.00%      5/1/03
  Top Explorer.....................            9    $  12.785578   $        115      1.3%       27.86%      0.00%      5/1/03
  Oncore & Firstar Oncore Value....       14,316    $  12.819379   $    183,525      0.9%       28.19%      0.00%      5/1/03
  Oncore & Firstar Oncore
     Premier.......................       34,371    $  12.777148   $    439,141      1.4%       27.77%      0.00%      5/1/03
  Oncore & Firstar Oncore Xtra.....       41,013    $  12.777148   $    524,033      1.4%       27.77%      0.00%      5/1/03
  Oncore & Firstar Oncore Lite.....       54,294    $  12.777148   $    693,725      1.4%       27.77%      0.00%      5/1/03
                                     ------------                  ------------
                                         148,459                   $  1,897,653
                                     ------------                  ------------

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the 12 month period indicated or from the inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** The investment income ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   Total surrender charges in the Account amounted to approximately $5,500,000 and $1,191,000 during 2003 and 2002, respectively.

   Total contract administration charges for the Account amounted to approximately $1,502,000 and $1,377,000 during 2003 and 2002, respectively.

   The tables on the following pages illustrates product and contract level charges by product:

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

   These basic charges are assessed through reduction of daily unit values:

                                                                                   BACK LOAD &         TOP
                                                    COMBINATION        VIA            TOP I         TRADITION
   MORTALITY AND EXPENSE RISK FEES
     (May increase annually to not more than
     1.55%).......................................     0.75%          1.05%       0.85% to 1.05%      0.85%
   ADMINISTRATIVE EXPENSES........................     0.25%          0.25%           0.25%           0.25%
   Total expenses.................................     1.00%          1.30%        1.1% to 1.3%       1.10%

   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE............................      $30            $30             $30             $30
   Each year on the contract anniversary (or at
   the time of surrender of the contract)
   TRANSFER FEE -- per transfer...................   $3 to $15      $3 to $15       $3 to $15       $3 to $15
   (currently no charge for the first 4 transfers
   each contract year)
   SALES CHARGE MADE FROM PURCHASE PAYMENTS.......  No deduction   No deduction    No deduction    No deduction
   SURRENDER CHARGES
   A withdrawal charge may be assessed by ONLIC                       5% of                          7.75% of
   when a contract is surrendered or a partial                     payments in    5% of payments   payments in
   withdrawal of a participant's account value is                    the last      in the last       the last
   made for any other reason than to make a plan                   eight years    eight years on   eight years
   payment to a participant. Percentages vary with                  on amount         amount        on amount
   the number of years from purchase..............   No charge     surrendered     surrendered     surrendered
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes
   will be deducted when annuity payments begin.
   Otherwise, they will be deducted from purchase
   payments.......................................  0.5% to 3.5%   0.5% to 3.5%    0.5% to 3.5%    0.5% to 3.5%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

   These basic charges are assessed through reduction of daily unit values:

                                                                               INVESTAR VISION
                                                                                    & TOP
                                                                 TOP PLUS          SPECTRUM        TOP EXPLORER
   MORTALITY AND EXPENSE RISK FEES
     (May increase annually to not more than 1.55%)..........     0.65%             1.15%             1.05%
   ADMINISTRATIVE EXPENSES...................................     0.25%             0.25%             0.25%
   Total expenses............................................     0.90%             1.40%             1.30%

   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at the time of
   surrender of the contract)................................       NA               $35               $35
   TRANSFER FEE -- per transfer
   (currently no charge for the first 4 transfers each
   contract year)............................................   $3 to $15         $3 to $15         $3 to $15
   SALES CHARGE MADE FROM PURCHASE PAYMENTS..................  No deduction      No deduction      No deduction
   SURRENDER CHARGES
   A withdrawal charge may be assessed by ONLIC when a          6% in the                           7% in the
   contract is surrendered or a partial withdrawal of a         first year                          first year
   participant's account value is made for any other reason         to         7% in the first          to
   than to make a plan payment to a participant. Percentages    0% in the     year to 0% in the     0% in the
   vary with the number of years from purchase...............  seventh year      eighth year       eighth year
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes will be
   deducted when annuity payments begin. Otherwise, they will
   be deducted from purchase payments........................  0.5% to 3.5%      0.5% to 3.5%      0.5% to 3.5%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

   These basic charges are assessed through reduction of daily unit values:

                                     FIRSTAR ONCORE    FIRSTAR ONCORE      FIRSTAR ONCORE      FIRSTAR ONCORE     FIRSTAR ONCORE
                                           &                  &                   &                  &                  &
                                      ONCORE FLEX       ONCORE VALUE       ONCORE PREMIER       ONCORE XTRA        ONCORE LITE
   MORTALITY AND EXPENSE RISK
     FEES..........................      1.25%              0.65%               1.15%              1.15%              1.15%
   ADMINISTRATIVE EXPENSES.........      0.25%              0.25%               0.25%              0.25%
   Total expenses..................      1.50%              0.90%               1.40%              1.40%              1.40%

   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE.............       $30                $30                 $30                $30                $30
   Each year on the contract
   anniversary (or at the time of
   surrender of the contract). No
   charge if contract value exceeds
   $50,000.
   TRANSFER FEE -- per transfer....       $10                $10                 $10                $10                $10
   (currently no charge for the
   first 12 transfers each contract
   year)
   SALES CHARGE MADE FROM PURCHASE
   PAYMENTS........................  No deduction       No deduction        No deduction        No deduction       No deduction
   SURRENDER CHARGES
   A withdrawal charge may be
   assessed by ONLIC when a
   contract is surrendered or a
   partial withdrawal of a
   participant's account value is
   made for any other reason than
   to make a plan payment to a
   participant. Percentages vary                       6% in the first     6% in the first    9% in the first    7% in the first
   with the number of years from                        year to 0% in       year to 0% in      year to 0% in      year to 0% in
   purchase........................    No charge      the seventh year    the seventh year     the ninth year    the fourth year
   STATE PREMIUM TAXES
   In those jurisdictions
   permitting, such taxes will be
   deducted when annuity payments
   begin. Otherwise, they will be
   deducted from purchase
   payments........................  0.5% to 3.5%       0.5% to 3.5%        0.5% to 3.5%        0.5% to 3.5%       0.5% to 3.5%
   OPTIONAL DEATH BENEFITS:
   These annual charges are the
   following percentages of the
   optional death benefit amounts:
   Optional Annual Stepped-up Death
   Benefit.........................      0.05%              0.05%               0.05%              0.10%              0.05%
   Optional Guaranteed Minimum
   Death Benefit ("GMDB")..........      0.25%              0.25%               0.25%                NA               0.25%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     FIRSTAR ONCORE    FIRSTAR ONCORE      FIRSTAR ONCORE      FIRSTAR ONCORE     FIRSTAR ONCORE
                                           &                  &                   &                  &                  &
                                      ONCORE FLEX       ONCORE VALUE       ONCORE PREMIER       ONCORE XTRA        ONCORE LITE
   OPTIONAL ENHANCED DEATH BENEFIT
   ("GEB")
   These annual charges are the
   following percentages of average
   variable account value:
   GEB at issue ages through 70....      0.15%              0.15%               0.15%              0.15%              0.15%
   GEB at issue ages 71 through
     75............................      0.30%              0.30%               0.30%              0.30%              0.30%
   GEB "Plus" at issue ages through
     70............................      0.30%              0.30%               0.30%              0.30%              0.30%
   GEB "Plus" at issue ages 71
   through 75......................      0.60%              0.60%               0.60%              0.60%              0.60%
   OPTIONAL GUARANTEED MINIMUM
   INCOME BENEFIT ("GMIB")
   This annual charge is the
   following percentage of
   guaranteed income base..........      0.45%              0.45%               0.45%              0.45%              0.45%
   OPTIONAL GUARANTEED PRINCIPAL
   PROTECTION ("GPP")
   This annual charge is the
   following percentage of contract
   value as of the beginning of the
   10-year term....................      0.20%              0.20%               0.20%              0.20%              0.25%

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(5) FUND SUBSTITUTIONS

   Effective October 26, 2001, the Subaccounts of the Brinson Series Trust Growth & Income, Small Cap and Strategic Income portfolios were terminated and replaced with the Subaccounts of the Alliance Capital Growth & Income, Quasar and Global Bond portfolios, respectively.

   Effective December 17, 2001, the Subaccounts of the Ohio National Fund, Inc. Relative Value and Firstar Growth & Income portfolios were terminated and replaced with the Subaccount of the First American Insurance Portfolios, Inc. Equity Income portfolio.

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip portfolio.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

   Effective April 29, 2003, Subaccounts of the Dow Target Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

             ACQUIRED PORTFOLIOS                         ACQUIRING PORTFOLIOS
    -------------------------------------         ----------------------------------
    Dow Target 10 -- February Portfolio           Dow Target 10 -- January Portfolio
    Dow Target 10 -- March Portfolio

    Dow Target 10 -- May Portfolio                Dow Target 10 -- April Portfolio
    Dow Target 10 -- June Portfolio

    Dow Target 10 -- August Portfolio             Dow Target 10 -- July Portfolio
    Dow Target 10 -- September Portfolio

    Dow Target 10 -- November Portfolio           Dow Target 10 -- October Portfolio
    Dow Target 10 -- December Portfolio

    Dow Target 5 -- February Portfolio            Dow Target 5 -- January Portfolio
    Dow Target 5 -- March Portfolio

    Dow Target 5 -- May Portfolio                 Dow Target 5 -- April Portfolio
    Dow Target 5 -- June Portfolio

    Dow Target 5 -- August Portfolio              Dow Target 5 -- July Portfolio
    Dow Target 5 -- September Portfolio

    Dow Target 5 -- November Portfolio            Dow Target 5 -- October Portfolio
    Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity portfolio.

OHIO NATIONAL VARIABLE ACCOUNT A

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account A (compromised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

                        OHIO NATIONAL VARIABLE ACCOUNT A


                                    FORM N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included by reference in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG LLP dated February 20, 2004

      Statements of Assets and Contract Owners' Equity, December 31, 2003

      Statements of Operations for the Periods Ended December 31, 2003

      Statements of Changes in Contract Owners' Equity for the Periods Ended December 31, 2003 and 2002

      Notes to Financial Statements, December 31, 2003



The following consolidated financial statements of the Depositor and its subsidiaries are also included by reference in Part B of this Registration
Statement:


      Independent Auditors' Report of KPMG LLP dated February 6, 2004

      Consolidated Balance Sheets, December 31, 2003 and 2002

      Consolidated Statements of Income for the Years Ended December 31, 2003, 2002 and 2001

      Consolidated Statements of Changes in Stockholder's Equity for the Years Ended December 31, 2003, 2002 and 2001

      Consolidated Statements of Cash Flows for the Years Ended December 31, 2003, 2002 and 2001

      Notes to Consolidated Financial Statements, December 31, 2003, 2002 and
      2001


Consent of the following:

      KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43511).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of "ONcore" Variable Annuities was filed as Exhibit (3)(d) of the Registrant's Form N-4, Pre-effective Amendment No. 2 on April 16, 1998.

      (3)(e) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on April 10, 1998
             (File no. 333-43511).

      (3)(f) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on
             April 10, 1998 (File no. 333-43511).

      (4) Variable Deferred Annuity Contract, Form 98-VA-2, was filed as Exhibit (4) of the Registrant's form N-4 on December 30, 1997 (File no. 333-43511).

      (5)(a) Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant's registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).
      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File no. 2-91213) and Exhibit
             (8)(a) of the Registrant's Form N-4, Post-effective Amendment No.
             2 on March 2, 1999 (File No. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Underwriting

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services


Richard J. Bodner*                 Vice President, Corporate Services


Michael A. Boedeker*               Senior Vice President, Investments

Robert A. Bowen*                   Senior Vice President, Information Systems

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski-Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Senior Vice President, Investments

George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert Conway*                     Vice President, PGA Marketing Eastern Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources &
                                   Corporate Services

Diane S. Hagenbuch*                Senior Vice President, Corporate Relations
                                   & Communications

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103

Michael F. Haverkamp*              Senior Vice President and General Counsel


Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------



Therese S. McDonough*             Secretary


William J. McFadden*              Vice President, PGA Marketing Western Division

James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Edward P. Nolan*                  Vice President, Stable Asset Management

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Vice Chairman

George B. Pearson, Jr.*           Senior Vice President, PGA Marketing

William C. Price*                 Vice President and Counsel


James D. Purvis*                  Vice President, Financial Reporting


Arthur J. Roberts*                Vice President, Controller & Treasurer

D. Gates Smith*                   Director and Executive Vice President,
                                  Agency and Group Distribution

James C. Smith*                   Senior Vice President, Internal Audit &
                                  Compliance

Michael D. Stohler*               Vice President, Mortgages and Real Estate


Edith F. Thompson*                Vice President, Individual Annuity Operations


Barbara A. Turner*                Vice President, Broker Dealer Operations

Dennis C. Twarogowski*            Vice President, Career Marketing


Paul J. Twilling*                 Vice President, Information Systems


Dr. David S. Williams*            Vice President and Medical Director



*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company


Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Agency of Massachusetts, Inc.        Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of February 13, 2004, the Registrant's contracts were owned by 59,298 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is presently Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:


      Name                                 Position with ONEQ
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      James I. Miller                      Vice President and Director
      Trudy K. Backus                      Vice President and Director
      Marc L. Collins                      Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer & Compliance Officer


The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------

$91,054,326                     None                          None                   None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        U.S. Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio
National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(c) The Registrant hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 23rd day of April, 2004.


                          OHIO NATIONAL VARIABLE ACCOUNT A
                                    (Registrant)

                           By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)


                           By /s/John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Vice Chairman


Attest:
/s/ Therese S. McDonough
--------------------------------
Therese S. McDonough
Second Vice President
and Corporate Secretary

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 23rd day of April, 2004.


                              THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                              By /s/John J. Palmer
                                 ------------------------------------------
                                John J. Palmer, Vice Chairman

Attest:


/s/ Therese S. McDonough
--------------------------------
Therese S. McDonough
Second Vice President
and Corporate Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                         Date
---------                                  -----                         ----


 s/David B. O'Maley                        Chairman, President,          April 23, 2004
--------------------------------           Chief Executive Officer
 David B. O'Maley                          and Director


*s/Jack E. Brown                           Director                      April 23, 2004
--------------------------------
 Jack E. Brown


*s/William R. Burleigh                     Director                      April 23, 2004
--------------------------------
 William R. Burleigh


*s/Victoria B. Buyniski Gluckman           Director                      April 23, 2004
--------------------------------
 Victoria B. Buyniski Gluckman

                                           Director
--------------------------------
 George E. Castrucci


*s/Raymond R. Clark                        Director                      April 23, 2004
--------------------------------
 Raymond R. Clark


 s/Ronald J. Dolan                         Director                      April 23, 2004
--------------------------------
 Ronald J. Dolan

                                           Director
--------------------------------
 John W. Hayden


*s/James F. Orr                            Director                      April 23, 2004
--------------------------------
 James F. Orr


s/John J. Palmer                           Director                      April 23, 2004
--------------------------------
 John J. Palmer

 s/D. Gates Smith                Director                      April 23, 2004
-------------------------
 D. Gates Smith



*By s/ John J. Palmer
-------------------------
 John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                            Page Number in
Exhibit                                                                     Sequential
Number                  Description                                         Numbering System
------                  -----------                                         ----------------

                        Consent of KPMG LLP

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account A:


We consent to use of our reports for Ohio National Variable Account A dated February 20, 2004 and for The Ohio National Life Insurance Company and subsidiaries dated February 6, 2004 included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in post-effective amendment no. 19 to File No. 333-43511. The report of KPMG LLP covering the December 31, 2003 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to a change in the method of accounting for embedded reinsurance derivatives.





KPMG LLP
Columbus, Ohio

April 26, 2004